                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number 811-03605

                         Northern Institutional Funds
              (Exact name of registrant as specified in charter)

                            50 South LaSalle Street
                               Chicago, IL 60603
              (Address of principal executive offices) (Zip code)

                         Lloyd A. Wennlund, President
                         Northern Institutional Funds
                            50 South LaSalle Street
                               Chicago, IL 60603
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (312) 557-7547

Date of fiscal year end: November 30

Date of reporting period: August 31, 2006

Item 1. Schedule of Investments.

The registrant's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), is as follows:

--------------------------------------------------------------------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   BOND PORTFOLIO

                                                             PRINCIPAL
                                                              AMOUNT   VALUE
------------------------------------------------------------------------------
                                                              (000S)   (000S)
ASSET-BACKED SECURITIES - 13.5%
Commercial Mortgage Services - 12.4%
   Bear Stearns Commercial Mortgage Securities, Series
     2005-PWR9, Class A2,
       4.74%, 9/11/42                                         $2,090   $ 2,052
   Chase Manhattan Bank-First Union National Bank,
     Series 1999-1, Class A2,
       7.44%, 8/15/31                                          2,000     2,107
   Commercial Mortgage Acceptance Corp., Series
     1998-C2, Class A3,
       6.04%, 9/15/30                                          2,080     2,101
   Credit Suisse First Boston Mortgage Securities
     Corp., Series 2002-CKN2, Class A3,
       6.13%, 4/15/37                                          2,250     2,334
   Credit Suisse First Boston Mortgage Securities
     Corp., Series 2004-C5, Class A2,
       4.18%, 11/15/37                                         2,955     2,863
   Greenwich Capital Commercial Funding Corp., Series
     2006-GG7, Class A4,
       6.11%, 7/10/38                                          2,975     3,087
   JP Morgan Chase Commercial Mortgage Securities
     Corp., Series 2003-C1, Class A1,
       4.28%, 1/12/37                                          1,951     1,902
   JP Morgan Chase Commercial Mortgage Securities
     Corp., Series 2005-LDP1, Class A2,
       4.63%, 3/15/46                                          1,820     1,786
   LB-UBS Commercial Mortgage Trust, Series 2005-C3,
     Class A2,
       4.55%, 7/15/30                                          2,820     2,759
   LB-UBS Commercial Mortgage Trust, Series 2005-C5,
     Class A2,
       4.89%, 9/15/30                                          2,170     2,146
   Merrill Lynch Mortgage Trust, Series 2004-BPC1,
     Class A2,
       4.07%, 10/12/41                                         1,915     1,857
   Morgan Stanley Capital I, Series 2006-HQ9, Class A4,
       5.73%, 7/12/44                                          3,505     3,567
   Morgan Stanley Dean Witter Capital I, Series
     2001-TOP1, Class A4,
       6.66%, 2/15/33                                          2,675     2,801
   Morgan Stanley Dean Witter Capital I, Series
     2001-TOP3, Class A4,
       6.39%, 7/15/33                                          2,290     2,392
------------------------------------------------------------------------------
                                                                        33,754
------------------------------------------------------------------------------
Whole Loan - 1.1%
   Washington Mutual, Inc., Series 2003-AR7, Class A5,
       3.07%, 8/25/33                                          3,197     3,145
------------------------------------------------------------------------------
Total Asset-Backed Securities
------------------------------------------------------------------------------
(Cost $ 37,636)                                                         36,899

CORPORATE BONDS - 15.2%
Apparel - 0.6%
   Levi Strauss & Co.,
       12.25%, 12/15/12 +                                      1,445     1,619
------------------------------------------------------------------------------
Banks - 0.3%
   RBS Capital Trust III,
       5.51%, 9/29/49                                            895       862
------------------------------------------------------------------------------
Diversified Financial Services - 6.7%
   General Electric Capital Corp.,
       5.50%, 4/28/11 +                                        2,505     2,531
   Goldman Sachs Group, Inc.,
       6.45%, 5/1/36                                           1,060     1,073
   International Lease Finance Corp.,
       5.00%, 9/15/12                                          1,775     1,731
   Lehman Brothers Holdings, Inc.,
       5.75%, 7/18/11                                          1,190     1,206
   Nelnet, Inc.,
       5.13%, 6/1/10                                           2,565     2,474
   Power Receivable Finance LLC, /(1) (2)/
       6.29%, 1/1/12                                           1,220     1,228
   Residential Capital Corp.,
       6.38%, 6/30/10                                          1,500     1,513
   Swiss Re Capital I LP, /(1) (2)/
       6.85%, 5/29/49 +                                        1,750     1,787
   TRAINS, /(1) (2)/
       7.55%, 5/1/16 +                                         3,825     3,793
   UBS Preferred Funding Trust V,
       6.24%, 5/29/49                                            820       837
------------------------------------------------------------------------------
                                                                        18,173
------------------------------------------------------------------------------

FIXED INCOME PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                    AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                              AMOUNT   VALUE
------------------------------------------------------------------------------
                                                              (000S)   (000S)
CORPORATE BONDS - 15.2% - CONTINUED
Electric - 2.5%
   AES (The) Corp.,
       9.50%, 6/1/09 +                                        $1,305   $ 1,396
   Dominion Resources, Inc. of Virginia,
       5.95%, 6/15/35                                            630       597
   Edison Mission Energy,
       7.73%, 6/15/09 +                                        1,210     1,237
   PSEG Energy Holdings LLC,
       10.00%, 10/1/09                                         1,820     1,966
   PSEG Power LLC,
       5.50%, 12/1/15                                          1,650     1,606
------------------------------------------------------------------------------
                                                                         6,802
------------------------------------------------------------------------------
Insurance - 0.9%
   American International Group, Inc., (2)
       6.25%, 5/1/36 +                                           915       939
   Liberty Mutual Group, Inc., /(1) (2)/
       6.50%, 3/15/35                                          1,790     1,639
------------------------------------------------------------------------------
                                                                         2,578
------------------------------------------------------------------------------
Machinery - Diversified - 0.4%
   Case New Holland, Inc.,
       9.25%, 8/1/11 +                                         1,090     1,155
------------------------------------------------------------------------------
Media - 0.6%
   Comcast Corp.,
       4.95%, 6/15/16 +                                        1,260     1,162
       6.45%, 3/15/37                                            575       564
------------------------------------------------------------------------------
                                                                         1,726
------------------------------------------------------------------------------
Oil & Gas - 1.2%
   Premcor Refining Group (The), Inc.,
       9.50%, 2/1/13                                             750       819
       6.75%, 5/1/14                                           2,370     2,431
------------------------------------------------------------------------------
                                                                         3,250
------------------------------------------------------------------------------
Pipelines - 0.4%
   Consolidated Natural Gas Co.,
       5.00%, 3/1/14                                           1,085     1,031
------------------------------------------------------------------------------
Real Estate - 0.5%
   EOP Operating LP,
       7.88%, 7/15/31 +                                        1,290     1,498
------------------------------------------------------------------------------
Real Estate Investment Trusts - 0.4%
   iStar Financial, Inc.,
       5.88%, 3/15/16 +                                        1,010       998
------------------------------------------------------------------------------
Telecommunications - 0.7%
   Verizon Communications, Inc.,
       5.55%, 2/15/16                                          1,125     1,096
   Verizon New Jersey, Inc.,
       5.88%, 1/17/12                                            780       781
------------------------------------------------------------------------------
                                                                         1,877
------------------------------------------------------------------------------
Total Corporate Bonds
------------------------------------------------------------------------------
(Cost $ 41,692)                                                         41,569

FOREIGN ISSUER BONDS - 4.6%
Banks - 1.8%
   HSBC Holdings PLC,
       6.50%, 5/2/36                                             845       890
   Shinsei Finance Cayman Ltd., /(1) (2)/
       6.42%, 1/29/49 +                                        2,240     2,212
   Sumitomo Mitsui Banking Corp., /(1) (2)/
       5.63%, 7/29/49 +                                        1,880     1,817
------------------------------------------------------------------------------
                                                                         4,919
------------------------------------------------------------------------------
Diversified Financial Services - 1.7%
   Galaxy Entertainment Finance Co. Ltd., /(1) (2)/
       9.88%, 12/15/12                                         1,370     1,435
   MUFG Capital Finance 1 Ltd.,
       6.35%, 7/29/49 +                                        3,150     3,147
------------------------------------------------------------------------------
                                                                         4,582
------------------------------------------------------------------------------
Electric - 0.4%
   National Grid PLC,
       6.30%, 8/1/16                                           1,125     1,153
------------------------------------------------------------------------------
Insurance - 0.3%
   Allied World Assurance Holdings Ltd. of Bermuda,
       7.50%, 8/1/16                                             845       865
------------------------------------------------------------------------------
Telecommunications - 0.4%
   Telecom Italia Capital S.A.,
       5.25%, 11/15/13                                         1,030       981
------------------------------------------------------------------------------
Total Foreign Issuer Bonds
------------------------------------------------------------------------------
(Cost $12,506)                                                          12,500

        NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 FIXED INCOME PORTFOLIOS

--------------------------------------------------------------------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   BOND PORTFOLIO (continued)

                                                            PRINCIPAL
                                                             AMOUNT     VALUE
-------------------------------------------------------------------------------
                                                             (000S)     (000S)
U.S. GOVERNMENT AGENCIES - 55.8% /(3)/
Fannie Mae - 33.8%
       5.40%, 4/13/09 +                                    $     5,550 $  5,543
       5.60%, 6/15/09 +                                          5,500    5,502
       5.50%, 2/22/11 +                                          5,430    5,416
   Pool #255452,
       5.50%, 10/1/19                                            2,569    2,563
   Pool #535982,
       7.50%, 5/1/31                                               156      161
   Pool #545437,
       7.00%, 2/1/32                                                17       17
   Pool #545757,
       7.00%, 6/1/32                                             2,899    2,983
   Pool #703439,
       5.00%, 6/1/18                                                74       73
   Pool #725424,
       5.50%, 4/1/34                                             9,160    9,019
   Pool #725787,
       5.00%, 9/1/19                                             8,493    8,329
   Pool #785242,
       5.50%, 6/1/19                                               123      123
   Pool TBA, /(4)/
       5.50%, 9/1/14                                            14,875   14,819
       5.00%, 10/1/18                                            6,260    6,127
       6.50%, 10/31/33                                           3,315    3,365
       5.50%, 9/15/35                                           11,150   10,941
       5.50%, 10/15/35                                           5,960    5,845
       6.00%, 12/31/64                                          11,560   11,571
-------------------------------------------------------------------------------
                                                                         92,397
-------------------------------------------------------------------------------
Freddie Mac Gold - 21.0%
   Pool #A46279,
       5.00%, 7/1/35                                            15,208   14,589
   Pool #C00910,
       7.50%, 1/1/30                                               890      925
   Pool TBA, /(4)/
       5.50%, 5/23/08                                            7,000    6,869
       5.50%, 9/15/29                                            4,005    3,932
       6.00%, 9/15/32                                           18,090   18,113
       6.50%, 12/31/49                                          12,580   12,777
-------------------------------------------------------------------------------
                                                                         57,205
-------------------------------------------------------------------------------
Government National Mortgage Association - 1.0%
   Pool #595091,
       6.00%, 10/15/32                                             883      892
   Pool #597572,
       5.50%, 9/15/35                                               51       51
   Pool #627123,
       5.50%, 3/15/34                                            1,754    1,739
   Pool #781688,
       6.00%, 12/15/33                                              79       80
-------------------------------------------------------------------------------
                                                                          2,762
-------------------------------------------------------------------------------
Total U.S. Government Agencies
-------------------------------------------------------------------------------
(Cost $152,590)                                                         152,364

U.S. GOVERNMENT OBLIGATIONS - 9.8%
U.S. Treasury Bond - 1.7%
       6.75%, 8/15/26 +                                          3,782    4,636
-------------------------------------------------------------------------------
U.S. Treasury Inflation Indexed Bond - 5.0%
       2.50%, 7/15/16                                           13,397   13,700
-------------------------------------------------------------------------------
U.S. Treasury Note - 1.1%
       4.88%, 8/15/16 +                                          2,991    3,025
-------------------------------------------------------------------------------
U.S. Treasury Strip - 2.0%
       0.00%, 5/15/30 +                                         17,456    5,502
-------------------------------------------------------------------------------
Total U.S. Government Obligations
-------------------------------------------------------------------------------
(Cost $26,493)                                                           26,863

                                                             NUMBER
                                                            OF SHARES   VALUE
-------------------------------------------------------------------------------
                                                                        (000S)
INVESTMENT COMPANY - 19.3%
   Northern Institutional Funds - Liquid Assets
     Portfolio /(5)/                                        52,529,190   52,529
-------------------------------------------------------------------------------
Total Investment Company
-------------------------------------------------------------------------------
(Cost $52,529)                                                           52,529

FIXED INCOME PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                    AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                            AMOUNT     VALUE
-------------------------------------------------------------------------------
                                                            (000S)     (000S)
SHORT-TERM INVESTMENTS - 35.4%
   ABN-AMRO Bank, Amsterdam, Netherlands, Eurodollar
     Time Deposit,
       5.29%, 9/1/06                                        $40,915  $  40,915
   FLHB Discount Note,
       5.05%, 9/1/06                                         55,579     55,579
-------------------------------------------------------------------------------
Total Short-Term Investments
-------------------------------------------------------------------------------
(Cost $96,494)                                                          96,494
-------------------------------------------------------------------------------
Total Investments - 153.6%                                             419,218
-------------------------------------------------------------------------------
(Cost $419,940)
   Liabilities less Other Assets - (53.6)%                            (146,281)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $ 272,937

/(1)/ Restricted security that has been deemed illiquid. At August 31, 2006, the value of these restricted illiquid securities amounted to approximately $13,911,000 or 5.1% of net assets. Additional information on each restricted illiquid security is as follows:

                                                     ACQUISITION   ACQUISITION
SECURITY                                                DATE          COST
------------------------------------------------------------------------------
                                                                     (000S)
Galaxy Entertainment Finance Co. Ltd.,
9.88%, 12/15/12                                     5/9/06-7/21/06   $1,443
Liberty Mutual Group, Inc.,
6.50%, 3/15/35                                      4/5/06-5/18/06    1,661
Power Receivable Finance LLC,
6.29%, 1/1/12                                              9/30/03    1,220
Shinsei Finance Cayman Ltd.,
6.42%, 1/29/49                                             2/16/06    2,253
Sumitomo Mitsui Banking Corp.,
5.63%, 7/29/49                                             7/15/05    1,870
Swiss Re Capital I LP,
6.85%, 5/29/49                                              5/4/06    1,750
TRAINS,
7.55%, 5/1/16                                               6/7/06    3,792
------------------------------------------------------------------------------

/(2)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
/(3)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(4)/ When-Issued Security
/(5)/ Investment relates to cash collateral received from portfolio securities loaned.
+     Security is either wholly or partially on loan.

At August 31, 2006, the Bond Portfolio had outstanding forward foreign currency exchange contracts as follows:

                                      IN
                         AMOUNT    EXCHANGE    AMOUNT
CONTRACTS TO DELIVER     (LOCAL      FOR       (LOCAL   SETTLEMENT UNREALIZED
CURRENCY                CURRENCY)  CURRENCY   CURRENCY)    DATE    GAIN/(LOSS)
------------------------------------------------------------------------------
                         (000S)                (000S)                (000S)
U.S. Dollar              11,236          Euro   8,750    9/18/06      $(14)
Euro                      8,750   U.S. Dollar  11,268    9/18/06        46
------------------------------------------------------------------------------
Total                                                                 $ 32

Federal Tax Information:

At August 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                      $419,940
------------------------------------------------------------------------------
Gross tax appreciation of investments                                $  1,465
Gross tax depreciation of investments                                  (2,187)
------------------------------------------------------------------------------
Net tax depreciation of investments                                  $   (722)
------------------------------------------------------------------------------

        NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 FIXED INCOME PORTFOLIOS

--------------------------------------------------------------------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   CORE BOND PORTFOLIO

                                                              PRINCIPAL
                                                               AMOUNT   VALUE
-------------------------------------------------------------------------------
                                                               (000S)   (000S)
ASSET-BACKED SECURITIES - 9.9%
Commercial Mortgage Services - 9.0%
   Banc of America Commercial Mortgage, Inc., Series
     2004-5, Class A2,
       4.18%, 11/10/41                                         $1,115   $ 1,085
   Chase Manhattan Bank-First Union National Bank,
     Series 1999-1, Class A2,
       7.44%, 8/15/31                                             415       437
   Commercial Mortgage Acceptance Corp., Series 1998-C2,
     Class A3,
       6.04%, 9/15/30                                             985       995
   Credit Suisse First Boston Mortgage Securities Corp.,
     Series 2002-CKN2, Class A3,
       6.13%, 4/15/37                                             980     1,017
   Credit Suisse First Boston Mortgage Securities Corp.,
     Series 2004-C5, Class A2,
       4.18%, 11/15/37                                          1,720     1,666
   GMAC Commercial Mortgage Securities, Inc., Series
     2002-C3, Class A2,
       4.93%, 7/10/39                                             640       627
   Greenwich Capital Commercial Funding Corp., Series
     2005-GG3, Class A2,
       4.31%, 8/10/42                                             465       453
   Greenwich Capital Commercial Funding Corp., Series
     2006-GG7, Class A4,
       6.11%, 7/10/38                                           1,830     1,899
   JP Morgan Chase Commercial Mortgage Securities Corp.,
     Series 2003-C1, Class A1,
       4.28%, 1/12/37                                             407       396
   JP Morgan Chase Commercial Mortgage Securities Corp.,
     Series 2005-LDP1, Class A2,
       4.63%, 3/15/46                                             660       648
   LB-UBS Commercial Mortgage Trust, Series 2005-C3,
     Class A2,
       4.55%, 7/15/30                                           1,707     1,670
   LB-UBS Commercial Mortgage Trust, Series 2005-C5,
     Class A2,
       4.89%, 9/15/30                                           1,130     1,117
   Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class
     A2,
       4.07%, 10/12/41                                            980       950
   Morgan Stanley Capital I, Series 2006-HQ9, Class A4,
       5.73%, 7/12/44                                           1,945     1,979
   Morgan Stanley Dean Witter Capital I, Series
     2001-TOP1, Class A4,
       6.66%, 2/15/33                                             480       503
   Morgan Stanley Dean Witter Capital I, Series
     2001-TOP3, Class A4,
       6.39%, 7/15/33                                             640       669
-------------------------------------------------------------------------------
                                                                         16,111
-------------------------------------------------------------------------------
Mortgage Backed Securities - 0.6%
   Bear Stearns Commercial Mortgage Securities, Series
     2005-PWR9, Class A2,
       4.74%, 9/11/42                                           1,170     1,148
-------------------------------------------------------------------------------
   Whole Loan - 0.3%
       Washington Mutual, Inc., Series 2003-AR7, Class
         A5,
       3.07%, 8/25/33                                             496       488
-------------------------------------------------------------------------------
Total Asset-Backed Securities
-------------------------------------------------------------------------------
(Cost $ 17,920)                                                          17,747

CORPORATE BONDS - 13.4%
Banks - 0.3%
   RBS Capital Trust III,
       5.51%, 9/29/49                                             530       510
-------------------------------------------------------------------------------
Diversified Financial Services - 7.6%
   Allstate Life Global Funding Trusts,
       4.50%, 5/29/09                                             515       505
   American General Finance Corp.,
       5.38%, 10/1/12 +                                           980       970
   Citigroup, Inc.,
       5.85%, 8/2/16                                              925       948
   General Electric Capital Corp.,
       5.50%, 4/28/11 +                                         1,675     1,692
   Goldman Sachs Group, Inc.,
       5.35%, 1/15/16 +                                           515       503
       6.45%, 5/1/36                                              650       658
   HSBC Finance Corp.,
       5.70%, 6/1/11 +                                            660       670

FIXED INCOME PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                    AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT   VALUE
-------------------------------------------------------------------------------
                                                               (000S)   (000S)
CORPORATE BONDS - 13.4% - CONTINUED
Diversified Financial Services - 7.6% - (continued)
   International Lease Finance Corp.,
       5.00%, 9/15/12 +                                        $1,005   $   980
   Lehman Brothers Holdings, Inc.,
       5.75%, 7/18/11 +                                           715       725
   Morgan Stanley,
       5.38%, 10/15/15 +                                          795       778
   Nelnet, Inc.,
       5.13%, 6/1/10                                            1,775     1,712
   Power Receivable Finance LLC, /(1) (2)/
       6.29%, 1/1/12                                              266       268
   Residential Capital Corp.,
       6.38%, 6/30/10                                           1,665     1,679
   Swiss Re Capital I LP, /(1) (2)/
       6.85%, 5/29/49                                           1,050     1,072
   UBS Preferred Funding Trust V,
       6.24%, 5/29/49 +                                           520       531
-------------------------------------------------------------------------------
                                                                         13,691
-------------------------------------------------------------------------------
Electric - 0.9%
   Dominion Resources, Inc. of Virginia,
       5.95%, 6/15/35 +                                           385       365
   PSEG Power LLC,
       5.50%, 12/1/15                                           1,080     1,051
   Public Service Electric & Gas,
       4.00%, 11/1/08                                             250       243
-------------------------------------------------------------------------------
                                                                          1,659
-------------------------------------------------------------------------------
Insurance - 1.0%
   AIG SunAmerica Global Financing X, /(1) (2)/
       6.90%, 3/15/32 +                                           250       276
   American International Group, Inc., /(1) (2)/
       6.25%, 5/1/36                                              560       575
   Liberty Mutual Group, Inc., /(1) (2)/
       6.50%, 3/15/35 +                                         1,080       989
-------------------------------------------------------------------------------
                                                                          1,840
-------------------------------------------------------------------------------
Media - 0.6%
   Comcast Corp.,
       4.95%, 6/15/16 +                                           740       683
       6.45%, 3/15/37 +                                           355       348
-------------------------------------------------------------------------------
                                                                          1,031
-------------------------------------------------------------------------------
Oil & Gas - 1.1%
   Premcor Refining Group (The), Inc.,
       9.50%, 2/1/13                                              340       371
       6.75%, 5/1/14                                            1,500     1,539
-------------------------------------------------------------------------------
                                                                          1,910
-------------------------------------------------------------------------------
Pipelines - 0.3%
   Consolidated Natural Gas Co.,
       5.00%, 3/1/14                                              585       556
-------------------------------------------------------------------------------
Real Estate - 0.5%
   EOP Operating LP,
       7.88%, 7/15/31 +                                           705       819
-------------------------------------------------------------------------------
Real Estate Investment Trusts - 0.3%
   iStar Financial, Inc.,
       5.88%, 3/15/16 +                                           625       618
-------------------------------------------------------------------------------
Telecommunications - 0.8%
   Verizon Communications, Inc.,
       5.55%, 2/15/16                                             675       657
   Verizon New Jersey, Inc.,
       5.88%, 1/17/12                                             510       511
   Verizon of New England, Inc.,
       6.50%, 9/15/11                                             260       265
-------------------------------------------------------------------------------
                                                                          1,433
-------------------------------------------------------------------------------
Total Corporate Bonds
-------------------------------------------------------------------------------
(Cost $24,051)                                                           24,067

FOREIGN ISSUER BONDS - 3.7%
Banks - 1.4%
   HSBC Holdings PLC,
       6.50%, 5/2/36                                              525       553
   Shinsei Finance Cayman Ltd., /(1) (2)/
       6.42%, 1/29/49 +                                         1,220     1,205
   Sumitomo Mitsui Banking Corp., /(1) (2)/
       5.63%, 7/29/49 +                                           870       841
-------------------------------------------------------------------------------
                                                                          2,599
-------------------------------------------------------------------------------
Diversified Financial Services - 0.9%
   MUFG Capital Finance 1 Ltd.,
       6.35%, 7/29/49 +                                         1,595     1,597
-------------------------------------------------------------------------------
Electric - 0.4%
   National Grid PLC,
       6.30%, 8/1/16                                              725       743
-------------------------------------------------------------------------------

        NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 FIXED INCOME PORTFOLIOS

--------------------------------------------------------------------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   CORE BOND PORTFOLIO (continued)

                                                              PRINCIPAL
                                                               AMOUNT   VALUE
 ------------------------------------------------------------------------------
                                                               (000S)   (000S)
 FOREIGN ISSUER BONDS - 3.7% - CONTINUED
 Insurance - 0.3%
    Allied World Assurance Holdings Ltd. of Bermuda,
        7.50%, 8/1/16                                          $  525   $   537
 ------------------------------------------------------------------------------
 Telecommunications - 0.7%
    Telecom Italia Capital S.A.,
        5.25%, 11/15/13                                           600       572
    Telefonos de Mexico S.A. de CV,
        4.75%, 1/27/10                                            685       666
 ------------------------------------------------------------------------------
                                                                          1,238
 ------------------------------------------------------------------------------
 Total Foreign Issuer Bonds
 ------------------------------------------------------------------------------
 (Cost $6,720)                                                            6,714
 U.S. GOVERNMENT AGENCIES /(3)/ - 51.2%
 Fannie Mae - 34.3%
        5.40%, 4/13/09 +                                        3,320     3,316
        5.60%, 6/15/09 +                                        3,315     3,316
        5.50%, 2/22/11 +                                        3,315     3,307
    Pool #255452,
        5.50%, 10/1/19                                          1,509     1,506
    Pool #255934,
        6.00%, 11/1/35                                            512       513
    Pool #535714,
        7.50%, 1/1/31                                              69        72
    Pool #545757,
        7.00%, 6/1/32                                             561       578
    Pool #555599,
        7.00%, 4/1/33                                             189       194
    Pool #651897,
        7.00%, 8/1/32                                             354       364
    Pool #656035,
        7.50%, 9/1/32                                              94        97
    Pool #703439,
        5.00%, 6/1/18                                           1,162     1,142
    Pool #712130,
        7.00%, 6/1/33                                              92        95
    Pool #725424,
        5.50%, 4/1/34                                           5,182     5,102
    Pool #725787,
        5.00%, 9/1/19                                           2,408     2,362
    Pool #733868,
        6.00%, 12/1/32                                            662       665
    Pool #735931,
        5.00%, 10/1/20                                            395       386
    Pool #794338,
        6.00%, 9/1/34                                           1,271     1,274
    Pool #796371,
        5.00%, 10/1/19                                            278       273
    Pool #797773,
        5.00%, 3/1/20                                             216       211
    Pool #814782,
        7.00%, 4/1/35                                              58        59
    Pool #839291,
        5.00%, 9/1/20                                             157       154
    Pool TBA, /(4)/
        5.50%, 9/1/14                                           9,785     9,748
        5.00%, 11/1/17                                          3,760     3,680
        6.50%, 9/1/32                                           2,205     2,238
        5.50%, 9/1/33                                           8,025     7,875
        5.50%, 10/15/33                                         4,050     3,972
        6.00%, 12/31/34                                         7,680     7,687
        5.00%, 12/31/49                                         1,635     1,566
 ------------------------------------------------------------------------------
                                                                         61,752
 ------------------------------------------------------------------------------
 Freddie Mac Gold - 16.2%
    Pool #A41893,
        5.00%, 1/1/36                                           7,869     7,548
    Pool #A46279,
        5.00%, 7/1/35                                             235       226
    Pool #G01186,
        7.50%, 2/1/31                                              15        15
    Pool TBA, /(4)/
        5.50%, 9/15/29                                          2,465     2,421
        5.50%, 10/1/33                                          3,035     2,978
        6.00%, 12/31/49                                         8,240     8,250
        6.50%, 12/31/49                                         7,665     7,785
 ------------------------------------------------------------------------------
                                                                         29,223
 ------------------------------------------------------------------------------
 Government National Mortgage Association - 0.7%
    Pool #595091,
        6.00%, 10/15/32                                           437       442
    Pool #604183,
        5.50%, 4/15/33                                             72        71
    Pool #627123,
        5.50%, 3/15/34                                            646       640

FIXED INCOME PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                    AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT      VALUE
-------------------------------------------------------------------------------
                                                           (000S)      (000S)
U.S. GOVERNMENT AGENCIES /(3)/ - 51.2% - CONTINUED
Government National Mortgage Association - 0.7% -
  (continued)
   Pool #633627,
       5.50%, 9/15/34                                    $        90 $      89
-------------------------------------------------------------------------------
                                                                         1,242
-------------------------------------------------------------------------------
Total U.S. Government Agencies
-------------------------------------------------------------------------------
(Cost $92,365)                                                          92,217
U.S. GOVERNMENT OBLIGATIONS - 17.0%
U.S. Treasury Bonds - 4.2%
       6.75%, 8/15/26 +                                        6,121     7,503
-------------------------------------------------------------------------------
U.S. Treasury Inflation Indexed Bonds - 5.0%
       2.50%, 7/15/16                                          8,871     9,071
-------------------------------------------------------------------------------
U.S. Treasury Notes - 7.6%
       4.88%, 7/31/11 +                                        3,635     3,662
       4.88%, 8/15/16 +                                        9,962    10,075
-------------------------------------------------------------------------------
                                                                        13,737
-------------------------------------------------------------------------------
U.S. Treasury Strips - 0.2%
       0.00%, 5/15/30 +                                        1,117       352
-------------------------------------------------------------------------------
Total U.S. Government Obligations
-------------------------------------------------------------------------------
(Cost $30,365)                                                          30,663
                                                           NUMBER
                                                          OF SHARES    VALUE
-------------------------------------------------------------------------------
                                                                       (000S)
INVESTMENT COMPANY - 25.8%
   Northern Institutional Funds - Liquid Assets
     Portfolio /(5)/                                      46,416,571    46,417
-------------------------------------------------------------------------------
Total Investment Company
-------------------------------------------------------------------------------
(Cost $46,417)                                                          46,417

                                                          PRINCIPAL
                                                           AMOUNT      VALUE
-------------------------------------------------------------------------------
                                                           (000S)      (000S)
SHORT-TERM INVESTMENTS - 37.4%
   ABN-Amro Bank, Amsterdam, Eurodollar Time
     Deposit,
       5.29%, 9/1/06                                          26,975    26,975
   FHLB Discount Note,
       5.05%, 9/1/06                                          40,398    40,398
-------------------------------------------------------------------------------
Total Short-Term Investments
-------------------------------------------------------------------------------
(Cost $67,373)                                                          67,373
-------------------------------------------------------------------------------
Total Investments - 158.4%
-------------------------------------------------------------------------------
(Cost $285,211)                                                        285,198
   Liabilities less Other Assets - (58.4)%                            (105,131)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $ 180,067

/(1)/ Restricted security that has been deemed illiquid. At August 31, 2006, the value of these restricted illiquid securities amounted to approximately $5,226,000 or 2.9% of net assets. Additional information on each restricted illiquid security is as follows:

                                                      ACQUISITION   ACQUISITION
SECURITY                                                 DATE          COST
-------------------------------------------------------------------------------
                                                                      (000S)
AIG SunAmerica Global Financing X,
6.90%, 3/15/32                                      3/13/02-9/5/02    $  255
American International Group, Inc.,
6.25%, 5/1/36                                           4/12/06          557
Liberty Mutual Group, Inc.,
6.50%, 3/15/35                                      4/5/06-5/18/06     1,001
Power Receivable Finance LLC,
6.29%, 1/1/12                                           9/30/03          266
Shinsei Finance Cayman Ltd.,
6.42%, 1/29/49                                          2/16/06        1,227
Sumitomo Mitsui Banking Corp.,
5.63%, 7/29/49                                      7/15/05-1/27/06      865
Swiss Re Capital I LP,
6.85%, 5/29/49                                          5/04/06        1,050
-------------------------------------------------------------------------------

/(2)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
/(3)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(4)/ When-Issued Security
/(5)/ Investment relates to cash collateral received from portfolio securities loaned.
+     Security is either wholly or partially on loan.

        NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 FIXED INCOME PORTFOLIOS

--------------------------------------------------------------------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   CORE BOND PORTFOLIO (continued)

Federal Tax Information:

At August 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                       $285,211
-------------------------------------------------------------------------------
Gross tax appreciation of investments                                 $  1,033
Gross tax depreciation of investments                                   (1,046)
-------------------------------------------------------------------------------
Net tax depreciation of investments                                   $    (13)
-------------------------------------------------------------------------------

FIXED INCOME PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   U.S. TREASURY INDEX PORTFOLIO

                                                            PRINCIPAL
                                                             AMOUNT     VALUE
-------------------------------------------------------------------------------
                                                             (000S)     (000S)
U.S. GOVERNMENT OBLIGATIONS - 98.4%
U.S. Treasury Bonds - 29.3%
       14.00%, 11/15/11 +                                   $      660 $   672
       12.50%, 8/15/14                                           1,000   1,212
       7.25%, 5/15/16 +                                          1,000   1,191
       9.00%, 11/15/18 +                                           700     964
       8.13%, 8/15/19 +                                          1,300   1,700
       8.75%, 8/15/20 +                                          1,000   1,383
       8.00%, 11/15/21 +                                         1,100   1,456
       6.25%, 8/15/23 +                                          1,450   1,663
       6.50%, 11/15/26 +                                         1,000   1,196
       6.13%, 11/15/27 +                                         1,000   1,154
       5.25%, 2/15/29 +                                          1,100   1,147
       6.25%, 5/15/30 +                                            500     592
-------------------------------------------------------------------------------
                                                                        14,330
-------------------------------------------------------------------------------
U.S. Treasury Notes - 69.1%
       4.00%, 9/30/07 +                                          1,500   1,485
       3.00%, 11/15/07 +                                           500     489
       3.00%, 2/15/08 +                                          1,300   1,266
       4.63%, 2/29/08 +                                          2,000   1,993
       5.63%, 5/15/08 +                                          3,400   3,444
       5.00%, 7/31/08                                              500     502
       3.13%, 10/15/08 +                                         2,300   2,225
       4.75%, 11/15/08 +                                         1,700   1,700
       3.00%, 2/15/09 +                                          1,600   1,537
       3.88%, 5/15/09 +                                          1,000     979
       3.63%, 7/15/09 +                                          1,000     971
       3.38%, 10/15/09                                           1,700   1,635
       3.50%, 2/15/10 +                                          1,100   1,058
       6.50%, 2/15/10 +                                            900     950
       3.88%, 5/15/10 +                                          1,600   1,556
       5.75%, 8/15/10 +                                          1,100   1,142
       5.00%, 2/15/11 +                                          1,000   1,014
       4.88%, 5/31/11 +                                          1,000   1,007
       4.00%, 11/15/12 +                                           500     481
       3.63%, 5/15/13 +                                          1,550   1,454
       4.25%, 8/15/13                                            1,800   1,750
       4.25%, 11/15/13 +                                         1,200   1,165
       4.75%, 5/15/14 +                                          1,150   1,151
       4.00%, 2/15/15 +                                            900     854
       4.13%, 5/15/15 +                                            600     574
       4.50%, 11/15/15 +                                         1,450   1,424
-------------------------------------------------------------------------------
                                                                        33,806
-------------------------------------------------------------------------------
Total U.S. Government Obligations
-------------------------------------------------------------------------------
(Cost $48,742)                                                          48,136

                                                             NUMBER
                                                            OF SHARES   VALUE
-------------------------------------------------------------------------------
                                                                        (000S)
INVESTMENT COMPANY - 18.4%
   Northern Institutional Funds - Liquid Assets
     Portfolio /(1)/                                         8,998,441   8,998
-------------------------------------------------------------------------------
Total Investment Company
-------------------------------------------------------------------------------
(Cost $8,998)                                                            8,998

                                                            PRINCIPAL
                                                             AMOUNT     VALUE
-------------------------------------------------------------------------------
                                                             (000S)     (000S)
SHORT-TERM INVESTMENT - 1.6%
   FHLB Discount Note,
       5.05%, 9/1/06                                        $      780     780
-------------------------------------------------------------------------------
Total Short-Term Investment
-------------------------------------------------------------------------------
(Cost $780)                                                                780
-------------------------------------------------------------------------------
Total Investments - 118.4%
-------------------------------------------------------------------------------
(Cost $58,520)                                                          57,914
   Liabilities less Other Assets - (18.4)%                              (8,986)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $48,928

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.
+     Security is either wholly or partially on loan.

Federal Tax Information:

At August 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                       $58,520
------------------------------------------------------------------------------
Gross tax appreciation of investments                                 $   278
Gross tax depreciation of investments                                    (884)
------------------------------------------------------------------------------
Net tax depreciation of investments                                   $  (606)
------------------------------------------------------------------------------

FIXED INCOME PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   INTERMEDIATE BOND PORTFOLIO

                                                               PRINCIPAL
                                                                AMOUNT   VALUE
-------------------------------------------------------------------------------
                                                                (000S)   (000S)
ASSET-BACKED SECURITIES - 22.0%
Automobile - 3.6%
   Daimler Chrysler Auto Trust, Series 2005-A, Class A4,
       3.74%, 2/8/10                                             $375    $  367
   Nissan Auto Receivables Owner Trust, Series 2005-A,
     Class A4,
       3.82%, 7/15/10                                             385       377
   USAA Auto Owner Trust, Series 2005-4, Class A4,
       4.89%, 8/15/12                                             380       378
-------------------------------------------------------------------------------
                                                                          1,122
-------------------------------------------------------------------------------
Commercial Mortgage Services - 16.4%
   Banc of America Commercial Mortgage, Inc., Series
     2004-5, Class A2,
       4.18%, 11/10/41                                            255       248
   Chase Manhattan Bank-First Union National Bank, Series
     1999-1, Class A2,
       7.44%, 8/15/31                                             505       532
   Commercial Mortgage Acceptance Corp., Series 1998-C2,
     Class A3,
       6.04%, 9/15/30                                             340       343
   Commercial Mortgage Acceptance Corp., Series 1999-C1,
     Class A2,
       7.03%, 6/15/31                                             289       299
   Commercial Mortgage Asset Trust, Series 1999-C1, Class
     A3,
       6.64%, 1/17/32                                             460       474
   Credit Suisse First Boston Mortgage Securities Corp.,
     Series 2002-CKN2, Class A3,
       6.13%, 4/15/37                                             120       124
   Credit Suisse First Boston Mortgage Securities Corp.,
     Series 2004-C5, Class A2,
       4.18%, 11/15/37                                            300       291
   DLJ Commercial Mortgage Corp., Series 1998-CF2, Class
     A1B,
       6.24%, 11/12/31                                            295       299
   DLJ Commercial Mortgage Corp., Series 1999-CG1, Class
     A1B,
       6.46%, 3/10/32                                             155       159
   Greenwich Capital Commercial Funding Corp., Series
     2005-GG3, Class A2,
       4.31%, 8/10/42                                             115       112
   Greenwich Capital Commercial Funding Corp., Series
     2006-GG7, Class A4,
       6.11%, 7/10/38                                             285       296
   JP Morgan Chase Commercial Mortgage Securities Corp.,
     Series 2003-C1, Class A1,
       4.28%, 1/12/37                                             156       152
   JP Morgan Chase Commercial Mortgage Securities Corp.,
     Series 2005-LDP1, Class A2,
       4.63%, 3/15/46                                             195       191
   LB Commercial Conduit Mortgage Trust, Series 1998-C1,
     Class A3,
       6.48%, 2/18/30                                             284       286
   LB-UBS Commercial Mortgage Trust, Series 2005-C3,
     Class A2,
       4.55%, 7/15/30                                             298       292
   LB-UBS Commercial Mortgage Trust, Series 2005-C5,
     Class A2,
       4.89%, 9/15/30                                             275       272
   Merrill Lynch Mortgage Trust, Series 2004- BPC1, Class
     A2,
       4.07%, 10/12/41                                            265       257
   Morgan Stanley Capital I, Series 2006-HQ9, Class A4,
       5.73%, 7/12/44                                             335       341
   Morgan Stanley Dean Witter Capital I, Series
     2001-TOP3, Class A4,
       6.39%, 7/15/33                                             125       131
-------------------------------------------------------------------------------
                                                                          5,099
-------------------------------------------------------------------------------
Credit Card - 1.4%
   Citibank Credit Card Issuance Trust, Series 2003-A3,
     Class A3,
       3.10%, 3/10/10                                             245       238
   MBNA Credit Card Master Note Trust, Series 2003-A6,
     Class A6,
       2.75%, 10/15/10                                            200       192
-------------------------------------------------------------------------------
                                                                            430
-------------------------------------------------------------------------------
Whole Loan - 0.6%
   Washington Mutual, Inc., Series 2003-AR7, Class A5,
       3.07%, 8/25/33                                             183       180
-------------------------------------------------------------------------------
Total Asset-Backed Securities
-------------------------------------------------------------------------------
(Cost $6,965)                                                             6,831

FIXED INCOME PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                    AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                AMOUNT   VALUE
-------------------------------------------------------------------------------
                                                                (000S)   (000S)
CORPORATE BONDS - 27.6%
Apparel - 0.6%
   Levi Strauss & Co.,
       12.25%, 12/15/12 +                                        $155    $  173
Banks - 0.3%
   RBS Capital Trust III,
       5.51%, 9/29/49                                              90        87
-------------------------------------------------------------------------------
Diversified Financial Services - 14.2%
   Allstate Life Global Funding Trusts,
       4.50%, 5/29/09 +                                           205       201
   American General Finance Corp.,
       5.38%, 10/1/12                                             235       233
   Caterpillar Financial Services Corp.,
       4.15%, 1/15/10 +                                           205       198
   Citigroup , Inc.,
       5.85%, 8/2/16                                              175       179
   General Electric Capital Corp.,
       5.50%, 4/28/11                                             700       707
   Goldman Sachs Group, Inc.,
       5.35%, 1/15/16 +                                           160       156
   HSBC Finance Corp.,
       5.70%, 6/1/11                                              270       274
   International Lease Finance Corp.,
       5.00%, 9/15/12                                             270       263
   JPMorgan Chase & Co.,
       5.15%, 10/1/15                                             285       276
   Lehman Brothers Holdings, Inc.,
       5.75%, 7/18/11 +                                           125       127
   Merrill Lynch & Co., Inc.,
       6.05%, 5/16/16                                             195       201
   Morgan Stanley,
       5.38%, 10/15/15                                            150       147
   Nelnet, Inc.,
       5.13%, 6/1/10                                              385       371
   Power Receivable Finance LLC, /(1) (2)/
       6.29%, 1/1/12                                               70        71
   Residential Capital Corp.,
       6.38%, 6/30/10                                             290       293
   Swiss Re Capital I LP, /(1) (2)/
       6.85%, 5/29/49 +                                           185       189
   TRAINS, /(1) (2)/
       7.55%, 5/1/16 +                                            440       436
   UBS Preferred Funding Trust V,
       6.24%, 5/29/49 +                                            90        92
-------------------------------------------------------------------------------
                                                                          4,414
-------------------------------------------------------------------------------
Electric - 2.5%
   AES (The) Corp.,
       9.50%, 6/1/09 +                                            200       214
   PSEG Energy Holdings LLC,
       10.00%, 10/1/09                                            195       211
   PSEG Power LLC,
       5.50%, 12/1/15                                             265       258
   Public Service Electric & Gas,
       4.00%, 11/1/08                                              95        92
-------------------------------------------------------------------------------
                                                                            775
-------------------------------------------------------------------------------
Healthcare - Services - 0.6%
   UnitedHealth Group, Inc.,
       4.88%, 3/15/15                                             185       176
-------------------------------------------------------------------------------
Insurance - 0.5%
   Protective Life Secured Trust,
       4.85%, 8/16/10                                             165       162
-------------------------------------------------------------------------------
Machinery - Diversified - 0.4%
   Case New Holland, Inc.,
       9.25%, 8/1/11                                              115       122
-------------------------------------------------------------------------------
Media - 2.4%
   AOL Time Warner, Inc.,
       6.75%, 4/15/11                                             225       233
   Comcast Corp.,
       4.95%, 6/15/16                                             365       336
   Viacom, Inc., /(1) (2)/
       6.25%, 4/30/16                                             180       178
-------------------------------------------------------------------------------
                                                                            747
-------------------------------------------------------------------------------
Oil & Gas - 2.4%
   Devon Financing Corp. ULC,
       6.88%, 9/30/11                                             125       133
   Premcor Refining Group (The), Inc.,
       9.50%, 2/1/13                                               75        82
       6.75%, 5/1/14                                              330       338
   XTO Energy, Inc.,
       5.30%, 6/30/15                                             215       208
-------------------------------------------------------------------------------
                                                                            761
-------------------------------------------------------------------------------
Pipelines - 0.8%
   Consolidated Natural Gas Co.,
       5.00%, 3/1/14                                              275       261
-------------------------------------------------------------------------------

        NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 FIXED INCOME PORTFOLIOS

--------------------------------------------------------------------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   INTERMEDIATE BOND PORTFOLIO (continued)

                                                               PRINCIPAL
                                                                AMOUNT   VALUE
-------------------------------------------------------------------------------
                                                                (000S)   (000S)
CORPORATE BONDS - 27.6% - CONTINUED
Real Estate - 0.6%
   EOP Operating LP,
       7.00%, 7/15/11                                           $  185   $  195
-------------------------------------------------------------------------------
Real Estate Investment Trusts - 0.3%
   iStar Financial, Inc.,
       5.88%, 3/15/16 +                                            105      104
-------------------------------------------------------------------------------
Telecommunications - 2.0%
   Sprint Capital Corp.,
       8.38%, 3/15/12                                              360      403
   Verizon New Jersey, Inc.,
       5.88%, 1/17/12                                              150      150
   Verizon of New England, Inc.,
       6.50%, 9/15/11                                               65       66
-------------------------------------------------------------------------------
                                                                            619
-------------------------------------------------------------------------------
Total Corporate Bonds
-------------------------------------------------------------------------------
(Cost $ 8,669)                                                            8,596
FOREIGN ISSUER BONDS - 5.5%
Banks - 1.7%
   Shinsei Finance Cayman Ltd., /(1) (2)/
       6.42%, 1/29/49 +                                            275      271
   Sumitomo Mitsui Banking Corp., /(1)(2)/
       5.63%, 7/29/49 +                                            250      242
-------------------------------------------------------------------------------
                                                                            513
-------------------------------------------------------------------------------
Diversified Financial Services - 1.6%
   Galaxy Entertainment Finance Co. Ltd., /(1) (2)/
       9.88%, 12/15/12                                             150      157
   MUFG Capital Finance 1 Ltd.,
       6.35%, 7/29/49                                              340      341
-------------------------------------------------------------------------------
                                                                            498
-------------------------------------------------------------------------------
Electric - 0.8%
   National Grid PLC,
       6.30%, 8/1/16                                               250      256
-------------------------------------------------------------------------------
Insurance - 0.3%
   Allied World Assurance Holdings Ltd. of Bermuda,
       7.50%, 8/1/16                                               100      102
-------------------------------------------------------------------------------
Telecommunications - 1.1%
   Telecom Italia Capital S.A.,
       5.25%, 11/15/13                                             150      143
   Telefonos de Mexico S.A. de CV,
       4.75%, 1/27/10                                              210      204
-------------------------------------------------------------------------------
                                                                            347
-------------------------------------------------------------------------------
Total Foreign Issuer Bonds
-------------------------------------------------------------------------------
(Cost $ 1,723)                                                            1,716

U.S. GOVERNMENT AGENCIES - 29.7% /(3)/
Fannie Mae - 19.7%
       4.00%, 2/28/07 +                                            495      492
       4.50%, 8/15/08 +                                          1,215    1,201
       5.40%, 4/13/09 +                                          2,370    2,367
       5.60%, 6/15/09 +                                            575      575
       5.50%, 2/22/11 +                                            575      573
   Pool #585617, /(5)/
       7.00%, 5/1/31                                                --       --
   Pool TBA, /(4)/
       5.00%, 11/1/17                                              950      930
-------------------------------------------------------------------------------
                                                                          6,138
-------------------------------------------------------------------------------
Federal Home Loan Bank - 1.1%
       4.90%, 11/21/07 +                                           340      339
-------------------------------------------------------------------------------
Freddie Mac - 3.9%
       3.75%, 3/15/07 +                                            715      709
       5.00%, 2/8/08 +                                             490      489
-------------------------------------------------------------------------------
                                                                          1,198
-------------------------------------------------------------------------------
Freddie Mac Gold - 5.0%
   Pool TBA, /(4)/
       6.00%, 12/31/49                                           1,555    1,557
-------------------------------------------------------------------------------
Total U.S. Government Agencies
-------------------------------------------------------------------------------
(Cost $ 9,232)                                                            9,232

U.S. GOVERNMENT OBLIGATIONS - 12.8%
U.S. Treasury Inflation Indexed Bonds - 5.1%
       2.50%, 7/15/16                                            1,527    1,562
-------------------------------------------------------------------------------
U.S. Treasury Notes - 7.7%
   U.S. Treasury Note,
       4.88%, 7/31/11 +                                          1,275    1,284

FIXED INCOME PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                    AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                            AMOUNT     VALUE
-------------------------------------------------------------------------------
                                                            (000S)     (000S)
U.S. GOVERNMENT OBLIGATIONS - 12.8% - CONTINUED
U.S. Treasury Notes - 7.7% - (continued)
       4.88%, 8/15/16 +                                   $     1,103 $  1,116
-------------------------------------------------------------------------------
                                                                         2,400
-------------------------------------------------------------------------------
Total U.S. Government Obligations
-------------------------------------------------------------------------------
(Cost $3,949)                                                            3,962

                                                            NUMBER
                                                           OF SHARES   VALUE
-------------------------------------------------------------------------------
                                                                       (000S)
INVESTMENT COMPANY - 40.3%
   Northern Institutional Funds - Liquid Assets
     Portfolio /(6)/                                       12,530,214   12,530
-------------------------------------------------------------------------------
Total Investment Company
-------------------------------------------------------------------------------
(Cost $12,530)                                                          12,530

                                                           PRINCIPAL
                                                            AMOUNT     VALUE
-------------------------------------------------------------------------------
                                                            (000S)     (000S)
SHORT-TERM INVESTMENT - 11.7%
   ABN-Amro Bank, Amsterdam, Eurodollar Time Deposit,
       5.29%, 9/1/06                                      $     3,646    3,646
-------------------------------------------------------------------------------
Total Short-Term Investment
-------------------------------------------------------------------------------
(Cost $3,646)                                                            3,646
-------------------------------------------------------------------------------
Total Investments - 149.6%
-------------------------------------------------------------------------------
(Cost $46,714)                                                          46,513
   Liabilities less Other Assets - (49.6)%                             (15,412)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                   $ 31,101

/(1)/ Restricted security that has been deemed illiquid. At August 31, 2006, the value of these restricted illiquid securities amounted to approximately $1,544,000 or 5.0% of net assets. Additional information on each restricted illiquid security is as follows:

                                                      ACQUISITION   ACQUISITION
SECURITY                                                 DATE          COST
-------------------------------------------------------------------------------
                                                                      (000S)
Galaxy Entertainment Finance Co. Ltd.,
9.88%, 12/15/12                                     5/9/06-7/21/06     $158
Power Receivable Finance LLC,
6.29%, 1/1/12                                       9/30/03-7/22/05      70
Shinsei Finance Cayman Ltd.,
6.42%, 1/29/49                                          2/16/06         277
Sumitomo Mitsui Banking Corp.,
5.63%, 7/29/49                                          7/15/05         249
Swiss Re Capital I LP,
6.85%, 5/29/49                                          5/04/06         185
TRAINS,
7.55%, 5/1/16                                           6/07/06         436
Viacom, Inc.,
6.25%, 4/30/16                                          4/5/06          179
-------------------------------------------------------------------------------

/(2)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
/(3)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(4)/ When-Issued Security
/(5)/ Security's par value is less than $500.00.
/(6)/ Investment relates to cash collateral received from portfolio securities loaned.
+     Security is either wholly or partially on loan.

Federal Tax Information:

As of August 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                        $46,714
-------------------------------------------------------------------------------
Gross tax appreciation of investments                                  $   121
Gross tax depreciation of investments                                     (322)
-------------------------------------------------------------------------------
Net tax depreciation of investments                                    $  (201)
-------------------------------------------------------------------------------

        NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 FIXED INCOME PORTFOLIOS

--------------------------------------------------------------------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   SHORT - INTERMEDIATE BOND PORTFOLIO

                                                              PRINCIPAL
                                                               AMOUNT   VALUE
-------------------------------------------------------------------------------
                                                               (000S)   (000S)
ASSET-BACKED SECURITIES - 13.6%
Automobile - 2.6%
   Daimler Chrysler Auto Trust, Series 2005-A, Class A4,
       3.74%, 2/8/10                                           $1,550   $ 1,518
   Nissan Auto Receivables Owner Trust, Series 2005-A,
     Class A4,
       3.82%, 7/15/10                                           1,570     1,536
   USAA Auto Owner Trust, Series 2005-4, Class A4,
       4.89%, 8/15/12                                           1,555     1,547
-------------------------------------------------------------------------------
                                                                          4,601
-------------------------------------------------------------------------------
Commercial Mortgage Services -10.4%
   Bear Stearns Commercial Mortgage Securities, Series
     2005-PWR9, Class A2,
       4.74%, 9/11/42                                           1,375     1,350
   Commercial Mortgage Acceptance Corp., Series 1998-C2,
     Class A3,
       6.04%, 9/15/30                                           1,480     1,495
   Commercial Mortgage Acceptance Corp., Series 1999-C1,
     Class A2,
       7.03%, 6/15/31                                           1,145     1,185
   Credit Suisse First Boston Mortgage Securities Corp.,
     Series 2004-C5, Class A2,
       4.18%, 11/15/37                                          1,505     1,458
   DLJ Commercial Mortgage Corp., Series 1998-CF2, Class
     A1B,
       6.24%, 11/12/31                                          1,065     1,081
   DLJ Commercial Mortgage Corp., Series 1999-CG1, Class
     A1B,
       6.46%, 3/10/32                                             645       661
   Greenwich Capital Commercial Funding Corp., Series
     2005-GG3, Class A2,
       4.31%, 8/10/42                                             475       462
   JP Morgan Chase Commercial Mortgage Securities Corp.,
     Series 2003-C1, Class A1,
       4.28%, 1/12/37                                             575       561
   JP Morgan Chase Commercial Mortgage Securities Corp.,
     Series 2005-LDP1, Class A2,
       4.63%, 3/15/46                                             830       814
   LB Commercial Conduit Mortgage Trust, Series 1998-C1,
     Class A3,
       6.48%, 2/18/30                                           1,250     1,260
   LB-UBS Commercial Mortgage Trust, Series 2005-C3,
     Class A2,
       4.55%, 7/15/30                                           1,485     1,453
   LB-UBS Commercial Mortgage Trust, Series 2005-C5,
     Class A2,
       4.89%, 9/15/30                                           1,125     1,113
   Morgan Stanley Capital I, Series 2006-HQ9, Class A2,
       5.62%, 7/20/44                                           2,500     2,534
   Prudential Securities Secured Financing Corp., Series
     1998-C1, Class A1B,
       6.51%, 7/15/08                                           2,919     2,952
-------------------------------------------------------------------------------
                                                                         18,379
-------------------------------------------------------------------------------
Home Equity - 0.1%
   EQCC Trust, Series 2002-1, Class 2A,
       5.69%, 11/25/31                                            177       177
-------------------------------------------------------------------------------
Whole Loan - 0.5%
   Washington Mutual, Inc., Series 2003-AR7, Class A5,
       3.07%, 8/25/33                                             847       834
-------------------------------------------------------------------------------
Total Asset-Backed Securities
-------------------------------------------------------------------------------
(Cost $24,379)                                                           23,991

CORPORATE BONDS - 25.4%
Apparel - 0.6%
   Levi Strauss & Co.,
       12.25%, 12/15/12 +                                         955     1,070
-------------------------------------------------------------------------------
Auto Manufacturers - 1.3%
   DaimlerChrysler NA Holding Corp.,
       7.20%, 9/1/09                                            2,230     2,326
-------------------------------------------------------------------------------
Diversified Financial Services - 13.6%
   Allstate Life Global Funding Trusts,
       3.85%, 1/25/08                                           1,020       999
   American General Finance Corp.,
       5.38%, 10/1/12                                           1,500     1,485
   Associates Corp. of NA,
       6.25%, 11/1/08                                             950       968
   General Electric Capital Corp.,
       5.50%, 4/28/11                                           3,405     3,440
   General Motors Acceptance Corp.,
       5.63%, 5/15/09 +                                           750       725

FIXED INCOME PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                    AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT   VALUE
-------------------------------------------------------------------------------
                                                               (000S)   (000S)
CORPORATE BONDS - 25.4% - CONTINUED
Diversified Financial Services - 13.6% - (continued)
   Goldman Sachs Group, Inc.,
       4.13%, 1/15/08 +                                        $1,500   $ 1,478
   HSBC Finance Corp.,
       4.63%, 1/15/08                                           1,820     1,805
   International Lease Finance Corp.,
       3.75%, 8/1/07                                              550       541
   John Deere Capital Corp.,
       4.88%, 3/16/09                                           1,125     1,116
   JPMorgan Chase & Co.,
       4.89%, 9/1/15                                            3,080     3,013
   MBNA America Bank NA,
       5.38%, 1/15/08                                             750       750
   Merrill Lynch & Co, Inc.
       5.77%, 7/25/11                                           1,790     1,823
   Morgan Stanley,
       5.63%, 1/9/12                                            1,810     1,825
   National Rural Utilities Cooperative Finance Corp.,
       3.88%, 2/15/08                                             750       736
   Nelnet, Inc.,
       5.13%, 6/1/10                                            1,895     1,828
   Residential Capital Corp.,
       6.38%, 6/30/10                                           1,460     1,473
-------------------------------------------------------------------------------
                                                                         24,005
-------------------------------------------------------------------------------
Electric - 2.6%
   AES (The) Corp.,
       9.50%, 6/1/09 +                                            660       706
   Alabama Power Co.,
       3.50%, 11/15/07                                          1,340     1,311
   Edison Mission Energy,
       7.73%, 6/15/09                                             785       803
   PSEG Energy Holdings LLC,
       10.00%, 10/1/09                                            920       994
   Public Service Electric & Gas,
       4.00%, 11/1/08                                             880       855
-------------------------------------------------------------------------------
                                                                          4,669
-------------------------------------------------------------------------------
Food - 0.5%
   Kraft Foods, Inc.,
       5.25%, 6/1/07                                              860       858
-------------------------------------------------------------------------------
Insurance - 0.1%
   Prudential Financial, Inc.,
       3.75%, 5/1/08                                              275       268
-------------------------------------------------------------------------------
Machinery - Diversified - 0.3%
   Case New Holland, Inc.,
       9.25%, 8/1/11                                              560       594
-------------------------------------------------------------------------------
Media - 1.1%
   AOL Time Warner, Inc.,
       6.75%, 4/15/11                                             855       885
   Viacom, Inc., /(1) (2)/
       5.75%, 4/30/11 +                                         1,000       992
-------------------------------------------------------------------------------
                                                                          1,877
-------------------------------------------------------------------------------
Oil & Gas - 1.7%
   Devon Financing Corp. ULC,
       6.88%, 9/30/11                                             750       795
   Premcor Refining Group (The), Inc.,
       9.50%, 2/1/13                                              345       377
       6.75%, 5/1/14                                            1,315     1,349
   USX Corp.,
       6.85%, 3/1/08                                              400       408
-------------------------------------------------------------------------------
                                                                          2,929
-------------------------------------------------------------------------------
Pipelines - 0.3%
   Duke Capital LLC,
       4.37%, 3/1/09 +                                            500       487
-------------------------------------------------------------------------------
Real Estate - 0.7%
   EOP Operating LP,
       7.00%, 7/15/11                                           1,170     1,234
-------------------------------------------------------------------------------
Savings & Loans - 1.0%
   Washington Mutual, Inc.,
       4.00%, 1/15/09 +                                         1,770     1,718
-------------------------------------------------------------------------------
Telecommunications - 1.6%
   GTE Corp.,
       7.51%, 4/1/09                                            1,000     1,048
   Sprint Capital Corp.,
       6.00%, 1/15/07                                             595       596
       8.38%, 3/15/12                                             700       782
   Verizon New Jersey, Inc.,
       5.88%, 1/17/12                                             400       401
-------------------------------------------------------------------------------
                                                                          2,827
-------------------------------------------------------------------------------
Total Corporate Bonds
-------------------------------------------------------------------------------
(Cost $45,288)                                                           44,862

FIXED INCOME PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   SHORT-INTERMEDIATE BOND PORTFOLIO (continued)

                                                           PRINCIPAL
                                                            AMOUNT     VALUE
-------------------------------------------------------------------------------
                                                            (000S)     (000S)
FOREIGN ISSUER BOND - 0.5%
Telecommunications - 0.5%
   Telefonos de Mexico S.A. de CV,
       4.75%, 1/27/10                                     $       885 $    861
-------------------------------------------------------------------------------
Total Foreign Issuer Bond
-------------------------------------------------------------------------------
(Cost $885)                                                                861

U.S. GOVERNMENT AGENCIES - 49.9% /(3)/
Fannie Mae - 37.8%
       4.00%, 2/28/07 +                                         8,160    8,106
       4.50%, 8/15/08 +                                           520      514
       5.40%, 4/13/09 +                                         6,055    6,047
       4.25%, 5/15/09 +                                         5,752    5,642
       5.60%, 6/15/09 +                                         7,640    7,643
       5.50%, 2/22/11 +                                         3,570    3,561
   Pool #555649,
       7.50%, 10/1/32                                             220      228
   Pool TBA, /(4)/
       5.50%, 9/1/14                                            7,000    6,974
       6.50%, 9/1/32                                            5,265    5,344
       5.50%, 10/15/33                                          5,615    5,506
       6.00%, 12/31/34                                          7,012    7,019
       5.00%, 12/31/49                                          5,000    4,789
       6.00%, 12/31/49                                          5,165    5,221
-------------------------------------------------------------------------------
                                                                        66,594
-------------------------------------------------------------------------------
Federal Home Loan Bank - 3.1%
       4.25%, 4/16/07 +                                         3,785    3,760
       4.90%, 11/21/07 +                                        1,760    1,753
-------------------------------------------------------------------------------
                                                                         5,513
-------------------------------------------------------------------------------
Freddie Mac - 5.6%
       3.75%, 3/15/07 +                                         5,650    5,602
       5.00%, 2/8/08 +                                          1,300    1,296
       4.63%, 2/21/08                                           3,000    2,980
-------------------------------------------------------------------------------
                                                                         9,878
-------------------------------------------------------------------------------
Small Business Administration - 3.4%
   Participation Certificates, Series 2005-20L,
     Class 1,
       5.39%, 12/1/25                                           1,619    1,620
   Participation Certificates, Series 2006-20B,
     Class 1,
       5.35%, 2/1/26                                            1,180    1,178
   Participation Certificates, Series 2006-20D,
     Class 1,
       5.64%, 4/1/26                                            1,060    1,078
   Series 2005-P10B, Class 1,
       4.94%, 8/10/15                                           2,145    2,113
-------------------------------------------------------------------------------
                                                                         5,989
-------------------------------------------------------------------------------
Total U.S. Government Agencies
-------------------------------------------------------------------------------
(Cost $87,913)                                                          87,974

U.S. GOVERNMENT OBLIGATIONS - 5.7%
U.S. Treasury Notes - 5.7%
       4.88%, 7/31/11 +                                         9,757    9,829
       4.88%, 8/15/16 +                                           230      233
-------------------------------------------------------------------------------
                                                                        10,062
-------------------------------------------------------------------------------
Total U.S. Government Obligations
-------------------------------------------------------------------------------
(Cost $10,001)                                                          10,062

                                                            NUMBER
                                                           OF SHARES   VALUE
-------------------------------------------------------------------------------
                                                                       (000S)
INVESTMENT COMPANY - 27.0%
   Northern Institutional Funds - Liquid Assets
     Portfolio /(5)/                                       47,684,665   47,685
-------------------------------------------------------------------------------
Total Investment Company
-------------------------------------------------------------------------------
(Cost $47,685)                                                          47,685

                                                           PRINCIPAL
                                                            AMOUNT     VALUE
-------------------------------------------------------------------------------
                                                            (000S)     (000S)
SHORT-TERM INVESTMENTS - 26.7%
   ABN-Amro Bank, Amsterdam, Netherlands, Eurodollar
     Time Deposit,
       5.29%, 9/1/06                                      $    26,452   26,452
   FHLB Discount Note,
       5.05%, 9/1/06                                           20,719   20,719
-------------------------------------------------------------------------------
Total Short-Term Investments
-------------------------------------------------------------------------------
(Cost $47,171)                                                          47,171
-------------------------------------------------------------------------------
Total Investments - 148.8%
-------------------------------------------------------------------------------
(Cost $263,322)                                                        262,606
   Liabilities less Other Assets-(48.8)%                               (86,121)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                   $176,485

        NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 3 FIXED INCOME PORTFOLIOS

--------------------------------------------------------------------------------
                                                    AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

/(1)/ Restricted security that has been deemed illiquid. At August 31, 2006, the value of these restricted illiquid securities amounted to approximately $992,000 or 0.6% of net assets. Additional information on each restricted illiquid security is as follows:

                                                        ACQUISITION ACQUISITION
SECURITY                                                   DATE        COST
-------------------------------------------------------------------------------
                                                                      (000S)
Viacom, Inc.,
5.75%, 4/30/11                                            4/5/06       $194
-------------------------------------------------------------------------------

/(2)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
/(3)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(4)/ When-Issued Security
/(5)/ Investment relates to cash collateral received from portfolio securities loaned.
+     Security is either wholly or partially on loan.

Federal Tax Information:

At August 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                              $263,322
----------------------------------------------------------------------
Gross tax appreciation of investments                        $    506
Gross tax depreciation of investments                          (1,222)
----------------------------------------------------------------------
Net tax depreciation of investments                          $   (716)
----------------------------------------------------------------------

FIXED INCOME PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   U.S. GOVERNMENT SECURITIES PORTFOLIO

                                                           PRINCIPAL
                                                            AMOUNT     VALUE
-------------------------------------------------------------------------------
                                                            (000S)     (000S)
U.S. GOVERNMENT AGENCIES - 85.4% /(1)/
Fannie Mae - 67.2%
       4.88%, 1/11/08 +                                   $     3,600 $  3,583
       4.50%, 8/15/08 +                                           390      386
       5.28%, 2/27/09                                           3,800    3,793
       5.40%, 4/13/09 +                                         3,825    3,820
       5.60%, 6/15/09 +                                         3,540    3,541
       5.50%, 2/22/11 +                                         2,145    2,140
   Pool #00587,
       5.63%, 5/19/11                                           3,450    3,485
   Pool #555649,
       7.50%, 10/1/32                                             158      164
   Pool #725787,
       5.00%, 9/1/19                                            2,828    2,774
   Pool TBA, /(2)/
       5.00%, 11/1/17                                           2,150    2,104
       6.50%, 9/1/29                                            3,510    3,563
       5.50%, 9/1/33                                            3,500    3,434
       5.50%, 10/15/33                                          3,695    3,623
       6.00%, 12/31/34                                          5,523    5,528
       5.00%, 12/31/49                                          2,000    1,916
       6.00%, 12/31/49                                          3,782    3,823
-------------------------------------------------------------------------------
                                                                        47,677
-------------------------------------------------------------------------------
Federal Home Loan Bank - 3.1%
       4.25%, 4/16/07 +                                         2,222    2,207
-------------------------------------------------------------------------------
Freddie Mac - 4.4%
       5.00%, 2/8/08 +                                          1,701    1,697
   Pool #410092,
       6.91%, 11/1/24                                              19       19
   Series 2944, Class WD,
       5.50%, 11/15/28                                          1,415    1,412
-------------------------------------------------------------------------------
                                                                         3,128
-------------------------------------------------------------------------------
Freddie Mac Gold - 5.6%
   Pool #E91020,
       5.50%, 8/1/17                                              510      509
   Pool TBA, /(2)/
       5.50%, 9/15/29                                           1,400    1,374
       6.00%, 12/31/49                                          2,100    2,103
-------------------------------------------------------------------------------
                                                                         3,986
-------------------------------------------------------------------------------
Small Business Administration - 5.1%
   Participation Certificates, Series 2005-20L,
     Class 1,
       5.39%, 12/1/25                                             814      815
   Participation Certificates, Series 2006-20B,
     Class 1,
       5.35%, 2/1/26                                              689      687
   Participation Certificates, Series 2006-20D,
     Class 1,
       5.64%, 4/1/26                                              940      956
   Series 2005-P10B, Class 1,
       4.94%, 8/10/15                                           1,180    1,163
-------------------------------------------------------------------------------
                                                                         3,621
-------------------------------------------------------------------------------
Total U.S. Government Agencies
-------------------------------------------------------------------------------
(Cost $60,615)                                                          60,619

U.S. GOVERNMENT OBLIGATION - 3.3%
U.S. Treasury Notes - 3.3%
       4.88%, 7/31/11                                           2,329    2,346
-------------------------------------------------------------------------------
Total U.S. Government Obligation
-------------------------------------------------------------------------------
(Cost $2,347)                                                            2,346

                                                            NUMBER
                                                           OF SHARES   VALUE
-------------------------------------------------------------------------------
                                                                       (000S)
INVESTMENT COMPANY - 25.2%
   Northern Institutional Funds - Liquid Assets
     Portfolio /(3)/                                       17,894,798   17,895
-------------------------------------------------------------------------------
Total Investment Company
-------------------------------------------------------------------------------
(Cost $17,895)                                                          17,895

                                                           PRINCIPAL
                                                            AMOUNT     VALUE
-------------------------------------------------------------------------------
                                                            (000S)     (000S)
SHORT-TERM INVESTMENT - 52.7%
   FHLB Discount Note,
       5.05%, 9/1/06                                      $    37,408   37,408
-------------------------------------------------------------------------------
Total Short-Term Investment
-------------------------------------------------------------------------------
(Cost $37,408)                                                          37,408
-------------------------------------------------------------------------------
Total Investments - 166.6%
-------------------------------------------------------------------------------
(Cost $118,265)                                                        118,268
   Liabilities less Other Assets - (66.6)%                             (47,288)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                   $ 70,980

FIXED INCOME PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                    AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

/(1)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(2)/ When-Issued Security
/(3)/ Investment relates to cash collateral received from portfolio securities loaned.
+     Security is either wholly or partially on loan.

Federal Tax Information:

As of August 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                       $118,265
-------------------------------------------------------------------------------
Gross tax appreciation of investments                                 $    182
Gross tax depreciation of investments                                     (179)
-------------------------------------------------------------------------------
Net tax appreciation of investments                                   $      3
-------------------------------------------------------------------------------

FIXED INCOME PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                                               NUMBER
                                                              OF SHARES VALUE
-------------------------------------------------------------------------------
                                                                        (000S)
COMMON STOCKS - 96.1%
Australia - 1.6%
   Cochlear Ltd. +                                               36,152 $ 1,388
   Orica Ltd. +                                                  89,039   1,528
-------------------------------------------------------------------------------
                                                                          2,916
-------------------------------------------------------------------------------
China - 1.0%
   Bank of China Ltd., Class H * +                            4,138,000   1,793
-------------------------------------------------------------------------------
Finland - 2.3%
   Nokia OYJ                                                    201,200   4,215
-------------------------------------------------------------------------------
France - 7.7%
   Accor S.A. +                                                  46,825   2,997
   Alstom RGPT * +                                               39,360   3,711
   AXA S.A.                                                     102,513   3,809
   Societe Generale                                              23,767   3,837
-------------------------------------------------------------------------------
                                                                         14,354
-------------------------------------------------------------------------------
Germany - 8.7%
   Adidas A.G.                                                   57,170   2,725
   Fresenius Medical Care A.G. & Co. KGaA                        22,408   2,957
   Hochtief A.G.                                                 22,832   1,300
   SAP A.G. +                                                    19,736   3,770
   Siemens A.G. (Registered)                                     27,094   2,297
   ThyssenKrupp A.G.                                             89,604   3,051
-------------------------------------------------------------------------------
                                                                         16,100
-------------------------------------------------------------------------------
Greece - 0.9%
   National Bank of Greece S.A.                                  39,573   1,643
-------------------------------------------------------------------------------
Italy - 5.3%
   Banche Popolari Unite Scpa                                   104,377   2,946
   ENI S.p.A.                                                   110,451   3,382
   UniCredito Italiano S.p.A.                                   448,259   3,573
-------------------------------------------------------------------------------
                                                                          9,901
-------------------------------------------------------------------------------
Japan - 17.5%
   Chugai Pharmaceutical Co. Ltd. +                             120,600   2,671
   East Japan Railway Co.                                           420   3,102
   Fanuc Ltd.                                                    36,100   2,863
   Keyence Corp.                                                    100      23
   Kubota Corp.                                                 341,000   2,806
   Millea Holdings, Inc.                                            177   3,257
   Mizuho Financial Group, Inc.                                     480   3,881
   Nippon Telegraph & Telephone Corp.                               287   1,450
   ORIX Corp.                                                     7,160   1,900
   Shiseido Co. Ltd. +                                          161,000   3,196
   Sony Corp.                                                    75,300   3,259
   Toyota Motor Corp.                                            74,200   4,027
-------------------------------------------------------------------------------
                                                                         32,435
-------------------------------------------------------------------------------
Netherlands - 4.5%
   Qiagen N.V. * +                                              156,854   2,247
   Royal Dutch Shell PLC, Class B                               168,619   6,036
-------------------------------------------------------------------------------
                                                                          8,283
-------------------------------------------------------------------------------
Singapore - 1.3%
   CapitaLand Ltd.                                              811,000   2,453
-------------------------------------------------------------------------------
Spain - 2.1%
   Banco Santander Central Hispano S.A.                         254,918   3,955
-------------------------------------------------------------------------------
Sweden - 4.2%
   Assa Abloy AB, Class B                                       136,309   2,389
   Autoliv, Inc. SDR +                                           49,336   2,771
   Telefonaktiebolaget LM Ericsson, Class B                     759,000   2,524
-------------------------------------------------------------------------------
                                                                          7,684
-------------------------------------------------------------------------------
Switzerland - 12.2%
   Julius Baer Holding A.G. (Registered)                         33,916   3,260
   Logitech International S.A. * +                              115,460   2,496
   Nestle S.A. (Registered)                                       9,430   3,243
   Novartis A.G. (Registered)                                    70,444   4,021
   Phonak Holding A.G. (Registered)                              12,605     753
   Roche Holding A.G. (Genusschein)                              18,020   3,322
   Schindler Holding A.G.                                        46,204   2,410
   Syngenta A.G. (Registered) *                                  21,586   3,169
-------------------------------------------------------------------------------
                                                                         22,674
-------------------------------------------------------------------------------
United Kingdom - 26.8%
   Barclays PLC                                                 292,245   3,659
   BP PLC                                                       192,255   2,185
   BT Group PLC +                                               866,119   4,065
   Carnival PLC                                                  47,645   2,044
   Centrica PLC                                                 589,557   3,312
   Diageo PLC                                                   201,421   3,586
   GlaxoSmithKline PLC                                          173,660   4,920
   HSBC Holdings PLC                                            273,636   4,965
   ITV PLC                                                    1,503,845   3,028
   Lloyds TSB Group PLC                                         375,732   3,731
   Lonmin PLC                                                    28,955   1,484
   Marks & Spencer Group PLC                                    252,119   2,844
   Prudential PLC                                               286,208   3,213
   United Business Media PLC                                    119,331   1,402
   Vodafone Group PLC                                         1,097,684   2,378

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                    AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           NUMBER OF
                                                            SHARES     VALUE
-------------------------------------------------------------------------------
                                                                       (000S)
COMMON STOCKS - 96.1% - CONTINUED
United Kingdom - 26.8% - (continued)
   WPP Group PLC                                              241,855 $  2,947
-------------------------------------------------------------------------------
                                                                        49,763
-------------------------------------------------------------------------------
Total Common Stocks
-------------------------------------------------------------------------------
(Cost $155,046)                                                        178,169

INVESTMENT COMPANY - 13.9%
   Northern Institutional Funds - Liquid Assets
     Portfolio (1)                                         25,751,076   25,751
-------------------------------------------------------------------------------
Total Investment Company
-------------------------------------------------------------------------------
(Cost $25,751)                                                          25,751

                                                           PRINCIPAL
                                                            AMOUNT     VALUE
-------------------------------------------------------------------------------
                                                            (000S)     (000S)
SHORT-TERM INVESTMENT - 0.6%
   ABN-AMRO Bank, Amsterdam, Eurodollar Time Deposit,
       5.29%, 9/1/06                                      $     1,186    1,186
Total Short-Term Investment
-------------------------------------------------------------------------------
(Cost $1,186)                                                            1,186
-------------------------------------------------------------------------------
Total Investments - 110.6%
-------------------------------------------------------------------------------
(Cost $181,983)                                                        205,106
-------------------------------------------------------------------------------
   Liabilities less Other Assets - (10.6)%                             (19,691)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                   $185,415
-------------------------------------------------------------------------------

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.
*     Non-Income Producing Security
+     Security is either wholly or partially on loan.

At August 31, 2006, the International Growth Portfolio's investments were denominated in the following currencies:

                                                                 % OF LONG-TERM
 CONCENTRATION BY CURRENCY                                        INVESTMENTS
 ------------------------------------------------------------------------------
 British Pound                                                        31.3%
 Euro                                                                 29.4
 Japanese Yen                                                         18.2
 Swiss Franc                                                          12.7
 All other currencies less than 5%                                     8.4
 ------------------------------------------------------------------------------
 Total                                                               100.0%

Federal Tax Information:

At August 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

 Federal tax cost of investments                                      $181,983
 ------------------------------------------------------------------------------
 Gross tax appreciation of investments                                $ 25,057
 Gross tax depreciation of investments                                  (1,934)
 ------------------------------------------------------------------------------
 Net tax appreciation of investments                                  $ 23,123
 ------------------------------------------------------------------------------

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   INTERNATIONAL EQUITY INDEX PORTFOLIO

                                                                NUMBER
                                                               OF SHARES VALUE
 ------------------------------------------------------------------------------
                                                                         (000S)
 COMMON STOCKS - 91.5%
 Australia - 4.9%
    Alumina Ltd. +                                               9,659   $   47
    Amcor Ltd. +                                                 5,736       29
    AMP Ltd. +                                                  15,600      108
    Ansell Ltd. +                                                1,440       10
    Aristocrat Leisure Ltd. +                                    3,146       31
    Australia & New Zealand Banking Group Ltd.                  15,244      317
    Australian Gas Light Co. Ltd. +                              3,450       53
    Australian Stock Exchange Ltd. +                             1,253       32
    AXA Asia Pacific Holdings Ltd. +                             5,677       28
    BHP Billiton Ltd. +                                         28,410      601
    BlueScope Steel Ltd. +                                       5,879       30
    Boral Ltd.                                                   4,846       25
    Brambles Industries Ltd. +                                   7,856       72
    Centro Properties Group +                                    5,548       32
    CFS Retail Property Trust +                                 13,415       19
    CFS Retail Property Trust - New * +                            410        1
    Coca-Cola Amatil Ltd. +                                      7,405       37
    Cochlear Ltd. +                                                450       17
    Coles Myer Ltd. +                                            9,696      104
    Commonwealth Bank of Australia +                             9,925      346
    Commonwealth Property Office Fund +                         11,582       13
    Computershare Ltd. +                                         3,700       22
    CSL Ltd. +                                                   1,781       69
    CSR Ltd. +                                                   8,400       20
    DB RREEF Trust +                                            29,171       35
    Foster's Group Ltd.                                         19,242       87
    Futuris Corp. Ltd.                                           4,784        8
    GPT Group                                                   20,380       71
    Harvey Norman Holdings Ltd. +                                4,700       12
    Iluka Resources Ltd. +                                       2,117       12
    Insurance Australia Group Ltd. +                            11,414       47
    Investa Property Group +                                    12,642       23
    John Fairfax Holdings Ltd. +                                11,289       35
    Leighton Holdings Ltd. +                                     1,200       18
    Lend Lease Corp. Ltd.                                        2,571       31
    Lion Nathan Ltd. +                                           2,500       15
    Macquarie Bank Ltd. +                                        2,280      113
    Macquarie Goodman Group +                                   10,454       51
    Macquarie Infrastructure Group +                            27,063       65
    Mayne Pharma Ltd. *                                          6,769       16
    Mirvac Group +                                              11,344       40
    National Australia Bank Ltd. +                              13,250      367
    Newcrest Mining Ltd. +                                       2,167       32
    OneSteel Ltd. +                                              4,560       15
    Orica Ltd. +                                                 2,035       35
    Origin Energy Ltd. +                                         8,100       41
    PaperlinX Ltd.                                               3,700       10
    Perpetual Ltd. +                                               534       30
    Publishing & Broadcasting Ltd.                               2,125       30
    QBE Insurance Group Ltd. +                                   7,366      134
    Rinker Group Ltd.                                            8,725       92
    Rio Tinto Ltd. +                                             2,201      123
    Santos Ltd.                                                  5,724       49
    Sonic Healthcare Ltd. +                                      2,136       20
    Stockland - New +                                              286        2
    Stockland +                                                  9,651       53
    Suncorp-Metway Ltd. +                                        3,961       62
    Sydney Roads Group * +                                       8,715        7
    Symbion Health Ltd. +                                        6,769       17
    TABCORP Holdings Ltd. +                                      5,018       58
    Telstra Corp. Ltd.                                          20,888       57
    Toll Holdings Ltd. +                                         5,511       60
    Transurban Group +                                           6,574       35
    Wesfarmers Ltd. +                                            3,513       90
    Westfield Group +                                           12,836      179
    Westpac Banking Corp. +                                     14,104      252
    Woodside Petroleum Ltd.                                      4,247      137
    Woolworths Ltd. +                                            9,442      149
    Zinifex Ltd. +                                               2,413       22
 ------------------------------------------------------------------------------
                                                                          4,900
 ------------------------------------------------------------------------------
 Austria - 0.5%
    Boehler-Uddeholm A.G.                                          204       11
    Erste Bank der Oesterreichischen Sparkassen A.G.             1,846      112
    Flughafen Wien A.G.                                             99        8
    IMMOFINANZ Immobilien Anlagen A.G. *                         4,689       54
    Mayr-Melnhof Karton A.G.                                        25        4
    Oesterreichische Elektrizitaetswirtschafts A.G.
    (Verbund), Class A                                           1,120       57
    OMV A.G.                                                     1,730       92
    RHI A.G. *                                                     174        6
    Telekom Austria A.G.                                         3,296       81
    Voest-Alpine A.G. +                                            612       23
    Wienerberger A.G.                                            1,047       50
 ------------------------------------------------------------------------------
                                                                            498
 ------------------------------------------------------------------------------

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                    AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER
                                                               OF SHARES VALUE
-------------------------------------------------------------------------------
                                                                         (000S)
COMMON STOCKS - 91.5% - CONTINUED
Belgium - 1.1%
   AGFA-Gevaert N.V. +                                             719   $   17
   Barco N.V.                                                      100        9
   Bekaert N.V. +                                                  140       14
   Belgacom S.A.                                                 1,165       41
   Cofinimmo S.A.                                                   50        9
   Colruyt N.V.                                                    150       25
   D'ieteren S.A. +                                                 40       13
   Delhaize Group                                                  495       38
   Dexia                                                         4,528      116
   Fortis                                                        9,732      379
   Groupe Bruxelles Lambert S.A.                                   481       50
   InBev N.V.                                                    1,813       94
   KBC Groep N.V.                                                1,496      161
   Mobistar S.A.                                                   200       16
   Omega Pharma S.A.                                               150        9
   Solvay S.A., Class A +                                          455       55
   UCB S.A.                                                        627       37
   Umicore +                                                       100       15
-------------------------------------------------------------------------------
                                                                          1,098
-------------------------------------------------------------------------------
Bermuda - 0.0%
   Frontline Ltd. +                                                600       24
   SeaDrill Ltd. *                                               1,100       14
-------------------------------------------------------------------------------
                                                                             38
-------------------------------------------------------------------------------
China - 0.0%
   Foxconn International Holdings Ltd. * +                      18,000       48
-------------------------------------------------------------------------------
Denmark - 0.7%
   A.P. Moller - Maersk A/S +                                       11       92
   Bang & Olufsen A/S, Class B +                                    84        9
   Carlsberg A/S, Class B                                          250       19
   Coloplast A/S, Class B +                                        224       17
   Danisco A/S +                                                   458       34
   Danske Bank A/S                                               3,406      131
   DSV A/S                                                         176       28
   East Asiatic Co. Ltd. A/S                                       159        7
   FLSmidth & Co. A/S +                                            388       17
   GN Store Nord A/S +                                           1,361       20
   H. Lundbeck A/S                                                 597       14
   Jyske Bank (Registered) *                                       365       21
   NKT Holding A/S                                                 132        9
   Novo-Nordisk A/S, Class B                                     1,941      143
   Novozymes A/S, Class B                                          375       26
   Topdanmark A/S *                                                216       31
   Vestas Wind Systems A/S *                                     1,737       49
   William Demant Holding A/S * +                                  258       19
-------------------------------------------------------------------------------
                                                                            686
-------------------------------------------------------------------------------
Finland - 1.4%
   Amer Sports OYJ                                                 600       13
   Cargotec Corp., Class B                                         600       26
   Elisa OYJ, Class A +                                          1,350       28
   Fortum OYJ                                                    3,800      102
   KCI Konecranes OYJ                                              400        8
   Kesko OYJ, Class B                                              500       21
   Kone OYJ, Class B +                                             700       32
   Metso OYJ +                                                   1,000       37
   Neste Oil OYJ +                                                 900       28
   Nokia OYJ                                                    33,120      694
   Orion OYJ *                                                     600       11
   Outokumpu OYJ +                                                 700       18
   Rautaruukki OYJ                                                 700       21
   Sampo OYJ, Class A                                            4,200       87
   Stora Enso OYJ (Registered)                                   3,900       59
   TietoEnator OYJ +                                               880       25
   UPM-Kymmene OYJ                                               4,460      106
   Uponor OYJ                                                      600       16
   Wartsila OYJ, Class B                                           350       15
   YIT OYJ +                                                       800       17
-------------------------------------------------------------------------------
                                                                          1,364
-------------------------------------------------------------------------------
France - 8.6%
   Accor S.A. +                                                  1,858      119
   Air France-KLM                                                1,914       52
   Air Liquide +                                                   982      207
   Alcatel S.A.                                                 10,807      136
   Alstom RGPT * +                                                 716       68
   Atos Origin S.A. *                                              448       24
   AXA S.A.                                                     13,253      492
   BNP Paribas                                                   6,391      679
   Bouygues                                                      1,656       87
   Business Objects S.A. * +                                       500       14
   Cap Gemini S.A. +                                               894       49
   Carrefour S.A.                                                5,029      310
   Casino Guichard Perrachon S.A. +                                363       31
   Cie de Saint-Gobain                                           2,285      170
   Cie Generale d'Optique Essilor International S.A.               981      102
   CNP Assurances                                                  300       31

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                              NUMBER
                                                             OF SHARES VALUE
-----------------------------------------------------------------------------
                                                                       (000S)
COMMON STOCKS - 91.5% - CONTINUED
France - 8.6% - (continued)
   Credit Agricole S.A.                                        4,432   $  180
   Dassault Systemes S.A.                                        351       19
   France Telecom S.A.                                        14,173      301
   Gaz de France                                               1,567       58
   Gecina S.A.                                                   151       20
   Groupe Danone +                                             1,802      248
   Hermes International                                          467       40
   Imerys S.A. +                                                 200       15
   Klepierre +                                                   206       29
   L'Oreal S.A.                                                2,455      257
   Lafarge S.A.                                                1,180      152
   Lagardere S.C.A. +                                          1,138       83
   LVMH Moet Hennessy Louis Vuitton S.A.                       2,127      219
   Michelin Compagnie Generale des Establissements, Class B
     +                                                         1,104       75
   Neopost S.A.                                                  133       16
   PagesJaunes Groupe S.A. +                                     606       17
   Pernod-Ricard                                                 613      134
   Peugeot S.A. +                                                994       56
   PPR S.A. +                                                    474       65
   Publicis Groupe +                                           1,063       42
   Renault S.A. +                                              1,345      157
   Safran S.A.                                                 1,045       23
   Sanofi-Aventis                                              7,966      715
   Schneider Electric S.A.                                     1,914      204
   Societe BIC S.A.                                              250       16
   Societe Generale                                            2,840      459
   Societe Television Francaise 1                              1,000       32
   Sodexho Alliance S.A.                                         840       45
   Suez S.A. +                                                 7,867      336
   Suez S.A. (Strip VVPR) *                                    1,400       --
   Technip S.A.                                                  716       41
   Thales S.A.                                                   700       30
   Thomson                                                     1,609       26
   Total S.A.                                                 17,822    1,203
   Unibail                                                       326       64
   Valeo S.A.                                                    654       24
   Vallourec +                                                   380       85
   Veolia Environment                                          2,361      132
   Vinci S.A.                                                  1,475      160
   Vivendi S.A.                                                8,892      306
   Zodiac S.A. +                                                 300       18
-----------------------------------------------------------------------------
                                                                        8,673
-----------------------------------------------------------------------------
Germany - 6.1%
   Adidas A.G.                                                 1,323       63
   Allianz A.G. (Registered)                                   3,261      553
   Altana A.G.                                                   550       33
   BASF A.G.                                                   4,102      338
   Bayer A.G.                                                  6,023      298
   Beiersdorf A.G.                                               600       33
   Celesio AG                                                    738       37
   Commerzbank A.G.                                            4,990      175
   Continental A.G. +                                          1,164      125
   DaimlerChrysler A.G. (Registered)                           7,330      387
   Deutsche Bank A.G. (Registered)                             4,201      480
   Deutsche Boerse A.G.                                          758      115
   Deutsche Lufthansa A.G. (Registered)                        2,040       40
   Deutsche Post A.G. (Registered)                             6,506      165
   Deutsche Postbank A.G.                                        408       32
   Deutsche Telekom A.G. (Registered)                         21,765      318
   Douglas Holding A.G.                                          300       13
   E.ON A.G.                                                   4,867      618
   Fresenius Medical Care A.G. & Co. KGaA                        609       80
   HeidelbergCement A.G. (VVPR) *                                 83       --
   Heidelberger Druckmaschinen                                   661       27
   Hochtief A.G.                                                 643       37
   Hypo Real Estate Holding                                    1,049       65
   Infineon Technologies A.G. *                                6,961       82
   IVG Immobilien A.G.                                           317       10
   KarstadtQuelle A.G. * +                                       651       14
   Linde A.G.                                                    768       68
   MAN A.G.                                                    1,152       88
   Merck KGaA                                                    406       40
   Metro A.G.                                                  1,375       81
   MLP A.G. +                                                    500        9
   Muenchener Rueckversicherungs A.G.
   (Registered)                                                1,596      240
   Puma A.G. Rudolf Dassler Sport                                 84       29
   RWE A.G.                                                    3,426      314
   Salzgitter A.G.                                               185       17
   SAP A.G. +                                                  1,771      338
   Siemens A.G. (Registered)                                   6,877      583
   Suedzucker A.G. +                                             487       12
   ThyssenKrupp A.G.                                           2,347       80
   TUI A.G. +                                                  1,522       30

EQUITY PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                    AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              NUMBER
                                                             OF SHARES VALUE
-----------------------------------------------------------------------------
                                                                       (000S)
COMMON STOCKS - 91.5% - CONTINUED
Germany - 6.1% - (continued)
   Volkswagen A.G.                                             1,302   $  104
-----------------------------------------------------------------------------
                                                                        6,171
-----------------------------------------------------------------------------
Greece - 0.6%
   Alpha Bank A.E.                                             2,518       67
   Coca Cola Hellenic Bottling Co. S.A.                          860       28
   Cosmote Mobile Communications S.A.                          1,320       31
   EFG Eurobank Ergasias S.A.                                  1,644       50
   Folli-Follie S.A. (Registered)                                120        3
   Hellenic Petroleum S.A.                                       890       12
   Hellenic Technodomiki Tev S.A.                                648        7
   Hellenic Telecommunications Organization S.A. *             3,030       70
   Intracom Holdings S.A. (Registered) *                         650        4
   National Bank of Greece S.A.                                3,237      134
   OPAP S.A.                                                   2,434       87
   Piraeus Bank S.A.                                           1,535       40
   Public Power Corp.                                            783       19
   Technical Olympic S.A.                                        610        2
   Titan Cement Co. S.A.                                         520       26
   Viohalco                                                      870        9
-----------------------------------------------------------------------------
                                                                          589
-----------------------------------------------------------------------------
Hong Kong - 1.5%
   ASM Pacific Technology +                                    2,000       10
   Bank of East Asia Ltd.                                     14,904       66
   BOC Hong Kong Holdings Ltd.                                26,000       57
   Cathay Pacific Airways Ltd. +                               9,000       17
   Cheung Kong Holdings Ltd.                                  12,000      132
   Cheung Kong Infrastructure Holdings Ltd. +                  4,000       13
   CLP Holdings Ltd.                                          17,000      108
   Esprit Holdings Ltd.                                        8,000       67
   Giordano International Ltd.                                12,000        7
   Hang Lung Properties Ltd. +                                12,000       26
   Hang Seng Bank Ltd. +                                       7,500       95
   Henderson Land Development Co. Ltd.                         6,000       34
   Hong Kong & China Gas Co. Ltd. +                           27,920       65
   Hong Kong Electric Holdings Ltd.                           10,000       48
   Hong Kong Exchanges and Clearing Ltd.                       9,000       61
   Hopewell Holdings Ltd.                                      5,000       14
   Hutchison Whampoa Ltd. +                                   17,500      159
   Hysan Development Co. Ltd. +                                5,249       14
   Johnson Electric Holdings Ltd. +                           13,200       10
   Li & Fung Ltd.                                             12,800       30
   Link REIT (The)                                            22,000       46
   MTR Corp. +                                                11,361       29
   New World Development Ltd.                                 16,971       30
   PCCW Ltd.                                                  40,364       25
   Shangri-La Asia Ltd. +                                      9,172       18
   Sino Land Co. +                                            13,356       22
   Sun Hung Kai Properties Ltd.                               12,172      133
   Swire Pacific Ltd., Class A +                               8,500       93
   Techtronic Industries Co.                                  14,000       21
   Television Broadcasts Ltd.                                  3,000       17
   Texwinca Holdings Ltd.                                      4,000        3
   Wharf Holdings Ltd.                                         8,000       27
   Yue Yuen Industrial Holdings +                              4,000       12
-----------------------------------------------------------------------------
                                                                        1,509
-----------------------------------------------------------------------------
Ireland - 0.8%
   Allied Irish Banks PLC                                      6,944      182
   Bank of Ireland - Dublin                                    7,067      134
   Bank of Ireland - London                                    1,515       29
   C&C Group PLC                                                 968       11
   CRH PLC - Dublin                                            3,403      118
   CRH PLC - London                                              949       33
   DCC PLC                                                       744       19
   Depfa Bank PLC                                              2,301       43
   Elan Corp. PLC *                                            4,529       75
   Fyffes PLC                                                  2,597        5
   Grafton Group PLC *                                         2,004       27
   Greencore Group PLC                                         1,382        7
   Iaws Group PLC                                                747       15
   Independent News & Media PLC                                4,867       16
   Irish Life & Permanent PLC                                  1,944       50
   Kerry Group PLC, Class A                                    1,118       25
   Ryanair Holdings PLC *                                      1,575       15
-----------------------------------------------------------------------------
                                                                          804
-----------------------------------------------------------------------------
Italy - 3.5%
   Alleanza Assicurazioni S.p.A. +                             4,083       49
   Arnoldo Mondadori Editore S.p.A.                            1,000       10
   Assicurazioni Generali S.p.A. +                             7,736      292
   Autogrill S.p.A.                                            1,000       15
   Autostrade S.p.A.                                           2,829       80
   Banca Fideuram S.p.A.                                       3,000       19
   Banca Intesa S.p.A. +                                      32,003      214
   Banca Intesa S.p.A. (RNC)                                   7,696       49

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                                NUMBER
                                                               OF SHARES VALUE
-------------------------------------------------------------------------------
                                                                         (000S)
COMMON STOCKS - 91.5% - CONTINUED
Italy - 3.5% - (continued)
   Banca Monte dei Paschi di Siena S.p.A.                        7,884   $   48
   Banca Popolare di Milano Scrl                                 3,295       46
   Banche Popolari Unite Scpa                                    2,462       70
   Banco Popolare di Verona e Novara Scrl                        2,431       72
   Benetton Group S.p.A.                                           800       12
   Bulgari S.p.A.                                                1,000       13
   Capitalia S.p.A.                                             12,029      105
   Enel S.p.A.                                                  34,796      311
   ENI S.p.A.                                                   21,134      647
   Fiat S.p.A. * +                                               5,323       76
   Finmeccanica S.p.A.                                           2,120       47
   Gruppo Editoriale L'Espresso S.p.A. +                         1,000        5
   Italcementi S.p.A.                                            1,080       27
   Luxottica Group S.p.A.                                          896       26
   Mediaset S.p.A.                                               6,352       73
   Mediobanca S.p.A. +                                           4,469       97
   Mediolanum S.p.A.                                             2,000       14
   Pirelli & C. S.p.A.                                          17,988       16
   Sanpaolo IMI S.p.A. +                                         9,867      207
   Seat Pagine Gialle S.p.A.                                    32,279       15
   Snam Rete Gas S.p.A.                                          6,373       30
   Telecom Italia S.p.A.                                        82,766      229
   Telecom Italia S.p.A. (RNC)                                  43,121      106
   Terna S.p.A.                                                  5,089       15
   Tiscali S.p.A. *                                              2,000        6
   UniCredito Italiano S.p.A.                                   63,742      508
-------------------------------------------------------------------------------
                                                                          3,549
-------------------------------------------------------------------------------
Japan - 22.1%
   77 Bank (The), Ltd.                                           3,000       22
   Acom Co. Ltd. +                                                 570       26
   Aderans Co. Ltd.                                                500       13
   Advantest Corp.                                                 800       76
   Aeon Co. Ltd.                                                 5,100      128
   Aeon Credit Service Co. Ltd.                                    900       22
   Aiful Corp.                                                     600       24
   Aisin Seiki Co Ltd.                                           1,500       46
   Ajinomoto Co., Inc.                                           5,000       54
   All Nippon Airways Co. Ltd.                                   4,000       16
   Alps Electric Co. Ltd.                                        1,000       11
   Amada Co. Ltd.                                                3,000       31
   Amano Corp.                                                   1,000       14
   Aoyama Trading Co. Ltd.                                         500       16
   Asahi Breweries Ltd.                                          3,000       44
   Asahi Glass Co. Ltd.                                          8,000      105
   Asahi Kasei Corp.                                            10,000       66
   Asatsu-DK, Inc. +                                               500       16
   Astellas Pharma, Inc.                                         4,200      170
   Autobacs Seven Co. Ltd.                                         200        8
   Bank of Fukuoka (The) Ltd.                                    5,000       38
   Bank of Yokohama (The) Ltd.                                   8,000       63
   Benesse Corp.                                                   900       34
   Bridgestone Corp.                                             5,400      115
   Canon, Inc.                                                   8,450      420
   Casio Computer Co. Ltd. +                                     2,000       38
   Central Glass Co Ltd.                                         2,000       11
   Central Japan Railway Co.                                        13      141
   Chiba Bank (The) Ltd.                                         6,000       56
   Chiyoda Corp. +                                               1,000       22
   Chubu Electric Power Co., Inc. +                              5,600      152
   Chugai Pharmaceutical Co. Ltd. +                              2,800       62
   Citizen Watch Co. Ltd. +                                      2,000       17
   Coca-Cola West Holdings Co. Ltd.                                600       12
   COMSYS Holdings Corp.                                         1,000       12
   Credit Saison Co. Ltd.                                        1,500       68
   CSK Corp. +                                                     600       26
   Dai Nippon Printing Co. Ltd.                                  5,000       74
   Daicel Chemical Industries Ltd.                               2,000       15
   Daido Steel Co. Ltd.                                          4,000       31
   Daiichi Sankyo Co Ltd.                                        6,200      171
   Daikin Industries Ltd.                                        2,300       70
   Daimaru (The) Inc.                                            2,000       25
   Dainippon Ink & Chemicals, Inc.                               6,000       22
   Dainippon Screen Manufacturing Co. Ltd.                       1,000        8
   Daito Trust Construction Co. Ltd.                               800       42
   Daiwa House Industry Co. Ltd.                                 5,000       81
   Daiwa Securities Group, Inc.                                 11,000      131
   Denki Kagaku Kogyo Kabushki Kaisha                            4,000       15
   Denso Corp.                                                   4,500      157
   Dentsu, Inc.                                                     14       41
   Dowa Mining Co. Ltd. +                                        4,000       36
   East Japan Railway Co.                                           29      214
   Ebara Corp. +                                                 2,000        8
   Eisai Co. Ltd.                                                2,300      110
   Electric Power Development Co.                                1,600       60

EQUITY PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                    AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER
                                                               OF SHARES VALUE
-------------------------------------------------------------------------------
                                                                         (000S)
COMMON STOCKS - 91.5% - CONTINUED
Japan - 22.1% - (continued)
   Elpida Memory, Inc. *                                           300    $ 13
   FamilyMart Co. Ltd.                                           1,000      28
   Fanuc Ltd.                                                    1,600     127
   Fast Retailing Co. Ltd.                                         400      37
   Fuji Electric Holdings Co. Ltd.                               6,000      30
   Fuji Photo Film Co. Ltd.                                      3,800     139
   Fuji Television Network, Inc.                                     4       9
   Fujikura Ltd.                                                 2,000      24
   Fujitsu Ltd.                                                 17,000     136
   Furukawa Electric (The) Co. Ltd.                              4,000      28
   Gunma Bank (The) Ltd.                                         3,000      23
   Gunze Ltd.                                                    2,000      12
   Hankyu Department Stores +                                    1,000       8
   Hikari Tsushin, Inc. +                                          300      17
   Hino Motors Ltd.                                              2,000      11
   Hirose Electric Co. Ltd.                                        200      26
   Hitachi Cable Ltd. +                                          1,000       5
   Hitachi Chemical Co. Ltd.                                     1,000      24
   Hitachi Ltd.                                                 27,000     171
   Hokuhoku Financial Group, Inc.                               10,000      39
   Honda Motor Co. Ltd.                                         12,700     432
   House Foods Corp. +                                           1,000      16
   Hoya Corp.                                                    3,800     138
   Ibiden Co. Ltd.                                                 900      46
   Inpex Holdings, Inc. *                                            5      44
   Isetan Co. Ltd.                                               1,200      20
   Ishikawajima-Harima Heavy Industries Co. Ltd. +               9,000      26
   Ito En Ltd. +                                                   600      20
   Itochu Corp.                                                 14,000     118
   Itochu Techno-Science Corp. +                                   400      19
   Jafco Co. Ltd. +                                                300      16
   Japan Airlines Corp. *                                        6,000      11
   Japan Real Estate Investment Corp.                                4      34
   Japan Retail Fund Investment Corp. +                              3      22
   Japan Tobacco, Inc.                                              39     149
   JFE Holdings, Inc.                                            4,300     175
   JGC Corp. +                                                   2,000      36
   Joyo Bank (The) Ltd.                                          6,000      36
   JS Group Corp.                                                2,700      57
   JSR Corp. +                                                   1,400      33
   Kajima Corp.                                                  8,000      37
   Kaken Pharmaceutical Co. Ltd. +                               1,000       7
   Kamigumi Co. Ltd.                                             2,000      16
   Kaneka Corp.                                                  3,000      27
   Kansai Electric Power Co., Inc.                               6,800     163
   Kao Corp.                                                     4,000     107
   Kawasaki Heavy Industries Ltd. +                             13,000      41
   Kawasaki Kisen Kaisha Ltd. +                                  3,000      20
   KDDI Corp.                                                       19     125
   Keihin Electric Express Railway Co. Ltd. +                    3,000      21
   Keio Corp.                                                    4,000      26
   Keyence Corp.                                                   300      69
   Kinden Corp.                                                  1,000       8
   Kintetsu Corp. +                                             17,000      55
   Kirin Brewery Co. Ltd.                                        7,000      97
   Kobe Steel Ltd.                                              21,000      67
   Kokuyo Co. Ltd.                                               1,000      16
   Komatsu Ltd.                                                  7,800     143
   Konami Corp. +                                                  700      18
   Konica Minolta Holdings, Inc. *                               3,500      46
   Koyo Seiko Co. Ltd.                                           1,000      20
   Kubota Corp.                                                 10,000      82
   Kuraray Co. Ltd.                                              3,000      34
   Kurita Water Industries Ltd.                                    400       7
   Kyocera Corp.                                                 1,200     104
   Kyowa Hakko Kogyo Co. Ltd.                                    3,000      22
   Kyushu Electric Power Co., Inc.                               3,200      76
   Lawson, Inc.                                                    800      28
   Leopalace21 Corp.                                             1,000      35
   Mabuchi Motor Co. Ltd. +                                        300      19
   Makita Corp.                                                    700      21
   Marubeni Corp.                                               11,000      59
   Marui Co. Ltd.                                                2,600      39
   Matsushita Electric Industrial Co. Ltd.                      16,000     342
   Matsushita Electric Works Ltd.                                2,000      21
   MEDICEO Holdings Co. Ltd.                                     2,000      37
   Meiji Dairies Corp.                                           2,000      13
   Meiji Seika Kaisha Ltd.                                       3,000      15
   Meitec Corp.                                                    500      16
   Millea Holdings, Inc.                                            12     221
   Minebea Co. Ltd. +                                            3,000      17
   Mitsubishi Chemical Holdings Corp.                           10,500      69
   Mitsubishi Corp.                                             11,300     230
   Mitsubishi Electric Corp.                                    15,000     124

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 6 EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                                NUMBER
                                                               OF SHARES VALUE
-------------------------------------------------------------------------------
                                                                         (000S)
COMMON STOCKS - 91.5% - CONTINUED
Japan - 22.1% - (continued)
   Mitsubishi Estate Co. Ltd.                                   10,000    $216
   Mitsubishi Gas Chemical Co., Inc.                             2,000      22
   Mitsubishi Heavy Industries Ltd.                             29,000     122
   Mitsubishi Logistics Corp. +                                  1,000      16
   Mitsubishi Materials Corp. +                                  6,000      26
   Mitsubishi Rayon Co. Ltd.                                     4,000      28
   Mitsubishi Securities Co. Ltd.                                2,000      27
   Mitsubishi Tokyo Financial Group, Inc.                           69     941
   Mitsui & Co. Ltd.                                            13,000     188
   Mitsui Chemicals, Inc.                                        5,000      35
   Mitsui Engineering & Shipbuilding Co. Ltd.                    6,000      18
   Mitsui Fudosan Co. Ltd.                                       7,000     157
   Mitsui Mining & Smelting Co. Ltd.                             4,000      23
   Mitsui O.S.K. Lines Ltd.                                     11,000      84
   Mitsui Sumitomo Insurance Co. Ltd.                           10,000     122
   Mitsui Trust Holdings, Inc.                                   4,000      47
   Mitsukoshi Ltd. +                                             6,000      28
   Mitsumi Electric Co. Ltd. +                                   1,000      14
   Mizuho Financial Group, Inc.                                     78     631
   Murata Manufacturing Co. Ltd.                                 1,400      96
   Namco Bandai Holdings, Inc. +                                 1,300      20
   NEC Corp.                                                    16,000      93
   NEC Electronics Corp. * +                                       300      10
   NET One Systems Co. Ltd. +                                        4       6
   NGK Insulators Ltd. +                                         2,000      27
   NGK Spark Plug Co. Ltd.                                       2,000      41
   Nichirei Corp.                                                2,000      11
   Nidec Corp.                                                     800      58
   Nikko Cordial Corp.                                           7,500      95
   Nikon Corp. +                                                 2,000      36
   Nintendo Co. Ltd.                                               800     164
   Nippon Building Fund, Inc.                                        5      49
   Nippon Electric Glass Co. Ltd.                                2,000      49
   Nippon Express Co. Ltd.                                       6,000      33
   Nippon Kayaku Co. Ltd. +                                      1,000       9
   Nippon Meat Packers, Inc. +                                   1,000      11
   Nippon Mining Holdings, Inc.                                  8,000      59
   Nippon Oil Corp.                                             12,000      91
   Nippon Paper Group, Inc. +                                        6      22
   Nippon Sheet Glass Co. Ltd. +                                 3,000      15
   Nippon Shokubai Co. Ltd.                                      1,000      12
   Nippon Steel Corp.                                           51,000     213
   Nippon Telegraph & Telephone Corp.                               43     217
   Nippon Yusen Kabushiki Kaisha                                 8,000      50
   Nishimatsu Construction Co. Ltd. +                            2,000       7
   Nissan Chemical Industries Ltd. +                             1,000      13
   Nissan Motor Co. Ltd.                                        18,700     213
   Nisshin Seifun Group, Inc.                                    1,500      16
   Nisshin Steel Co. Ltd.                                       10,000      30
   Nisshinbo Industries, Inc.                                    1,000      11
   Nissin Food Products Co. Ltd.                                   700      24
   Nitto Denko Corp.                                             1,500     108
   NOK Corp.                                                       800      21
   Nomura Holdings, Inc.                                        14,700     284
   Nomura Research Institute Ltd.                                  200      27
   NSK Ltd.                                                      4,000      32
   NTN Corp.                                                     5,000      38
   NTT Data Corp.                                                    9      42
   NTT DoCoMo, Inc.                                                156     242
   Obayashi Corp.                                                5,000      35
   Odakyu Electric Railway Co. Ltd. +                            4,000      25
   OJI Paper Co. Ltd. +                                          5,000      28
   Oki Electric Industry Co. Ltd. +                              5,000      11
   Okumura Corp. +                                               2,000      11
   Olympus Corp.                                                 2,000      59
   Omron Corp.                                                   1,600      37
   Oracle Corp. Japan +                                            400      18
   Oriental Land Co. Ltd.                                          500      29
   ORIX Corp.                                                      760     202
   Osaka Gas Co. Ltd.                                           16,000      59
   Pioneer Corp. +                                               1,000      19
   Promise Co. Ltd.                                                550      25
   QP Corp.                                                      1,400      13
   Rakuten, Inc.                                                    71      31
   Resona Holdings, Inc. +                                          41     129
   Ricoh Co. Ltd.                                                6,000     118
   Rohm Co. Ltd.                                                   900      84
   Sanken Electric Co. Ltd. +                                    1,000      13
   Sankyo Co. Ltd.                                                 600      32
   Sanyo Electric Co. Ltd. +                                    15,000      31
   Sapporo Holdings Ltd. +                                       2,000      10
   SBI Holdings, Inc.                                               89      34
   Secom Co. Ltd.                                                1,900      94
   Sega Sammy Holdings, Inc.                                     1,800      62

EQUITY PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                    AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER
                                                               OF SHARES VALUE
-------------------------------------------------------------------------------
                                                                         (000S)
COMMON STOCKS - 91.5% - CONTINUED
Japan - 22.1% - (continued)
   Seiko Epson Corp. +                                             700   $   19
   Seino Transportation Co. Ltd.                                 1,000       11
   Sekisui Chemical Co. Ltd.                                     4,000       35
   Sekisui House Ltd.                                            5,000       74
   Seven & I Holdings Co. Ltd.                                   6,200      219
   Sharp Corp.                                                   8,000      143
   Shimachu Co. Ltd.                                               400       11
   Shimamura Co. Ltd.                                              200       20
   Shimano, Inc.                                                   500       14
   Shimizu Corp.                                                 5,000       30
   Shin-Etsu Chemical Co. Ltd.                                   3,300      188
   Shinko Securities Co. Ltd.                                    2,000        8
   Shinsei Bank Ltd.                                            13,000       80
   Shionogi & Co. Ltd.                                           2,000       36
   Shiseido Co. Ltd. +                                           3,000       60
   Shizuoka Bank (The) Ltd.                                      5,000       57
   Showa Denko K.K.                                              9,000       39
   Showa Shell Sekiyu K.K.                                       1,000       11
   SMC Corp. of Japan                                              400       53
   Softbank Corp. +                                              5,500       96
   Sompo Japan Insurance, Inc.                                   6,000       79
   Sony Corp.                                                    8,200      355
   Stanley Electric Co. Ltd.                                     1,000       22
   Sumco Corp. +                                                   500       33
   Sumitomo Bakelite Co. Ltd.                                    1,000        8
   Sumitomo Chemical Co. Ltd.                                   14,000      110
   Sumitomo Corp.                                                8,000      108
   Sumitomo Electric Industries Ltd.                             6,700       87
   Sumitomo Heavy Industries Ltd.                                6,000       52
   Sumitomo Metal Industries Ltd.                               36,000      148
   Sumitomo Metal Mining Co. Ltd.                                5,000       71
   Sumitomo Mitsui Financial Group, Inc.                            50      562
   Sumitomo Osaka Cement Co. Ltd.                                3,000        9
   Sumitomo Realty & Development Co. Ltd.                        3,000       88
   Sumitomo Trust & Banking (The) Co. Ltd.                      10,000      107
   Suruga Bank (The) Ltd.                                        2,000       25
   Suzuken Co. Ltd.                                                600       22
   T&D Holdings, Inc.                                            1,900      141
   Taiheiyo Cement Corp.                                         6,400       24
   Taisei Corp. +                                                8,000       29
   Taisho Pharmaceutical Co. Ltd.                                1,000       20
   Taiyo Nippon Sanso Corp.                                      2,000       17
   Taiyo Yuden Co. Ltd. +                                        1,000       14
   Takara Holdings, Inc. +                                       1,000        6
   Takashimaya Co. Ltd. +                                        2,000       25
   Takeda Pharmaceutical Co. Ltd.                                7,200      477
   Takefuji Corp. +                                                790       43
   TDK Corp.                                                     1,200       93
   Teijin Ltd.                                                   6,000       32
   Terumo Corp.                                                  1,500       56
   THK Co. Ltd.                                                    800       19
   TIS, Inc.                                                       500       11
   Tobu Railway Co. Ltd. +                                       7,000       36
   Toda Corp.                                                    2,000       10
   Toho Co. Ltd. of Tokyo                                        1,400       28
   Tohoku Electric Power Co., Inc.                               3,400       77
   Tokuyama Corp. +                                              2,000       28
   Tokyo Broadcasting System, Inc.                                 500       11
   Tokyo Electric Power Co., Inc.                                9,800      280
   Tokyo Electron Ltd.                                           1,500       99
   Tokyo Gas Co. Ltd.                                           16,000       85
   Tokyo Style Co. Ltd.                                          1,000       12
   Tokyu Corp. +                                                 8,000       53
   Tokyu Land Corp. +                                            5,000       44
   TonenGeneral Sekiyu K.K. +                                    3,000       27
   Toppan Printing Co. Ltd.                                      4,000       45
   Toray Industries, Inc.                                       12,000       96
   Toshiba Corp.                                                25,000      178
   Tosoh Corp.                                                   4,000       15
   Toto Ltd.                                                     2,000       20
   Toyo Seikan Kaisha Ltd.                                       1,000       20
   Toyobo Co. Ltd.                                               5,000       13
   Toyoda Gosei Co. Ltd.                                           300        6
   Toyota Industries Corp.                                       1,400       58
   Toyota Motor Corp.                                           23,200    1,259
   Toyota Tsusho Corp.                                           2,100       55
   Trend Micro, Inc. +                                           1,000       29
   Ube Industries Ltd. of Japan                                  6,000       16
   Uni-Charm Corp.                                                 400       22
   UNY Co. Ltd.                                                  1,000       14
   USS Co. Ltd.                                                    300       20
   West Japan Railway Co.                                           13       56
   Yahoo! Japan Corp. +                                            146       55
   Yakult Honsha Co. Ltd.                                        1,000       27

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 8 EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                               NUMBER
                                                              OF SHARES VALUE
-------------------------------------------------------------------------------
                                                                        (000S)
COMMON STOCKS - 91.5% - CONTINUED
Japan - 22.1% - (continued)
   Yamada Denki Co. Ltd.                                          800   $    86
   Yamaha Corp.                                                 1,600        33
   Yamaha Motor Co. Ltd.                                        1,500        40
   Yamato Holdings Co. Ltd.                                     3,000        47
   Yamazaki Baking Co. Ltd. +                                   1,000        10
   Yokogawa Electric Corp.                                      2,000        28
-------------------------------------------------------------------------------
                                                                         22,305
-------------------------------------------------------------------------------
Malaysia - 0.0%
   Promet BHD *                                                 4,000        --
-------------------------------------------------------------------------------
Netherlands - 5.3%
   ABN AMRO Holding N.V.                                       13,972       398
   Aegon N.V.                                                  11,603       207
   Akzo Nobel N.V.                                              2,325       134
   ASML Holding N.V. *                                          4,421        97
   Corio N.V.                                                     389        26
   Euronext N.V.                                                  765        69
   European Aeronautic Defence & Space Co.                      3,337       101
   Fugro N.V. - CVA                                               274        12
   Hagemeyer N.V. * +                                           4,113        21
   Heineken N.V.                                                2,212       103
   ING Groep N.V. - CVA                                        14,999       648
   James Hardie Industries N.V. +                               4,100        21
   Koninklijke Ahold N.V. *                                    13,347       128
   Koninklijke DSM N.V.                                         1,084        43
   Koninklijke Philips Electronics N.V.                         9,824       335
   Mittal Steel Co. N.V.                                        4,964       166
   OCE N.V. +                                                     699        12
   Qiagen N.V. * +                                              1,100        16
   Randstad Holdings N.V.                                         464        25
   Reed Elsevier N.V.                                           4,593        74
   Rodamco Europe N.V.                                            385        41
   Royal Dutch Shell PLC, Class A                              30,815     1,068
   Royal Dutch Shell PLC, Class B                              21,683       776
   Royal KPN N.V.                                              15,410       190
   Royal Numico N.V.                                            1,115        52
   SBM Offshore N.V.                                            1,076        29
   TNT N.V.                                                     3,535       133
   Unilever N.V. - CVA                                         13,565       324
   Vedior N.V. - CVA                                            1,444        27
   Wereldhave N.V.                                                175        18
   Wolters Kluwer N.V.                                          2,296        58
-------------------------------------------------------------------------------
                                                                          5,352
-------------------------------------------------------------------------------
New Zealand - 0.1%
   Auckland International Airport Ltd.                          7,776        10
   Contact Energy Ltd.                                          1,879         8
   Fisher & Paykel Appliances Holdings Ltd.                     1,920         5
   Fisher & Paykel Healthcare Corp.                             3,220         9
   Fletcher Building Ltd.                                       4,303        24
   Sky City Entertainment Group Ltd.                            4,098        14
   Sky Network Television Ltd.                                  1,774         6
   Telecom Corp. of New Zealand Ltd.                           14,003        38
   Tower Ltd. *                                                 2,681         6
   Vector Ltd.                                                  1,259         2
   Warehouse Group Ltd.                                         1,200         4
-------------------------------------------------------------------------------
                                                                            126
-------------------------------------------------------------------------------
Norway - 0.7%
   Aker Kvaerner ASA                                              150        14
   DnB Holding ASA                                              5,900        76
   Norsk Hydro ASA                                              6,150       159
   Norske Skogindustrier ASA +                                  1,284        19
   Orkla ASA                                                    1,550        76
   PAN Fish ASA *                                              12,050        12
   Petrojarl ASA * +                                              950        10
   Petroleum Geo-Services ASA * +                                 600        31
   ProSafe ASA                                                    300        20
   Schibsted ASA                                                  400        12
   Statoil ASA                                                  5,600       151
   Storebrand ASA                                               2,600        27
   Tandberg ASA +                                               1,000        10
   Telenor ASA                                                  6,850        87
   Tomra Systems ASA +                                          1,500        10
   Yara International ASA                                       1,960        29
-------------------------------------------------------------------------------
                                                                            743
-------------------------------------------------------------------------------
Portugal - 0.3%
   Banco BPI S.A. (Registered)                                  1,981        15
   Banco Comercial Portugues S.A. (Registered)                 14,032        43
   Banco Espirito Santo S.A. (Registered)                       1,530        23
   Brisa-Auto Estradas de Portugal S.A.                         1,955        20
   Cimpor Cimentos de Portugal S.A.                             1,400        10
   Energias de Portugal S.A. +                                 15,943        64
   Jeronimo Martins, SGPS, S.A.                                   394         7
   Portugal Telecom, SGPS, S.A. (Registered)                    6,583        83
   PT Multimedia Servicos de Telecomunicacoes e Multimedia
     SGPS S.A.                                                    800        10
   Sonae Industria SGPS S.A. * +                                  604         5

EQUITY PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                    AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER
                                                               OF SHARES VALUE
-------------------------------------------------------------------------------
                                                                         (000S)
COMMON STOCKS - 91.5% - CONTINUED
Portugal - 0.3% - (continued)
   Sonae SGPS S.A.                                               8,900   $   15
-------------------------------------------------------------------------------
                                                                            295
-------------------------------------------------------------------------------
Singapore - 0.8%
   Allgreen Properties Ltd.                                      4,000        4
   Ascendas Real Estate Investment Trust                        17,000       22
   CapitaLand Ltd.                                              10,500       32
   Chartered Semiconductor Manufacturing Ltd. *                  8,500        7
   City Developments Ltd.                                        4,000       25
   ComfortDelgro Corp. Ltd.                                     14,000       13
   Creative Technology Ltd. +                                      200        1
   DBS Group Holdings Ltd.                                      10,198      117
   Fraser and Neave Ltd.                                         2,650        7
   Haw Par Corp. Ltd.                                              711        3
   Jardine Cycle & Carriage Ltd.                                 1,421       10
   Keppel Corp. Ltd.                                             6,250       60
   Keppel Land Ltd. +                                            3,000        8
   Neptune Orient Lines Ltd.                                     7,370        9
   Oversea-Chinese Banking Corp.                                16,152       66
   Parkway Holdings Ltd.                                         5,000        8
   SembCorp Industries Ltd.                                      7,044       16
   SembCorp Marine Ltd.                                          4,000        9
   Singapore Airlines Ltd.                                       4,000       34
   Singapore Exchange Ltd.                                       5,000       13
   Singapore Land Ltd.                                           1,000        4
   Singapore Press Holdings Ltd.                                13,295       34
   Singapore Technologies Engineering Ltd.                      12,000       22
   Singapore Telecommunications Ltd.                             3,175        5
   Singapore Telecommunications Ltd.                            60,325       95
   SMRT Corp. Ltd.                                               5,000        3
   STATS ChipPAC Ltd. *                                          2,000        1
   United Overseas Bank Ltd.                                    11,392      113
   UOL Group Ltd.                                                4,039        8
   Venture Corp. Ltd.                                            2,000       15
   Wing Tai Holdings Ltd.                                        3,500        4
-------------------------------------------------------------------------------
                                                                            768
-------------------------------------------------------------------------------
Spain - 3.5%
   Abertis Infraestructuras S.A.                                 1,634       40
   Acciona S.A.                                                    186       28
   Acerinox S.A. +                                               1,202       23
   ACS Actividades Cons y Serv                                   2,093       94
   Altadis S.A.                                                  2,199      104
   Antena 3 de Television S.A. +                                   957       22
   Banco Bilbao Vizcaya Argentaria S.A.                         27,572      630
   Banco Popular Espanol S.A.                                    5,545       87
   Banco Santander Central Hispano S.A.                         48,127      747
   Cintra Concesiones de Infraestructuras de Transporte S.A.       842       11
   Corp Mapfre S.A.                                                889       18
   Endesa S.A.                                                   7,888      274
   Fomento de Construcciones y Contratas S.A.                      426       33
   Gamesa Corp. Tecnologica S.A.                                   979       21
   Gas Natural SDG S.A.                                          1,422       48
   Grupo Ferrovial S.A. +                                          501       39
   Iberdrola S.A.                                                6,481      241
   Iberia (Lineas Aereas de Espana)                              3,800        9
   Inditex S.A.                                                  1,684       76
   Indra Sistemas S.A.                                           1,360       28
   Metrovacesa S.A.                                                440       42
   NH Hoteles S.A.                                                 800       17
   Promotora de Informaciones S.A. (Prisa) +                       600       10
   Repsol YPF S.A.                                               7,052      203
   Sacyr Vallehermoso S.A. +                                       714       28
   Sociedad General de Aguas de Barcelona S.A., Class A            540       15
   Sogecable S.A. *                                                347       11
   Telefonica S.A.                                              36,275      623
   Union Fenosa S.A.                                             1,088       48
   Zeltia S.A. * +                                               1,325       10
-------------------------------------------------------------------------------
                                                                          3,580
-------------------------------------------------------------------------------
Sweden - 2.1%
   Alfa Laval AB                                                   600       20
   Assa Abloy AB, Class B                                        2,000       35
   Atlas Copco AB, Class A                                       2,400       62
   Atlas Copco AB, Class B                                       1,800       43
   Axfood AB                                                       200        6
   Billerud AB                                                     500        8
   Boliden AB                                                    1,600       30
   Castellum AB                                                  2,400       26
   Electrolux AB, Class B +                                      1,723       27
   Eniro AB +                                                    2,400       28
   Fabege AB                                                       500       10
   Getinge AB, Class B +                                         2,300       42
   Hennes & Mauritz AB, Class B                                  4,290      167
   Hoganas AB, Class B                                             200        5
   Holmen AB, Class B                                              400       17

             NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 10 EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
  INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                                NUMBER
                                                               OF SHARES VALUE
-------------------------------------------------------------------------------
                                                                         (000S)
COMMON STOCKS - 91.5% - CONTINUED
Sweden - 2.1% - (continued)
   Husqvarna AB, Class B *                                        3,023  $   33
   Modern Times Group AB, Class B *                                 300      16
   Nordea Bank AB                                                17,800     223
   OMX AB +                                                         400       6
   Sandvik AB                                                     9,500     104
   SAS AB *                                                         600       7
   Scania AB, Class B                                               700      33
   Securitas AB, Class B                                          3,400      60
   Skandinaviska Enskilda Banken AB, Class A                      3,900     101
   Skanska AB, Class B                                            2,700      42
   SKF AB, Class B                                                2,844      41
   Ssab Svenskt Stal AB, Class A                                  1,350      26
   Ssab Svenskt Stal AB, Class B                                    540      10
   Svenska Cellulosa AB, Class B                                  1,600      68
   Svenska Handelsbanken AB, Class A                              3,900     102
   Swedish Match AB                                               2,500      42
   Tele2 AB, Class B +                                            3,200      32
   Telefonaktiebolaget LM Ericsson, Class B                     122,440     407
   TeliaSonera AB                                                16,900     104
   Trelleborg AB, Class B                                           600      12
   Volvo AB, Class A                                                700      41
   Volvo AB, Class B                                              1,900     108
   Wihlborgs Fastigheter AB                                         210       3
   WM-Data AB, Class B                                            2,100       7
-------------------------------------------------------------------------------
                                                                          2,154
-------------------------------------------------------------------------------
Switzerland - 6.7%
   ABB Ltd. (Registered)                                         16,496     219
   Adecco S.A. (Registered)                                         854      50
   Ciba Specialty Chemicals A.G. (Registered)                       594      33
   Clariant A.G. (Registered) *                                   1,950      24
   Compagnie Financiere Richemont A.G., Class A (Bearer)          4,198     200
   Credit Suisse Group (Registered)                               9,647     538
   Geberit A.G. (Registered)                                         31      36
   Givaudan S.A. (Registered)                                        50      40
   Holcim Ltd. (Registered)                                       1,436     116
   Kudelski S.A. (Bearer) +                                         300       9
   Kuehne & Nagel International A.G. (Registered)                   320      22
   Kuoni Reisen Holding A.G. (Registered) *                          27      14
   Logitech International S.A. *                                  1,600      35
   Lonza Group A.G. (Registered)                                    378      25
   Nestle S.A. (Registered)                                       3,245   1,116
   Nobel Biocare Holding A.G. (Bearer)                              184      45
   Novartis A.G. (Registered)                                    18,722   1,069
   Phonak Holding A.G. (Registered)                                 419      25
   Roche Holding A.G. (Genusschein)                               5,520   1,018
   Schindler Holding A.G.                                           500      26
   Serono S.A. (Bearer)                                              55      38
   SGS Societe Generale de Surveillance Holdings S.A.
     (Registered)                                                    34      31
   STMicroelectronics N.V.                                        6,734     111
   Sulzer A.G. (Registered)                                          40      32
   Swatch Group A.G. (Bearer)                                       262      51
   Swatch Group A.G. (Registered)                                   500      20
   Swiss Reinsurance (Registered)                                 2,577     197
   Swisscom A.G. *                                                  132      --
   Swisscom A.G. (Registered)                                       132      44
   Syngenta A.G. (Registered) *                                     937     138
   Synthes, Inc.                                                    329      36
   UBS A.G.                                                      16,209     917
   Unaxis Holding A.G. (Registered) * +                              75      22
   Xstrata PLC                                                    3,987     179
   Zurich Financial Services A.G. (Registered)                    1,162     265
-------------------------------------------------------------------------------
                                                                          6,741
-------------------------------------------------------------------------------
United Kingdom - 20.2%
   3I Group PLC                                                   3,034      55
   Acergy S.A. *                                                  2,000      35
   Aegis Group PLC                                               10,000      24
   Aggreko PLC                                                    2,000      11
   Amec PLC                                                       3,047      19
   Amvescap PLC                                                   7,030      73
   Anglo American PLC                                            11,471     496
   ARM Holdings PLC                                              13,295      30
   AstraZeneca PLC                                               12,524     812
   Aviva PLC                                                     20,731     291
   BAE Systems PLC                                               26,863     190
   Balfour Beatty PLC                                             5,394      38
   Barclays PLC                                                  52,293     655
   Barratt Developments PLC                                       1,921      36
   BBA Group PLC                                                  5,147      26
   Bellway PLC                                                      656      15
   Berkeley Group Holdings PLC *                                  1,000      24
   BG Group PLC                                                  28,718     375
   BHP Billiton PLC                                              20,058     382

EQUITY PORTFOLIOS 11 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                    AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER
                                                               OF SHARES VALUE
-------------------------------------------------------------------------------
                                                                         (000S)
COMMON STOCKS - 91.5% - CONTINUED
United Kingdom - 20.2% - (continued)
   BOC Group PLC                                                  4,367  $  134
   Boots Group PLC                                                6,153      90
   BP PLC                                                       158,356   1,800
   Brambles Industries PLC                                        7,065      62
   British Airways PLC *                                          5,093      40
   British American Tobacco PLC                                  12,819     352
   British Land Co. PLC                                           4,609     120
   British Sky Broadcasting PLC                                  10,536     112
   BT Group PLC +                                                68,391     321
   Bunzl PLC                                                      2,752      34
   Burberry Group PLC                                             3,599      33
   Cadbury Schweppes PLC                                         16,123     172
   Capita Group PLC                                               6,351      66
   Carnival PLC                                                   1,614      69
   Cattles PLC                                                    3,000      19
   Centrica PLC                                                  27,819     156
   Close Brothers Group PLC                                       1,000      17
   Cobham PLC                                                     8,035      26
   Collins Stewart Tullett PLC                                    1,163      17
   Compass Group PLC                                             19,474      95
   Corus Group PLC                                                7,061      53
   CSR PLC *                                                        824      18
   Daily Mail & General Trust, Class A                            2,424      27
   Davis Service Group PLC                                        1,666      15
   De La Rue PLC                                                  1,665      17
   Diageo PLC                                                    23,158     412
   DSG International PLC                                         17,464      68
   Electrocomponents PLC                                          5,928      27
   Emap PLC                                                       1,678      23
   EMI Group PLC                                                  6,279      32
   Enterprise Inns PLC                                            2,369      46
   FirstGroup PLC                                                 2,803      25
   FKI PLC                                                        5,000       9
   Friends Provident PLC                                         14,353      51
   Gallaher Group PLC                                             5,734      99
   GKN PLC                                                        6,646      39
   GlaxoSmithKline PLC                                           46,567   1,319
   Great Portland Estates PLC                                     1,440      16
   Group 4 Securicor PLC                                          9,334      31
   GUS PLC                                                        6,744     125
   Hammerson PLC                                                  2,262      55
   Hanson PLC                                                     4,683      59
   Hays PLC                                                       9,699      25
   HBOS PLC                                                      29,500     563
   HSBC Holdings PLC                                             91,607   1,662
   ICAP PLC                                                       3,147      28
   IMI PLC                                                        3,000      29
   Imperial Chemical Industries PLC                               7,765      55
   Imperial Tobacco Group PLC                                     5,417     187
   Inchcape PLC                                                   3,540      34
   Intercontinental Hotels Group PLC                              3,607      63
   International Power PLC                                       13,711      83
   Intertek Group PLC                                               942      12
   Invensys PLC                                                   7,165      28
   Investec PLC *                                                   421      22
   ITV PLC                                                       26,911      54
   Johnson Matthey PLC                                            1,433      36
   Kelda Group PLC                                                2,958      47
   Kesa Electricals PLC                                           4,842      29
   Kingfisher PLC                                                18,121      81
   Ladbrokes PLC                                                  3,683      27
   Land Securities Group PLC                                      3,976     143
   Legal & General Group PLC                                     56,938     143
   Liberty International PLC                                      1,813      39
   Lloyds TSB Group PLC                                          43,147     428
   LogicaCMG PLC                                                  9,100      27
   London Stock Exchange Group PLC +                              1,159      25
   Man Group PLC                                                 15,594     125
   Marks & Spencer Group PLC                                     14,007     158
   Meggitt PLC                                                    3,102      19
   MFI Furniture PLC                                              5,000       8
   Misys PLC                                                      5,008      24
   Mitchells & Butlers PLC                                        3,202      34
   National Express Group PLC                                       630      10
   National Grid PLC                                             20,904     254
   Next PLC                                                       2,141      68
   Old Mutual PLC                                                37,248     116
   Pearson PLC                                                    6,177      88
   Persimmon PLC +                                                2,667      63
   Provident Financial PLC                                        3,018      38
   Prudential PLC                                                20,076     225
   Punch Taverns PLC                                              2,473      44
   Rank Group PLC                                                 7,207      29
   Reckitt Benckiser PLC                                          4,780     198

             NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 12 EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                              NUMBER
                                                             OF SHARES  VALUE
-------------------------------------------------------------------------------
                                                                        (000S)
COMMON STOCKS - 91.5% - CONTINUED
United Kingdom - 20.2% - (continued)
   Reed Elsevier PLC                                             11,329 $   122
   Rentokil Initial PLC                                          11,819      34
   Resolution PLC                                                 4,685      53
   Reuters Group PLC                                              8,821      68
   Rexam PLC                                                      4,396      46
   Rio Tinto PLC                                                  8,255     418
   Rolls-Royce Group PLC *                                       14,199     118
   Royal & Sun Alliance Insurance Group PLC                      22,074      58
   Royal Bank of Scotland Group PLC                              25,551     867
   SABMiller PLC                                                  6,846     135
   Sage Group PLC                                                 9,197      42
   Sainsbury (J.) PLC                                            12,959      88
   Schroders PLC                                                    690      12
   Scottish & Newcastle PLC                                       5,695      60
   Scottish & Southern Energy PLC                                 6,619     152
   Scottish Power PLC                                            12,979     153
   Serco Group PLC                                                4,000      27
   Severn Trent PLC                                               3,091      77
   Signet Group PLC                                              11,318      23
   Slough Estates PLC                                             3,783      47
   Smith & Nephew PLC                                             6,721      58
   Smiths Group PLC                                               4,621      76
   Sportingbet PLC                                                2,104      10
   SSL International PLC                                          2,000      11
   Stagecoach Group PLC                                           7,144      16
   Standard Life PLC *                                           17,003      85
   Tate & Lyle PLC                                                3,875      54
   Taylor Woodrow PLC                                             3,745      25
   Tesco PLC                                                     63,220     454
   TI Automotive Ltd., Class A *                                  5,000      --
   Tomkins PLC                                                    7,132      39
   Travis Perkins PLC                                               951      31
   Trinity Mirror PLC                                             2,462      21
   Unilever PLC                                                   9,501     227
   United Business Media PLC                                      2,114      25
   United Utilities PLC                                           5,693      74
   Vodafone Group PLC                                           423,966     918
   Whitbread PLC                                                  2,197      51
   William Hill PLC                                               3,000      36
   Wimpey (George) PLC                                            2,577      25
   Wolseley PLC                                                   5,281     115
   WPP Group PLC                                                  9,153     112
   Yell Group PLC                                                 5,548      56
-------------------------------------------------------------------------------
                                                                         20,378
-------------------------------------------------------------------------------
Total Common Stocks
-------------------------------------------------------------------------------
(Cost $78,565)                                                           92,369

PREFERRED STOCKS - 0.2%
Germany - 0.2%
   Henkel KGaA                                                      516      66
   Porsche A.G.                                                      56      57
   ProSieben SAT.1 Media A.G.                                       675      18
   RWE A.G.                                                         350      29
   Volkswagen A.G.                                                  891      51
-------------------------------------------------------------------------------
                                                                            221
-------------------------------------------------------------------------------
Italy - 0.0%
   Unipol S.p.A.                                                  6,131      18
-------------------------------------------------------------------------------
Total Preferred Stocks
-------------------------------------------------------------------------------
(Cost $ 147)                                                                239

INVESTMENT COMPANY - 10.2%
Northern Institutional Funds - Liquid Assets Portfolio /(1)/ 10,232,915  10,233
-------------------------------------------------------------------------------
Total Investment Company
-------------------------------------------------------------------------------
(Cost $ 10,233)                                                          10,233

RIGHTS - 0.0%
Italy - 0.0%
   Autostrade                                                     2,829      --
-------------------------------------------------------------------------------
Total Rights
-------------------------------------------------------------------------------
(Cost $-)                                                                    --

EQUITY PORTFOLIOS 13 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                    AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            PRINCIPAL
                                                             AMOUNT    VALUE
-------------------------------------------------------------------------------
                                                             (000S)    (000S)
SHORT-TERM INVESTMENTS - 4.3%
   ABN-AMRO Bank, Amsterdam, Netherlands, Eurodollar
     Time Deposit,
       5.29%, 9/1/06                                         $3,604   $  3,604
   U.S. Treasury Bill,/(2)/
       4.75%, 9/21/06                                           745        743
Total Short-Term Investments
-------------------------------------------------------------------------------
(Cost $4,347)                                                            4,347
-------------------------------------------------------------------------------
Total Investments - 106.2%
-------------------------------------------------------------------------------
(Cost $93,292)                                                         107,188
   Liabilities less Other Assets - (6.2)%                               (6,289)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                   $100,899

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.
/(2)/ Security pledged as collateral to cover margin requirements for open futures contracts.
*     Non-Income Producing Security
+     Security is either wholly or partially on loan.

At August 31, 2006, the International Equity Index Portfolio had open futures contracts as follows:

                                NUMBER OF NOTIONAL CONTRACT CONTRACT UNREALIZED
TYPE                            CONTRACTS  AMOUNT  POSITION   EXP.      GAIN
-------------------------------------------------------------------------------
                                           (000S)                      (000S)
DJ EuroStoxx 50                    75      $3,661    Long     9/06      $154
FTSE 100                           18       2,023    Long     9/06        20
Hang Seng
Index                               2         223    Long     9/06         5
SPI 200                             4         390    Long     9/06        12
Nikkei 225                          1          80    Long     9/06         7
TOPIX Index                        13       1,810    Long     9/06        82
-------------------------------------------------------------------------------
Total                                                                   $280

At August 31, 2006, the International Equity Index Portfolio's investments were denominated in the following currencies:

                                                                 % OF LONG-TERM
 CONCENTRATION BY CURRENCY                                        INVESTMENTS
 ------------------------------------------------------------------------------
 Euro                                                                 32.8%
 British Pound                                                        24.2
 Japanese Yen                                                         24.1
 Swiss Franc                                                           7.0
 Australian Dollar                                                     5.3
 All other currencies less than 5%                                     6.6
 ------------------------------------------------------------------------------
 Total                                                               100.0%

At August 31, 2006, the International Equity Index Portfolio had outstanding forward foreign currency exchange contracts as follows:

                                       IN
CONTRACTS                AMOUNT     EXCHANGE     AMOUNT              UNREALIZED
TO DELIVER               (LOCAL       FOR        (LOCAL   SETTLEMENT    GAIN
CURRENCY                CURRENCY)   CURRENCY    CURRENCY)    DATE      (LOSS)
-------------------------------------------------------------------------------
                         (000S)                  (000S)                (000S)
U.S. Dollar               1,800   Euro             1,405   10/30/06     $  6
U.S. Dollar                 700   British Pound      370   10/30/06        6
U.S. Dollar               1,200   Japanese Yen   138,552   10/30/06      (10)
-------------------------------------------------------------------------------
Total                                                                   $  2

Federal Tax Information:

At August 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

 Federal tax cost of investments                                       $93,292
 ------------------------------------------------------------------------------
 Gross tax appreciation of investments                                 $14,772
 Gross tax depreciation of investments                                    (876)
 ------------------------------------------------------------------------------
 Net tax appreciation of investments                                   $13,896
 ------------------------------------------------------------------------------

             NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 14 EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                                                NUMBER
                                                               OF SHARES VALUE
-------------------------------------------------------------------------------
                                                                         (000S)
COMMON STOCKS - 98.5%
   Aerospace/Defense - 3.2%
   Armor Holdings, Inc. *                                          525    $ 28
   BE Aerospace, Inc. *                                          1,325      32
   Orbital Sciences Corp. *                                      1,175      21
   United Industrial Corp. of New York +                           450      24
-------------------------------------------------------------------------------
                                                                           105
-------------------------------------------------------------------------------
Apparel - 4.1%
   Guess?, Inc. * +                                                900      37
   Phillips-Van Heusen Corp. +                                   1,025      39
   Steven Madden Ltd.                                              950      35
   Wolverine World Wide, Inc. +                                    900      23
-------------------------------------------------------------------------------
                                                                           134
-------------------------------------------------------------------------------
Banks - 5.1%
   Banner Corp. +                                                  775      32
   East-West Bancorp, Inc.                                         600      24
   Integra Bank Corp. +                                          1,650      43
   Peoples Bancorp, Inc. of Ohio +                                 975      30
   Renasant Corp. +                                              1,313      40
-------------------------------------------------------------------------------
                                                                           169
-------------------------------------------------------------------------------
Biotechnology - 2.2%
   Bio-Rad Laboratories, Inc., Class A * +                         500      37
   Exelixis, Inc. * +                                            1,850      18
   Savient Pharmaceuticals, Inc. *                               2,525      16
-------------------------------------------------------------------------------
                                                                            71
-------------------------------------------------------------------------------
Building Materials - 0.9%
   Genlyte Group, Inc. *                                           475      31
-------------------------------------------------------------------------------
Chemicals - 1.4%
   Arch Chemicals, Inc.                                            725      20
   Spartech Corp.                                                1,175      27
-------------------------------------------------------------------------------
                                                                            47
-------------------------------------------------------------------------------
Commercial Services - 8.5%
   AMN Healthcare Services, Inc. * +                             1,825      44
   Consolidated Graphics, Inc. *                                   325      20
   Corvel Corp. *                                                  750      23
   Forrester Research, Inc. *                                      925      27
   Heidrick & Struggles International, Inc. *                      650      23
   ICT Group, Inc. * +                                             925      27
   MPS Group, Inc. *                                             2,200      31
   Parexel International Corp. *                                 1,025      34
   PeopleSupport, Inc. *                                         1,325      23
   Sotheby's                                                       950      26
-------------------------------------------------------------------------------
                                                                           278
-------------------------------------------------------------------------------
Computers - 5.3%
   Ansoft Corp. * +                                              1,850      45
   Brocade Communications Systems, Inc. *                        6,000      37
   Factset Research Systems, Inc.                                  600      26
   IHS, Inc., Class A * +                                          950      29
   SYKES Enterprises, Inc. *                                     1,850      37
-------------------------------------------------------------------------------
                                                                           174
-------------------------------------------------------------------------------
Distribution/Wholesale - 1.0%
   Brightpoint, Inc. *                                           1,925      32
-------------------------------------------------------------------------------
Diversified Financial Services - 1.9%
   Advanta Corp., Class B +                                      1,025      35
   World Acceptance Corp. *                                        725      29
-------------------------------------------------------------------------------
                                                                            64
-------------------------------------------------------------------------------
Electrical Components & Equipment - 3.4%
   Advanced Energy Industries, Inc. * +                          2,000      29
   General Cable Corp. * +                                       1,100      42
   Superior Essex, Inc. * +                                      1,125      40
-------------------------------------------------------------------------------
                                                                           111
-------------------------------------------------------------------------------
Electronics - 4.8%
   Cymer, Inc. *                                                   775      32
   Molecular Devices Corp. * +                                   1,175      28
   Rofin-Sinar Technologies, Inc. * +                              700      38
   Rogers Corp. *                                                  475      28
   Varian, Inc. *                                                  675      32
-------------------------------------------------------------------------------
                                                                           158
-------------------------------------------------------------------------------
Energy - Alternate Sources - 0.2%
   Aventine Renewable Energy Holdings, Inc. * /(1) (2)/            200       5
-------------------------------------------------------------------------------
Engineering & Construction - 0.8%
   EMCOR Group, Inc. * +                                           500      28
-------------------------------------------------------------------------------
Hand/Machine Tools - 1.0%
   Regal-Beloit Corp. +                                            775      33
-------------------------------------------------------------------------------
Healthcare - Products - 3.6%
   Bruker BioSciences Corp. * +                                  3,625      25
   ICU Medical, Inc. * +                                           650      29
   Intuitive Surgical, Inc. *                                      250      24
   LCA-Vision, Inc. +                                              250      11
   Palomar Medical Technologies, Inc. * +                          750      30
-------------------------------------------------------------------------------
                                                                           119
-------------------------------------------------------------------------------
Healthcare - Services - 3.7%
   Healthways, Inc. * +                                            625      32
   Magellan Health Services, Inc. *                                550      26
   Res-Care, Inc. * +                                            1,525      31

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                    AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER
                                                               OF SHARES VALUE
 ------------------------------------------------------------------------------
                                                                         (000S)
 COMMON STOCKS - 98.5% - CONTINUED
 Healthcare - Services - 3.7% - (continued)
    Sunrise Senior Living, Inc. * +                              1,050    $ 31
 ------------------------------------------------------------------------------
                                                                           120
 ------------------------------------------------------------------------------
 Insurance - 3.8%
    CNA Surety Corp. * +                                         1,475      29
    Delphi Financial Group, Inc., Class A                        1,000      39
    Ohio Casualty Corp. +                                          725      19
    Selective Insurance Group, Inc. +                              725      38
 ------------------------------------------------------------------------------
                                                                           125
 ------------------------------------------------------------------------------
 Internet - 4.6%
    Digital Insight Corp. * +                                    1,300      34
    Digital River, Inc. * +                                        725      35
    Harris Interactive, Inc. * +                                 4,800      27
    Knot, Inc. (The) * +                                         1,950      34
    TriZetto Group, Inc. * +                                     1,550      21
 ------------------------------------------------------------------------------
                                                                           151
 ------------------------------------------------------------------------------
 Iron/Steel - 2.6%
    Chaparral Steel Co. *                                          325      23
    Oregon Steel Mills, Inc. *                                     675      33
    Steel Dynamics, Inc. +                                         550      29
 ------------------------------------------------------------------------------
                                                                            85
 ------------------------------------------------------------------------------
 Leisure Time - 0.8%
    Ambassadors Group, Inc. +                                    1,000      28
 ------------------------------------------------------------------------------
 Machinery - Construction & Mining - 1.0%
    Bucyrus International, Inc., Class A                           625      32
 ------------------------------------------------------------------------------
 Machinery - Diversified - 1.3%
    Middleby Corp. * +                                             300      24
    Wabtec Corp.                                                   650      18
 ------------------------------------------------------------------------------
                                                                            42
 ------------------------------------------------------------------------------
 Metal Fabrication/Hardware - 2.7%
    Kaydon Corp. +                                                 700      27
    Mueller Industries, Inc. +                                     900      34
    NS Group, Inc. *                                               600      27
 ------------------------------------------------------------------------------
                                                                            88
 ------------------------------------------------------------------------------
 Miscellaneous Manufacturing - 1.0%
    Crane Co.                                                      850      34
 ------------------------------------------------------------------------------
 Office/Business Equipment - 0.8%
    Global Imaging Systems, Inc. *                               1,250      27
 ------------------------------------------------------------------------------
 Oil & Gas - 1.8%
    Delek US Holdings, Inc. * +                                  1,050      22
    Giant Industries, Inc. * +                                     450      37
 ------------------------------------------------------------------------------
                                                                            59
 ------------------------------------------------------------------------------
 Oil & Gas Services - 4.5%
    Global Industries Ltd. *                                     1,825      33
    NATCO Group, Inc., Class A * +                                 700      26
    SEACOR Holdings, Inc. *                                        300      26
    Universal Compression Holdings, Inc. *                         450      24
    Veritas DGC, Inc. * +                                          625      37
 ------------------------------------------------------------------------------
                                                                           146
 ------------------------------------------------------------------------------
 Pharmaceuticals - 2.9%
    Cypress Bioscience, Inc. *                                   2,275      16
    Noven Pharmaceuticals, Inc. *                                  650      16
    Penwest Pharmaceuticals Co. * +                                875      16
    Tanox, Inc. * +                                              1,250      19
    USANA Health Sciences, Inc. * +                                600      27
 ------------------------------------------------------------------------------
                                                                            94
 ------------------------------------------------------------------------------
 Retail - 6.7%
    Buffalo Wild Wings, Inc. * +                                   850      30
    Cache, Inc. * +                                              1,725      27
    Casual Male Retail Group, Inc. * +                           1,375      15
    Charlotte Russe Holding, Inc. *                              1,375      37
    Christopher & Banks Corp. +                                  1,050      25
    Men's Wearhouse, Inc.                                          850      30
    Ruth's Chris Steak House * +                                 1,500      30
    Tween Brands, Inc. * +                                         725      25
 ------------------------------------------------------------------------------
                                                                           219
 ------------------------------------------------------------------------------
 Savings & Loans - 1.0%
    First Place Financial Corp. of Ohio +                        1,450      34
 ------------------------------------------------------------------------------
 Semiconductors - 3.2%
    Cirrus Logic, Inc. * +                                       3,725      27
    Emulex Corp. *                                               1,450      25
    Mattson Technology, Inc. * +                                 2,425      19
    Silicon Image, Inc. * +                                      2,875      34
 ------------------------------------------------------------------------------
                                                                           105
 ------------------------------------------------------------------------------
 Software - 5.4%
    Blackboard, Inc. * +                                           558      15
    Informatica Corp. * +                                        2,675      39
    Lawson Software, Inc. *                                      3,875      26
    Omnicell, Inc. * +                                           1,775      32
    Per-Se Technologies, Inc. * +                                1,550      35
    Transaction Systems Architects, Inc. * +                       875      29
 ------------------------------------------------------------------------------
                                                                           176
 ------------------------------------------------------------------------------
 Telecommunications - 3.3%
    Anixter International, Inc. +                                  750      41
 ------------------------------------------------------------------------------

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                         AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
   SMALL COMPANY GROWTH PORTFOLIO (continued)
--------------------------------------------------------------------------------

                                                             NUMBER
                                                               OF
                                                             SHARES     VALUE
-------------------------------------------------------------------------------
                                                                        (000S)
COMMON STOCKS - 98.5% - CONTINUED
Telecommunications - 3.3% - (continued)
   CommScope, Inc. * +                                           1,225 $    36
   Polycom, Inc. *                                               1,325      31
-------------------------------------------------------------------------------
                                                                           108
-------------------------------------------------------------------------------
Total Common Stocks
-------------------------------------------------------------------------------
(Cost $3,072)                                                            3,232

INVESTMENT COMPANY - 49.6%
   Northern Institutional Funds - Liquid Assets
     Portfolio/(3)/                                          1,627,904   1,628
-------------------------------------------------------------------------------
Total Investment Company
-------------------------------------------------------------------------------
(Cost $1,628)                                                            1,628

                                                            PRINCIPAL
                                                             AMOUNT     VALUE
-------------------------------------------------------------------------------
                                                             (000S)     (000S)
SHORT-TERM INVESTMENT - 3.9%
   ABN-Amro Bank, Amsterdam, Eurodollar Time Deposit,
     5.29%, 9/1/06                                          $      129     129
-------------------------------------------------------------------------------
Total Short-Term Investment
-------------------------------------------------------------------------------
(Cost $129)                                                                129
-------------------------------------------------------------------------------
Total Investments - 152.0%
-------------------------------------------------------------------------------
(Cost $4,829)                                                            4,989
   Liabilities less Other Assets - (52.0)%                              (1,706)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $ 3,283

/(1)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
/(2)/ Restricted security that has been deemed illiquid. At August 31, 2006, the value of this restricted illiquid security amounted to approximately $5,000 or 0.2% of net assets. Additional information on this restricted illiquid security is as follows:

                                                                    ACQUISITION
                                                        ACQUISITION    COST
SECURITY                                                   DATE       (000S)
-------------------------------------------------------------------------------
Aventine Renewable Energy Holdings, Inc.                  5/12/06       $8

/(3)/ Investment relates to cash collateral received from portfolio securities loaned.
*     Non-Income Producing Security
+     Security is either wholly or partially on loan.

Federal Tax Information:

At August 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                         $4,829
-------------------------------------------------------------------------------
Gross tax appreciation of investments                                   $  259
Gross tax depreciation of investments                                      (99)
-------------------------------------------------------------------------------
Net tax appreciation of investments                                     $  160
-------------------------------------------------------------------------------

EQUITY PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   SMALL COMPANY INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                                NUMBER
                                                               OF SHARES VALUE
-------------------------------------------------------------------------------
                                                                         (000S)
COMMON STOCKS - 99.4%
Advertising - 0.3%
Advo, Inc.                                                       1,980    $ 56
   Catalina Marketing Corp. +                                    2,689      77
   Gaiam, Inc., Class A * +                                        700       8
   inVentiv Health, Inc. * +                                     1,695      53
   Marchex, Inc., Class B * +                                    1,200      20
   Sitel Corp. * +                                               2,700       8
   ValueVision Media, Inc., Class A * +                          1,431      16
-------------------------------------------------------------------------------
                                                                           238
-------------------------------------------------------------------------------
Aerospace/Defense - 1.1%
   AAR Corp. *                                                   2,243      50
   Argon ST, Inc. * +                                              668      17
   BE Aerospace, Inc. * +                                        4,363     104
   Curtiss-Wright Corp. +                                        2,588      80
   EDO Corp. +                                                   1,161      27
   Esterline Technologies Corp. * +                              1,306      46
   GenCorp, Inc. * +                                             2,876      40
   Heico Corp. +                                                 1,247      41
   Herley Industries, Inc. *                                     1,093      15
   Innovative Solutions & Support, Inc. * +                        767      11
   K&F Industries Holdings, Inc. * +                               900      17
   Kaman Corp. +                                                 1,190      21
   Moog, Inc., Class A * +                                       1,985      65
   MTC Technologies, Inc. * +                                      604      13
   Orbital Sciences Corp. * +                                    2,877      52
   Sequa Corp., Class A *                                          326      30
   Teledyne Technologies, Inc. * +                               1,816      70
   TransDigm Group, Inc. * +                                       504      11
   Triumph Group, Inc. +                                         1,001      44
   United Industrial Corp. of New York +                           581      31
-------------------------------------------------------------------------------
                                                                           785
-------------------------------------------------------------------------------
Agriculture - 0.4%
   Alico, Inc. +                                                   192      11
   Alliance One International, Inc. +                            4,578      19
   Andersons (The), Inc. +                                         800      33
   Delta & Pine Land Co.                                         2,011      81
   Maui Land & Pineapple Co., Inc. *                               152       5
   Tejon Ranch Co. *                                               501      22
   Universal Corp. of Virginia                                   1,575      61
   Vector Group Ltd. +                                           2,099      36
-------------------------------------------------------------------------------
                                                                           268
-------------------------------------------------------------------------------
Airlines - 0.6%
   Airtran Holdings, Inc. * +                                    4,912      56
   Alaska Air Group, Inc. *                                      2,331      88
   ExpressJet Holdings, Inc. * +                                 2,327      16
   Frontier Airlines, Inc. * +                                   2,084      15
   JetBlue Airways Corp. * +                                     9,600      99
   Mesa Air Group, Inc. *                                        2,416      19
   Republic Airways Holdings, Inc. * +                           1,700      27
   Skywest, Inc. +                                               3,724      90
-------------------------------------------------------------------------------
                                                                           410
-------------------------------------------------------------------------------
Apparel - 1.4%
   Carter's, Inc. * +                                            2,800      65
   Cherokee, Inc.                                                  323      12
   Columbia Sportswear Co. * +                                     700      34
   CROCS, Inc. * +                                                 700      19
   Deckers Outdoor Corp. * +                                       654      27
   Guess?, Inc. * +                                              1,100      45
   Gymboree Corp. * +                                            1,916      64
   Hartmarx Corp. * +                                            1,358       8
   Iconix Brand Group, Inc. * +                                  1,800      27
   K-Swiss, Inc., Class A +                                      1,314      36
   Kellwood Co. +                                                1,492      41
   Maidenform Brands, Inc. *                                       700      12
   Oxford Industries, Inc. +                                       898      37
   Perry Ellis International, Inc. * +                             436      12
   Phillips-Van Heusen Corp. +                                   3,164     122
   Quiksilver, Inc. * +                                          6,600      92
   Skechers U.S.A., Inc., Class A * +                              731      17
   Steven Madden Ltd. +                                          1,200      44
   Stride Rite Corp. +                                           1,877      26
   Timberland (The) Co., Class A *                               2,600      74
   True Religion Apparel, Inc. * +                                 800      16
   Volcom, Inc. * +                                                730      17
   Warnaco Group (The), Inc. *                                   2,821      57
   Weyco Group, Inc. +                                             304       7
   Wolverine World Wide, Inc. +                                  3,262      82
-------------------------------------------------------------------------------
                                                                           993
-------------------------------------------------------------------------------
Auto Manufacturers - 0.2%
   A.S.V., Inc. * +                                              1,208      19
   Navistar International Corp. *                                3,400      78
   Wabash National Corp. +                                       1,835      25
-------------------------------------------------------------------------------
                                                                           122
-------------------------------------------------------------------------------
Auto Parts & Equipment - 0.8%
   Accuride Corp. * +                                            1,000      11

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                    AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER
                                                               OF SHARES VALUE
-------------------------------------------------------------------------------
                                                                         (000S)
COMMON STOCKS - 99.4% - CONTINUED
Auto Parts & Equipment - 0.8% - (continued)
   Aftermarket Technology Corp. *                                1,168    $ 23
   American Axle & Manufacturing Holdings, Inc. +                3,100      52
   ArvinMeritor, Inc. +                                          4,100      61
   Bandag, Inc. +                                                  578      22
   Commercial Vehicle Group, Inc. * +                            1,100      22
   Cooper Tire & Rubber Co. +                                    3,541      35
   Fuel Systems Solutions, Inc. * +                                700      10
   Keystone Automotive Industries, Inc. * +                        861      30
   Lear Corp. +                                                  3,700      75
   Miller Industries, Inc. of Tennessee * +                        400       7
   Modine Manufacturing Co. +                                    1,737      40
   Noble International Ltd. +                                      750      10
   Superior Industries International, Inc. +                     1,434      24
   Tenneco, Inc. * +                                             2,592      59
   Titan International, Inc. +                                   1,166      20
   Visteon Corp. * +                                             6,925      59
-------------------------------------------------------------------------------
                                                                           560
-------------------------------------------------------------------------------
Banks - 8.1%
   1st Source Corp. +                                              755      23
   Alabama National Bancorp                                        918      62
   Amcore Financial, Inc. +                                      1,141      34
   AmericanWest Bancorp +                                          631      14
   Ameris Bancorp                                                  694      18
   Arrow Financial Corp. +                                         595      16
   Bancfirst Corp.                                                 318      15
   Bancorp, Inc. of Delaware *                                     472      11
   BancTrust Financial Group, Inc. +                               587      16
   Bank Mutual Corp. +                                           3,159      39
   Bank of Granite Corp. +                                         777      17
   Bank of the Ozarks, Inc. +                                      608      19
   Banner Corp. +                                                  597      25
   Boston Private Financial Holdings, Inc. +                     2,082      52
   Cadence Financial Corp. +                                       316       7
   Camden National Corp.                                           369      16
   Capital City Bank Group, Inc. +                                 637      21
   Capital Corp. of the West +                                     456      15
   Capitol Bancorp Ltd. +                                          662      28
   Cardinal Financial Corp. +                                    1,100      12
   Cascade Bancorp +                                             1,267      45
   Cass Information Systems, Inc. +                                200      11
   Cathay General Bancorp +                                      3,009     112
   Centennial Bank Holdings, Inc. * +                            3,600      36
   Center Financial Corp. +                                        640      16
   Centerstate Banks of Florida, Inc. +                            300       6
   Central Pacific Financial Corp. +                             1,797      65
   Chemical Financial Corp. +                                    1,310      39
   Chittenden Corp. +                                            2,876      83
   Citizens Banking Corp. of Michigan +                          2,608      66
   City Holding Co.                                                953      38
   CityBank Lynwood of Washington                                  465      24
   Coastal Financial Corp. of South Carolina +                   1,030      14
   CoBiz, Inc. +                                                   806      18
   Columbia Bancorp of Oregon +                                    400      10
   Columbia Banking System, Inc. +                                 871      27
   Community Bancorp of Nevada * +                                 200       7
   Community Bancorp, Inc. of California +                         200       8
   Community Bank System, Inc.                                   1,926      42
   Community Banks, Inc. +                                       1,242      32
   Community Trust Bancorp, Inc. +                                 745      29
   Corus Bankshares, Inc. +                                      2,344      51
   CVB Financial Corp. +                                         3,090      46
   Enterprise Financial Services Corp. +                           300       9
   Farmers Capital Bank Corp.                                      309      10
   First Bancorp of North Carolina +                               672      14
   First BanCorp of Puerto Rico +                                4,200      39
   First Busey Corp.                                               813      18
   First Charter Corp. +                                         1,562      38
   First Commonwealth Financial Corp. +                          4,280      55
   First Community Bancorp, Inc. of California +                 1,200      64
   First Community Bancshares, Inc. of Virginia +                  499      17
   First Financial Bancorp +                                     1,700      26
   First Financial Bankshares, Inc. +                            1,034      40
   First Financial Corp. of Indiana +                              766      25
   First Indiana Corp. +                                           675      17
   First Merchants Corp. +                                         938      23
   First Midwest Bancorp, Inc. of Illinois +                     2,900     108
   First Regional Bancorp of California * +                        447      13
   First Republic Bank of California +                           1,268      54
   First South Bancorp, Inc. of North Carolina +                   326      11
   First State Bancorporation of New Mexico +                      898      23
   FirstMerit Corp. +                                            4,600     106
   Flag Financial Corp. +                                          600      15
   FNB Corp. of Pennsylvania +                                   3,500      57
   FNB Corp. of Virginia +                                         430      15

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER
                                                               OF SHARES VALUE
-------------------------------------------------------------------------------
                                                                         (000S)
COMMON STOCKS - 99.4% - CONTINUED
Banks - 8.1% - (continued)
   Fremont General Corp. +                                       3,800    $ 54
   Frontier Financial Corp. +                                    1,653      68
   GB&T Bancshares, Inc. +                                         520      11
   Glacier Bancorp, Inc.                                         1,597      52
   Great Southern Bancorp, Inc. +                                  535      15
   Greater Bay Bancorp +                                         3,004      86
   Greene County Bancshares, Inc. +                                384      13
   Hancock Holding Co. +                                         1,552      80
   Hanmi Financial Corp. +                                       2,482      48
   Harleysville National Corp. +                                 1,548      32
   Heartland Financial USA, Inc. +                                 710      19
   Heritage Commerce Corp. +                                       562      13
   Horizon Financial Corp.                                         602      18
   IBERIABANK Corp.                                                463      27
   Independent Bank Corp. of Massachusetts +                       788      27
   Independent Bank Corp. of Michigan +                          1,508      38
   Integra Bank Corp. +                                            776      20
   Interchange Financial Services Corp. of New Jersey +          1,013      23
   International Bancshares Corp.                                2,400      68
   Intervest Bancshares Corp. * +                                  300      13
   Irwin Financial Corp. +                                       1,069      20
   ITLA Capital Corp.                                              324      17
   Lakeland Bancorp, Inc. +                                      1,098      16
   Lakeland Financial Corp. +                                      708      17
   Macatawa Bank Corp. +                                           978      23
   MainSource Financial Group, Inc. +                              587      10
   MB Financial, Inc.                                            1,693      63
   MBT Financial Corp. +                                           843      13
   Mercantile Bank Corp. +                                         381      15
   MetroCorp. Bancshares, Inc. +                                   200       6
   Mid-State Bancshares +                                        1,175      32
   Midwest Banc Holdings, Inc. +                                   772      19
   Nara Bancorp, Inc. +                                          1,413      26
   National Penn Bancshares, Inc. +                              2,410      49
   NBT Bancorp, Inc.                                             1,797      42
   Northern Empire Bancshares * +                                  315       7
   Old National Bancorp of Indiana +                             4,015      75
   Old Second Bancorp, Inc. +                                      722      22
   Omega Financial Corp. +                                         683      21
   Oriental Financial Group, Inc. +                              1,208      15
   Pacific Capital Bancorp                                       2,715      76
   Park National Corp. +                                           645      67
   Peoples Bancorp, Inc. of Ohio                                   547      17
   Pinnacle Financial Partners, Inc. * +                           700      25
   Placer Sierra Bancshares +                                      800      19
   Preferred Bank of California                                    325      18
   Premierwest Bancorp, +                                          630      10
   PrivateBancorp, Inc. +                                        1,100      49
   Prosperity Bancshares, Inc. +                                 1,567      55
   Provident Bankshares Corp.                                    2,001      75
   R & G Financial Corp., Class B +                              1,523      11
   Renasant Corp. +                                                863      26
   Republic Bancorp, Inc. of Kentucky, Class A                     385       8
   Republic Bancorp, Inc. of Michigan +                          4,428      57
   Royal Bancshares of Pennsylvania, Inc., Class A                 341       9
   S & T Bancorp, Inc. +                                         1,363      42
   Sandy Spring Bancorp, Inc. +                                    774      28
   Santander BanCorp                                               371       8
   SCBT Financial Corp. +                                          540      21
   Seacoast Banking Corp. of Florida +                             705      22
   Security Bank Corp. of Georgia                                  672      15
   Shore Bancshares, Inc. +                                        400      11
   Sierra Bancorp +                                                364      11
   Signature Bank of New York * +                                1,700      56
   Simmons First National Corp., Class A +                         776      22
   Smithtown Bancorp, Inc. +                                       300       8
   Southside Bancshares, Inc. +                                    714      18
   Southwest Bancorp, Inc. of Oklahoma +                           696      18
   State National Bancshares, Inc. +                               700      27
   Sterling Bancorp of New York +                                  970      19
   Sterling Bancshares, Inc. of Texas                            2,764      57
   Sterling Financial Corp. of Pennsylvania                      1,416      32
   Sterling Financial Corp. of Washington                        2,027      67
   Suffolk Bancorp +                                               552      19
   Summit Bancshares, Inc. of Texas                                500      14
   Sun Bancorp, Inc. of New Jersey * +                             657      12
   Superior Bancorp * +                                            692       8
   Susquehanna Bancshares, Inc. +                                2,835      69
   SVB Financial Group * +                                       2,046      92
   SY Bancorp, Inc. +                                              670      19
   Taylor Capital Group, Inc.                                      241       7
   Texas Capital Bancshares, Inc. * +                            1,200      24
   Texas Regional Bancshares, Inc., Class A +                    2,655     102
   Texas United Bancshares, Inc. +                                 400      13

EQUITY PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                    AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER
                                                               OF SHARES VALUE
 ------------------------------------------------------------------------------
                                                                         (000S)
 COMMON STOCKS - 99.4% - CONTINUED
 Banks - 8.1% - (continued)
    Tompkins Trustco, Inc. +                                       490   $   22
    Trico Bancshares +                                             642       16
    Trustco Bank Corp. of New York +                             4,078       45
    Trustmark Corp. +                                            2,500       79
    UCBH Holdings, Inc. +                                        5,565      101
    UMB Financial Corp. +                                        1,878       66
    Umpqua Holdings Corp. +                                      3,259       89
    Union Bankshares Corp. of Virginia +                           461       20
    United Bankshares, Inc. +                                    2,200       82
    United Community Banks, Inc. of Georgia                      1,730       54
    United Security Bancshares of California +                     300        7
    Univest Corp. of Pennsylvania +                                600       18
    USB Holding Co., Inc.                                          620       14
    USB Holdings Co., Inc.--Fractional Shares *                 50,000       --
    Vineyard National Bancorp                                      493       13
    Virginia Commerce Bancorp * +                                  796       18
    Virginia Financial Group, Inc.                                 433       19
    W. Holding Co., Inc. +                                       5,600       28
    Washington Trust Bancorp, Inc. +                               596       16
    WesBanco, Inc.                                               1,201       36
    West Bancorporation +                                          892       16
    West Coast Bancorp of Oregon +                                 825       25
    Westamerica Bancorporation +                                 1,908       91
    Western Alliance Bancorp * +                                   600       22
    Wilshire Bancorp, Inc. +                                     1,100       21
    Wintrust Financial Corp. +                                   1,399       70
    Yardville National Bancorp                                     472       17
 ------------------------------------------------------------------------------
                                                                          5,703
 ------------------------------------------------------------------------------
 Beverages - 0.1%
    Boston Beer Co., Inc., Class A * +                             496       16
    Coca-Cola Bottling Co. Consolidated +                          265       16
    Farmer Bros. Co. +                                             300        6
    Green Mountain Coffee Roasters, Inc. *                         200        8
    Jones Soda Co. *                                             1,500       11
    National Beverage Corp. +                                      300        4
    Peet's Coffee & Tea, Inc. * +                                  705       18
 ------------------------------------------------------------------------------
                                                                             79
 ------------------------------------------------------------------------------
 Biotechnology - 2.4%
    Advanced Magnetics, Inc. * +                                   500       18
    ADVENTRX Pharmaceuticals, Inc. * +                           2,400        9
    Affymetrix, Inc. * +                                         3,700       79
    Alexion Pharmaceuticals, Inc. * +                            1,836       69
    American Oriental Bioengineering, Inc. * +                   2,100       11
    Applera Corp. (Celera Genomics Group) * +                    4,548       63
    Arena Pharmaceuticals, Inc. * +                              2,830       35
    Ariad Pharmaceuticals, Inc. * +                              3,298       16
    Bio-Rad Laboratories, Inc., Class A * +                      1,000       73
    Biocryst Pharmaceuticals, Inc. * +                           1,400       14
    Cambrex Corp. +                                              1,329       30
    Cell Genesys, Inc. * +                                       2,456       12
    Coley Pharmaceutical Group, Inc. * +                           800        8
    Cotherix, Inc. * +                                             900        6
    Cytokinetics, Inc. * +                                       1,100        8
    DeCODE Genetics, Inc. * +                                    3,029       17
    Digene Corp. *                                               1,102       46
    Diversa Corp. * +                                            1,594       15
    Encysive Pharmaceuticals, Inc. * +                           3,467       15
    Enzo Biochem, Inc. * +                                       1,578       20
    Enzon Pharmaceuticals, Inc. *                                2,752       23
    Exelixis, Inc. * +                                           4,431       43
    Genitope Corp. * +                                           1,200        4
    Genomic Health, Inc. * +                                       500        7
    Geron Corp. * +                                              3,315       23
    GTX, Inc. * +                                                  500        5
    Hana Biosciences, Inc. * +                                   1,400       10
    Human Genome Sciences, Inc. * +                              7,500       84
    ICOS Corp. *                                                 3,800       93
    Illumina, Inc. * +                                           2,400       81
    Incyte Corp. * +                                             4,240       22
    Integra LifeSciences Holdings Corp. * +                      1,046       40
    InterMune, Inc. * +                                          1,566       27
    Keryx Biopharmaceuticals, Inc. *                             2,349       32
    Lexicon Genetics, Inc. *                                     3,390       14
    Lifecell Corp. * +                                           1,916       58
    Martek Biosciences Corp. * +                                 1,900       57
    Maxygen, Inc. *                                              1,284       11
    Metabasis Therapeutics, Inc. * +                               900        5
    Momenta Pharmaceuticals, Inc. * +                            1,100       18
    Monogram Biosciences, Inc. * +                               6,300       11
    Myogen, Inc. * +                                             2,420       84
    Myriad Genetics, Inc. * +                                    2,376       60
    Nektar Therapeutics * +                                      5,100       89
    Northfield Laboratories, Inc. * +                            1,229       13
    Novavax, Inc. * +                                            3,600       15

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER
                                                               OF SHARES VALUE
-------------------------------------------------------------------------------
                                                                         (000S)
COMMON STOCKS - 99.4% - CONTINUED
Biotechnology - 2.4% - (continued)
   Panacos Pharmaceuticals, Inc. * +                             2,400   $   14
   Peregrine Pharmaceuticals, Inc. * +                          10,400       14
   Regeneron Pharmaceuticals, Inc. * +                           2,331       37
   Sangamo BioSciences, Inc. * +                                 1,900       11
   Savient Pharmaceuticals, Inc. *                               3,310       22
   Sirna Therapeutics, Inc. * +                                  2,000       11
   SuperGen, Inc. * +                                            3,641       18
   Telik, Inc. * +                                               3,112       56
-------------------------------------------------------------------------------
                                                                          1,676
-------------------------------------------------------------------------------
Building Materials - 0.8%
   AAON, Inc.                                                      480       12
   Apogee Enterprises, Inc.                                      1,455       22
   Builders FirstSource, Inc. * +                                  700       10
   Comfort Systems USA, Inc. +                                   2,200       29
   Drew Industries, Inc. * +                                       980       25
   ElkCorp +                                                     1,226       34
   Genlyte Group, Inc. * +                                       1,284       84
   Goodman Global, Inc. * +                                      1,200       15
   Interline Brands, Inc. *                                      1,390       35
   LSI Industries, Inc. +                                        1,138       21
   NCI Building Systems, Inc. * +                                1,213       66
   PGT, Inc. * +                                                 1,000       15
   Simpson Manufacturing Co., Inc. +                             2,172       57
   Texas Industries, Inc. +                                      1,318       62
   Trex Co., Inc. * +                                              624       17
   U.S. Concrete, Inc. * +                                       1,600       10
   Universal Forest Products, Inc. +                             1,006       49
-------------------------------------------------------------------------------
                                                                            563
-------------------------------------------------------------------------------
Chemicals - 1.7%
   American Vanguard Corp. +                                       900       14
   Arch Chemicals, Inc. +                                        1,216       34
   Balchem Corp. +                                                 600       12
   CF Industries Holdings, Inc.                                  3,214       51
   Ferro Corp. +                                                 2,293       39
   Fuller (H.B.) Co. +                                           3,312       64
   Georgia Gulf Corp.                                            1,964       52
   Grace (W.R.) & Co. * +                                        3,834       39
   Hercules, Inc. *                                              6,274       98
   Innospec, Inc. +                                                730       20
   Kronos Worldwide, Inc. +                                        215        6
   MacDermid, Inc. +                                             1,558       45
   Minerals Technologies, Inc. +                                 1,206       63
   NewMarket Corp. +                                               975       60
   NL Industries, Inc. +                                           498        5
   Olin Corp.                                                    4,106       62
   OM Group, Inc. * +                                            1,634       65
   Omnova Solutions, Inc. * +                                    1,900       11
   Pioneer Cos., Inc. *                                            600       15
   PolyOne Corp. * +                                             5,056       44
   Rockwood Holdings, Inc. *                                     1,866       39
   Schulman (A.), Inc. +                                         1,554       37
   Sensient Technologies Corp.                                   2,573       52
   Spartech Corp. +                                              1,870       42
   Stepan Co.                                                      243        7
   Symyx Technologies, Inc. * +                                  1,830       42
   Terra Industries, Inc. * +                                    5,100       37
   Tronox, Inc., Class B                                         2,400       31
   UAP Holding Corp. +                                           2,700       56
   Zoltek Cos., Inc. * +                                           800       20
-------------------------------------------------------------------------------
                                                                          1,162
-------------------------------------------------------------------------------
Coal - 0.2%
   Alpha Natural Resources, Inc. *                               2,790       50
   International Coal Group, Inc. * +                            5,900       37
   James River Coal Co. * +                                        899       13
   Westmoreland Coal Co. *                                         300        7
-------------------------------------------------------------------------------
                                                                            107
-------------------------------------------------------------------------------
Commercial Services - 5.5%
   Aaron Rents, Inc. +                                           2,335       55
   ABM Industries, Inc.                                          2,233       40
   ACE Cash Express, Inc. * +                                      800       24
   Administaff, Inc.                                             1,298       45
   Advance America Cash Advance Centers, Inc.                    3,580       56
   Advisory Board (The) Co. * +                                  1,179       60
   Albany Molecular Research, Inc. *                             1,389       14
   Alderwoods Group, Inc. *                                      2,442       48
   AMN Healthcare Services, Inc. * +                             2,011       48
   Arbitron, Inc.                                                1,709       64
   Bankrate, Inc. * +                                              610       17
   Banta Corp.                                                   1,478       70
   Barrett Business Services * +                                   300        6
   BearingPoint, Inc. * +                                       10,100       84
   Bowne & Co., Inc. +                                           1,757       27
   Bright Horizons Family Solutions, Inc. * +                    1,588       63
   CBIZ, Inc. * +                                                3,321       26

EQUITY PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                    AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER
                                                               OF SHARES VALUE
-------------------------------------------------------------------------------
                                                                         (000S)
COMMON STOCKS - 99.4% - CONTINUED
Commercial Services - 5.5% - (continued)
   CDI Corp.                                                       664    $ 14
   Central Parking Corp. +                                         767      13
   Cenveo, Inc. * +                                              2,770      58
   Chemed Corp.                                                  1,448      57
   Clark, Inc. +                                                   905      12
   Clayton Holdings, Inc. * +                                      400       5
   Coinmach Service Corp., Class A                               1,200      12
   Coinstar, Inc. * +                                            1,411      37
   Compass Diversified Trust                                       600       9
   Consolidated Graphics, Inc. *                                   684      43
   Corinthian Colleges, Inc. *                                   5,000      61
   Cornell Cos., Inc. * +                                          500       9
   Corvel Corp. *                                                  257       8
   CoStar Group, Inc. * +                                          995      40
   CRA International, Inc. * +                                     609      27
   Cross Country Healthcare, Inc. * +                            1,713      28
   Deluxe Corp. +                                                2,900      52
   DeVry, Inc. * +                                               3,500      78
   Diamond Management & Technology Consultants, Inc. * +         1,500      14
   Dollar Financial Corp. *                                        600      11
   Dollar Thrifty Automotive Group * +                           1,427      61
   DynCorp International, Inc., Class A * +                      1,200      13
   Educate, Inc. * +                                               900       6
   Electro Rent Corp. * +                                          970      16
   Euronet Worldwide, Inc. * +                                   2,076      50
   Exponent, Inc. *                                                750      12
   First Advantage Corp., Class A * +                              432       9
   First Consulting Group, Inc. * +                              1,000       9
   Forrester Research, Inc. * +                                    675      20
   FTI Consulting, Inc. * +                                      2,319      52
   Gartner, Inc. * +                                             2,983      47
   Geo Group (The), Inc. * +                                       788      35
   Gevity HR, Inc. +                                             1,552      40
   Global Cash Access Holdings, Inc. *                           1,662      26
   H&E Equipment Services, Inc. * +                                800      21
   Healthcare Services Group +                                   1,427      32
   Healthspring, Inc. * +                                          900      18
   Heartland Payment Systems, Inc. +                               700      19
   Heidrick & Struggles International, Inc. * +                  1,054      37
   Home Solutions of America, Inc. * +                           2,200      12
   Hudson Highland Group, Inc. * +                               1,549      16
   Huron Consulting Group, Inc. *                                  944      36
   ICT Group, Inc. * +                                             300       9
   Integrated Electrical Services, Inc. * +                        800      13
   Interactive Data Corp. * +                                    1,800      35
   Jackson Hewitt Tax Service, Inc.                              2,100      66
   Kelly Services, Inc., Class A +                                 954      26
   Kendle International, Inc. * +                                  800      21
   Kenexa Corp. * +                                                915      23
   Kforce, Inc. * +                                              1,800      22
   Korn/Ferry International *                                    2,440      50
   Labor Ready, Inc. *                                           3,174      54
   Landauer, Inc.                                                  515      25
   LECG Corp. * +                                                1,200      20
   Live Nation, Inc. *                                           3,600      76
   MAXIMUS, Inc. +                                               1,250      33
   McGrath Rentcorp +                                            1,172      27
   Medifast, Inc. * +                                              700       8
   Midas, Inc. * +                                                 896      18
   Monro Muffler, Inc.                                             619      20
   Morningstar, Inc. * +                                           700      27
   MPS Group, Inc. * +                                           5,893      83
   Navigant Consulting, Inc. * +                                 2,434      48
   NCO Group, Inc. *                                             1,866      49
   Net 1 UEPS Technologies, Inc. * +                             2,600      63
   On Assignment, Inc. *                                         1,200      11
   Parexel International Corp. *                                 1,595      53
   PeopleSupport, Inc. * +                                         900      15
   PharmaNet Development Group, Inc. * +                         1,097      21
   PHH Corp. * +                                                 3,100      78
   PRA International * +                                           900      23
   Pre-Paid Legal Services, Inc. +                                 493      19
   Providence Service (The) Corp. * +                              694      17
   Rent-A-Center, Inc. * +                                       3,800     103
   Resources Connection, Inc. * +                                2,804      68
   Rewards Network, Inc. *                                       1,430       6
   Rollins, Inc. +                                               1,608      34
   Senomyx, Inc. * +                                             1,522      24
   Sotheby's +                                                   3,356      93
   Source Interlink Cos., Inc. * +                               2,123      23
   Spherion Corp. *                                              3,371      25
   Standard Parking Corp. * +                                      200       7
   Startek, Inc.                                                   588       7
   Stewart Enterprises, Inc., Class A +                          5,789      33

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 6 EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER
                                                               OF SHARES VALUE
-------------------------------------------------------------------------------
                                                                         (000S)
COMMON STOCKS - 99.4% - CONTINUED
Commercial Services - 5.5% - (continued)
   Strayer Education, Inc. +                                       858   $   90
   Team, Inc. *                                                    300        7
   TeleTech Holdings, Inc. *                                     1,925       29
   TNS, Inc. * +                                                 1,200       19
   Universal Technical Institute, Inc. * +                       1,300       24
   Valassis Communications, Inc. *                               2,800       55
   Vertrue, Inc. *                                                 408       17
   Viad Corp.                                                    1,200       43
   Volt Information Sciences, Inc. * +                             523       22
   Watson Wyatt Worldwide, Inc., Class A +                       2,529      100
   Wright Express Corp. * +                                      2,160       58
-------------------------------------------------------------------------------
                                                                          3,862
-------------------------------------------------------------------------------
Computers - 2.6%
   3D Systems Corp. * +                                            600       10
   Agilysys, Inc.                                                1,690       23
   Ansoft Corp. * +                                                808       19
   BISYS Group (The), Inc. * +                                   6,300       65
   Brocade Communications Systems, Inc. *                       14,900       92
   CACI International, Inc., Class A * +                         1,800       96
   CIBER, Inc. *                                                 3,085       20
   COMSYS IT Partners, Inc. * +                                    800       15
   Comtech Group, Inc. * +                                       1,000       11
   Covansys Corp. * +                                            1,700       29
   Echelon Corp. * +                                             1,727       15
   Electronics for Imaging, Inc. * +                             3,386       78
   Gateway, Inc. *                                              12,742       26
   Henry (Jack) & Associates, Inc. +                             4,607       88
   Hutchinson Technology, Inc. * +                               1,561       32
   iGate Corp. * +                                               1,109        5
   IHS, Inc., Class A *                                          1,207       36
   Imation Corp.                                                 2,000       79
   Integral Systems, Inc. of Maryland                              588       19
   Intergraph Corp. * +                                          1,655       62
   InterVoice, Inc. * +                                          2,253       16
   Kanbay International, Inc. * +                                1,700       32
   Komag, Inc. * +                                               1,730       62
   Kronos, Inc. *                                                1,788       55
   Magma Design Automation, Inc. *                               1,898       14
   Manhattan Associates, Inc. * +                                1,494       35
   Maxwell Technologies, Inc. * +                                  700       14
   McData Corp., Class A * +                                     8,900       38
   Mentor Graphics Corp. *                                       4,292       62
   Mercury Computer Systems, Inc. * +                            1,169       15
   Micros Systems, Inc. * +                                      2,233      107
   Mobility Electronics, Inc. * +                                1,500       10
   MTS Systems Corp. +                                           1,026       35
   Ness Technologies, Inc. *                                     1,300       15
   Netscout Systems, Inc. *                                      1,559       11
   Palm, Inc. * +                                                5,028       73
   Perot Systems Corp., Class A * +                              4,542       65
   Quantum Corp. *                                               9,796       22
   Rackable Systems, Inc. * +                                    1,600       44
   Radiant Systems, Inc. * +                                     1,200       13
   Radisys Corp. *                                               1,097       26
   SI International, Inc. * +                                      600       17
   Sigma Designs, Inc. * +                                       1,500       21
   Silicon Storage Technology, Inc. * +                          4,571       19
   SRA International, Inc., Class A * +                          2,100       59
   Stratasys, Inc. * +                                             630       15
   SYKES Enterprises, Inc. *                                     1,490       30
   Synaptics, Inc. * +                                           1,506       38
   Syntel, Inc. +                                                  530       12
   Talx Corp. +                                                  1,839       45
   Tyler Technologies, Inc. * +                                  1,857       24
-------------------------------------------------------------------------------
                                                                          1,864
-------------------------------------------------------------------------------
Cosmetics/Personal Care - 0.1%
   Chattem, Inc. * +                                             1,032       36
   Elizabeth Arden, Inc. *                                       1,410       20
   Inter Parfums, Inc.                                             300        5
   Parlux Fragrances, Inc. * +                                     860        5
   Revlon, Inc., Class A *                                       7,400       10
-------------------------------------------------------------------------------
                                                                             76
-------------------------------------------------------------------------------
Distribution/Wholesale - 0.9%
   Aviall, Inc. *                                                1,964       94
   Beacon Roofing Supply, Inc. * +                               2,550       47
   BlueLinx Holdings, Inc. +                                       573        6
   Brightpoint, Inc. *                                           2,820       47
   Building Material Holding Corp. +                             1,708       45
   Central European Distribution Corp. * +                       1,846       42
   Core-Mark Holding Co., Inc. * +                                 500       16
   Directed Electronics, Inc. *                                    400        6
   LKQ Corp. * +                                                 2,338       49
   MWI Veterinary Supply, Inc. * +                                 239        8
   NuCo2, Inc. * +                                                 800       22

EQUITY PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                    AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER
                                                               OF SHARES VALUE
-------------------------------------------------------------------------------
                                                                         (000S)
COMMON STOCKS - 99.4% - CONTINUED
Distribution/Wholesale - 0.9% - (continued)
   Owens & Minor, Inc.                                           2,069   $   66
   Scansource, Inc. * +                                          1,334       41
   United Stationers, Inc. *                                     1,818       83
   Watsco, Inc. +                                                1,640       72
-------------------------------------------------------------------------------
                                                                            644
-------------------------------------------------------------------------------
Diversified Financial Services - 1.8%
   Accredited Home Lenders Holding Co. * +                       1,078       34
   Advanta Corp., Class B +                                      1,176       40
   Asset Acceptance Capital Corp. *                                800       12
   Asta Funding, Inc. +                                            710       23
   Calamos Asset Management, Inc., Class A +                     1,354       35
   CharterMac                                                    2,715       55
   Cityscape Financial Corp. *                                   2,500       --
   Cohen & Steers, Inc. +                                          600       17
   CompuCredit Corp. * +                                         1,222       36
   Cowen Group, Inc. * +                                           129        2
   Credit Acceptance Corp. * +                                     500       14
   Doral Financial Corp. +                                       5,400       27
   eSpeed, Inc., Class A * +                                     1,068        9
   Federal Agricultural Mortgage Corp., Class C +                  621       17
   Financial Federal Corp. +                                     1,359       35
   Friedman Billings Ramsey Group, Inc., Class A +               8,200       68
   GAMCO Investors, Inc., Class A +                                416       16
   GFI Group, Inc. * +                                             701       32
   Greenhill & Co., Inc.                                         1,000       55
   International Securities Exchange, Inc. +                     2,200       94
   Knight Capital Group, Inc., Class A *                         6,021      105
   LaBranche & Co., Inc. * +                                     3,100       26
   MarketAxess Holdings, Inc. * +                                1,300       12
   Marlin Business Services Corp. * +                              535       12
   National Financial Partners Corp. +                           2,200       81
   Ocwen Financial Corp. * +                                     2,159       32
   optionsXpress Holdings, Inc. +                                1,300       34
   Penson Worldwide, Inc. * +                                      300        6
   Piper Jaffray Cos. * +                                        1,228       72
   Portfolio Recovery Associates, Inc. * +                         922       37
   Sanders Morris Harris Group, Inc. +                             639        9
   Stifel Financial Corp. * +                                      600       19
   SWS Group, Inc.                                                 748       18
   Thomas Weisel Partners Group, Inc. * +                          600        9
   TradeStation Group, Inc. * +                                  1,627       24
   United PanAm Financial Corp. *                                  457        8
   Waddell & Reed Financial, Inc., Class A +                     4,900      114
   World Acceptance Corp. * +                                    1,093       44
-------------------------------------------------------------------------------
                                                                          1,283
-------------------------------------------------------------------------------
Electric - 1.8%
   Allete, Inc. +                                                1,300       60
   Aquila, Inc. * +                                             20,089       92
   Avista Corp. +                                                2,889       70
   Black Hills Corp. +                                           1,910       67
   CH Energy Group, Inc.                                           811       40
   Cleco Corp. +                                                 3,019       75
   Duquesne Light Holdings, Inc. +                               5,398      106
   El Paso Electric Co. * +                                      2,543       61
   Empire District Electric (The) Co.                            1,459       33
   Idacorp, Inc. +                                               2,458       94
   ITC Holdings Corp. +                                            600       20
   MGE Energy, Inc. +                                            1,046       35
   NorthWestern Corp.                                            2,700       94
   Ormat Technologies, Inc. +                                      346       13
   Otter Tail Corp. +                                            1,537       46
   Pike Electric Corp. * +                                         800       14
   PNM Resources, Inc. +                                         3,600      103
   PNM Resources, Inc.--Fractional Shares *                     50,000       --
   Portland General Electric Co. +                               1,300       33
   UIL Holdings Corp. +                                          1,301       48
   Unisource Energy Corp. +                                      2,077       72
   Westar Energy, Inc.                                           4,500      110
-------------------------------------------------------------------------------
                                                                          1,286
-------------------------------------------------------------------------------
Electrical Components & Equipment - 1.1%
   Advanced Energy Industries, Inc. *                            1,749       25
   American Superconductor Corp. * +                             1,700       17
   Belden CDT, Inc. +                                            2,481       89
   Capstone Turbine Corp. * +                                    5,000       10
   China BAK Battery, Inc. *                                     1,506       10
   Color Kinetics, Inc. * +                                        700       12
   Encore Wire Corp. * +                                         1,389       52
   Energy Conversion Devices, Inc. * +                           2,227       78
   EnerSys *                                                     2,500       44
   General Cable Corp. * +                                       2,914      112
   GrafTech International Ltd. *                                 5,334       29
   Greatbatch, Inc. * +                                          1,429       35
   Insteel Industries, Inc. +                                      800       17
   Intermagnetics General Corp. *                                2,454       67

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 8 EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER
                                                               OF SHARES VALUE
-------------------------------------------------------------------------------
                                                                         (000S)
COMMON STOCKS - 99.4% - CONTINUED
Electrical Components & Equipment - 1.1% - (continued)
   Lamson & Sessions (The) Co. * +                                 800   $   20
   Littelfuse, Inc. * +                                          1,363       49
   Medis Technologies Ltd. * +                                   1,136       23
   Powell Industries, Inc. * +                                     352        8
   Power-One, Inc. * +                                           4,052       27
   Superior Essex, Inc. * +                                      1,100       39
   Universal Display Corp. * +                                   1,301       14
   Vicor Corp. +                                                   994       12
-------------------------------------------------------------------------------
                                                                            789
-------------------------------------------------------------------------------
Electronics - 2.6%
   American Science & Engineering, Inc. * +                        566       26
   Analogic Corp. +                                                818       47
   Badger Meter, Inc. +                                            700       18
   Bel Fuse, Inc., Class B +                                       622       23
   Benchmark Electronics, Inc. * +                               3,591       90
   Brady Corp., Class A +                                        2,446       93
   Checkpoint Systems, Inc. * +                                  2,094       38
   Cogent, Inc. * +                                              2,298       33
   Coherent, Inc. * +                                            1,818       66
   CTS Corp. +                                                   1,856       27
   Cubic Corp.                                                     775       16
   Cymer, Inc. * +                                               2,222       91
   Daktronics, Inc. +                                            2,206       46
   Dionex Corp. * +                                              1,009       51
   Eagle Test Systems, Inc. * +                                    300        5
   Electro Scientific Industries, Inc. * +                       1,466       29
   Excel Technology, Inc. *                                        693       20
   FEI Co. * +                                                   1,376       29
   Flir Systems, Inc. * +                                        4,000      111
   II-VI, Inc. * +                                               1,328       28
   International DisplayWorks, Inc. * +                          2,200       13
   Ionatron, Inc. * +                                            1,720       11
   Itron, Inc. * +                                               1,413       79
   Kemet Corp. * +                                               4,733       39
   L-1 Identity Solutions, Inc. *                                3,912       59
   LoJack Corp. * +                                              1,200       25
   Measurement Specialties, Inc. * +                               700       14
   Methode Electronics, Inc. +                                   1,845       15
   Metrologic Instruments, Inc. * +                                672       11
   Molecular Devices Corp. * +                                   1,018       24
   Multi-Fineline Electronix, Inc. * +                             500       11
   OSI Systems, Inc. *                                             708       14
   OYO Geospace Corp. *                                            300       18
   Park Electrochemical Corp. +                                  1,055       28
   Paxar Corp. * +                                               2,117       41
   Photon Dynamics, Inc. * +                                     1,245       17
   Plexus Corp. *                                                2,592       51
   RAE Systems, Inc. * +                                         1,700        5
   Rofin-Sinar Technologies, Inc. * +                              859       47
   Rogers Corp. *                                                  984       57
   Sonic Solutions, Inc. * +                                     1,375       21
   Taser International, Inc. *                                   3,382       26
   Technitrol, Inc. +                                            2,411       68
   TTM Technologies, Inc. * +                                    2,205       28
   Varian, Inc. *                                                1,612       75
   Watts Water Technologies, Inc., Class A +                     1,579       49
   Woodward Governor Co.                                         1,566       53
   X-Rite, Inc. +                                                1,238       11
   Zygo Corp. * +                                                  900       12
-------------------------------------------------------------------------------
                                                                          1,809
-------------------------------------------------------------------------------
Energy - Alternate Sources - 0.4%
   Evergreen Solar, Inc. * +                                     3,800       39
   FuelCell Energy, Inc. * +                                     3,129       31
   Headwaters, Inc. * +                                          2,447       54
   KFX, Inc. * +                                                 3,826       61
   MGP Ingredients, Inc. +                                         600       15
   Pacific Ethanol, Inc. * +                                     1,200       22
   Plug Power, Inc. * +                                          3,556       17
   Quantum Fuel Systems Technologies Worldwide, Inc. * +         3,000        9
   Sunpower Corp., Class A * +                                     669       21
   Syntroleum Corp. * +                                          2,135       10
-------------------------------------------------------------------------------
                                                                            279
-------------------------------------------------------------------------------
Engineering & Construction - 0.7%
   Dycom Industries, Inc. *                                      2,358       48
   EMCOR Group, Inc. * +                                         1,786       99
   ENGlobal Corp. * +                                              700        5
   Granite Construction, Inc.                                    2,038      109
   Infrasource Services, Inc. * +                                1,395       24
   Insituform Technologies, Inc., Class A * +                    1,718       39
   Layne Christensen Co. * +                                       600       18
   Perini Corp. * +                                              1,158       28
   Sterling Construction Co., Inc. * +                             500       10

EQUITY PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                    AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER OF
                                                                SHARES   VALUE
-------------------------------------------------------------------------------
                                                                         (000S)
COMMON STOCKS - 99.4% - CONTINUED
Engineering & Construction - 0.7% - (continued)
   Washington Group International, Inc.                          1,635    $ 97
-------------------------------------------------------------------------------
                                                                           477
-------------------------------------------------------------------------------
Entertainment - 0.7%
   Bally Technologies, Inc. * +                                  2,761      43
   Bluegreen Corp. * +                                           1,100      13
   Carmike Cinemas, Inc. +                                         900      17
   Century Casinos, Inc. * +                                       900       9
   Churchill Downs, Inc. +                                         393      16
   Dover Downs Gaming & Entertainment, Inc. +                      917      12
   Great Wolf Resorts, Inc. * +                                  1,490      18
   Isle of Capri Casinos, Inc. * +                                 977      20
   Lakes Entertainment, Inc. * +                                 1,100      11
   Macrovision Corp. * +                                         2,752      64
   Magna Entertainment Corp., Class A *                          2,091       9
   Pinnacle Entertainment, Inc. *                                2,629      68
   Progressive Gaming International Corp. * +                    2,019      15
   Shuffle Master, Inc. * +                                      2,009      56
   Six Flags, Inc. * +                                           4,236      22
   Speedway Motorsports, Inc. +                                    862      32
   Steinway Musical Instruments * +                                372      10
   Vail Resorts, Inc. *                                          1,710      64
-------------------------------------------------------------------------------
                                                                           499
-------------------------------------------------------------------------------
Environmental Control - 0.7%
   Aleris International, Inc. *                                  1,700      87
   American Ecology Corp. +                                        800      15
   Calgon Carbon Corp. * +                                       1,939       9
   Casella Waste Systems, Inc., Class A * +                      1,168      14
   Clean Harbors, Inc. * +                                         900      38
   Darling International, Inc. *                                 3,446      14
   Metal Management, Inc.                                        1,500      38
   Mine Safety Appliances Co. +                                  1,578      56
   Rentech, Inc. * +                                             7,200      38
   Synagro Technologies, Inc. +                                  2,700      11
   Tetra Tech, Inc. *                                            3,408      56
   Waste Connections, Inc. * +                                   2,603      96
   Waste Industries USA, Inc.                                      300       7
   Waste Services, Inc. * +                                      1,333      13
-------------------------------------------------------------------------------
                                                                           492
-------------------------------------------------------------------------------
Food - 1.4%
   Arden Group, Inc., Class A                                       43       5
   Chiquita Brands International, Inc. +                         2,554      43
   Diamond Foods, Inc. +                                           732      11
   Flowers Foods, Inc. +                                         2,900      79
   Gold Kist, Inc. *                                             2,971      60
   Great Atlantic & Pacific Tea Co. +                            1,149      26
   Hain Celestial Group, Inc. * +                                1,961      46
   Imperial Sugar Co. +                                            700      21
   Ingles Markets, Inc., Class A +                                 573      15
   J & J Snack Foods Corp. +                                       700      22
   Lance, Inc.                                                   1,577      36
   M & F Worldwide Corp. * +                                       539       9
   Nash Finch Co. +                                                955      22
   Pathmark Stores, Inc. * +                                     2,649      26
   Performance Food Group Co. * +                                2,093      51
   Pilgrims Pride Corp. +                                        2,300      56
   Premium Standard Farms, Inc. +                                  589      10
   Ralcorp Holdings, Inc. *                                      1,568      78
   Ruddick Corp. +                                               2,088      54
   Sanderson Farms, Inc. +                                         971      30
   Seaboard Corp.                                                   18      25
   Spartan Stores, Inc.                                          1,100      20
   Tootsie Roll Industries, Inc. +                               1,839      53
   TreeHouse Foods, Inc. *                                       1,600      41
   United Natural Foods, Inc. * +                                2,446      71
   Village Super Market, Class A                                   100       7
   Weis Markets, Inc.                                              659      26
   Wild Oats Markets, Inc. * +                                   1,656      27
-------------------------------------------------------------------------------
                                                                           970
-------------------------------------------------------------------------------
Forest Products & Paper - 0.6%
   Bowater, Inc. +                                               3,200      73
   Buckeye Technologies, Inc. * +                                1,726      14
   Caraustar Industries, Inc. * +                                1,741      13
   Deltic Timber Corp. +                                           553      26
   Glatfelter +                                                  2,339      34
   Longview Fibre Co.                                            3,888      81
   Mercer International, Inc. * +                                1,700      16
   Neenah Paper, Inc. +                                            800      27
   Potlatch Corp.                                                2,179      83
   Rock-Tenn Co., Class A                                        1,591      31
   Schweitzer-Mauduit International, Inc.                          816      16
   Wausau Paper Corp. +                                          2,158      29
   Xerium Technologies, Inc. +                                     800       9
-------------------------------------------------------------------------------
                                                                           452
-------------------------------------------------------------------------------

             NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 10 EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER
                                                               OF SHARES VALUE
-------------------------------------------------------------------------------
                                                                         (000S)
COMMON STOCKS - 99.4% - CONTINUED
Gas - 1.0%
   Cascade Natural Gas Corp.                                       678    $ 17
   EnergySouth, Inc. +                                             439      15
   Laclede Group (The), Inc. +                                   1,071      35
   New Jersey Resources Corp.                                    1,606      80
   Nicor, Inc. +                                                 2,600     114
   Northwest Natural Gas Co. +                                   1,422      55
   Peoples Energy Corp.                                          2,298      97
   Piedmont Natural Gas Co., Inc. +                              4,000     104
   South Jersey Industries, Inc. +                               1,462      42
   Southwest Gas Corp.                                           2,320      78
   WGL Holdings, Inc. +                                          2,500      78
-------------------------------------------------------------------------------
                                                                           715
-------------------------------------------------------------------------------
Hand/Machine Tools - 0.3%
   Baldor Electric Co. +                                         1,918      57
   Franklin Electric Co., Inc. +                                 1,172      57
   Raser Technologies, Inc. * +                                    900       3
   Regal-Beloit Corp. +                                          1,651      71
-------------------------------------------------------------------------------
                                                                           188
-------------------------------------------------------------------------------
Healthcare - Products - 3.3%
   Abaxis, Inc. * +                                              1,300      31
   Abiomed, Inc. *                                               1,200      18
   Adeza Biomedical Corp. * +                                      700      12
   Align Technology, Inc. * +                                    3,431      21
   American Medical Systems Holdings, Inc. * +                   4,020      71
   Angiodynamics, Inc. * +                                         647      12
   Arrow International, Inc. +                                   1,101      36
   Arthrocare Corp. * +                                          1,577      72
   Aspect Medical Systems, Inc. * +                                855      17
   Biosite, Inc. * +                                             1,040      46
   Bruker BioSciences Corp. * +                                  1,688      12
   Candela Corp. *                                               1,514      16
   Cepheid, Inc. * +                                             2,742      22
   Cerus Corp. * +                                               1,300       8
   Conceptus, Inc. * +                                           1,100      19
   Conmed Corp. * +                                              1,623      33
   Cyberonics, Inc. * +                                          1,331      22
   Datascope Corp. +                                               690      23
   DexCom, Inc. * +                                              1,100      14
   DJO, Inc. * +                                                 1,204      46
   Encore Medical Corp. *                                        2,900      19
   ev3, Inc. * +                                                   783      12
   Foxhollow Technologies, Inc. *                                1,000      31
   Haemonetics Corp. of Massachusetts *                          1,580      74
   HealthTronics, Inc. * +                                       1,800      12
   Hologic, Inc. *                                               2,929     126
   ICU Medical, Inc. *                                             759      33
   Immucor, Inc. * +                                             3,964      82
   Intralase Corp. * +                                           1,367      26
   Invacare Corp.                                                1,636      38
   Inverness Medical Innovations, Inc. * +                       1,531      52
   IRIS International, Inc. * +                                    900       9
   Kensey Nash Corp. *                                             579      16
   Kyphon, Inc. * +                                              2,470      89
   LCA-Vision, Inc. +                                            1,200      53
   Luminex Corp. *                                               1,695      32
   Medical Action Industries, Inc. *                               400      10
   Mentor Corp. +                                                2,122     103
   Merge Technologies, Inc. * +                                  1,366      10
   Meridian Bioscience, Inc. +                                   1,050      25
   Merit Medical Systems, Inc. * +                               1,438      20
   Natus Medical, Inc. * +                                         800      10
   Neurometrix, Inc. * +                                           800      22
   Northstar Neuroscience, Inc. * +                                400       5
   NuVasive, Inc. *                                              1,700      35
   NxStage Medical, Inc. * +                                       500       5
   Oakley, Inc. +                                                1,262      21
   OraSure Technologies, Inc. * +                                2,450      17
   Palomar Medical Technologies, Inc. * +                        1,000      40
   PolyMedica Corp. +                                            1,392      56
   PSS World Medical, Inc. * +                                   3,814      74
   Quidel Corp. * +                                              1,500      17
   Sirona Dental Systems, Inc. +                                 1,000      30
   Solexa, Inc. * +                                              1,100      10
   SonoSite, Inc. * +                                            1,020      32
   Spectranetics Corp. * +                                       1,500      16
   Stereotaxis, Inc. * +                                         1,097      12
   STERIS Corp.                                                  3,900      93
   SurModics, Inc. * +                                             929      32
   Symmetry Medical, Inc. *                                      1,820      25
   Thermogenesis Corp. * +                                       2,700      11
   Thoratec Corp. *                                              3,272      48
   TriPath Imaging, Inc. * +                                     1,829      16
   Ventana Medical Systems, Inc. * +                             1,644      77
   Viasys Healthcare, Inc. *                                     1,744      46

EQUITY PORTFOLIOS 11 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                    AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER
                                                               OF SHARES VALUE
-------------------------------------------------------------------------------
                                                                         (000S)
COMMON STOCKS - 99.4% - CONTINUED
Healthcare - Products - 3.3% - (continued)
   Visicu, Inc. * +                                                300   $    4
   Vital Images, Inc. *                                            700       21
   Vital Signs, Inc.                                               282       15
   West Pharmaceutical Services, Inc. +                          1,704       68
   Wright Medical Group, Inc. * +                                1,798       41
   Young Innovations, Inc. +                                       308       11
   Zoll Medical Corp. *                                            666       25
-------------------------------------------------------------------------------
                                                                          2,358
-------------------------------------------------------------------------------
Healthcare - Services - 1.7%
   Air Methods Corp. *                                             700       16
   Alliance Imaging, Inc. * +                                    1,000        7
   Amedisys, Inc. *                                                981       40
   AMERIGROUP Corp. * +                                          2,800       88
   Amsurg Corp. * +                                              1,645       40
   Apria Healthcare Group, Inc. * +                              2,600       53
   Bio-Reference Labs, Inc. * +                                    704       16
   Capital Senior Living Corp. * +                                 900        9
   Centene Corp. * +                                             2,558       40
   Emeritus Corp. * +                                              200        4
   Five Star Quality Care, Inc. * +                              1,600       16
   Genesis HealthCare Corp. * +                                  1,200       55
   Gentiva Health Services, Inc. * +                             1,394       25
   Healthways, Inc. * +                                          1,980      102
   Horizon Health Corp. * +                                        900       12
   Hythiam, Inc. * +                                             1,200        7
   Kindred Healthcare, Inc. *                                    1,962       61
   LHC Group, Inc. *                                               497       12
   Magellan Health Services, Inc. * +                            2,100      101
   Matria Healthcare, Inc. * +                                   1,284       35
   Medcath Corp. * +                                               500       14
   Molina Healthcare, Inc. *                                       600       22
   National Healthcare Corp. +                                     386       19
   Nighthawk Radiology Holdings, Inc. *                            200        3
   Odyssey HealthCare, Inc. *                                    1,839       30
   Option Care, Inc. +                                           1,473       19
   Psychiatric Solutions, Inc. *                                 3,000       96
   Radiation Therapy Services, Inc. * +                            600       17
   RehabCare Group, Inc. * +                                       821       12
   Res-Care, Inc. *                                              1,100       22
   Sun Healthcare Group, Inc. *                                  1,100       12
   Sunrise Senior Living, Inc. * +                               2,440       72
   Symbion, Inc. * +                                               900       21
   United Surgical Partners International, Inc. * +              2,492       70
   VistaCare, Inc., Class A * +                                    623        8
-------------------------------------------------------------------------------
                                                                          1,176
-------------------------------------------------------------------------------
Holding Companies - Diversified - 0.0%
   Resource America, Inc., Class A +                               927       19
   Star Maritime Acquisition Corp. * +                             800        8
-------------------------------------------------------------------------------
                                                                             27
-------------------------------------------------------------------------------
Home Builders - 0.6%
   Brookfield Homes Corp. +                                        721       17
   Cavco Industries, Inc. * +                                      300       10
   Champion Enterprises, Inc. * +                                4,454       30
   Fleetwood Enterprises, Inc. * +                               3,303       23
   Hovnanian Enterprises, Inc., Class A * +                      2,900       77
   Levitt Corp., Class A +                                         896       11
   M/I Homes, Inc.                                                 774       25
   Meritage Homes Corp. * +                                      1,300       53
   Monaco Coach Corp.                                            1,493       16
   Orleans Homebuilders, Inc. +                                    200        3
   Palm Harbor Homes, Inc. * +                                     591        9
   Skyline Corp. +                                                 408       16
   Technical Olympic USA, Inc.                                     962       12
   WCI Communities, Inc. * +                                     1,966       30
   Williams Scotsman International, Inc. * +                     1,725       36
   Winnebago Industries, Inc. +                                  1,872       55
-------------------------------------------------------------------------------
                                                                            423
-------------------------------------------------------------------------------
Home Furnishings - 0.5%
   American Woodmark Corp. +                                       738       23
   Audiovox Corp., Class A * +                                     937       14
   DTS, Inc. * +                                                   900       16
   Ethan Allen Interiors, Inc. +                                 1,900       64
   Furniture Brands International, Inc.                          2,700       52
   Hooker Furniture Corp.                                          504        7
   Kimball International, Inc., Class B +                        1,289       23
   La-Z-Boy, Inc. +                                              3,000       42
   Sealy Corp.                                                   1,000       14
   Stanley Furniture Co., Inc. +                                   696       17
   Tempur-Pedic International, Inc. * +                          2,600       42
   TiVo, Inc. *                                                  4,433       37
   Universal Electronics, Inc. * +                                 791       14
-------------------------------------------------------------------------------
                                                                            365
-------------------------------------------------------------------------------
Household Products/Wares - 0.9%
   ACCO Brands Corp. *                                           2,400       52

             NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 12 EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   SMALL COMPANY INDEX PORTFOLIO (continued)

                                                               NUMBER
                                                              OF SHARES VALUE
------------------------------------------------------------------------------
                                                                        (000S)
COMMON STOCKS - 99.4% - CONTINUED
Household Products/Wares - 0.9% - (continued)
   American Greetings Corp., Class A +                          3,100   $   76
   Blyth, Inc. +                                                1,500       32
   Central Garden and Pet Co. * +                               1,249       55
   CNS, Inc. +                                                    834       24
   CSS Industries, Inc. +                                         342       10
   Ennis, Inc.                                                  1,332       28
   Fossil, Inc. * +                                             2,600       49
   Harland (John H.) Co. +                                      1,584       59
   Playtex Products, Inc. * +                                   2,775       36
   Prestige Brands Holdings, Inc. * +                           1,700       17
   Russ Berrie & Co., Inc. *                                      547        8
   Spectrum Brands, Inc. * +                                    1,900       15
   Standard Register (The) Co.                                    784       10
   Tupperware Brands Corp. +                                    3,545       64
   WD-40 Co.                                                      834       29
   Yankee Candle Co., Inc. +                                    2,338       60
------------------------------------------------------------------------------
                                                                           624
------------------------------------------------------------------------------
Housewares - 0.0%
   Lifetime Brands, Inc. +                                        536       11
   National Presto Industries, Inc.                               250       13
------------------------------------------------------------------------------
                                                                            24
------------------------------------------------------------------------------
Insurance - 2.6%
   21st Century Insurance Group +                               1,530       23
   Affirmative Insurance Holdings, Inc. +                         400        6
   Alfa Corp. +                                                 1,620       27
   American Equity Investment Life Holding Co. +                3,400       39
   American Physicians Capital, Inc. *                            404       20
   Argonaut Group, Inc. *                                       1,798       55
   Baldwin & Lyons, Inc., Class B                                 418       10
   Bristol West Holdings, Inc. +                                  800       12
   Capital Title Group, Inc.                                    1,100        9
   CNA Surety Corp. * +                                           877       17
   Commerce Group, Inc.                                         3,200       95
   Crawford & Co., Class B +                                    1,000        8
   Delphi Financial Group, Inc., Class A +                      2,457       96
   Direct General Corp. +                                         900       12
   Donegal Group, Inc., Class A +                                 798       15
   EMC Insurance Group, Inc. +                                    256        7
   Enstar Group, Inc. * +                                         152       14
   FBL Financial Group, Inc., Class A                             703       23
   First Acceptance Corp. * +                                     605        7
   FPIC Insurance Group, Inc. * +                                 500       21
   Great American Financial Resources, Inc. +                     550       12
   Harleysville Group, Inc.                                       697       25
   Hilb, Rogal & Hobbs Co. +                                    2,091       90
   Horace Mann Educators Corp. +                                2,329       43
   Independence Holding Co. +                                     434        9
   Infinity Property & Casualty Corp. +                         1,307       50
   James River Group, Inc. *                                      369       10
   Kansas City Life Insurance Co. +                               300       13
   LandAmerica Financial Group, Inc. +                          1,037       66
   Meadowbrook Insurance Group, Inc. *                          1,100       11
   Midland (The) Co. +                                            607       25
   National Interstate Corp. +                                    800       22
   National Western Life Insurance Co., Class A                   103       24
   Navigators Group, Inc. * +                                     688       32
   NYMAGIC, Inc. +                                                200        6
   Odyssey Re Holdings Corp. +                                    635       19
   Ohio Casualty Corp. +                                        3,758       98
   Phoenix Companies (The), Inc. +                              6,460       95
   PMA Capital Corp., Class A * +                               1,624       15
   Presidential Life Corp. +                                    1,079       25
   ProAssurance Corp. * +                                       1,822       92
   RLI Corp. +                                                  1,338       65
   Safety Insurance Group, Inc. +                                 855       44
   SCPIE Holdings, Inc. * +                                       500       12
   SeaBright Insurance Holdings, Inc. * +                       1,155       15
   Selective Insurance Group, Inc.                              1,610       84
   State Auto Financial Corp. +                                   757       24
   Stewart Information Services Corp.                           1,057       36
   Tower Group, Inc. +                                          1,000       29
   Triad Guaranty, Inc. * +                                       613       31
   United Fire & Casualty Co. +                                 1,252       35
   Universal American Financial Corp. * +                       1,875       29
   USI Holdings Corp. * +                                       2,346       31
   Zenith National Insurance Corp. +                            2,191       83
------------------------------------------------------------------------------
                                                                         1,816
------------------------------------------------------------------------------
Internet - 3.6%
   1-800-FLOWERS.COM, Inc., Class A * +                         1,426        7
   24/7 Real Media, Inc. * +                                    2,800       25
   Access Integrated Technologies, Inc., Class A * +              500        5
   Agile Software Corp. *                                       2,957       17
   aQuantive, Inc. * +                                          4,228      105
   Ariba, Inc. *                                                3,968       33

EQUITY PORTFOLIOS 13 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                    AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER
                                                              OF SHARES VALUE
------------------------------------------------------------------------------
                                                                        (000S)
COMMON STOCKS - 99.4% - CONTINUED
Internet - 3.6% - (continued)
   Art Technology Group, Inc. * +                               5,600   $   15
   At Road, Inc. * +                                            3,140       15
   Audible, Inc. * +                                            1,300       10
   Avocent Corp. * +                                            2,853       86
   Blue Coat Systems, Inc. * +                                    900       15
   Blue Nile, Inc. * +                                            858       30
   Chordiant Software, Inc. * +                                 3,800       10
   Click Commerce, Inc. * +                                       641       12
   CMGI, Inc. * +                                              25,762       29
   CNET Networks, Inc. * +                                      8,146       77
   Cogent Communications Group, Inc. *                          1,000        9
   Covad Communications Group, Inc. * +                        15,300       23
   CyberSource Corp. * +                                        1,600       18
   DealerTrack Holdings, Inc. *                                   500       11
   Digital Insight Corp. * +                                    2,030       53
   Digital River, Inc. * +                                      2,272      110
   Digitas, Inc. * +                                            5,279       47
   Drugstore.com, Inc. * +                                      3,607       12
   Earthlink, Inc. * +                                          7,806       57
   eCollege.com, Inc. * +                                         975       12
   Equinix, Inc. * +                                            1,500       87
   eResearch Technology, Inc. * +                               2,600       23
   FTD Group, Inc. * +                                            720       11
   GSI Commerce, Inc. * +                                       2,097       28
   Harris Interactive, Inc. *                                   3,177       18
   i2 Technologies, Inc. * +                                      700       11
   Infospace, Inc. *                                            1,898       42
   Internap Network Services Corp. * +                          1,530       18
   Internet Capital Group, Inc. * +                             2,100       19
   Internet Security Systems, Inc. * +                          2,088       58
   Interwoven, Inc. * +                                         2,115       23
   iPass, Inc. * +                                              3,300       15
   j2 Global Communications, Inc. * +                           2,866       72
   Jupitermedia Corp. * +                                       1,000        7
   Knot, Inc. (The) * +                                           700       12
   Lionbridge Technologies * +                                  3,005       21
   Liquidity Services, Inc. * +                                   600        7
   Move, Inc. * +                                               5,756       26
   NetBank, Inc. +                                              2,313       14
   NetFlix, Inc. * +                                            2,300       46
   Netratings, Inc. *                                             702       11
   NIC, Inc. *                                                  1,934       10
   Online Resources Corp. *                                     1,200       13
   Openwave Systems, Inc. * +                                   5,165       42
   Opsware, Inc. * +                                            4,344       31
   Overstock.com, Inc. * +                                        664       13
   Perficient, Inc. *                                             800       11
   Priceline.com, Inc. * +                                      1,502       50
   ProQuest Co. * +                                             1,357       18
   RealNetworks, Inc. * +                                       5,900       65
   Redback Networks, Inc. * +                                   2,972       55
   RightNow Technologies, Inc. * +                                700       11
   RSA Security, Inc. *                                         4,125      115
   S1 Corp. * +                                                 3,708       19
   Safeguard Scientifics, Inc. * +                              5,700       11
   Sapient Corp. * +                                            4,148       20
   Secure Computing Corp. *                                     2,402       15
   Sohu.com, Inc. * +                                           1,527       33
   SonicWALL, Inc. * +                                          3,810       39
   Stamps.com, Inc. * +                                         1,099       21
   Stellent, Inc. +                                             1,427       15
   Terremark Worldwide, Inc. * +                                1,900       10
   TheStreet.com, Inc.                                            900       10
   TIBCO Software, Inc. * +                                    12,100       95
   Travelzoo, Inc. *                                              202        6
   TriZetto Group, Inc. * +                                     2,501       34
   United Online, Inc. +                                        3,950       45
   ValueClick, Inc. * +                                         5,844      103
   Vasco Data Security International, Inc. * +                  1,800       16
   Vignette Corp. * +                                           1,500       21
   WebEx Communications, Inc. * +                               2,355       84
   webMethods, Inc. *                                           3,176       25
   Websense, Inc. * +                                           2,786       58
   WebSideStory, Inc. * +                                         800       10
------------------------------------------------------------------------------
                                                                         2,536
------------------------------------------------------------------------------
Investment Companies - 0.4%
   Apollo Investment Corp. +                                    4,700       94
   Ares Captial Corp. +                                         2,723       46
   Capital Southwest Corp. +                                      151       17
   Gladstone Capital Corp. +                                      623       14
   Gladstone Investment Corp. +                                   600        8
   Harris & Harris Group, Inc. * +                              1,200       14
   MCG Capital Corp. +                                          3,190       51
   Medallion Financial Corp.                                      600        7

             NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 14 EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
  SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER
                                                               OF SHARES VALUE
-------------------------------------------------------------------------------
                                                                         (000S)
COMMON STOCKS - 99.4% - CONTINUED
Investment Companies - 0.4% - (continued)
   MVC Capital, Inc.                                               800    $ 11
   NGP Capital Resources Co. +                                     900      13
   Technology Investment Capital Corp.                             900      14
-------------------------------------------------------------------------------
                                                                           289
-------------------------------------------------------------------------------
Iron/Steel - 0.7%
   AK Steel Holding Corp. *                                      5,872      74
   Chaparral Steel Co. *                                         1,318      94
   Cleveland-Cliffs, Inc. +                                      2,500      91
   Gibraltar Industries, Inc.                                    1,340      32
   Olympic Steel, Inc. +                                           500      14
   Oregon Steel Mills, Inc. * +                                  1,996      96
   Ryerson, Inc. +                                               1,544      33
   Schnitzer Steel Industries, Inc., Class A +                   1,306      41
   Steel Technologies, Inc. +                                      700      16
   Wheeling-Pittsburgh Corp. * +                                   600      11
-------------------------------------------------------------------------------
                                                                           502
-------------------------------------------------------------------------------
Leisure Time - 0.6%
   Ambassadors Group, Inc. +                                     1,088      31
   Ambassadors International, Inc. +                               300      10
   Arctic Cat, Inc. +                                              740      12
   Bally Total Fitness Holding Corp. * +                         1,800       5
   Callaway Golf Co. +                                           4,055      54
   K2, Inc. * +                                                  2,471      29
   Life Time Fitness, Inc. *                                     1,800      81
   Marine Products Corp. +                                         662       6
   Multimedia Games, Inc. *                                      1,846      18
   Nautilus, Inc. +                                              1,970      24
   Polaris Industries, Inc. +                                    2,300      88
   WMS Industries, Inc. * +                                      1,618      43
-------------------------------------------------------------------------------
                                                                           401
-------------------------------------------------------------------------------
Lodging - 0.5%
   Ameristar Casinos, Inc. +                                     1,372      29
   Aztar Corp. *                                                 2,033     107
   Gaylord Entertainment Co. *                                   2,279     100
   Lodgian, Inc. * +                                             1,220      15
   Marcus Corp. +                                                1,077      22
   Monarch Casino & Resort, Inc. * +                               500       9
   Morgans Hotel Group Co. * +                                     900      12
   MTR Gaming Group, Inc. *                                      1,189       9
   Riviera Holdings Corp. * +                                      500      10
   Trump Entertainment Resorts, Inc. * +                         1,600      29
-------------------------------------------------------------------------------
                                                                           342
-------------------------------------------------------------------------------
Machinery - Construction & Mining - 0.2%
   Astec Industries, Inc. * +                                      850      20
   Bucyrus International, Inc., Class A +                        1,678      87
-------------------------------------------------------------------------------
                                                                           107
-------------------------------------------------------------------------------
Machinery - Diversified - 1.2%
   Albany International Corp., Class A +                         1,549      54
   Applied Industrial Technologies, Inc. +                       2,407      54
   Briggs & Stratton Corp. +                                     2,900      82
   Cascade Corp. +                                                 662      25
   Cognex Corp. +                                                2,426      62
   Columbus McKinnon Corp. of New York * +                         900      17
   DXP Enterprises, Inc. *                                         200       6
   Flow International Corp. * +                                  1,800      24
   Gehl Co. * +                                                    778      20
   Gerber Scientific, Inc. * +                                   1,000      15
   Gorman-Rupp (The) Co. +                                         500      15
   Intermec, Inc. * +                                            2,714      81
   Intevac, Inc. * +                                             1,300      22
   iRobot Corp. * +                                                500       9
   Kadant, Inc. * +                                                785      21
   Lindsay Manufacturing Co.                                       627      18
   Middleby Corp. * +                                              383      30
   NACCO Industries, Inc., Class A                                 338      45
   Nordson Corp.                                                 1,494      60
   Presstek, Inc. * +                                            1,524      12
   Robbins & Myers, Inc.                                           709      20
   Sauer-Danfoss, Inc. +                                           617      14
   Tecumseh Products Co., Class A * +                              962      14
   Tennant Co. +                                                   872      24
   TurboChef Technologies, Inc. * +                                800       8
   Wabtec Corp.                                                  2,690      76
-------------------------------------------------------------------------------
                                                                           828
-------------------------------------------------------------------------------
Media - 1.4%
   Acacia Research - Acacia Technologies *                       1,400      15
   American Satellite Network *                                    350      --
   Belo Corp., Class A +                                         4,800      78
   Charter Communications, Inc., Class A * +                    20,399      28
   Citadel Broadcasting Corp.                                    2,300      21
   CKX, Inc. * +                                                 2,600      26
   Courier Corp. +                                                 571      21
   Cox Radio, Inc., Class A *                                    2,300      37
   Crown Media Holdings, Inc., Class A * +                         700       3
   Cumulus Media, Inc., Class A * +                              2,407      24

EQUITY PORTFOLIOS 15 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                    AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER
                                                               OF SHARES VALUE
-------------------------------------------------------------------------------
                                                                         (000S)
COMMON STOCKS - 99.4% - CONTINUED
Media - 1.4% - (continued)
   Emmis Communications Corp., Class A * +                       1,716    $ 21
   Entercom Communications Corp. +                               1,900      48
   Entravision Communications Corp., Class A * +                 4,200      31
   Fisher Communications, Inc. *                                   375      16
   Gemstar-TV Guide International, Inc. * +                     12,700      41
   Gray Television, Inc. +                                       2,373      15
   Journal Communications, Inc., Class A                         2,100      23
   Journal Register Co. +                                        2,272      17
   Lee Enterprises, Inc.                                         2,400      59
   Lin TV Corp., Class A * +                                     1,582      12
   Lodgenet Entertainment Corp. * +                                774      15
   Martha Stewart Living Omnimedia, Inc., Class A +              1,541      29
   Media General, Inc., Class A +                                1,200      47
   Mediacom Communications Corp., Class A *                      3,585      25
   Outdoor Channel Holdings, Inc. * +                              500       5
   Playboy Enterprises, Inc., Class B * +                        1,395      13
   Primedia, Inc. * +                                            9,941      17
   Private Media Group Ltd. * +                                  1,000       4
   Radio One, Inc., Class D * +                                  4,508      28
   Readers Digest Association (The), Inc. +                      5,717      73
   Salem Communications Corp., Class A +                           607       7
   Scholastic Corp. *                                            2,136      64
   Sinclair Broadcast Group, Inc., Class A                       2,399      19
   Spanish Broadcasting System, Inc., Class A * +                2,095       9
   Sun-Times Media Group, Inc., Class A +                        3,830      29
   Westwood One, Inc. +                                          4,300      32
   World Wrestling Entertainment, Inc.                           1,011      17
-------------------------------------------------------------------------------
                                                                           969
-------------------------------------------------------------------------------
Metal Fabrication/Hardware - 0.8%
   Ampco-Pittsburgh Corp. +                                        400      12
   Castle (A.M.) & Co.                                             500      14
   CIRCOR International, Inc. +                                    808      23
   Dynamic Materials Corp.                                         700      26
   Foster (L.B.) Co., Class A *                                    500      11
   Kaydon Corp. +                                                1,696      65
   Ladish Co., Inc. * +                                            800      28
   Lawson Products, Inc. +                                         270      10
   Mueller Industries, Inc. +                                    1,937      74
   Mueller Water Products, Inc., Class A *                       1,600      27
   NN, Inc. +                                                      913      11
   NS Group, Inc. *                                              1,308      60
   Quanex Corp. +                                                2,175      75
   RBC Bearings, Inc. *                                          1,000      21
   Valmont Industries, Inc. +                                    1,030      54
   Worthington Industries, Inc. +                                3,869      74
-------------------------------------------------------------------------------
                                                                           585
-------------------------------------------------------------------------------
Mining - 0.6%
   AMCOL International Corp. +                                   1,391      32
   Brush Engineered Materials, Inc. * +                          1,273      34
   Century Aluminum Co. * +                                      1,269      44
   Coeur D'alene Mines Corp. * +                                15,844      86
   Compass Minerals International, Inc. +                        1,609      43
   Hecla Mining Co. * +                                          6,838      45
   Royal Gold, Inc. +                                            1,152      34
   RTI International Metals, Inc. * +                            1,329      58
   Stillwater Mining Co. * +                                     2,146      20
   USEC, Inc. +                                                  4,643      47
-------------------------------------------------------------------------------
                                                                           443
-------------------------------------------------------------------------------
Miscellaneous Manufacturing - 1.7%
   Actuant Corp., Class A +                                      1,589      72
   Acuity Brands, Inc.                                           2,552     109
   American Railcar Industries, Inc.                               400      12
   Ameron International Corp. +                                    435      30
   Aptargroup, Inc. +                                            1,800      93
   Barnes Group, Inc. +                                          2,346      38
   Blount International, Inc. * +                                1,900      17
   Ceradyne, Inc. * +                                            1,551      68
   Clarcor, Inc. +                                               2,784      83
   EnPro Industries, Inc. * +                                    1,278      40
   ESCO Technologies, Inc. *                                     1,564      80
   Federal Signal Corp.                                          2,482      39
   Flanders Corp. * +                                              700       7
   Freightcar America, Inc. +                                      700      41
   GenTek, Inc. * +                                                500      15
   Griffon Corp. * +                                             1,468      35
   Hexcel Corp. * +                                              5,075      76
   Jacuzzi Brands, Inc. *                                        4,187      42
   Koppers Holdings, Inc. +                                        400       7
   Lancaster Colony Corp. +                                      1,351      60
   Matthews International Corp., Class A                         1,638      58
   Myers Industries, Inc.                                        1,471      24
   PW Eagle, Inc.                                                  600      21
   Raven Industries, Inc. +                                        808      23
   Reddy Ice Holdings, Inc.                                        800      19

             NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 16 EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
  SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER
                                                               OF SHARES VALUE
-------------------------------------------------------------------------------
                                                                         (000S)
COMMON STOCKS - 99.4% - CONTINUED
Miscellaneous Manufacturing - 1.7% -(continued)
   Smith & Wesson Holding Corp. *                                1,400   $   14
   Smith (A.O.) Corp. +                                          1,177       47
   Standex International Corp. +                                   719       21
   Tredegar Corp. +                                              1,710       28
-------------------------------------------------------------------------------
                                                                          1,219
-------------------------------------------------------------------------------
Office Furnishings - 0.2%
   Herman Miller, Inc. +                                         3,700      105
   Interface, Inc., Class A * +                                  2,618       33
   Knoll, Inc. +                                                 1,690       30
-------------------------------------------------------------------------------
                                                                            168
-------------------------------------------------------------------------------
Office/Business Equipment - 0.2%
   Global Imaging Systems, Inc. * +                              2,800       61
   IKON Office Solutions, Inc.                                   5,900       84
-------------------------------------------------------------------------------
                                                                            145
-------------------------------------------------------------------------------
Oil & Gas - 3.0%
   Alon USA Energy, Inc. +                                         600       21
   Arena Resources, Inc. * +                                       500       19
   Atlas America, Inc. *                                           996       46
   ATP Oil & Gas Corp. * +                                       1,049       41
   Atwood Oceanics, Inc. * +                                     1,594       69
   Aurora Oil & Gas Corp. * +                                    3,200       15
   Berry Petroleum Co., Class A +                                2,024       63
   Bill Barrett Corp. * +                                        1,470       43
   Bois d'Arc Energy, Inc. * +                                     800       13
   Brigham Exploration Co. * +                                   2,200       16
   Bronco Drilling Co., Inc. * +                                   700       14
   Callon Petroleum Co. * +                                      1,000       16
   Carrizo Oil & Gas, Inc. * +                                   1,217       34
   Clayton Williams Energy, Inc. * +                               252        8
   Comstock Resources, Inc. *                                    2,519       72
   Crosstex Energy, Inc. +                                         587       54
   Delek US Holdings, Inc. * +                                     400        8
   Delta Petroleum Corp. * +                                     3,021       63
   Edge Petroleum Corp. * +                                      1,125       21
   Encore Acquisition Co. *                                      2,822       76
   Energy Partners Ltd. * +                                      2,270       57
   EXCO Resources, Inc. * +                                      2,700       36
   Exploration Co. of Delaware (The), Inc. * +                   1,400       16
   Gasco Energy, Inc. * +                                        3,700       11
   GeoGlobal Resources, Inc. * +                                 1,400        8
   GeoMet, Inc. * +                                                135        1
   Giant Industries, Inc. * +                                      865       71
   GMX Resources, Inc. * +                                         500       16
   Goodrich Petroleum Corp. * +                                    800       25
   Grey Wolf, Inc. * +                                          10,425       76
   Gulfport Energy Corp. * +                                       500        6
   Harvest Natural Resources, Inc. * +                           2,187       28
   Houston Exploration Co. * +                                   1,713      110
   Mariner Energy, Inc. * +                                      3,908       74
   McMoRan Exploration Co. * +                                   1,207       22
   Meridian Resource Corp. *                                     4,591       15
   Parallel Petroleum Corp. * +                                  2,008       48
   Parker Drilling Co. * +                                       5,689       40
   Penn Virginia Corp. +                                           950       67
   Petrohawk Energy Corp. * +                                    8,080       90
   Petroleum Development Corp. * +                                 859       37
   Petroquest Energy, Inc. * +                                   2,300       28
   Pioneer Drilling Co. *                                        2,400       34
   Quest Resource Corp. * +                                        900       11
   RAM Energy Resources, Inc. * +                                  700        4
   Rosetta Resources, Inc. *                                     2,898       54
   Stone Energy Corp. * +                                        1,639       72
   Sulphco, Inc. * +                                             1,700       11
   Swift Energy Co. * +                                          1,711       75
   Toreador Resources Corp. * +                                    831       18
   Transmeridian Exploration, Inc. * +                           3,500       18
   Vaalco Energy, Inc. *                                         3,400       28
   Warren Resources, Inc. * +                                    2,761       40
   Western Refining, Inc.                                        1,200       28
   Whiting Petroleum Corp. * +                                   2,179       98
-------------------------------------------------------------------------------
                                                                          2,085
-------------------------------------------------------------------------------
Oil & Gas Services - 1.8%
   Allis-Chalmers Energy, Inc. * +                                 700       13
   Basic Energy Services, Inc. *                                   600       17
   CARBO Ceramics, Inc. +                                        1,211       48
   Complete Production Services, Inc. * +                        1,300       29
   Dawson Geophysical Co. * +                                      500       14
   Dril-Quip, Inc. *                                               531       41
   Gulf Island Fabrication, Inc. +                                 596       16
   Hanover Compressor Co. * +                                    5,705      107
   Helix Energy Solutions Group, Inc. * +                           84        3
   Hercules Offshore, Inc. * +                                   1,049       34
   Hornbeck Offshore Services, Inc. * +                          1,483       50
   Hydril * +                                                      987       65

EQUITY PORTFOLIOS 17 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                    AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER
                                                               OF SHARES VALUE
-------------------------------------------------------------------------------
                                                                         (000S)
COMMON STOCKS - 99.4% - CONTINUED
Oil & Gas Services - 1.8% - (continued)
   Input/Output, Inc. * +                                        3,862   $   39
   Lone Star Technologies, Inc. *                                1,744       79
   Lufkin Industries, Inc. +                                       848       53
   Markwest Hydrocarbon, Inc.                                      191        5
   Matrix Service Co. * +                                        1,000       13
   Maverick Tube Corp. *                                         1,984      128
   Metretek Technologies, Inc. *                                   800        9
   NATCO Group, Inc., Class A * +                                  900       33
   Newpark Resources, Inc. * +                                   5,296       29
   Oil States International, Inc. * +                            2,622       84
   RPC, Inc. +                                                   1,070       22
   Superior Well Services, Inc. *                                  552       12
   Trico Marine Services, Inc. * +                                 700       25
   Union Drilling, Inc. * +                                        580        8
   Universal Compression Holdings, Inc. * +                      1,741       95
   Veritas DGC, Inc. * +                                         1,971      117
   W-H Energy Services, Inc. *                                   1,672       84
   Warrior Energy Service Corp. * +                                500       10
-------------------------------------------------------------------------------
                                                                          1,282
-------------------------------------------------------------------------------
Packaging & Containers - 0.2%
   AEP Industries, Inc. *                                          300       13
   Chesapeake Corp.                                              1,002       14
   Graphic Packaging Corp. * +                                   4,100       16
   Greif, Inc., Class A                                            983       70
   Silgan Holdings, Inc.                                         1,148       41
-------------------------------------------------------------------------------
                                                                            154
-------------------------------------------------------------------------------
Pharmaceuticals - 3.6%
   Acadia Pharmaceuticals, Inc. * +                              1,200       10
   Adams Respiratory Therapeutics, Inc. * +                      1,700       69
   Adolor Corp. *                                                2,588       65
   Akorn, Inc. * +                                               2,000        8
   Alkermes, Inc. * +                                            5,043       82
   Alnylam Pharmaceuticals, Inc. * +                             1,600       21
   Alpharma, Inc., Class A +                                     2,457       51
   Altus Pharmaceuticals, Inc. * +                                 300        4
   Andrx Corp. * +                                               4,200      100
   Array Biopharma, Inc. * +                                     2,000       17
   Atherogenics, Inc. * +                                        2,430       34
   Auxilium Pharmaceuticals, Inc. * +                              900        8
   AVANIR Pharmaceuticals, Class A * +                           2,000       14
   AVI BioPharma, Inc. * +                                       2,400       10
   Bentley Pharmaceuticals, Inc. * +                               979       11
   Bioenvision, Inc. * +                                         2,200       13
   BioMarin Pharmaceuticals, Inc. * +                            4,906       82
   Bradley Pharmaceuticals, Inc. *                                 700       10
   Caraco Pharmaceutical Laboratories Ltd. * +                     397        5
   Combinatorx, Inc. * +                                         1,100        8
   Connetics Corp. * +                                           2,004       22
   Conor Medsystems, Inc. * +                                    1,622       44
   Cubist Pharmaceuticals, Inc. * +                              3,167       74
   CV Therapeutics, Inc. * +                                     2,607       29
   Cypress Bioscience, Inc. * +                                  1,800       13
   Dendreon Corp. * +                                            4,323       21
   Depomed, Inc. * +                                             1,700        8
   Durect Corp. * +                                              2,766       10
   Emisphere Technologies, Inc. * +                              1,100        9
   Genta, Inc. * +                                               6,500       10
   HealthExtras, Inc. * +                                        1,455       45
   Hi-Tech Pharmacal Co., Inc. * +                                 450        8
   I-Flow Corp. * +                                              1,069       13
   Idenix Pharmaceuticals, Inc. * +                              1,200       12
   Indevus Pharmaceuticals, Inc. * +                             2,300       15
   Isis Pharmaceuticals, Inc. * +                                3,786       29
   KV Pharmaceutical Co., Class A * +                            2,119       47
   Mannatech, Inc. +                                               900       13
   MannKind Corp. * +                                            1,200       22
   Medarex, Inc. * +                                             7,203       77
   Medicines Co. *                                               2,876       65
   Medicis Pharmaceutical Corp., Class A +                       3,100       91
   MGI Pharma, Inc. * +                                          4,429       67
   Nabi Biopharmaceuticals * +                                   3,812       23
   Nastech Pharmaceutical Co., Inc. * +                          1,200       18
   NBTY, Inc. * +                                                3,000       96
   Neurocrine Biosciences, Inc. * +                              2,202       26
   New River Pharmaceuticals, Inc. *                             1,000       26
   Noven Pharmaceuticals, Inc. * +                               1,262       32
   NPS Pharmaceuticals, Inc. * +                                 2,487       11
   Nuvelo, Inc. * +                                              2,819       58
   Onyx Pharmaceuticals, Inc. * +                                2,356       36
   OSI Pharmaceuticals, Inc. * +                                 3,300      123
   Osiris Therapeutics, Inc. * +                                   200        2
   Pain Therapeutics, Inc. * +                                   1,801       15
   Par Pharmaceutical Cos., Inc. * +                             2,000       36
   Penwest Pharmaceuticals Co. * +                               1,337       24

             NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 18 EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER
                                                               OF SHARES VALUE
-------------------------------------------------------------------------------
                                                                         (000S)
COMMON STOCKS - 99.4% - CONTINUED
Pharmaceuticals - 3.6% - (continued)
   Perrigo Co.                                                   4,531   $   73
   PetMed Express, Inc. * +                                      1,200       15
   Pharmion Corp. * +                                            1,400       26
   Pozen, Inc. * +                                               1,642       20
   Progenics Pharmaceuticals, Inc. * +                           1,299       29
   Renovis, Inc. * +                                             1,300       19
   Rigel Pharmaceuticals, Inc. * +                               1,330       13
   Salix Pharmaceuticals Ltd. * +                                2,887       39
   Santarus, Inc. * +                                            2,200       18
   Sciele Pharma, Inc. * +                                       1,707       30
   Tanox, Inc. * +                                               1,216       18
   Trimeris, Inc. *                                                940        9
   United Therapeutics Corp. * +                                 1,364       74
   USANA Health Sciences, Inc. * +                                 572       26
   Valeant Pharmaceuticals International +                       5,000       98
   Viropharma, Inc. * +                                          3,900       49
   Xenoport, Inc. *                                              1,100       24
   Zymogenetics, Inc. * +                                        2,013       39
-------------------------------------------------------------------------------
                                                                          2,511
-------------------------------------------------------------------------------
Pipelines - 0.1%
   TransMontaigne, Inc. *                                        2,789       32
-------------------------------------------------------------------------------
Real Estate - 0.2%
   Affordable Residential Communities * +                        1,600       17
   Avatar Holdings, Inc. * +                                       289       16
   Californina Coastal Communities, Inc. *                         533       16
   Consolidated-Tomoka Land Co. of Florida +                       304       20
   Housevalues, Inc. * +                                           500        3
   Tarragon Corp. +                                                787        9
   Trammell Crow Co. * +                                         2,063       71
-------------------------------------------------------------------------------
                                                                            152
-------------------------------------------------------------------------------
Real Estate Investment Trusts - 7.1%
   Aames Investment Corp.                                        2,200        9
   Acadia Realty Trust +                                         1,607       40
   Agree Realty Corp. +                                            585       19
   Alexander's, Inc. *                                             133       38
   Alexandria Real Estate Equities, Inc.                         1,478      145
   American Campus Communities, Inc.                               900       23
   American Financial Realty Trust                               6,700       77
   American Home Mortgage Investment Corp. +                     2,409       76
   Anthracite Capital, Inc. +                                    2,860       37
   Anworth Mortgage Asset Corp. +                                2,770       22
   Arbor Realty Trust, Inc.                                        500       13
   Ashford Hospitality Trust, Inc. +                             2,500       30
   BioMed Realty Trust, Inc.                                     3,625      113
   Capital Lease Funding, Inc. +                                 1,500       17
   Capital Trust, Inc. of New York, Class A +                      600       24
   Cedar Shopping Centers, Inc. +                                1,400       22
   CentraCore Properties Trust +                                   572       16
   Corporate Office Properties Trust                             2,199      103
   Cousins Properties, Inc. +                                    2,100       72
   Crescent Real Estate Equities Co.                             4,400       95
   Deerfield Triarc Capital Corp. +                              2,500       33
   DiamondRock Hospitality Co.                                   3,300       56
   Digital Realty Trust, Inc. +                                    871       26
   EastGroup Properties, Inc. +                                  1,140       58
   Education Realty Trust, Inc. +                                1,390       20
   Entertainment Properties Trust +                              1,360       68
   Equity Inns, Inc. +                                           2,856       44
   Equity Lifestyle Properties, Inc. +                             959       43
   Equity One, Inc. +                                            1,878       47
   Extra Space Storage, Inc. +                                   2,800       49
   FelCor Lodging Trust, Inc. +                                  3,974       85
   Fieldstone Investment Corp. +                                 2,500       22
   First Industrial Realty Trust, Inc. +                         2,592      112
   First Potomac Realty Trust                                    1,000       31
   Franklin Street Properties Corp. +                            3,107       58
   Getty Realty Corp.                                              976       29
   Glenborough Realty Trust, Inc.                                1,989       51
   Glimcher Realty Trust +                                       1,878       46
   GMH Communities Trust                                         1,900       24
   Gramercy Capital Corp. of New York +                            800       22
   Healthcare Realty Trust, Inc. +                               2,500       90
   Heritage Property Investment Trust                            1,468       53
   Hersha Hospitality Trust +                                    1,100       11
   Highland Hospitality Corp.                                    3,000       41
   Highwoods Properties, Inc.                                    3,430      130
   Home Properties, Inc. +                                       2,155      123
   HomeBanc Corp. of Georgia +                                   2,900       20
   IMPAC Mortgage Holdings, Inc.                                 4,315       39
   Inland Real Estate Corp. +                                    3,600       58
   Innkeepers USA Trust                                          2,578       43
   Investors Real Estate Trust +                                 2,436       23
   JER Investors Trust, Inc. +                                   1,199       20
   Kite Realty Group Trust +                                     1,300       21

EQUITY PORTFOLIOS 19 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                    AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER
                                                               OF SHARES VALUE
-------------------------------------------------------------------------------
                                                                         (000S)
COMMON STOCKS - 99.4% - CONTINUED
Real Estate Investment Trusts - 7.1% - (continued)
   KKR Financial Corp. +                                         4,600   $  110
   LaSalle Hotel Properties                                      2,214       97
   Lexington Corporate Properties Trust                          3,173       67
   LTC Properties, Inc. +                                        1,129       27
   Luminent Mortgage Capital, Inc.                               2,372       24
   Maguire Properties, Inc. +                                    2,400       96
   Medical Properties Trust, Inc. +                              1,892       25
   MFA Mortgage Investments, Inc. +                              4,262       30
   Mid-America Apartment Communities, Inc. +                     1,395       84
   Mills (The) Corp. +                                           3,100       56
   MortgageIT Holdings, Inc.                                     1,400       20
   National Health Investors, Inc. +                             1,234       34
   National Retail Properties, Inc. +                            2,935       65
   Nationwide Health Properties, Inc.                            4,615      120
   Newcastle Investment Corp.                                    2,533       70
   Newkirk Realty Trust, Inc. +                                  1,155       19
   NorthStar Realty Finance Corp.                                2,836       34
   Novastar Financial, Inc. +                                    2,116       62
   OMEGA Healthcare Investors, Inc. +                            2,863       42
   Parkway Properties, Inc. of Maryland +                          756       37
   Pennsylvania Real Estate Investment Trust +                   2,086       88
   Post Properties, Inc.                                         2,622      126
   PS Business Parks, Inc. +                                       901       55
   RAIT Investment Trust +                                       2,027       57
   Ramco-Gershenson Properties                                     760       24
   Realty Income Corp. +                                         4,300      106
   Redwood Trust, Inc.                                           1,337       65
   Republic Property Trust +                                     1,100       12
   Saul Centers, Inc. +                                            607       27
   Saxon Capital, Inc.                                           2,700       38
   Senior Housing Properties Trust +                             3,236       66
   Sizeler Property Investors +                                  1,018       15
   Sovran Self Storage, Inc. +                                     840       45
   Spirit Finance Corp.                                          4,920       56
   Strategic Hotels & Resorts, Inc. +                            4,087       83
   Sun Communities, Inc. +                                         896       29
   Sunstone Hotel Investors, Inc. +                              3,264       98
   Tanger Factory Outlet Centers, Inc. +                         1,522       55
   Trustreet Properties, Inc. +                                  3,445       42
   U-Store-It Trust +                                            3,210       64
   Universal Health Realty Income Trust +                          664       24
   Urstadt Biddle Properties, Inc., Class A                      1,117       19
   Washington Real Estate Investment Trust                       2,437       99
   Windrose Medical Properties Trust                               800       12
   Winston Hotels, Inc. +                                        1,436       17
   Winthrop Realty Trust +                                         900        6
-------------------------------------------------------------------------------
                                                                          5,034
-------------------------------------------------------------------------------
Retail - 6.1%
   99 Cents Only Stores * +                                      2,400       27
   AC Moore Arts & Crafts, Inc. * +                                803       14
   Aeropostale, Inc. * +                                         2,961       75
   AFC Enterprises * +                                           1,100       17
   America's Car-Mart, Inc. * +                                    480        8
   Applebee's International, Inc. +                              4,200       87
   Asbury Automotive Group, Inc. +                                 712       15
   Bebe Stores, Inc. +                                           1,200       27
   Big 5 Sporting Goods Corp. +                                  1,091       21
   Big Lots, Inc. * +                                            6,300      116
   BJ's Restaurants, Inc. * +                                      706       13
   Blockbuster, Inc., Class A * +                               10,800       43
   Bob Evans Farms, Inc. +                                       1,904       54
   Bon-Ton Stores (The), Inc. +                                    500       14
   Books-A-Million, Inc. +                                         700       11
   Borders Group, Inc. +                                         3,800       73
   Brown Shoe Co., Inc.                                          1,663       53
   Buckle (The), Inc.                                              505       17
   Buffalo Wild Wings, Inc. *                                      471       16
   Build-A-Bear Workshop, Inc. * +                                 700       15
   Cabela's, Inc., Class A * +                                   1,600       32
   Cache, Inc. *                                                   862       14
   California Pizza Kitchen, Inc. * +                            1,194       34
   Casey's General Stores, Inc. +                                2,887       68
   Cash America International, Inc.                              1,691       62
   Casual Male Retail Group, Inc. * +                            1,873       21
   Cato (The) Corp., Class A                                     1,606       37
   CBRL Group, Inc.                                              1,800       68
   CEC Entertainment, Inc. * +                                   1,830       58
   Charlotte Russe Holding, Inc. * +                               910       24
   Charming Shoppes, Inc. * +                                    6,623       87
   Children's Place Retail Stores (The), Inc. *                  1,207       70
   Chipotle Mexican Grill, Inc., Class A * +                       600       30
   Christopher & Banks Corp. +                                   1,960       48
   Citi Trends, Inc. * +                                           400       13
   CKE Restaurants, Inc. +                                       3,105       48

             NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 20 EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER
                                                               OF SHARES VALUE
-------------------------------------------------------------------------------
                                                                         (000S)
COMMON STOCKS - 99.4% - CONTINUED
Retail - 6.1% - (continued)
   Conn's, Inc. * +                                                400   $    8
   Cosi, Inc. * +                                                1,500        8
   Cost Plus, Inc. of California * +                             1,386       14
   CSK Auto Corp. * +                                            2,612       30
   DEB Shops, Inc. +                                               178        4
   dELiA*s, Inc. * +                                             1,303        9
   Denny's Corp. * +                                             6,000       20
   Domino's Pizza, Inc. +                                        1,961       48
   Dress Barn, Inc. * +                                          2,612       46
   DSW, Inc., Class A * +                                          936       26
   Ezcorp, Inc., Class A * +                                       700       28
   Finish Line (The), Inc., Class A +                            2,286       26
   First Cash Financial Services, Inc. *                         1,700       35
   Fred's, Inc. +                                                2,388       31
   Genesco, Inc. * +                                             1,388       38
   Group 1 Automotive, Inc. +                                    1,487       67
   Guitar Center, Inc. * +                                       1,478       56
   Haverty Furniture Cos., Inc. +                                1,140       16
   Hibbett Sporting Goods, Inc. * +                              2,146       53
   HOT Topic, Inc. * +                                           2,845       28
   IHOP Corp. +                                                    967       45
   Insight Enterprises, Inc. *                                   2,632       47
   Jack in the Box, Inc. *                                       1,889       91
   Jo-Ann Stores, Inc. * +                                       1,223       18
   Jos. A. Bank Clothiers, Inc. * +                              1,183       28
   Kenneth Cole Productions, Inc., Class A +                       671       16
   Krispy Kreme Doughnuts, Inc. * +                              3,000       25
   Landry's Restaurants, Inc. +                                  1,020       28
   Lithia Motors, Inc., Class A +                                1,009       26
   Lone Star Steakhouse & Saloon, Inc. +                           972       27
   Longs Drug Stores Corp. +                                     1,763       80
   Luby's, Inc. * +                                              1,300       12
   MarineMax, Inc. * +                                           1,019       23
   McCormick & Schmick's Seafood Restaurants, Inc. * +             600       12
   Men's Wearhouse, Inc. +                                       2,600       92
   Morton's Restaurant Group, Inc. * +                             400        6
   Movado Group, Inc. +                                            996       22
   New York & Co., Inc. *                                        1,000       11
   Nu Skin Enterprises, Inc., Class A +                          3,264       57
   O'Charleys, Inc. * +                                          1,236       23
   P.F. Chang's China Bistro, Inc. * +                           1,509       53
   Pacific Sunwear of California, Inc. * +                       4,100       55
   Pantry (The), Inc. * +                                        1,309       61
   Papa John's International, Inc. * +                           1,348       46
   Payless Shoesource, Inc. *                                    3,667       86
   Pep Boys - Manny, Moe & Jack +                                2,833       36
   Petco Animal Supplies, Inc. *                                 3,200       90
   Pier 1 Imports, Inc. +                                        4,400       28
   Rare Hospitality International, Inc. *                        1,797       52
   Red Robin Gourmet Burgers, Inc. * +                             955       40
   Regis Corp.                                                   2,629       97
   Restoration Hardware, Inc. * +                                1,642       12
   Retail Ventures, Inc. * +                                     1,200       17
   Ruby Tuesday, Inc. +                                          3,204       83
   Rush Enterprises, Inc., Class A * +                           1,200       21
   Ruth's Chris Steak House * +                                  1,000       20
   Ryan's Restaurant Group, Inc. *                               2,241       35
   School Specialty, Inc. * +                                    1,422       51
   Select Comfort Corp. * +                                      3,139       62
   Shoe Carnival, Inc. * +                                         422       10
   Smart & Final, Inc. *                                           746       12
   Sonic Automotive, Inc. +                                      1,866       40
   Sonic Corp. * +                                               4,500       99
   Stage Stores, Inc.                                            1,485       39
   Steak n Shake (The) Co. * +                                   1,520       25
   Stein Mart, Inc. +                                            1,445       17
   Syms Corp. *                                                    200        4
   Systemax, Inc. *                                                200        2
   Talbots, Inc. +                                               1,200       26
   Texas Roadhouse, Inc., Class A * +                            2,600       31
   Triarc Cos., Inc., Class B +                                  3,165       46
   Tuesday Morning Corp. +                                       1,830       25
   Tween Brands, Inc. * +                                        1,899       65
   Under Armour, Inc., Class A * +                               1,187       41
   West Marine, Inc. * +                                           771       11
   Wet Seal (The), Inc., Class A *                               4,400       25
   World Fuel Services Corp. +                                   1,510       55
   Zale Corp. * +                                                2,770       74
   Zumiez, Inc. * +                                                700       16
-------------------------------------------------------------------------------
                                                                          4,318
-------------------------------------------------------------------------------
Savings & Loans - 1.9%
   Anchor BanCorp Wisconsin, Inc. +                              1,228       36
   BankAtlantic Bancorp, Inc., Class A +                         2,984       42
   BankFinancial Corp.                                           1,200       21

EQUITY PORTFOLIOS 21 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                    AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER
                                                               OF SHARES VALUE
-------------------------------------------------------------------------------
                                                                         (000S)
COMMON STOCKS - 99.4% - CONTINUED
Savings & Loans - 1.9% - (continued)
   BankUnited Financial Corp., Class A +                         1,830   $   47
   Berkshire Hills Bancorp, Inc. +                                 434       16
   BFC Financial Corp., Class A * +                                600        3
   Brookline Bancorp, Inc. +                                     3,787       50
   Charter Financial Corp. of Georgia +                            246       10
   Citizens First Bancorp, Inc.                                    400        9
   Clifton Savings Bancorp, Inc.                                   500        5
   Commercial Capital Bancorp, Inc.                              2,891       46
   Dime Community Bancshares +                                   1,444       21
   Downey Financial Corp. +                                      1,200       74
   Fidelity Bankshares, Inc. +                                   1,241       47
   First Financial Holdings, Inc.                                  657       23
   First Niagara Financial Group, Inc. +                         6,615       99
   First Place Financial Corp. of Ohio +                           789       19
   FirstFed Financial Corp. *                                      975       50
   Flagstar Bancorp, Inc.                                        2,173       32
   Flushing Financial Corp. +                                      990       17
   Franklin Bank Corp. of Houston * +                            1,100       22
   Harbor Florida Bancshares, Inc. +                             1,053       47
   Investors Bancorp, Inc. * +                                   2,900       42
   Kearny Financial Corp. +                                      1,179       18
   KNBT Bancorp, Inc.                                            1,600       26
   MAF Bancorp, Inc. +                                           1,997       82
   NASB Financial, Inc. +                                          199        7
   NewAlliance Bancshares, Inc. +                                6,500       95
   Northwest Bancorp, Inc. +                                     1,094       29
   OceanFirst Financial Corp.                                      534       12
   Partners Trust Financial Group, Inc. +                        2,523       28
   PennFed Financial Services, Inc.                                590       10
   PFF Bancorp, Inc.                                             1,577       57
   Provident Financial Services, Inc. +                          4,027       75
   Provident New York Bancorp +                                  1,953       27
   Rockville Financial, Inc. +                                     217        3
   TierOne Corp. +                                                 946       32
   United Community Financial Corp. of Ohio +                    1,512       19
   Wauwatosa Holdings, Inc. * +                                    409        7
   Westfield Financial, Inc. +                                     433       12
   Willow Grove Bancorp, Inc. +                                    600       10
   WSFS Financial Corp. +                                          221       14
-------------------------------------------------------------------------------
                                                                          1,341
-------------------------------------------------------------------------------
Semiconductors - 3.3%
   Actel Corp. *                                                 1,409       22
   ADE Corp. *                                                     600       19
   Advanced Analogic Technologies, Inc. * +                      1,800       17
   AMIS Holdings, Inc. *                                         2,400       22
   Amkor Technology, Inc. * +                                    5,500       31
   Anadigics, Inc. * +                                           2,900       22
   Applied Micro Circuits Corp. * +                             17,300       47
   Asyst Technologies, Inc. *                                    2,791       21
   ATMI, Inc. *                                                  2,147       62
   Axcelis Technologies, Inc. *                                  5,953       37
   Bookham, Inc. * +                                             2,800        9
   Brooks Automation, Inc. * +                                   4,002       56
   Cabot Microelectronics Corp. *                                1,481       47
   Cirrus Logic, Inc. * +                                        5,308       39
   Cohu, Inc. +                                                  1,205       20
   Conexant Systems, Inc. * +                                   25,600       53
   Credence Systems Corp. * +                                    5,721       14
   Diodes, Inc. * +                                              1,193       45
   DSP Group, Inc. *                                             1,583       39
   EMCORE Corp. * +                                              2,400       18
   Emulex Corp. * +                                              4,700       81
   Entegris, Inc. * +                                            7,348       80
   Exar Corp. * +                                                2,020       28
   Formfactor, Inc. *                                            2,500      121
   Genesis Microchip, Inc. * +                                   2,100       27
   Hittite Microwave Corp. * +                                     700       32
   Ikanos Communications, Inc. *                                 1,000       13
   IXYS Corp. * +                                                1,327       12
   Kopin Corp. * +                                               3,589       13
   Kulicke & Soffa Industries, Inc. * +                          3,331       26
   Lattice Semiconductor Corp. * +                               6,567       48
   LTX Corp. * +                                                 3,682       19
   Mattson Technology, Inc. *                                    2,721       21
   Micrel, Inc. * +                                              3,815       38
   Microsemi Corp. * +                                           4,136      115
   Microtune, Inc. * +                                           2,877       17
   Mindspeed Technologies, Inc. * +                              5,400       10
   MIPS Technologies, Inc. * +                                   2,300       16
   MKS Instruments, Inc. *                                       1,950       41
   Monolithic Power Systems, Inc. *                                900        8
   MoSys, Inc. * +                                               1,000        7
   Netlogic Microsystems, Inc. *                                   981       29
   Nextest Systems Corp. * +                                       200        3

             NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 22 EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   SMALL COMPANY INDEX PORTFOLIO (continued)

                                                               NUMBER
                                                                 OF
                                                               SHARES VALUE
----------------------------------------------------------------------------
                                                                      (000S)
COMMON STOCKS - 99.4% - CONTINUED
Semiconductors - 3.3% - (continued)
   Omnivision Technologies, Inc. * +                           2,886  $   48
   ON Semiconductor Corp. *                                    8,632      52
   Pericom Semiconductor Corp. * +                             1,341      12
   Photronics, Inc. * +                                        2,579      37
   PLX Technology, Inc. * +                                    1,200      13
   Portalplayer, Inc. * +                                      1,511      18
   Rudolph Technologies, Inc. * +                              1,652      30
   Semitool, Inc. * +                                            945      10
   Semtech Corp. * +                                           4,300      56
   Silicon Image, Inc. *                                       4,400      51
   Sirf Technology Holdings, Inc. * +                          2,800      74
   Skyworks Solutions, Inc. * +                                9,365      43
   Standard Microsystems Corp. * +                             1,355      38
   Supertex, Inc. * +                                            737      26
   Tessera Technologies, Inc. * +                              2,500      82
   Transmeta Corp. of Delaware * +                             9,800      12
   Transwitch Corp. * +                                        6,300      11
   Triquint Semiconductor, Inc. * +                            8,299      41
   Ultratech, Inc. * +                                         1,567      23
   Varian Semiconductor Equipment Associates, Inc. * +         3,341     118
   Veeco Instruments, Inc. * +                                 1,790      44
   Virage Logic Corp. *                                          500       4
   Volterra Semiconductor Corp. *                                900      14
   Zoran Corp. * +                                             2,857      51
----------------------------------------------------------------------------
                                                                       2,353
----------------------------------------------------------------------------
Software - 3.7%
   Actuate Corp. *                                             2,600      10
   Advent Software, Inc. * +                                   1,201      39
   Allscripts Healthcare Solutions, Inc. * +                   2,654      54
   Altiris, Inc. * +                                           1,402      32
   American Reprographics Co. * +                              1,440      44
   Ansys, Inc. *                                               1,955      91
   Aspen Technology, Inc. * +                                  2,660      30
   Avid Technology, Inc. * +                                   2,400      96
   Blackbaud, Inc.                                             2,295      53
   Blackboard, Inc. * +                                        1,600      43
   Borland Software Corp. * +                                  4,322      25
   Bottomline Technologies, Inc. * +                             900       9
   Computer Programs & Systems, Inc.                             598      20
   Concur Technologies, Inc. * +                               1,630      23
   Convera Corp., Class A * +                                  1,300       8
   CSG Systems International, Inc. *                           2,780      75
   Dendrite International, Inc. * +                            2,262      23
   Digi International, Inc. * +                                1,300      17
   Eclipsys Corp. * +                                          2,573      44
   eFunds Corp. * +                                            2,459      57
   Emageon, Inc. * +                                           1,200      19
   Epicor Software Corp. * +                                   3,305      41
   EPIQ Systems, Inc. *                                          710      11
   FalconStor Software, Inc. *                                 1,715      12
   Filenet Corp. *                                             2,481      87
   Hyperion Solutions Corp. * +                                3,400     113
   Infocrossing, Inc. * +                                      1,000      12
   Informatica Corp. * +                                       4,982      73
   infoUSA, Inc.                                               1,878      16
   InPhonic, Inc. * +                                            914       6
   Inter-Tel, Inc.                                             1,274      28
   INVESTools, Inc. * +                                        2,300      21
   JDA Software Group, Inc. * +                                1,619      27
   Keane, Inc. * +                                             2,449      38
   Lawson Software, Inc. * +                                   6,395      43
   Mantech International Corp., Class A * +                      957      29
   MapInfo Corp. *                                             1,200      15
   MicroStrategy, Inc., Class A * +                              557      51
   Midway Games, Inc. * +                                      1,721      16
   MRO Software, Inc. *                                        1,019      26
   Neoware, Inc. * +                                           1,200      15
   Nuance Communications, Inc. * +                             7,094      56
   Omnicell, Inc. * +                                          1,400      25
   Open Solutions, Inc. *                                      1,211      36
   OPNET Technologies, Inc. *                                    600       8
   Packeteer, Inc. * +                                         1,722      17
   Parametric Technology Corp. *                               6,466     104
   PDF Solutions, Inc. * +                                       929      12
   Pegasystems, Inc. +                                           755       6
   Per-Se Technologies, Inc. * +                               1,973      45
   Phase Forward, Inc. * +                                     1,700      20
   Progress Software Corp. * +                                 2,450      62
   QAD, Inc. +                                                   875       6
   Quality Systems, Inc.                                         980      39
   Quest Software, Inc. * +                                    3,738      52
   Renaissance Learning, Inc. +                                  418       5
   Schawk, Inc. +                                                696      13

EQUITY PORTFOLIOS 23 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                    AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER
                                                               OF SHARES VALUE
-------------------------------------------------------------------------------
                                                                         (000S)
COMMON STOCKS - 99.4% - CONTINUED
Software - 3.7% - (continued)
   Smith Micro Software, Inc. * +                                1,200   $   16
   SPSS, Inc. * +                                                1,193       30
   Sybase, Inc. *                                                4,900      113
   SYNNEX Corp. * +                                                600       13
   Take-Two Interactive Software, Inc. * +                       4,100       50
   Taleo Corp., Class A * +                                        600        6
   THQ, Inc. * +                                                 3,755       97
   Transaction Systems Architects, Inc. * +                      2,054       68
   Trident Microsystems, Inc. * +                                3,300       68
   Ulticom, Inc. * +                                               610        7
   Ultimate Software Group, Inc. * +                             1,200       27
   VA Software Corp. * +                                         3,000       11
   Verint Systems, Inc. * +                                        696       23
   Wind River Systems, Inc. * +                                  4,448       45
   Witness Systems, Inc. * +                                     2,069       34
-------------------------------------------------------------------------------
                                                                          2,606
-------------------------------------------------------------------------------
Storage/Warehousing - 0.1%
   Mobile Mini, Inc. * +                                         2,054       55
-------------------------------------------------------------------------------
Telecommunications - 4.2%
   3Com Corp. * +                                               21,123       94
   Adaptec, Inc. * +                                             5,691       23
   Adtran, Inc. +                                                3,994       99
   Aeroflex, Inc. *                                              3,928       41
   Alaska Communications Systems Group, Inc. +                   2,000       28
   Anaren, Inc. *                                                  897       20
   Andrew Corp. * +                                              9,200       85
   Anixter International, Inc. +                                 1,891      103
   Arris Group, Inc. * +                                         5,799       67
   Atheros Communications, Inc. * +                              2,800       46
   Atlantic Tele-Network, Inc. +                                   200        4
   Avanex Corp. *                                                9,900       17
   Black Box Corp.                                               1,003       39
   Broadwing Corp. * +                                           4,124       47
   C-COR, Inc. * +                                               2,873       23
   CalAmp Corp. * +                                              1,100        7
   Carrier Access Corp. *                                        1,000        9
   Cbeyond Communications, Inc. *                                  900       21
   Centennial Communications Corp. +                             1,100        5
   Cincinnati Bell, Inc. * +                                    13,159       67
   Commonwealth Telephone Enterprises, Inc.                      1,300       46
   CommScope, Inc. *                                             3,240       95
   Comtech Telecommunications Corp. * +                          1,347       44
   Consolidated Communications Holdings, Inc. +                  1,100       19
   CPI International, Inc. * +                                     300        4
   CT Communications, Inc. +                                     1,127       26
   Ditech Networks, Inc. * +                                     1,701       15
   Dobson Communications Corp., Class A * +                      8,494       58
   EMS Technologies, Inc. * +                                      700       13
   Eschelon Telecom, Inc. * +                                      400        6
   Essex Corp. * +                                               1,000       15
   Extreme Networks * +                                          7,055       26
   Fairpoint Communications, Inc. +                              1,590       26
   FiberTower Corp. *                                            3,100       24
   Finisar Corp. * +                                            12,243       45
   Foundry Networks, Inc. * +                                    7,900       96
   General Communication, Inc., Class A * +                      3,019       38
   Golden Telecom, Inc. +                                        1,109       34
   Harmonic, Inc. * +                                            4,805       30
   Hypercom Corp. *                                              3,117       29
   ID Systems, Inc. * +                                            500       11
   IDT Corp., Class B * +                                        3,200       46
   Interdigital Communications Corp. * +                         3,100      103
   Iowa Telecommunications Services, Inc.                        1,500       29
   iPCS, Inc. * +                                                1,000       52
   Ixia * +                                                      2,159       22
   Lightbridge, Inc. * +                                         1,327       16
   Loral Space & Communications, Inc. * +                          600       15
   Mastec, Inc. * +                                              2,019       23
   MRV Communications, Inc. * +                                  6,471       16
   Netgear, Inc. * +                                             2,000       39
   Newport Corp. *                                               2,057       36
   North Pittsburgh Systems, Inc. +                                829       21
   Novatel Wireless, Inc. *                                      2,000       22
   NTELOS Holdings Corp. * +                                       700       10
   Oplink Communications, Inc. * +                               1,042       21
   Parkervision, Inc. * +                                          900        6
   Pegasus Wireless Corp. * +                                    2,800       10
   Plantronics, Inc. +                                           2,700       48
   Polycom, Inc. *                                               5,000      119
   Powerwave Technologies, Inc. * +                              6,506       49
   Premiere Global Services, Inc. *                              3,979       31
   Radyne Corp. * +                                                800       10
   RCN Corp. *                                                   1,500       39
   RF Micro Devices, Inc. * +                                   10,982       73

             NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 24 EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   SMALL COMPANY INDEX PORTFOLIO (continued)

                                                               NUMBER
                                                              OF SHARES VALUE
-------------------------------------------------------------------------------
                                                                        (000S)
COMMON STOCKS - 99.4% - CONTINUED
Telecommunications - 4.2% - (continued)
   SafeNet, Inc. * +                                            1,660   $    31
   SAVVIS, Inc. * +                                             1,800        45
   Shenandoah Telecom Co. +                                       343        15
   Sirenza Microdevices, Inc. * +                               1,500        14
   Sonus Networks, Inc. * +                                    13,700        67
   Stratex Networks, Inc. *                                     4,900        18
   SureWest Communications +                                      808        15
   Sycamore Networks, Inc. * +                                  9,672        36
   Symmetricom, Inc. * +                                        2,529        19
   Syniverse Holdings, Inc. *                                   1,170        20
   Talk America Holdings, Inc. * +                              1,786        10
   Tekelec * +                                                  3,377        45
   Time Warner Telecom, Inc., Class A * +                       4,293        77
   USA Mobility, Inc. +                                         1,462        33
   UTStarcom, Inc. * +                                          6,500        53
   Viasat, Inc. * +                                             1,191        32
   Vonage Holdings Corp. * +                                    1,800        15
   Wireless Facilities, Inc. * +                                3,310         7
   Zhone Technologies, Inc. * +                                 6,005        10
-------------------------------------------------------------------------------
                                                                          2,963
-------------------------------------------------------------------------------
Textiles - 0.1%
   G & K Services, Inc., Class A +                              1,088        36
   Unifirst Corp. of Massachusetts +                              474        15
-------------------------------------------------------------------------------
                                                                             51
-------------------------------------------------------------------------------
Toys, Games & Hobbies - 0.2%
   Jakks Pacific, Inc. * +                                      1,678        27
   Leapfrog Enterprises, Inc. * +                               1,800        14
   Marvel Entertainment, Inc. * +                               2,800        60
   RC2 Corp. * +                                                1,106        37
   Topps (The) Co. +                                            2,265        20
-------------------------------------------------------------------------------
                                                                            158
-------------------------------------------------------------------------------
Transportation - 1.5%
   ABX Air, Inc. * +                                            3,100        17
   American Commercial Lines, Inc. * +                          1,700        89
   Arkansas Best Corp. +                                        1,522        67
   Atlas Air Worldwide Holdings, Inc. * +                       1,015        45
   Bristow Group, Inc. * +                                      1,242        46
   Celadon Group, Inc. * +                                      1,400        26
   Dynamex, Inc. * +                                              539        11
   EGL, Inc. * +                                                1,691        52
   Florida East Coast Industries, Inc. +                        1,842       100
   Forward Air Corp.                                            1,886        61
   Genesee & Wyoming, Inc., Class A * +                         2,154        54
   Gulfmark Offshore, Inc. * +                                    840        25
   Heartland Express, Inc. +                                    3,345        54
   Horizon Lines, Inc., Class A                                   554         9
   HUB Group, Inc., Class A * +                                 2,400        56
   Knight Transportation, Inc. +                                3,066        53
   Maritrans, Inc. +                                              600        15
   Marten Transport Ltd. * +                                    1,050        17
   Old Dominion Freight Line, Inc. * +                          1,658        53
   P.A.M. Transportation Services, Inc. *                         196         5
   Pacer International, Inc.                                    2,146        59
   PHI, Inc. * +                                                  700        22
   Quality Distribution, Inc. * +                                 400         6
   RailAmerica, Inc. * +                                        2,163        22
   Saia, Inc. *                                                   873        27
   Sirva, Inc. * +                                              2,400         7
   U.S. Xpress Enterprises, Inc., Class A * +                     544        11
   Universal Truckload Services, Inc. *                           300         8
   USA Truck, Inc. * +                                            400         7
   Werner Enterprises, Inc.                                     3,058        57
-------------------------------------------------------------------------------
                                                                          1,081
-------------------------------------------------------------------------------
Trucking & Leasing - 0.1%
   AMERCO, Inc. * +                                               500        35
   Greenbrier Cos., Inc. +                                        824        23
   Interpool, Inc.                                                500        11
   TAL International Group, Inc.                                  787        19
-------------------------------------------------------------------------------
                                                                             88
-------------------------------------------------------------------------------
Water - 0.2%
   American States Water Co. +                                    843        32
   California Water Service Group +                               895        34
   Pico Holdings, Inc. * +                                        466        16
   SJW Corp. +                                                    858        26
   Southwest Water Co.                                          1,218        16
-------------------------------------------------------------------------------
                                                                            124
-------------------------------------------------------------------------------
Total Common Stocks
-------------------------------------------------------------------------------
(Cost $56,921)                                                           70,086

EQUITY PORTFOLIOS 25 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                    AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                            AMOUNT     VALUE
-------------------------------------------------------------------------------
                                                            (000S)     (000S)
CONVERTIBLE BOND - 0.0%
Distribution/Wholesale - 0.0%
   Timco Aviation Services, Inc., *
       8.00%, 1/2/07                                      $         1 $     --
-------------------------------------------------------------------------------
Total Convertible Bond
-------------------------------------------------------------------------------
(Cost $1)                                                                   --

                                                            NUMBER
                                                           OF SHARES   VALUE
-------------------------------------------------------------------------------
                                                                       (000S)
INVESTMENT COMPANY - 51.4%
   Northern Institutional Funds - Liquid Assets
     Portfolio /(1)/                                       36,245,325   36,245
-------------------------------------------------------------------------------
Total Investment Company
-------------------------------------------------------------------------------
(Cost $36,245)                                                          36,245
OTHER - 0.0%
   Escrow DLB Oil & Gas *                                         400       --
   Escrow MascoTech, Inc. *                                    10,600       --
   Escrow Position PetroCorp. *                                   420       --
-------------------------------------------------------------------------------
Total Other
-------------------------------------------------------------------------------
(Cost $-)                                                                   --
RIGHTS - 0.0%
   CSF Holdings, Inc. *                                         2,000       --
-------------------------------------------------------------------------------
Total Rights
-------------------------------------------------------------------------------
(Cost $-)                                                                   --
WARRANTS - 0.0%
   Optical Cable Corp., Exp. 10/24/07, Strike $4.88 *             232       --
   Optical Cable Corp. - Fractional Shares, Exp.
     10/24/07, Strike $4.88 *                                  79,600       --
   Redback Networks, Inc., Exp. 1/2/11, Strike
     $5.00 *                                                      182        3
   Redback Networks, Inc., Exp. 1/2/11, Strike
     $9.50 *                                                      191        2
-------------------------------------------------------------------------------
Total Warrants
-------------------------------------------------------------------------------
(Cost $-)                                                                    5

                                                           PRINCIPAL
                                                            AMOUNT     VALUE
-------------------------------------------------------------------------------
                                                            (000S)     (000S)
SHORT-TERM INVESTMENTS - 0.6%
   ABN-Amro Bank, Amsterdam, Eurodollar Time Deposit
       5.29%, 9/1/06                                      $       250 $    250
   U.S. Treasury Bill, /(2)/
       4.87%, 9/21/06                                             210      210
-------------------------------------------------------------------------------
Total Short-Term Investments
-------------------------------------------------------------------------------
(Cost $460)                                                                460
-------------------------------------------------------------------------------
Total Investments - 151.4%
-------------------------------------------------------------------------------
(Cost $93,627)                                                         106,796

Liabilities less Other Assets - (51.4)%                                (36,275)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                   $ 70,521

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.
/(2)/ Security pledged as collateral to cover margin requirements for open futures contracts.
*     Non-Income Producing Security
+     Security is either wholly or partially on loan.

At August 31, 2006, the Small Company Index Portfolio had open futures contracts as follows:

                                NUMBER OF NOTIONAL CONTRACT CONTRACT UNREALIZED
TYPE                            CONTRACTS  AMOUNT  POSITION   EXP.      GAIN
-------------------------------------------------------------------------------
                                           (000S)                      (000S)
Russell 2000 E-Mini                 7       $505     Long     9/06      $23

Federal Tax Information:

At August 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                       $93,627
------------------------------------------------------------------------------
Gross tax appreciation of investments                                 $16,956
Gross tax depreciation of investments                                  (3,787)
------------------------------------------------------------------------------
Net tax appreciation of investments                                   $13,169
------------------------------------------------------------------------------

             NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 26 EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   MID CAP GROWTH PORTFOLIO

                                                               NUMBER
                                                              OF SHARES VALUE
------------------------------------------------------------------------------
                                                                        (000S)
COMMON STOCKS - 97.9%
Aerospace/Defense - 1.2%
   Rockwell Collins, Inc.                                       2,600   $  136
------------------------------------------------------------------------------
Apparel - 2.3%
   Guess?, Inc. * +                                             2,500      102
   Polo Ralph Lauren Corp.                                      2,800      165
------------------------------------------------------------------------------
                                                                           267
------------------------------------------------------------------------------
Auto Parts & Equipment - 1.2%
   Autoliv, Inc.                                                2,500      141
------------------------------------------------------------------------------
Beverages - 1.2%
   Pepsi Bottling Group, Inc.                                   4,000      140
------------------------------------------------------------------------------
Commercial Services - 5.9%
   Corporate Executive Board Co.                                1,500      132
   Dun & Bradstreet Corp. *                                     2,400      169
   ITT Educational Services, Inc. *                             2,700      178
   Monster Worldwide, Inc. *                                    2,400       98
   Robert Half International, Inc.                              3,300      102
------------------------------------------------------------------------------
                                                                           679
------------------------------------------------------------------------------
Cosmetics/Personal Care - 1.1%
   Avon Products, Inc.                                          4,400      126
------------------------------------------------------------------------------
Data Processing - 2.5%
   Ceridian Corp. *                                             6,000      143
   Global Payments, Inc.                                        3,800      145
------------------------------------------------------------------------------
                                                                           288
------------------------------------------------------------------------------
Distribution/Wholesale - 1.0%
   Grainger (W.W.), Inc.                                        1,700      114
------------------------------------------------------------------------------
Diversified Financial Services - 1.3%
   CIT Group, Inc.                                              3,200      144
------------------------------------------------------------------------------
Electronics - 2.5%
   Mettler-Toledo International, Inc. *                         2,600      158
   Thomas & Betts Corp. *                                       2,900      131
------------------------------------------------------------------------------
                                                                           289
------------------------------------------------------------------------------
Entertainment - 1.0%
   DreamWorks Animation SKG, Inc., Class A * +                  5,600      119
------------------------------------------------------------------------------
Food - 2.6%
   Campbell Soup Co.                                            3,600      135
   Dean Foods Co. *                                             4,000      159
------------------------------------------------------------------------------
                                                                           294
------------------------------------------------------------------------------
Healthcare - Products - 2.1%
   Becton, Dickinson & Co.                                      1,600      112
   Dentsply International, Inc.                                 4,000      130
------------------------------------------------------------------------------
                                                                           242
------------------------------------------------------------------------------
Healthcare - Services - 10.1%
   Caremark Rx, Inc.                                            3,200      186
   Coventry Health Care, Inc. *                                 2,200      119
   Laboratory Corp. of America Holdings *                       3,000      205
   Manor Care, Inc. +                                           4,100      214
   McKesson Corp.                                               2,700      137
   Pediatrix Medical Group, Inc. *                              3,000      138
   Sierra Health Services, Inc. *                               3,500      150
------------------------------------------------------------------------------
                                                                         1,149
------------------------------------------------------------------------------
Household Durables - 0.9%
   Harman International Industries, Inc.                        1,200       97
------------------------------------------------------------------------------
Insurance - 6.0%
   AMBAC Financial Group, Inc.                                  2,300      199
   Assurant, Inc. +                                             3,500      180
   Radian Group, Inc.                                           2,800      168
   W.R. Berkley Corp.                                           3,900      136
------------------------------------------------------------------------------
                                                                           683
------------------------------------------------------------------------------
Internet - 0.9%
   Websense, Inc. * +                                           5,100      105
------------------------------------------------------------------------------
Iron/Steel - 0.9%
   Allegheny Technologies, Inc.                                 1,800      103
------------------------------------------------------------------------------
Leisure Time - 1.4%
   Harley-Davidson, Inc.                                        2,800      164
------------------------------------------------------------------------------
Machinery - Construction & Mining - 0.7%
   JLG Industries, Inc.                                         4,800       84
------------------------------------------------------------------------------
Machinery - Diversified - 1.9%
   Graco, Inc.                                                  3,100      117
   Rockwell Automation, Inc.                                    1,800      102
------------------------------------------------------------------------------
                                                                           219
------------------------------------------------------------------------------
Mining - 1.6%
   Freeport-McMoRan Copper & Gold, Inc., Class B +              3,100      180
------------------------------------------------------------------------------
Miscellaneous Manufacturing - 1.8%
   SPX Corp.                                                    1,800       95
   Textron, Inc.                                                1,300      109
------------------------------------------------------------------------------
                                                                           204
------------------------------------------------------------------------------
Oil & Gas - 6.7%
   EOG Resources, Inc.                                          1,900      123
   Newfield Exploration Co. *                                   2,400      104
   Rowan Cos., Inc.                                             3,300      113
   Sunoco, Inc.                                                 1,700      122
   Talisman Energy, Inc. +                                      7,600      133
   Tesoro Corp.                                                 1,500       97

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                    AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             NUMBER
                                                            OF SHARES   VALUE
-------------------------------------------------------------------------------
                                                                        (000S)
COMMON STOCKS - 97.9% - CONTINUED
Oil & Gas - 6.7% - (continued)
   Todco * +                                                     2,100 $    78
-------------------------------------------------------------------------------
                                                                           770
-------------------------------------------------------------------------------
Oil & Gas Services - 1.9%
   Cameron International Corp. *                                 2,100     101
   Grant Prideco, Inc. *                                         2,700     112
-------------------------------------------------------------------------------
                                                                           213
-------------------------------------------------------------------------------
Packaging & Containers - 1.0%
   Pactiv Corp. *                                                4,100     110
-------------------------------------------------------------------------------
Pharmaceuticals - 4.0%
   Endo Pharmaceuticals Holdings, Inc. *                         4,500     149
   Express Scripts, Inc. *                                       1,800     151
   Gilead Sciences, Inc. *                                       2,400     152
-------------------------------------------------------------------------------
                                                                           452
-------------------------------------------------------------------------------
Restaurants - 1.1%
   Starbucks Corp. *                                             3,900     121
-------------------------------------------------------------------------------
Retail - 12.1%
   American Eagle Outfitters, Inc.                               4,600     178
   Claire's Stores, Inc.                                         3,300      90
   Darden Restaurants, Inc.                                      3,400     120
   Dick's Sporting Goods, Inc. * +                               2,600     108
   Limited Brands                                                6,800     175
   Nordstrom, Inc.                                               3,700     138
   Penney (J.C.) Co., Inc.                                       2,100     132
   Ross Stores, Inc. +                                           4,600     113
   Staples, Inc.                                                 5,700     129
   TJX Cos., Inc.                                                7,300     195
-------------------------------------------------------------------------------
                                                                         1,378
-------------------------------------------------------------------------------
Semiconductors - 7.1%
   Analog Devices, Inc. +                                        2,600      80
   Emulex Corp. * +                                              7,900     137
   Intersil Corp., Class A                                       5,200     132
   Lam Research Corp. *                                          2,900     124
   Microchip Technology, Inc.                                    3,900     133
   National Semiconductor Corp.                                  6,000     146
   NVIDIA Corp. *                                                2,000      58
-------------------------------------------------------------------------------
                                                                           810
-------------------------------------------------------------------------------
Software - 6.6%
   Amdocs Ltd. *                                                 3,900     148
   BEA Systems, Inc. *                                          13,300     183
   Cadence Design Systems, Inc. *                                7,600     125
   Intuit, Inc. *                                                6,200 $   187
   Red Hat, Inc. * +                                             4,600     107
-------------------------------------------------------------------------------
                                                                           750
-------------------------------------------------------------------------------
Telecommunications Equipment - 3.1%
   Adtran, Inc. +                                                5,200     129
   Foundry Networks, Inc. *                                      9,900     121
   Tellabs, Inc. *                                              10,400     106
-------------------------------------------------------------------------------
                                                                           356
-------------------------------------------------------------------------------
Transportation - 2.2%
   CH Robinson Worldwide, Inc.                                   2,400     110
   Landstar System, Inc. +                                       3,400     145
-------------------------------------------------------------------------------
                                                                           255
-------------------------------------------------------------------------------
Total Common Stocks
-------------------------------------------------------------------------------
(Cost $11,062)                                                          11,182

INVESTMENT COMPANY - 14.5%
   Northern Institutional Funds - Liquid Assets
     Portfolio /(1)/                                         1,658,939   1,659
Total Investment Company
-------------------------------------------------------------------------------
(Cost $1,659)                                                            1,659

                                                            PRINCIPAL
                                                             AMOUNT     VALUE
-------------------------------------------------------------------------------
                                                             (000S)     (000S)
SHORT-TERM INVESTMENT - 3.6%
   ABN-Amro Bank, Amsterdam, Eurodollar Time Deposit
       5.29%, 9/1/06                                        $      413     413
-------------------------------------------------------------------------------
Total Short-Term Investment
-------------------------------------------------------------------------------
(Cost $413)                                                                413
-------------------------------------------------------------------------------
Total Investments - 116.0%
-------------------------------------------------------------------------------
(Cost $13,134)                                                          13,254
   Liabilities less Other Assets - (16.0)%                              (1,828)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $11,426

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.
*  Non-Income Producing Security
+  Security is either wholly or partially on loan.

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                         AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
   MID CAP GROWTH PORTFOLIO (continued)

Federal Tax Information:

At August 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                        $13,134
-------------------------------------------------------------------------------
Gross tax appreciation of investments                                  $   736
Gross tax depreciation of investments                                     (616)
-------------------------------------------------------------------------------
Net tax appreciation of investments                                    $   120
-------------------------------------------------------------------------------

EQUITY PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   FOCUSED GROWTH PORTFOLIO

                                                               NUMBER
                                                              OF SHARES VALUE
------------------------------------------------------------------------------
                                                                        (000S)
COMMON STOCKS - 96.1%
Advertising - 2.1%
   Omnicom Group, Inc.                                          21,800  $1,906
------------------------------------------------------------------------------
Aerospace/Defense - 9.3%
   Boeing (The) Co.                                             31,000   2,322
   Lockheed Martin Corp.                                        32,000   2,644
   Raytheon Co.                                                 45,100   2,129
   United Technologies Corp.                                    24,400   1,530
------------------------------------------------------------------------------
                                                                         8,625
------------------------------------------------------------------------------
Auto Parts & Equipment - 1.8%
   Autoliv, Inc.                                                29,300   1,656
------------------------------------------------------------------------------
Beverages - 5.5%
   Diageo PLC ADR                                               15,600   1,116
   Pepsi Bottling Group, Inc.                                   38,000   1,330
   PepsiCo, Inc.                                                41,300   2,696
------------------------------------------------------------------------------
                                                                         5,142
------------------------------------------------------------------------------
Biotechnology - 1.0%
   Amgen, Inc. *                                                14,000     951
------------------------------------------------------------------------------
Commercial Services - 1.9%
   McKesson Corp.                                               34,500   1,753
------------------------------------------------------------------------------
Computers - 5.5%
   Hewlett-Packard Co.                                          89,600   3,276
   IBM Corp.                                                    23,100   1,870
------------------------------------------------------------------------------
                                                                         5,146
------------------------------------------------------------------------------
Cosmetics/Personal Care - 2.4%
   Colgate-Palmolive Co.                                        37,000   2,215
------------------------------------------------------------------------------
Diversified Financial Services - 3.5%
   Lehman Brothers Holdings, Inc. +                             23,600   1,506
   UBS A.G.                                                     31,500   1,788
------------------------------------------------------------------------------
                                                                         3,294
------------------------------------------------------------------------------
Electric - 2.6%
   TXU Corp.                                                    35,900   2,377
------------------------------------------------------------------------------
Engineering & Construction - 2.9%
   ABB Ltd. ADR +                                              130,000   1,734
   Jacobs Engineering Group, Inc. *                             11,000     958
------------------------------------------------------------------------------
                                                                         2,692
------------------------------------------------------------------------------
Environmental Control - 1.6%
   Waste Management, Inc.                                       43,900   1,505
------------------------------------------------------------------------------
Food - 2.8%
   General Mills, Inc.                                          47,500   2,576
------------------------------------------------------------------------------
Healthcare - Services - 1.6%
   Laboratory Corp. of America Holdings *                       21,400   1,464
------------------------------------------------------------------------------
Insurance - 2.1%
   Prudential Financial, Inc.                                   27,000   1,982
------------------------------------------------------------------------------
Iron/Steel - 1.0%
   Allegheny Technologies, Inc.                                 16,100     923
------------------------------------------------------------------------------
Machinery - Construction & Mining - 1.4%
   Caterpillar, Inc.                                            20,200   1,340
------------------------------------------------------------------------------
Mining - 1.2%
   Freeport-McMoRan Copper & Gold, Inc., Class B +              19,000   1,106
------------------------------------------------------------------------------
Oil & Gas - 3.9%
   Marathon Oil Corp.                                           29,500   2,463
   Noble Energy, Inc.                                           22,500   1,112
------------------------------------------------------------------------------
                                                                         3,575
------------------------------------------------------------------------------
Oil & Gas Services - 1.5%
   Cameron International Corp. * +                              10,500     503
   Schlumberger Ltd.                                            14,500     889
------------------------------------------------------------------------------
                                                                         1,392
------------------------------------------------------------------------------
Pharmaceuticals - 8.8%
   AstraZeneca PLC ADR                                          45,500   2,964
   Gilead Sciences, Inc. *                                      17,500   1,109
   Merck & Co., Inc.                                            64,700   2,624
   Wyeth                                                        29,600   1,442
------------------------------------------------------------------------------
                                                                         8,139
------------------------------------------------------------------------------
Retail - 8.8%
   American Eagle Outfitters, Inc.                              59,400   2,295
   Costco Wholesale Corp.                                        8,500     398
   Kohl's Corp. *                                               42,000   2,625
   Office Depot, Inc. *                                         35,000   1,289
   Penney (J.C.) Co., Inc.                                      25,400   1,601
------------------------------------------------------------------------------
                                                                         8,208
------------------------------------------------------------------------------
Semiconductors - 4.9%
   Intersil Corp., Class A                                      37,400     948
   Micron Technology, Inc. *                                    69,000   1,192
   Taiwan Semiconductor Manufacturing Co. Ltd. ADR +            93,000     866
   Texas Instruments, Inc.                                      47,000   1,532
------------------------------------------------------------------------------
                                                                         4,538
------------------------------------------------------------------------------
Software - 7.2%
   BEA Systems, Inc. *                                         104,600   1,436
   IMS Health, Inc.                                             43,500   1,187
   Microsoft Corp.                                             114,000   2,929
   Oracle Corp. *                                               74,000   1,158
------------------------------------------------------------------------------
                                                                         6,710
------------------------------------------------------------------------------

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                    AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             NUMBER
                                                            OF SHARES   VALUE
-------------------------------------------------------------------------------
                                                                        (000S)
COMMON STOCKS - 96.1% - CONTINUED
Telecommunications - 10.8%
   Amdocs Ltd. *                                                40,500 $ 1,537
   America Movil S.A. de C.V. ADR, Series L                     46,100   1,720
   Cisco Systems, Inc. *                                       170,000   3,738
   Motorola, Inc.                                               61,900   1,447
   Nokia OYJ ADR                                                75,500   1,577
-------------------------------------------------------------------------------
                                                                        10,019
-------------------------------------------------------------------------------
Total Common Stocks
-------------------------------------------------------------------------------
(Cost $82,714)                                                          89,234

INVESTMENT COMPANY - 4.8%
   Northern Institutional Funds - Liquid Assets
     Portfolio /(1)/                                         4,440,340   4,440
-------------------------------------------------------------------------------
Total Investment Company
-------------------------------------------------------------------------------
(Cost $4,440)                                                            4,440

                                                            PRINCIPAL
                                                             AMOUNT     VALUE
-------------------------------------------------------------------------------
                                                             (000S)     (000S)
SHORT-TERM INVESTMENT - 5.2%
   ABN-Amro Bank, Amsterdam,
       Eurodollar Time Deposit
       5.29%, 9/1/06                                        $    4,793   4,793
-------------------------------------------------------------------------------
Total Short-Term Investment
-------------------------------------------------------------------------------
(Cost $4,793)                                                            4,793
-------------------------------------------------------------------------------
Total Investments - 106.1%
-------------------------------------------------------------------------------
(Cost $91,947)                                                          98,467
-------------------------------------------------------------------------------
   Liabilities less Other Assets - (6.1)%                               (5,683)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $92,784

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.
*   Non-Income Producing Security
+   Security is either wholly or partially on loan.

Federal Tax Information:

At August 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                        $91,947
-------------------------------------------------------------------------------
Gross tax appreciation of investments                                  $ 7,609
Gross tax depreciation of investments                                   (1,089)
-------------------------------------------------------------------------------
Net tax appreciation of investments                                    $ 6,520
-------------------------------------------------------------------------------

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   DIVERSIFIED GROWTH PORTFOLIO

                                                                NUMBER
                                                               OF SHARES VALUE
-------------------------------------------------------------------------------
                                                                         (000S)
COMMON STOCKS - 96.0%
Aerospace/Defense - 7.7%
   Boeing (The) Co.                                              4,475   $  335
   Lockheed Martin Corp.                                        10,300      851
   Northrop Grumman Corp.                                       11,575      773
   Raytheon Co.                                                 16,875      797
-------------------------------------------------------------------------------
                                                                          2,756
-------------------------------------------------------------------------------
Apparel - 0.8%
   NIKE, Inc., Class B                                           3,350      271
-------------------------------------------------------------------------------
Auto Parts & Equipment - 0.8%
   Autoliv, Inc.                                                 5,075      287
-------------------------------------------------------------------------------
Banks - 4.0%
   Bank of America Corp.                                        17,525      902
   Wachovia Corp.                                                9,525      520
-------------------------------------------------------------------------------
                                                                          1,422
-------------------------------------------------------------------------------
Beverages - 1.9%
   Pepsi Bottling Group, Inc.                                   19,825      694
-------------------------------------------------------------------------------
Biotechnology - 1.2%
   Biogen Idec, Inc. *                                          10,075      445
-------------------------------------------------------------------------------
Chemicals - 0.9%
   Rohm & Haas Co.                                               7,000      309
-------------------------------------------------------------------------------
Commercial Services - 1.9%
   Accenture Ltd., Class A                                      23,025      683
-------------------------------------------------------------------------------
Computers - 2.6%
   Hewlett-Packard Co.                                          25,825      944
-------------------------------------------------------------------------------
Diversified Financial Services - 7.8%
   Citigroup, Inc.                                              20,125      993
   Countrywide Financial Corp.                                   9,425      319
   Goldman Sachs Group, Inc.                                     5,025      747
   Lehman Brothers Holdings, Inc.                               11,850      756
-------------------------------------------------------------------------------
                                                                          2,815
-------------------------------------------------------------------------------
Food - 5.5%
   Campbell Soup Co.                                            13,700      515
   General Mills, Inc.                                          18,900    1,025
   Kraft Foods, Inc., Class A +                                 13,300      451
-------------------------------------------------------------------------------
                                                                          1,991
-------------------------------------------------------------------------------
Healthcare - Products - 1.2%
   Dade Behring Holdings, Inc.                                  10,975      444
-------------------------------------------------------------------------------
Healthcare - Services - 0.9%
   Aetna, Inc.                                                   8,975      335
-------------------------------------------------------------------------------
Insurance - 7.2%
   AMBAC Financial Group, Inc.                                   7,225      625
   American International Group, Inc.                            8,350      533
   Genworth Financial, Inc., Class A                            17,450      601
   Hartford Financial Services Group, Inc.                       6,000      515
   Prudential Financial, Inc.                                    4,400      323
-------------------------------------------------------------------------------
                                                                          2,597
-------------------------------------------------------------------------------
Iron/Steel - 1.3%
   Nucor Corp.                                                   9,525      466
-------------------------------------------------------------------------------
Leisure Time - 0.7%
   Harley-Davidson, Inc.                                         4,450      260
-------------------------------------------------------------------------------
Media - 2.0%
   Disney (Walt) Co.                                            24,075      714
-------------------------------------------------------------------------------
Mining - 1.8%
   Freeport-McMoRan Copper & Gold, Inc., Class B +              10,825      630
-------------------------------------------------------------------------------
Miscellaneous Manufacturing - 4.7%
   Eaton Corp.                                                  10,300      685
   General Electric Co.                                         12,025      410
   Tyco International Ltd.                                      22,125      578
-------------------------------------------------------------------------------
                                                                          1,673
-------------------------------------------------------------------------------
Oil & Gas - 10.3%
   Devon Energy Corp.                                            6,425      401
   EOG Resources, Inc.                                           9,500      616
   Exxon Mobil Corp.                                            23,925    1,619
   Marathon Oil Corp.                                            9,025      754
   Occidental Petroleum Corp.                                    6,425      328
-------------------------------------------------------------------------------
                                                                          3,718
-------------------------------------------------------------------------------
Oil & Gas Services - 0.7%
   Tidewater, Inc. +                                             5,425      258
-------------------------------------------------------------------------------
Pharmaceuticals - 9.5%
   AstraZeneca PLC ADR                                           4,275      278
   Cardinal Health, Inc.                                        14,150      954
   Endo Pharmaceuticals Holdings, Inc. *                         9,650      319
   Merck & Co., Inc.                                            17,000      689
   Pfizer, Inc.                                                 30,775      848
   Teva Pharmaceutical Industries Ltd. ADR                       9,225      321
-------------------------------------------------------------------------------
                                                                          3,409
-------------------------------------------------------------------------------
Retail - 7.9%
   Circuit City Stores, Inc.                                    10,750      254
   Kohl's Corp. *                                                6,800      425
   McDonald's Corp.                                             14,350      515
   Nordstrom, Inc.                                              18,075      675
   Office Depot, Inc. *                                         17,025      627

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                    AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             NUMBER
                                                            OF SHARES   VALUE
-------------------------------------------------------------------------------
                                                                        (000S)
COMMON STOCKS - 96.0% - CONTINUED
Retail - 7.9% - (continued)
   Penney (J.C.) Co., Inc.                                       5,300 $   334
-------------------------------------------------------------------------------
                                                                         2,830
-------------------------------------------------------------------------------
Semiconductors - 1.6%
   National Semiconductor Corp.                                 24,150     587
-------------------------------------------------------------------------------
Software - 2.0%
   Microsoft Corp.                                              27,250     700
-------------------------------------------------------------------------------
Telecommunications - 7.9%
   Cisco Systems, Inc. *                                        53,825   1,184
   Motorola, Inc.                                               37,975     888
   Nokia OYJ ADR                                                36,375     759
-------------------------------------------------------------------------------
                                                                         2,831
-------------------------------------------------------------------------------
Transportation - 1.2%
   Burlington Northern Santa Fe Corp.                            6,325     423
-------------------------------------------------------------------------------
Total Common Stocks
-------------------------------------------------------------------------------
(Cost $32,355)                                                          34,492

INVESTMENT COMPANIES - 8.4%
   Northern Institutional Funds - Liquid Assets
     Portfolio /(1)/                                         1,970,525   1,970
   Standard & Poor's Depository Receipts Trust, Series
     1 +                                                         7,300     954
   Technology Select Sector SPDR Fund                            4,375      93
-------------------------------------------------------------------------------
Total Investment Companies
-------------------------------------------------------------------------------
(Cost $2,990)                                                            3,017

                                                            PRINCIPAL
                                                             AMOUNT     VALUE
-------------------------------------------------------------------------------
                                                             (000S)     (000S)
SHORT-TERM INVESTMENT - 3.1%
   ABN-Amro Bank, Amsterdam, Eurodollar Time Deposit,
       5.29%, 9/1/06                                        $    1,127   1,127
-------------------------------------------------------------------------------
Total Short-Term Investment
-------------------------------------------------------------------------------
(Cost $1,127)                                                            1,127
-------------------------------------------------------------------------------
Total Investments - 107.5%
-------------------------------------------------------------------------------
(Cost $36,472)                                                          38,636
   Liabilities less Other Assets - (7.5)%                               (2,683)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $35,953

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.
*   Non-Income Producing Security
+   Security is either wholly or partially on loan.

Federal Tax Information:

At August 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                        $36,472
-------------------------------------------------------------------------------
Gross tax appreciation of investments                                  $ 2,901
Gross tax depreciation of investments                                     (737)
-------------------------------------------------------------------------------
Net tax appreciation of investments                                    $ 2,164
-------------------------------------------------------------------------------

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   EQUITY INDEX PORTFOLIO

                                                               NUMBER
                                                              OF SHARES VALUE
-------------------------------------------------------------------------------
                                                                        (000S)
COMMON STOCKS - 99.2%
Advertising - 0.2%
   Interpublic Group of Cos. (The), Inc. * +                    28,064  $   257
   Omnicom Group, Inc. +                                        10,899      953
-------------------------------------------------------------------------------
                                                                          1,210
-------------------------------------------------------------------------------
Aerospace/Defense - 2.1%
   Boeing (The) Co.                                             50,863    3,810
   General Dynamics Corp.                                       25,698    1,736
   Goodrich Corp.                                                7,826      305
   L-3 Communications Holdings, Inc.                             7,900      596
   Lockheed Martin Corp.                                        22,584    1,865
   Northrop Grumman Corp.                                       22,006    1,470
   Raytheon Co.                                                 28,304    1,336
   Rockwell Collins, Inc.                                       10,782      565
   United Technologies Corp.                                    64,228    4,028
-------------------------------------------------------------------------------
                                                                         15,711
-------------------------------------------------------------------------------
Agriculture - 1.9%
   Altria Group, Inc.                                          132,856   11,097
   Archer-Daniels-Midland Co.                                   41,606    1,713
   Reynolds American, Inc. +                                    11,626      757
   UST, Inc. +                                                  10,134      536
-------------------------------------------------------------------------------
                                                                         14,103
-------------------------------------------------------------------------------
Airlines - 0.1%
   Southwest Airlines Co.                                       45,030      780
-------------------------------------------------------------------------------
Apparel - 0.3%
   Coach, Inc. *                                                24,400      737
   Jones Apparel Group, Inc.                                     7,040      220
   Liz Claiborne, Inc. +                                         6,688      250
   NIKE, Inc., Class B                                          11,984      968
   VF Corp. +                                                    5,636      394
-------------------------------------------------------------------------------
                                                                          2,569
-------------------------------------------------------------------------------
Auto Manufacturers - 0.4%
   Ford Motor Co. +                                            121,410    1,016
   General Motors Corp. +                                       36,033    1,052
   Navistar International Corp. * +                              3,937       90
   PACCAR, Inc.                                                 15,996      875
-------------------------------------------------------------------------------
                                                                          3,033
-------------------------------------------------------------------------------
Auto Parts & Equipment - 0.1%
   Goodyear Tire & Rubber (The) Co. * +                         11,312      154
   Johnson Controls, Inc.                                       12,378      890
-------------------------------------------------------------------------------
                                                                          1,044
-------------------------------------------------------------------------------
Banks - 6.8%
   AmSouth Bancorp                                              21,961      629
   Bank of America Corp.                                       290,205   14,937
   Bank of New York Co. (The), Inc.                             49,094    1,657
   BB&T Corp.                                                   34,700    1,485
   Comerica, Inc.                                               10,359      593
   Commerce Bancorp, Inc. of New Jersey +                       11,800      393
   Compass Bancshares, Inc.                                      7,500      435
   Fifth Third Bancorp                                          36,056    1,419
   First Horizon National Corp. +                                7,772      297
   Huntington Bancshares, Inc. of Ohio +                        15,509      371
   KeyCorp +                                                    25,507      938
   M&T Bank Corp.                                                5,000      612
   Marshall & Ilsley Corp. +                                    13,454      627
   Mellon Financial Corp. +                                     25,918      965
   National City Corp.                                          34,520    1,194
   North Fork Bancorporation, Inc.                              29,527      810
   Northern Trust Corp. +                                       12,600      706
   PNC Financial Services Group, Inc.                           18,768    1,329
   Regions Financial Corp. +                                    28,735    1,034
   State Street Corp.                                           21,121    1,305
   SunTrust Banks, Inc.                                         23,156    1,769
   Synovus Financial Corp.                                      20,071      584
   U.S. Bancorp +                                              113,202    3,630
   Wachovia Corp.                                              102,303    5,589
   Wells Fargo & Co.                                           213,646    7,424
   Zions Bancorporation +                                        7,590      600
-------------------------------------------------------------------------------
                                                                         51,332
-------------------------------------------------------------------------------
Beverages - 2.2%
   Anheuser-Busch Cos., Inc.                                    49,158    2,427
   Brown-Forman Corp., Class B                                   5,250      404
   Coca-Cola (The) Co.                                         130,313    5,839
   Coca-Cola Enterprises, Inc. +                                19,413      433
   Constellation Brands, Inc., Class A * +                      12,600      344
   Molson Coors Brewing Co., Class B +                           3,596      253
   Pepsi Bottling Group, Inc.                                    8,371      293
   PepsiCo, Inc. +                                             105,129    6,863
-------------------------------------------------------------------------------
                                                                         16,856
-------------------------------------------------------------------------------
Biotechnology - 1.0%
   Amgen, Inc. *                                                75,027    5,097
   Biogen Idec, Inc. *                                          21,883      966
   Genzyme Corp. * +                                            16,557    1,096
   Medimmune, Inc. *                                            15,688      434

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                    AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER
                                                              OF SHARES VALUE
-------------------------------------------------------------------------------
                                                                        (000S)
COMMON STOCKS - 99.2% - CONTINUED
Biotechnology - 1.0% - (continued)
   Millipore Corp. * +                                           3,278  $   210
-------------------------------------------------------------------------------
                                                                          7,803
-------------------------------------------------------------------------------
Building Materials - 0.2%
   American Standard Companies, Inc. +                          11,152      466
   Masco Corp. +                                                25,688      704
-------------------------------------------------------------------------------
                                                                          1,170
-------------------------------------------------------------------------------
Chemicals - 1.5%
   Air Products & Chemicals, Inc. +                             14,064      932
   Ashland, Inc.                                                 4,387      277
   Dow Chemical (The) Co.                                       61,171    2,333
   du Pont (E.I.) de Nemours & Co.                              58,551    2,340
   Eastman Chemical Co. +                                        5,090      267
   Ecolab, Inc.                                                 11,508      513
   Hercules, Inc. *                                              7,337      115
   International Flavors & Fragrances, Inc. +                    5,084      202
   Monsanto Co.                                                 34,452    1,634
   PPG Industries, Inc.                                         10,434      661
   Praxair, Inc.                                                21,032    1,208
   Rohm & Haas Co. +                                             9,184      405
   Sherwin-Williams (The) Co. +                                  7,095      366
   Sigma-Aldrich Corp. +                                         4,293      312
-------------------------------------------------------------------------------
                                                                         11,565
-------------------------------------------------------------------------------
Coal - 0.1%
Consol Energy, Inc.                                             11,600      423
-------------------------------------------------------------------------------
Commercial Services - 0.7%
   Apollo Group, Inc., Class A *                                 8,901      447
   Convergys Corp. *                                             8,946      187
   Donnelley (R.R.) & Sons Co.                                  13,561      440
   Equifax, Inc.                                                 8,255      262
   H&R Block, Inc. +                                            20,638      434
   McKesson Corp.                                               19,348      983
   Monster Worldwide, Inc. *                                     8,187      334
   Moody's Corp. +                                              15,562      952
   Paychex, Inc.                                                22,116      794
   Robert Half International, Inc.                              10,547      326
-------------------------------------------------------------------------------
                                                                          5,159
-------------------------------------------------------------------------------
Computers - 3.8%
   Affiliated Computer Services, Inc., Class A *                 7,400      380
   Apple Computer, Inc. *                                       54,112    3,671
   Computer Sciences Corp. *                                    11,910      564
   Dell, Inc. *                                                144,443    3,257
   Electronic Data Systems Corp.                                32,761      781
   EMC Corp. of Massachusetts *                                150,345    1,752
   Hewlett-Packard Co.                                         177,439    6,487
   IBM Corp.                                                    98,584    7,982
   Lexmark International, Inc., Class A *                        6,707      376
   NCR Corp. * +                                                11,392      396
   Network Appliance, Inc. *                                    23,775      814
   SanDisk Corp. * +                                            12,400      731
   Sun Microsystems, Inc. *                                    222,426    1,110
   Unisys Corp. *                                               21,813      117
-------------------------------------------------------------------------------
                                                                         28,418
-------------------------------------------------------------------------------
Cosmetics/Personal Care - 2.1%
   Alberto-Culver Co.                                            4,831      238
   Avon Products, Inc.                                          28,290      812
   Colgate-Palmolive Co.                                        32,724    1,959
   Estee Lauder Cos. (The), Inc., Class A +                      7,500      276
   Procter & Gamble Co.                                        208,660   12,916
-------------------------------------------------------------------------------
                                                                         16,201
-------------------------------------------------------------------------------
Distribution/Wholesale - 0.1%
   Genuine Parts Co.                                            10,843      448
   Grainger (W.W.), Inc.                                         4,829      323
-------------------------------------------------------------------------------
                                                                            771
-------------------------------------------------------------------------------
Diversified Financial Services - 8.3%
   American Express Co.                                         78,464    4,122
   Ameriprise Financial, Inc.                                   15,392      704
   Bear Stearns Cos. (The), Inc.                                 7,649      997
   Capital One Financial Corp.                                  19,301    1,411
   Charles Schwab (The) Corp.                                   65,622    1,070
   Chicago Mercantile Exchange Holdings, Inc. +                  2,200      968
   CIT Group, Inc.                                              12,600      568
   Citigroup, Inc.                                             316,182   15,604
   Countrywide Financial Corp.                                  38,684    1,308
   E*TRADE Financial Corp. *                                    27,000      637
   Fannie Mae                                                   61,595    3,243
   Federated Investors, Inc., Class B +                          5,412      181
   Franklin Resources, Inc.                                      9,721      957
   Freddie Mac                                                  43,950    2,795
   Goldman Sachs Group, Inc.                                    27,505    4,089
   Janus Capital Group, Inc.                                    13,307      237
   JPMorgan Chase & Co.                                        220,944   10,088
   Legg Mason, Inc. +                                            8,301      758
   Lehman Brothers Holdings, Inc.                               34,060    2,173
   Merrill Lynch & Co., Inc.                                    58,703    4,316

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   EQUITY INDEX PORTFOLIO (continued)

                                                               NUMBER
                                                              OF SHARES VALUE
-------------------------------------------------------------------------------
                                                                        (000S)
COMMON STOCKS - 99.2% - CONTINUED
Diversified Financial Services - 8.3% - (continued)
   Morgan Stanley                                              68,130   $ 4,482
   Price (T. Rowe) Group, Inc.                                 17,372       765
   SLM Corp.                                                   26,484     1,285
-------------------------------------------------------------------------------
                                                                         62,758
-------------------------------------------------------------------------------
Electric - 3.2%
   AES Corp. *                                                 41,738       887
   Allegheny Energy, Inc. * +                                  10,285       429
   Ameren Corp. +                                              12,423       665
   American Electric Power Co.                                 24,717       902
   Centerpoint Energy, Inc. +                                  18,957       274
   CMS Energy Corp. *                                          12,783       187
   Consolidated Edison, Inc. +                                 15,421       712
   Constellation Energy Group, Inc.                            11,321       680
   Dominion Resources, Inc. of Virginia                        22,049     1,762
   DTE Energy Co. +                                            11,179       467
   Duke Energy Corp.                                           78,882     2,366
   Dynegy, Inc., Class A *                                     20,256       126
   Edison International                                        20,734       905
   Entergy Corp.                                               13,756     1,068
   Exelon Corp.                                                42,490     2,591
   FirstEnergy Corp.                                           20,995     1,198
   FPL Group, Inc. +                                           25,712     1,143
   PG&E Corp.                                                  22,096       926
   Pinnacle West Capital Corp. +                                6,291       289
   PPL Corp. +                                                 23,850       834
   Progress Energy, Inc. +                                     16,000       709
   Public Service Enterprise Group, Inc.                       15,939     1,116
   Southern (The) Co. +                                        48,099     1,648
   TECO Energy, Inc. +                                         12,916       204
   TXU Corp. +                                                 29,432     1,949
   Xcel Energy, Inc. +                                         25,685       534
-------------------------------------------------------------------------------
                                                                         24,571
-------------------------------------------------------------------------------
Electrical Components & Equipment - 0.4%
   American Power Conversion Corp. +                           11,010       193
   Emerson Electric Co.                                        26,047     2,140
   Molex, Inc. +                                                9,135       333
-------------------------------------------------------------------------------
                                                                          2,666
-------------------------------------------------------------------------------
Electronics - 0.5%
   Agilent Technologies, Inc. *                                27,026       869
   Applera Corp. - Applied Biosystems Group                    11,746       360
   Fisher Scientific International, Inc. *                      7,800       610
   Jabil Circuit, Inc.                                         11,200       301
   PerkinElmer, Inc.                                            7,900       146
   Sanmina-SCI Corp. *                                         33,873       115
   Solectron Corp. * +                                         57,759       181
   Symbol Technologies, Inc. +                                 16,207       195
   Tektronix, Inc.                                              5,149       146
   Thermo Electron Corp. * +                                   11,411       447
   Waters Corp. *                                               6,478       276
-------------------------------------------------------------------------------
                                                                          3,646
-------------------------------------------------------------------------------
Engineering & Construction - 0.1%
   Fluor Corp. +                                                5,491       475
-------------------------------------------------------------------------------
Entertainment - 0.1%
   International Game Technology +                             21,578       835
-------------------------------------------------------------------------------
Environmental Control - 0.2%
   Allied Waste Industries, Inc. * +                           14,854       154
   Waste Management, Inc.                                      34,842     1,194
-------------------------------------------------------------------------------
                                                                          1,348
-------------------------------------------------------------------------------
Food - 1.5%
   Campbell Soup Co.                                           11,762       442
   ConAgra Foods, Inc.                                         32,787       780
   Dean Foods Co. * +                                           8,700       345
   General Mills, Inc.                                         22,641     1,228
   Heinz (H.J.) Co.                                            21,269       890
   Hershey Foods Co.                                           11,222       605
   Kellogg Co.                                                 15,468       784
   Kroger Co.                                                  46,058     1,097
   McCormick & Co., Inc.                                        8,500       309
   Safeway, Inc.                                               28,642       886
   Sara Lee Corp.                                              48,331       804
   SUPERVALU, Inc. +                                           12,941       370
   Sysco Corp.                                                 39,080     1,227
   Tyson Foods, Inc., Class A +                                16,000       236
   Whole Foods Market, Inc. +                                   9,000       482
   Wrigley (Wm.) Jr. Co.                                       14,046       652
-------------------------------------------------------------------------------
                                                                         11,137
-------------------------------------------------------------------------------
Forest Products & Paper - 0.4%
   International Paper Co. +                                   30,997     1,078
   Louisiana-Pacific Corp. +                                    6,738       132
   MeadWestvaco Corp.                                          11,629       297
   Plum Creek Timber Co., Inc.                                 11,789       411
   Temple-Inland, Inc.                                          6,948       309
   Weyerhaeuser Co. +                                          16,169     1,002
-------------------------------------------------------------------------------
                                                                          3,229
-------------------------------------------------------------------------------

EQUITY PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                    AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              NUMBER
                                                             OF SHARES VALUE
------------------------------------------------------------------------------
                                                                       (000S)
COMMON STOCKS - 99.2% - CONTINUED
Gas - 0.2%
   KeySpan Corp.                                               11,108  $   455
   NICOR, Inc. +                                                2,952      129
   NiSource, Inc.                                              17,135      363
   Peoples Energy Corp. +                                       1,978       84
   Sempra Energy +                                             16,472      819
------------------------------------------------------------------------------
                                                                         1,850
------------------------------------------------------------------------------
Hand/Machine Tools - 0.1%
   Black & Decker Corp. +                                       4,850      357
   Snap-On, Inc. +                                              3,723      163
   Stanley Works (The)                                          4,568      216
------------------------------------------------------------------------------
                                                                           736
------------------------------------------------------------------------------
Healthcare - Products - 3.2%
   Bard (C.R.), Inc.                                            6,480      487
   Bausch & Lomb, Inc. +                                        3,553      172
   Baxter International, Inc.                                  41,635    1,848
   Becton, Dickinson & Co. +                                   15,497    1,080
   Biomet, Inc.                                                16,075      526
   Boston Scientific Corp. * +                                 77,228    1,347
   Johnson & Johnson                                          188,338   12,178
   Medtronic, Inc. +                                           76,795    3,602
   Patterson Cos., Inc. * +                                     8,900      274
   St. Jude Medical, Inc. *                                    22,946      835
   Stryker Corp. +                                             18,436      886
   Zimmer Holdings, Inc. *                                     15,785    1,073
------------------------------------------------------------------------------
                                                                        24,308
------------------------------------------------------------------------------
Healthcare - Services - 1.8%
   Aetna, Inc.                                                 36,044    1,343
   Coventry Health Care, Inc. *                                10,075      546
   HCA, Inc. +                                                 25,957    1,280
   Health Management Associates, Inc., Class A                 15,428      323
   Humana, Inc. *                                              10,390      633
   Laboratory Corp. of America Holdings *                       7,800      534
   Manor Care, Inc. +                                           5,039      263
   Quest Diagnostics, Inc. +                                   10,236      658
   Tenet Healthcare Corp. * +                                  29,928      236
   UnitedHealth Group, Inc.                                    85,652    4,450
   WellPoint, Inc. *                                           40,602    3,143
------------------------------------------------------------------------------
                                                                        13,409
------------------------------------------------------------------------------
Home Builders - 0.2%
   Centex Corp. +                                               7,734      394
   D.R. Horton, Inc.                                           17,500      384
   KB Home +                                                    4,828      206
   Lennar Corp., Class A                                        9,000      404
   Pulte Homes, Inc. +                                         13,432      398
------------------------------------------------------------------------------
                                                                         1,786
------------------------------------------------------------------------------
Home Furnishings - 0.1%
   Harman International Industries, Inc.                        4,200      341
   Whirlpool Corp.                                              4,930      399
------------------------------------------------------------------------------
                                                                           740
------------------------------------------------------------------------------
Household Products/Wares - 0.5%
   Avery Dennison Corp. +                                       6,638      411
   Clorox Co.                                                   9,415      563
   Fortune Brands, Inc. +                                       9,205      668
   Kimberly-Clark Corp.                                        29,360    1,865
------------------------------------------------------------------------------
                                                                         3,507
------------------------------------------------------------------------------
Housewares - 0.1%
   Newell Rubbermaid, Inc. +                                   17,461      471
------------------------------------------------------------------------------
Insurance - 4.9%
   ACE Ltd.                                                    20,817    1,121
   Aflac, Inc.                                                 31,479    1,419
   Allstate (The) Corp.                                        40,375    2,339
   AMBAC Financial Group, Inc.                                  6,703      580
   American International Group, Inc.                         165,149   10,540
   AON Corp.                                                   20,134      696
   Chubb Corp.                                                 26,386    1,323
   CIGNA Corp.                                                  7,607      860
   Cincinnati Financial Corp.                                  10,930      510
   Genworth Financial, Inc., Class A                           23,600      813
   Hartford Financial Services Group, Inc.                     19,298    1,657
   Lincoln National Corp. +                                    17,998    1,092
   Loews Corp.                                                 26,238    1,010
   Marsh & McLennan Cos., Inc.                                 34,810      911
   MBIA, Inc. +                                                 8,464      522
   Metlife, Inc.                                               48,244    2,655
   MGIC Investment Corp. +                                      5,527      320
   Principal Financial Group, Inc.                             17,511      932
   Progressive (The) Corp.                                     49,828    1,225
   Prudential Financial, Inc.                                  31,299    2,298
   SAFECO Corp.                                                 7,476      431
   St. Paul Travelers Cos. (The), Inc.                         44,271    1,943
   Torchmark Corp. +                                            6,294      392
   UnumProvident Corp. +                                       19,163      363
   XL Capital Ltd., Class A +                                  11,134      731
------------------------------------------------------------------------------
                                                                        36,683
------------------------------------------------------------------------------

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   EQUITY INDEX PORTFOLIO (continued)

                                                              NUMBER
                                                             OF SHARES VALUE
------------------------------------------------------------------------------
                                                                       (000S)
COMMON STOCKS - 99.2% - CONTINUED
Internet - 1.5%
   Amazon.com, Inc. * +                                        19,715  $   608
   eBay, Inc. *                                                73,528    2,048
   Google, Inc., Class A *                                     13,112    4,963
   Symantec Corp. *                                            65,871    1,228
   VeriSign, Inc. *                                            15,600      316
   Yahoo!, Inc. *                                              79,730    2,298
------------------------------------------------------------------------------
                                                                        11,461
------------------------------------------------------------------------------
Iron/Steel - 0.2%
   Allegheny Technologies, Inc. +                               5,578      320
   Nucor Corp.                                                 19,844      970
   United States Steel Corp. +                                  7,975      464
------------------------------------------------------------------------------
                                                                         1,754
------------------------------------------------------------------------------
Leisure Time - 0.3%
   Brunswick Corp. +                                            6,035      173
   Carnival Corp. +                                            27,668    1,159
   Harley-Davidson, Inc. +                                     17,028      996
   Sabre Holdings Corp., Class A +                              8,558      188
------------------------------------------------------------------------------
                                                                         2,516
------------------------------------------------------------------------------
Lodging - 0.4%
   Harrah's Entertainment, Inc.                                11,880      741
   Hilton Hotels Corp.                                         20,938      533
   Marriott International, Inc., Class A +                     20,700      779
   Starwood Hotels & Resorts Worldwide, Inc.                   13,811      736
   Wyndham Worldwide Corp. *                                   12,748      373
------------------------------------------------------------------------------
                                                                         3,162
------------------------------------------------------------------------------
Machinery - Construction & Mining - 0.4%
   Caterpillar, Inc.                                           42,572    2,825
------------------------------------------------------------------------------
Machinery - Diversified - 0.3%
   Cummins, Inc. +                                              2,946      338
   Deere & Co. +                                               14,895    1,163
   Rockwell Automation, Inc. +                                 11,269      636
------------------------------------------------------------------------------
                                                                         2,137
------------------------------------------------------------------------------
Media - 3.1%
   CBS Corp., Class B                                          49,173    1,404
   Clear Channel Communications, Inc.                          31,778      923
   Comcast Corp., Class A * +                                 134,369    4,703
   Disney (Walt) Co.                                          139,586    4,139
   Dow Jones & Co., Inc. +                                      3,751      135
   Gannett Co., Inc.                                           14,946      850
   McGraw-Hill Cos. (The), Inc.                                22,728    1,271
   Meredith Corp. +                                             2,736      129
   New York Times Co., Class A +                                9,189      207
   News Corp., Class A                                        150,500    2,864
   Scripps (E.W.) Co., Class A                                  5,400      246
   Time Warner, Inc.                                          258,626    4,298
   Tribune Co. +                                               13,931      435
   Univision Communications, Inc., Class A * +                 14,191      490
   Viacom, Inc., Class B *                                     45,873    1,665
------------------------------------------------------------------------------
                                                                        23,759
------------------------------------------------------------------------------
Mining - 0.7%
   Alcoa, Inc.                                                 55,373    1,583
   Freeport-McMoRan Copper & Gold, Inc., Class B +             11,995      698
   Newmont Mining Corp.                                        28,533    1,462
   Phelps Dodge Corp.                                          13,024    1,166
   Vulcan Materials Co. +                                       6,347      499
------------------------------------------------------------------------------
                                                                         5,408
------------------------------------------------------------------------------
Miscellaneous Manufacturing - 5.1%
   3M Co.                                                      47,920    3,436
   Cooper Industries Ltd., Class A +                            5,815      476
   Danaher Corp.                                               15,004      995
   Dover Corp.                                                 12,840      624
   Eastman Kodak Co. +                                         18,437      392
   Eaton Corp.                                                  9,460      629
   General Electric Co.                                       661,323   22,525
   Honeywell International, Inc.                               52,639    2,038
   Illinois Tool Works, Inc.                                   26,374    1,158
   Ingersoll-Rand Co. Ltd., Class A                            21,050      800
   ITT Corp.                                                   11,648      570
   Leggett & Platt, Inc. +                                     11,716      270
   Pall Corp. +                                                 7,891      215
   Parker Hannifin Corp.                                        7,647      566
   Textron, Inc.                                                8,279      694
   Tyco International Ltd. +                                  129,583    3,389
------------------------------------------------------------------------------
                                                                        38,777
------------------------------------------------------------------------------
Office/Business Equipment - 0.2%
   Pitney Bowes, Inc. +                                        14,035      612
   Xerox Corp. *                                               62,758      929
------------------------------------------------------------------------------
                                                                         1,541
------------------------------------------------------------------------------
Oil & Gas - 8.0%
   Anadarko Petroleum Corp.                                    29,136    1,367
   Apache Corp.                                                20,974    1,369
   Chesapeake Energy Corp. +                                   26,000      821

EQUITY PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                    AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              NUMBER
                                                             OF SHARES VALUE
------------------------------------------------------------------------------
                                                                       (000S)
COMMON STOCKS - 99.2% - CONTINUED
Oil & Gas - 8.0% - (continued)
   Chevron Corp.                                              140,953  $ 9,077
   ConocoPhillips                                             105,034    6,662
   Devon Energy Corp.                                          27,950    1,747
   EOG Resources, Inc.                                         15,338      994
   Exxon Mobil Corp.                                          384,810   26,040
   Hess Corp.                                                  15,113      692
   Marathon Oil Corp.                                          23,078    1,927
   Murphy Oil Corp.                                            10,700      523
   Nabors Industries Ltd. * +                                  19,706      648
   Noble Corp. +                                                8,887      581
   Occidental Petroleum Corp.                                  54,468    2,777
   Rowan Cos., Inc. +                                           7,003      240
   Sunoco, Inc.                                                 8,868      638
   Transocean, Inc. *                                          20,612    1,376
   Valero Energy Corp.                                         39,100    2,244
   XTO Energy, Inc.                                            23,133    1,059
------------------------------------------------------------------------------
                                                                        60,782
------------------------------------------------------------------------------
Oil & Gas Services - 1.4%
   Baker Hughes, Inc.                                          21,703    1,545
   BJ Services Co.                                             20,590      706
   Halliburton Co.                                             65,686    2,142
   National-Oilwell Varco, Inc. *                              11,100      725
   Schlumberger Ltd.                                           75,086    4,603
   Weatherford International Ltd. *                            22,300      959
------------------------------------------------------------------------------
                                                                        10,680
------------------------------------------------------------------------------
Packaging & Containers - 0.1%
   Ball Corp. +                                                 6,628      267
   Bemis Co. +                                                  6,652      215
   Pactiv Corp. *                                               8,882      238
   Sealed Air Corp. +                                           5,244      272
------------------------------------------------------------------------------
                                                                           992
------------------------------------------------------------------------------
Pharmaceuticals - 6.3%
   Abbott Laboratories                                         97,086    4,728
   Allergan, Inc. +                                             9,773    1,120
   AmerisourceBergen Corp.                                     13,182      582
   Barr Pharmaceuticals, Inc. *                                 6,800      384
   Bristol-Myers Squibb Co. +                                 124,995    2,719
   Cardinal Health, Inc.                                       26,723    1,802
   Caremark Rx, Inc.                                           28,100    1,628
   Express Scripts, Inc. *                                      8,700      731
   Forest Laboratories, Inc. *                                 20,769    1,038
   Gilead Sciences, Inc. *                                     28,948    1,835
   Hospira, Inc. *                                              9,888      362
   King Pharmaceuticals, Inc. *                                15,338      249
   Lilly (Eli) & Co.                                           71,873    4,020
   Medco Health Solutions, Inc. *                              19,163    1,214
   Merck & Co., Inc. +                                        138,840    5,630
   Mylan Laboratories, Inc. +                                  13,300      270
   Pfizer, Inc.                                               466,021   12,844
   Schering-Plough Corp.                                       94,252    1,975
   Watson Pharmaceuticals, Inc. * +                             6,552      168
   Wyeth                                                       85,614    4,169
------------------------------------------------------------------------------
                                                                        47,468
------------------------------------------------------------------------------
Pipelines - 0.3%
   El Paso Corp. +                                             44,178      641
   Kinder Morgan, Inc.                                          6,650      694
   Williams Cos. (The), Inc. +                                 38,118      939
------------------------------------------------------------------------------
                                                                         2,274
------------------------------------------------------------------------------
Real Estate - 0.0%
   Realogy Corp. *                                             15,935      341
------------------------------------------------------------------------------
Real Estate Investment Trusts - 1.0%
   Apartment Investment & Management Co., Class A               6,200      318
   Archstone-Smith Trust +                                     13,200      702
   Boston Properties, Inc.                                      6,100      620
   Equity Office Properties Trust +                            23,271      863
   Equity Residential                                          18,297      912
   Kimco Realty Corp.                                          12,900      536
   ProLogis                                                    15,434      871
   Public Storage, Inc. +                                       6,482      562
   Simon Property Group, Inc. +                                11,686      991
   Vornado Realty Trust +                                       7,800      826
------------------------------------------------------------------------------
                                                                         7,201
------------------------------------------------------------------------------
Retail - 5.5%
   Autonation, Inc. * +                                         9,411      183
   Autozone, Inc. *                                             3,319      300
   Bed Bath & Beyond, Inc. *                                   17,937      605
   Best Buy Co., Inc.                                          25,622    1,204
   Big Lots, Inc. * +                                           7,257      133
   Circuit City Stores, Inc. +                                  9,619      227
   Costco Wholesale Corp. +                                    29,991    1,403
   CVS Corp.                                                   52,030    1,746
   Darden Restaurants, Inc. +                                   8,154      289
   Dillard's, Inc., Class A +                                   3,934      123

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 6 EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
  EQUITY INDEX PORTFOLIO (continued)

                                                               NUMBER
                                                              OF SHARES VALUE
-------------------------------------------------------------------------------
                                                                        (000S)
COMMON STOCKS - 99.2% - CONTINUED
Retail - 5.5% - (continued)
   Dollar General Corp.                                         19,713  $   254
   Family Dollar Stores, Inc.                                    9,962      255
   Federated Department Stores, Inc. +                          35,366    1,343
   Gap (The), Inc.                                              34,935      587
   Home Depot (The), Inc.                                      131,463    4,508
   Kohl's Corp. *                                               21,646    1,353
   Limited Brands +                                             22,013      566
   Lowe's Cos., Inc.                                            98,714    2,671
   McDonald's Corp.                                             79,275    2,846
   Nordstrom, Inc.                                              13,680      511
   Office Depot, Inc. *                                         18,359      676
   OfficeMax, Inc.                                               4,524      188
   Penney (J.C.) Co., Inc. (Holding Co.)                        15,000      946
   RadioShack Corp. +                                            8,658      156
   Sears Holdings Corp. * +                                      6,156      887
   Staples, Inc.                                                46,297    1,044
   Starbucks Corp. * +                                          48,826    1,514
   Target Corp.                                                 54,930    2,658
   Tiffany & Co.                                                 8,801      278
   TJX Cos., Inc.                                               28,830      771
   Wal-Mart Stores, Inc.                                       159,035    7,112
   Walgreen Co.                                                 64,230    3,177
   Wendy's International, Inc.                                   7,305      467
   Yum! Brands, Inc. +                                          17,330      847
-------------------------------------------------------------------------------
                                                                         41,828
-------------------------------------------------------------------------------
Savings & Loans - 0.6%
   Golden West Financial Corp.                                  16,262    1,228
   Sovereign Bancorp, Inc. +                                    23,580      491
   Washington Mutual, Inc.                                      61,143    2,561
-------------------------------------------------------------------------------
                                                                          4,280
-------------------------------------------------------------------------------
Semiconductors - 2.8%
   Advanced Micro Devices, Inc. * +                             31,044      776
   Altera Corp. * +                                             23,007      465
   Analog Devices, Inc. +                                       22,837      700
   Applied Materials, Inc.                                      99,497    1,680
   Broadcom Corp., Class A *                                    29,274      862
   Freescale Semiconductor, Inc., Class B *                     25,616      792
   Intel Corp.                                                 369,929    7,228
   Kla-Tencor Corp. +                                           12,611      554
   Linear Technology Corp. +                                    19,262      655
   LSI Logic Corp. * +                                          25,241      203
   Maxim Integrated Products, Inc.                              20,417      594
   Micron Technology, Inc. *                                    45,880      793
   National Semiconductor Corp. +                               21,304      517
   Novellus Systems, Inc. * +                                    8,121      227
   NVIDIA Corp. *                                               22,430      653
   PMC--Sierra, Inc. * +                                        13,118       90
   QLogic Corp. *                                               10,278      189
   Teradyne, Inc. * +                                           12,758      179
   Texas Instruments, Inc.                                      99,095    3,229
   Xilinx, Inc.                                                 21,836      499
-------------------------------------------------------------------------------
                                                                         20,885
-------------------------------------------------------------------------------
Software - 3.7%
   Adobe Systems, Inc. *                                        38,014    1,233
   Autodesk, Inc. *                                             14,676      510
   Automatic Data Processing, Inc.                              36,659    1,730
   BMC Software, Inc. *                                         13,699      365
   Citrix Systems, Inc. *                                       11,569      355
   Computer Associates International, Inc. +                    28,809      679
   Compuware Corp. * +                                          24,372      185
   Electronic Arts, Inc. *                                      19,450      991
   First Data Corp.                                             48,661    2,091
   Fiserv, Inc. * +                                             11,674      516
   IMS Health, Inc. +                                           12,797      349
   Intuit, Inc. *                                               21,698      656
   Microsoft Corp.                                             549,092   14,106
   Novell, Inc. * +                                             21,541      144
   Oracle Corp. *                                              247,709    3,877
   Parametric Technology Corp. * +                               7,092      114
-------------------------------------------------------------------------------
                                                                         27,901
-------------------------------------------------------------------------------
Telecommunications - 6.2%
   ADC Telecommunications, Inc. *                                7,418      101
   Alltel Corp.                                                 24,741    1,341
   Andrew Corp. * +                                             10,186       94
   AT&T, Inc. +                                                247,263    7,697
   Avaya, Inc. * +                                              25,951      271
   BellSouth Corp.                                             115,056    4,685
   CenturyTel, Inc. +                                            7,378      294
   Ciena Corp. * +                                              37,406      148
   Cisco Systems, Inc. *                                       388,236    8,537
   Citizens Communications Co.                                  20,434      282
   Comverse Technology, Inc. * +                                12,967      271
   Corning, Inc. *                                              99,026    2,202
   Embarq Corp. *                                                9,675      456

EQUITY PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                    AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             NUMBER
                                                            OF SHARES   VALUE
-------------------------------------------------------------------------------
                                                                        (000S)
COMMON STOCKS - 99.2% - CONTINUED
Telecommunications - 6.2% - (continued)
   JDS Uniphase Corp. * +                                      108,050 $    245
   Juniper Networks, Inc. *                                     36,000      528
   Lucent Technologies, Inc. *                                 282,794      659
   Motorola, Inc.                                              157,106    3,673
   QUALCOMM, Inc.                                              106,582    4,015
   Qwest Communications International, Inc. * +                 99,603      878
   Sprint Nextel Corp.                                         189,410    3,205
   Tellabs, Inc. *                                              28,562      291
   Verizon Communications, Inc. +                              185,546    6,528
   Windstream Corp.                                             30,184      399
-------------------------------------------------------------------------------
                                                                         46,800
-------------------------------------------------------------------------------
Textiles - 0.0%
   Cintas Corp.                                                  8,823      327
-------------------------------------------------------------------------------
Toys, Games & Hobbies - 0.1%
   Hasbro, Inc.                                                 10,871      221
   Mattel, Inc.                                                 24,417      460
-------------------------------------------------------------------------------
                                                                            681
-------------------------------------------------------------------------------
Transportation - 1.6%
   Burlington Northern Santa Fe Corp.                           23,138    1,549
   CSX Corp.                                                    27,976      846
   FedEx Corp.                                                  19,438    1,964
   Norfolk Southern Corp.                                       26,407    1,128
   Ryder System, Inc. +                                          3,849      190
   Union Pacific Corp.                                          17,160    1,379
   United Parcel Service, Inc., Class B                         69,007    4,834
-------------------------------------------------------------------------------
                                                                         11,890
-------------------------------------------------------------------------------
Total Common Stocks
-------------------------------------------------------------------------------
(Cost $591,925)                                                         749,973

INVESTMENT COMPANY - 6.2%
   Northern Institutional Funds - Liquid Assets
     Portfolio /(1)/                                        46,548,661   46,549
-------------------------------------------------------------------------------
Total Investment Company
-------------------------------------------------------------------------------
(Cost $46,549)                                                           46,549

                                                            PRINCIPAL
                                                             AMOUNT    VALUE
-------------------------------------------------------------------------------
                                                             (000S)    (000S)
SHORT-TERM INVESTMENTS - 0.6%
ABN-Amro Bank, Amsterdam, Netherlands,
   Eurodollar Time Deposit,
       5.29%, 9/1/06                                         $3,804   $  3,804
   U.S. Treasury Bill, /(2)/
       4.72%, 9/21/06                                           940        937
-------------------------------------------------------------------------------
Total Short-Term Investments
-------------------------------------------------------------------------------
(Cost $4,741)                                                            4,741
-------------------------------------------------------------------------------
Total Investments - 106.0%
-------------------------------------------------------------------------------
(Cost $643,215)                                                        801,263
   Liabilities less Other Assets - (6.0)%                              (45,021)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                   $756,242

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.
/(2)/ Security pledged as collateral to cover margin requirements for open futures contracts.
*   Non-Income Producing Security
+   Security is either wholly or partially on loan.

At August 31, 2006, the Equity Index Portfolio had open futures contracts as follows:

                              NOTIONAL                            UNREALIZED
                 NUMBER OF     AMOUNT     CONTRACT    CONTRACT       GAIN
TYPE             CONTRACTS     (000S)     POSITION      EXP.        (000S)
----            -----------  ----------  ----------  ----------  -------------
S&P 500             18         $5,875       Long        9/06         $204

Federal Tax Information:

At August 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                       $643,215
-------------------------------------------------------------------------------
Gross tax appreciation of investments                                 $174,696
Gross tax depreciation of investments                                  (16,648)
-------------------------------------------------------------------------------
Net tax appreciation of investments                                   $158,048
-------------------------------------------------------------------------------

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 8 EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
  BALANCED PORTFOLIO

                                                                NUMBER
                                                               OF SHARES VALUE
-------------------------------------------------------------------------------
                                                                         (000S)
COMMON STOCKS - 60.2%
Aerospace/Defense - 4.8%
   Boeing (The) Co.                                              9,550   $  715
   Lockheed Martin Corp.                                        22,450    1,855
   Northrop Grumman Corp.                                       25,025    1,672
   Raytheon Co.                                                 36,625    1,729
-------------------------------------------------------------------------------
                                                                          5,971
-------------------------------------------------------------------------------
Apparel - 0.5%
   NIKE, Inc., Class B                                           7,250      585
-------------------------------------------------------------------------------
Auto Parts & Equipment - 0.5%
   Autoliv, Inc.                                                11,000      622
-------------------------------------------------------------------------------
Banks - 2.5%
   Bank of America Corp.                                        37,800    1,946
   Wachovia Corp.                                               20,450    1,117
-------------------------------------------------------------------------------
                                                                          3,063
-------------------------------------------------------------------------------
Beverages - 1.2%
   Pepsi Bottling Group, Inc.                                   42,500    1,488
-------------------------------------------------------------------------------
Biotechnology - 0.8%
   Biogen Idec, Inc. *                                          21,675      957
-------------------------------------------------------------------------------
Chemicals - 0.5%
   Rohm & Haas Co.                                              15,225      671
-------------------------------------------------------------------------------
Commercial Services - 1.2%
   Accenture Ltd., Class A                                      49,675    1,473
-------------------------------------------------------------------------------
Computers - 1.7%
   Hewlett-Packard Co.                                          55,750    2,038
-------------------------------------------------------------------------------
Diversified Financial Services - 4.9%
   Citigroup, Inc.                                              43,575    2,150
   Countrywide Financial Corp.                                  20,250      685
   Goldman Sachs Group, Inc.                                    10,850    1,613
   Lehman Brothers Holdings, Inc.                               25,575    1,632
-------------------------------------------------------------------------------
                                                                          6,080
-------------------------------------------------------------------------------
Food - 3.5%
   Campbell Soup Co.                                            28,925    1,087
   General Mills, Inc.                                          40,850    2,215
   Kraft Foods, Inc., Class A +                                 28,650      971
-------------------------------------------------------------------------------
                                                                          4,273
-------------------------------------------------------------------------------
Healthcare - Products - 0.8%
   Dade Behring Holdings, Inc. +                                23,625      957
-------------------------------------------------------------------------------
Healthcare - Services - 0.6%
   Aetna, Inc.                                                  18,500      689
-------------------------------------------------------------------------------
Insurance - 4.5%
   AMBAC Financial Group, Inc.                                  15,650    1,355
   American International Group, Inc.                           17,825    1,137
   Genworth Financial, Inc., Class A                            37,575    1,294
   Hartford Financial Services Group, Inc.                      12,750    1,095
   Prudential Financial, Inc.                                    9,425      692
-------------------------------------------------------------------------------
                                                                          5,573
-------------------------------------------------------------------------------
Iron/Steel - 0.8%
   Nucor Corp.                                                  20,200      987
-------------------------------------------------------------------------------
Leisure Time - 0.5%
   Harley-Davidson, Inc. +                                       9,675      566
-------------------------------------------------------------------------------
Media - 1.2%
   Disney (Walt) Co.                                            51,925    1,539
-------------------------------------------------------------------------------
Mining - 1.1%
   Freeport-McMoRan Copper & Gold, Inc.,
   Class B +                                                    23,225    1,352
-------------------------------------------------------------------------------
Miscellaneous Manufacturing - 2.9%
   Eaton Corp.                                                  22,275    1,481
   General Electric Co.                                         26,275      895
   Tyco International Ltd.                                      47,450    1,241
-------------------------------------------------------------------------------
                                                                          3,617
-------------------------------------------------------------------------------
Oil & Gas - 6.5%
   Devon Energy Corp.                                           14,025      876
   EOG Resources, Inc.                                          20,300    1,316
   Exxon Mobil Corp.                                            51,575    3,490
   Marathon Oil Corp.                                           18,750    1,566
   Occidental Petroleum Corp.                                   13,850      706
-------------------------------------------------------------------------------
                                                                          7,954
-------------------------------------------------------------------------------
Oil & Gas Services - 0.4%
   Tidewater, Inc. +                                            11,550      550
-------------------------------------------------------------------------------
Pharmaceuticals - 6.0%
   AstraZeneca PLC ADR                                           9,300      606
   Cardinal Health, Inc.                                        30,450    2,053
   Endo Pharmaceuticals Holdings, Inc. *                        20,700      684
   Merck & Co., Inc.                                            36,375    1,475
   Pfizer, Inc.                                                 66,425    1,831
   Teva Pharmaceutical Industries Ltd. ADR                      19,750      686
-------------------------------------------------------------------------------
                                                                          7,335
-------------------------------------------------------------------------------
Retail - 5.0%
   Circuit City Stores, Inc.                                    22,875      540
   Kohl's Corp. *                                               14,600      913
   McDonald's Corp.                                             33,100    1,189
   Nordstrom, Inc.                                              38,800    1,449
   Office Depot, Inc. *                                         36,950    1,361

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                    AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER
                                                              OF SHARES VALUE
-------------------------------------------------------------------------------
                                                                        (000S)
COMMON STOCKS - 60.2% - CONTINUED
Retail - 5.0% - (continued)
   Penney (J.C.) Co., Inc.                                      11,425  $   720
-------------------------------------------------------------------------------
                                                                          6,172
-------------------------------------------------------------------------------
Semiconductors - 1.0%
   National Semiconductor Corp.                                 52,075    1,265
-------------------------------------------------------------------------------
Software - 1.2%
   Microsoft Corp.                                              58,450    1,502
-------------------------------------------------------------------------------
Telecommunications - 4.9%
   Cisco Systems, Inc. *                                       116,025    2,551
   Motorola, Inc.                                               81,675    1,910
   Nokia OYJ ADR                                                78,000    1,629
-------------------------------------------------------------------------------
                                                                          6,090
-------------------------------------------------------------------------------
Transportation - 0.7%
   Burlington Northern Santa Fe Corp.                           13,625      912
-------------------------------------------------------------------------------
Total Common Stocks
-------------------------------------------------------------------------------
(Cost $69,579)                                                           74,281

PREFERRED STOCKS - 0.4%
Diversified Financial Services - 0.2%
   Merrill Lynch & Co., Inc. * +                                 9,250      238
-------------------------------------------------------------------------------
Insurance - 0.2%
   Metlife, Inc. * +                                             8,075      206
-------------------------------------------------------------------------------
Total Preferred Stocks
-------------------------------------------------------------------------------
(Cost $437)                                                                 444

                                                              PRINCIPAL
                                                               AMOUNT   VALUE
-------------------------------------------------------------------------------
                                                               (000S)   (000S)
ASSET-BACKED SECURITIES - 6.0%
Automobile - 1.8%
   Chase Manhattan Auto Owner Trust, Series 2005-A,
     Class A3,
       3.87%, 6/15/09                                         $    250      246
   Daimler Chrysler Auto Trust, Series 2005-A, Class A4,
       3.74%, 2/8/10                                               420      411
   Honda Auto Receivables Owner Trust, Series 2005-3,
     Class A3,
       3.87%, 4/20/09                                              260      257
   Nissan Auto Receivables Owner Trust, Series 2005-A,
     Class A4,
       3.82%, 7/15/10                                              420      411
   USAA Auto Owner Trust, Series 2005-4, Class A4,
       4.89%, 8/15/12                                              420      418
   WFS Financial Owner Trust, Series 2004-2, Class A4,
       3.54%, 11/21/11                                             200      197
   WFS Financial Owner Trust, Series 2005-3, Class A3A,
       4.25%, 6/17/10                                              290      287
-------------------------------------------------------------------------------
                                                                          2,227
-------------------------------------------------------------------------------
Commercial Mortgage Services - 4.0%
   Chase Manhattan Bank-First Union National Bank,
     Series 1999-1, Class A2,
       7.44%, 8/15/31                                              175      184
   Commercial Mortgage Acceptance Corp., Series 1998-C2,
     Class A3,
       6.04%, 9/15/30                                              410      414
   Commercial Mortgage Acceptance Corp., Series 1999-C1,
     Class A2,
       7.03%, 6/15/31                                              322      333
   Credit Suisse First Boston Mortgage Securities Corp.,
     Series 2002-CKN2, Class A3,
       6.13%, 4/15/37                                              120      124
   Credit Suisse First Boston Mortgage Securities Corp.,
     Series 2004-C5, Class A2,
       4.18%, 11/15/37                                             445      431
   DLJ Commercial Mortgage Corp., Series 1998-CF2, Class
     A1B,
       6.24%, 11/12/31                                             235      239
   DLJ Commercial Mortgage Corp., Series 1999-CG1, Class
     A1B,
       6.46%, 3/10/32                                              205      210
   GMAC Commercial Mortgage Securities, Inc., Series
     1999-C1, Class A2,
       6.18%, 5/15/33                                               48       49
   GMAC Commercial Mortgage Securities, Inc., Series
     2002-C3, Class A2,
       4.93%, 7/10/39                                              200      196
   Greenwich Capital Commercial Funding Corp., Series
     2005-GG3, Class A2,
       4.31%, 8/10/42                                              150      146
   Greenwich Capital Commercial Funding Corp., Series
     2006-GG7, Class A4,
       6.11%, 7/10/38                                              420      436
   JP Morgan Chase Commercial Mortgage Securities Corp.,
     Series 2003-C1, Class A1,
       4.28%, 1/12/37                                              156      152

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   BALANCED PORTFOLIO (continued)

                                                               PRINCIPAL
                                                                AMOUNT   VALUE
-------------------------------------------------------------------------------
                                                                (000S)   (000S)
ASSET-BACKED SECURITIES - 6.0% - CONTINUED
Commercial Mortgage Services - 4.0% - (continued)
   LB Commercial Conduit Mortgage Trust, Series 1998-C1,
     Class A3,
       6.48%, 2/18/30                                            $352    $  355
   LB-UBS Commercial Mortgage Trust, Series 2005-C3,
     Class A2,
       4.55%, 7/15/30                                             441       431
   LB-UBS Commercial Mortgage Trust, Series 2005-C5,
     Class A2,
       4.89%, 9/15/30                                             305       302
   Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class
     A2,
       4.07%, 10/12/41                                            305       296
   Morgan Stanley Capital I, Series 2006-HQ9, Class A4,
       5.73%, 7/12/44                                             485       494
   Morgan Stanley Dean Witter Capital I, Series
     2001-TOP3, Class A4,
       6.39%, 7/15/33                                             130       136
-------------------------------------------------------------------------------
                                                                          4,928
-------------------------------------------------------------------------------
Credit Card - 0.1%
   Citibank Credit Card Issuance Trust, Series 2003-A8,
     Class A8,
       3.50%, 8/16/10                                              65        63
-------------------------------------------------------------------------------
Whole Loan - 0.1%
   Washington Mutual, Inc., Series 2003-AR7, Class A5,
       3.07%, 8/25/33                                             164       161
-------------------------------------------------------------------------------
Total Asset-Backed Securities
-------------------------------------------------------------------------------
(Cost $7,472)                                                             7,379

CORPORATE BONDS - 7.9%
Banks - 0.1%
   RBS Capital Trust III,
       5.51%, 9/29/49                                             130       125
-------------------------------------------------------------------------------
Diversified Financial Services - 4.4%
   Allstate Life Global Funding Trusts,
       4.50%, 5/29/09 +                                           315       309
   American General Finance Corp.,
       5.38%, 10/1/12                                             265       262
   Caterpillar Financial Services Corp.,
       4.15%, 1/15/10 +                                           270       261
   Citigroup, Inc.,
       5.85%, 8/2/16 +                                            230       236
   General Electric Capital Corp.,
       5.50%, 4/28/11 +                                           945       955
   Goldman Sachs Group, Inc.,
       5.35%, 1/15/16 +                                           215       210
   HSBC Finance Corp.,
       5.70%, 6/1/11                                              390       396
   International Lease Finance Corp.,
       5.00%, 9/15/12                                             290       283
   JPMorgan Chase & Co.,
       5.15%, 10/1/15                                             465       450
   Lehman Brothers Holdings, Inc.,
       5.75%, 7/18/11 +                                           165       167
   Merrill Lynch & Co., Inc.,
       6.05%, 5/16/16                                             255       263
   Morgan Stanley,
       5.38%, 10/15/15 +                                          400       391
   Nelnet, Inc.,
       5.13%, 6/1/10 +                                            420       405
   Residential Capital Corp.,
       6.38%, 6/30/10                                             390       393
   Swiss Re Capital I LP, /(1) (2)/
       6.85%, 5/29/49 +                                           250       255
   UBS Preferred Funding Trust V,
       6.24%, 5/29/49 +                                           130       133
-------------------------------------------------------------------------------
                                                                          5,369
-------------------------------------------------------------------------------
Electric - 0.4%
   PSEG Power LLC,
       5.50%, 12/1/15                                             295       287
   Public Service Electric & Gas,
       4.00%, 11/1/08                                             255       248
-------------------------------------------------------------------------------
                                                                            535
-------------------------------------------------------------------------------
Healthcare - Services - 0.2%
   UnitedHealth Group, Inc.
       4.88%, 3/15/15                                             250       237
-------------------------------------------------------------------------------
Insurance - 0.1%
   Protective Life Secured Trust,
       4.85%, 8/16/10 +                                           185       182
-------------------------------------------------------------------------------
Media - 0.7%
   AOL Time Warner, Inc.,
       6.75%, 4/15/11                                             275       285

EQUITY PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                    AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                AMOUNT   VALUE
-------------------------------------------------------------------------------
                                                                (000S)   (000S)
CORPORATE BONDS - 7.9% - CONTINUED
Media - 0.7% - (continued)
   Comcast Corp.,
       4.95%, 6/15/16 +                                         $  395   $  364
   Viacom, Inc., /(1) (2)/
       6.25%, 4/30/16                                              195      193
-------------------------------------------------------------------------------
                                                                            842
-------------------------------------------------------------------------------
Oil & Gas - 0.8%
   Devon Financing Corp. ULC,
       6.88%, 9/30/11                                              200      212
   Premcor Refining Group (The), Inc.,
       9.50%, 2/1/13                                               110      120
       6.75%, 5/1/14                                               340      349
   XTO Energy, Inc.,
       5.30%, 6/30/15 +                                            265      256
-------------------------------------------------------------------------------
                                                                            937
-------------------------------------------------------------------------------
Pipelines - 0.2%
   Consolidated Natural Gas Co.,
       5.00%, 3/1/14                                               290      276
-------------------------------------------------------------------------------
Real Estate - 0.2%
   EOP Operating LP,
       7.00%, 7/15/11                                              195      206
-------------------------------------------------------------------------------
Real Estate Investment Trusts - 0.1%
   iStar Financial, Inc.,
       5.88%, 3/15/16 +                                            150      148
-------------------------------------------------------------------------------
Retail - 0.2%
   Home Depot, Inc.,
       5.40%, 3/1/16                                               210      208
-------------------------------------------------------------------------------
Telecommunications - 0.5%
   Verizon of New England, Inc.,
       6.50%, 9/15/11                                              670      683
-------------------------------------------------------------------------------
Total Corporate Bonds
-------------------------------------------------------------------------------
(Cost $9,874)                                                             9,748

FOREIGN ISSUER BONDS - 1.5%
Banks - 0.5%
   Shinsei Finance Cayman Ltd., /(1) (2)/
       6.42%, 1/29/49 +                                            290      286
   Sumitomo Mitsui Banking Corp., /(1) (2)/
       5.63%, 7/29/49 +                                            275      266
-------------------------------------------------------------------------------
                                                                            552
-------------------------------------------------------------------------------
Diversified Financial Services - 0.3%
   MUFG Capital Finance 1 Ltd.,
       6.35%, 7/29/49 +                                            415      415
-------------------------------------------------------------------------------
Electric - 0.3%
   National Grid PLC,
       6.30%, 8/1/16                                               355      364
-------------------------------------------------------------------------------
Insurance - 0.1%
   Allied World Assurance Holdings Ltd. of Bermuda,
       7.50%, 8/1/16                                               135      138
-------------------------------------------------------------------------------
Telecommunications - 0.3%
   Telecom Italia Capital S.A.,
       5.25%, 11/15/13                                             145      138
   Telefonos de Mexico S.A. de CV,
       4.75%, 1/27/10                                              280      273
-------------------------------------------------------------------------------
                                                                            411
-------------------------------------------------------------------------------
Total Foreign Issuer Bonds
-------------------------------------------------------------------------------
(Cost $1,884)                                                             1,880

U.S. GOVERNMENT AGENCIES - 11.0% /(3)/
Fannie Mae - 6.8%
       3.25%, 8/15/08 +                                            695      671
       4.50%, 8/15/08 +                                          1,000      989
       5.40%, 4/13/09 +                                          1,790    1,787
       5.60%, 6/15/09 +                                            785      785
       5.75%, 6/29/09                                            2,000    2,004
       5.50%, 2/22/11 +                                            860      858
   Pool #840577,
       5.00%, 10/1/20                                            1,280    1,254
-------------------------------------------------------------------------------
                                                                          8,348
-------------------------------------------------------------------------------
Federal Home Loan Bank - 1.5%
       4.90%, 11/21/07 +                                         1,820    1,813
-------------------------------------------------------------------------------
Freddie Mac - 1.0%
       3.75%, 3/15/07 +                                            725      719
       5.00%, 2/8/08 +                                             536      534
-------------------------------------------------------------------------------
                                                                          1,253
-------------------------------------------------------------------------------

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   BALANCED PORTFOLIO (continued)

                                                           PRINCIPAL
                                                            AMOUNT     VALUE
-------------------------------------------------------------------------------
                                                            (000S)     (000S)
U.S. GOVERNMENT AGENCIES - 11.0% /(3)/ - CONTINUED
Freddie Mac Gold - 1.7%
   Pool #A51296,
       6.00%, 8/1/36                                      $     2,120 $  2,124
-------------------------------------------------------------------------------
Total U.S. Government Agencies
-------------------------------------------------------------------------------
(Cost $13,541)                                                          13,538

U.S. GOVERNMENT OBLIGATIONS - 7.8%
U.S. Treasury Inflation Indexed Note - 1.8%
       2.50%, 7/15/16                                           2,085    2,132
-------------------------------------------------------------------------------
U.S. Treasury Notes - 6.0%
       2.50%, 10/31/06 +                                        1,744    1,736
       4.88%, 7/31/11 +                                         3,825    3,853
       4.88%, 8/15/16 +                                         1,819    1,840
-------------------------------------------------------------------------------
                                                                         7,429
-------------------------------------------------------------------------------
Total U.S. Government Obligations
-------------------------------------------------------------------------------
(Cost $9,494)                                                            9,561

                                                            NUMBER
                                                           OF SHARES   VALUE
-------------------------------------------------------------------------------
                                                                       (000S)
INVESTMENT COMPANIES - 22.4%
   Northern Institutional Funds - Liquid Assets
     Portfolio /(4)/                                       25,932,328   25,932
   Standard & Poor's Depository Receipts Trust,
     Series 1 +                                                11,200    1,464
   Technology Select Sector SPDR Fund                           9,225      196
-------------------------------------------------------------------------------
Total Investment Companies
-------------------------------------------------------------------------------
(Cost $27,557)                                                          27,592

                                                           PRINCIPAL
                                                            AMOUNT     VALUE
-------------------------------------------------------------------------------
                                                            (000S)     (000S)
SHORT-TERM INVESTMENT - 3.2%
   ABN-Amro Bank, Amsterdam, Netherlands, Eurodollar
     Time Deposit,
       5.29%, 9/1/06                                      $     3,988    3,988
-------------------------------------------------------------------------------
Total Short-Term Investment
-------------------------------------------------------------------------------
(Cost $3,988)                                                            3,988
-------------------------------------------------------------------------------
Total Investments - 120.4%
-------------------------------------------------------------------------------
(Cost $143,826)                                                        148,411

   Liabilities less Other Assets - (20.4)%                             (25,122)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                   $123,289

/(1)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
/(2)/ Restricted security that has been deemed illiquid. At August 31, 2006, the value of these restricted illiquid securities amounted to approximately $1,000,000 or 0.8% of net assets. Additional information on each restricted illiquid security is as follows:

                                                      ACQUISITION   ACQUISITION
SECURITY                                                 DATE          COST
-------------------------------------------------------------------------------
                                                                      (000S)
Shinsei Finance Cayman Ltd.,
6.42%, 1/29/49                                      2/16/06-2/17/06    $292
Sumitomo Mitsui Banking Corp.,
5.63%, 7/29/49                                          7/15/05         274
Swiss Re Capital I LP,
6.85%, 5/29/49                                          5/4/06          250
Viacom, Inc.,
6.25%, 4/30/16                                          4/5/06          194
-------------------------------------------------------------------------------

/(3)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(4)/ Investment relates to cash collateral received from portfolio securities loaned.
*     Non-Income Producing Security
+     Security is either wholly or partially on loan.

Federal Tax Information:

At August 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                       $143,826
-------------------------------------------------------------------------------
Gross tax appreciation of investments                                 $  6,613
Gross tax depreciation of investments                                   (2,028)
-------------------------------------------------------------------------------
Net tax appreciation of investments                                   $  4,585
-------------------------------------------------------------------------------

EQUITY PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                         AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   DIVERSIFIED ASSETS PORTFOLIO

                                                             PRINCIPAL
                                                              AMOUNT    VALUE
-------------------------------------------------------------------------------
                                                              (000S)    (000S)
ASSET-BACKED NOTES - 4.6%
Auto Receivables - 1.5%
   Capital One Auto Finance Trust, Series 2006-A, Class
     A1,
       5.12%, 5/15/07                                         $21,047  $ 21,047
   DaimlerChrysler Auto Trust, Series 2006-B, Class A1,
     /(1)/
       5.12%, 6/8/07                                           17,431    17,431
   Ford Credit Auto Owner Trust, Series 2006-B, Class
     A1, /(1)/
       5.43%, 9/15/07                                          55,000    55,000
   Honda Auto Receivables Owner Trust, Series 2006-2,
     Class A1,
       5.43%, 8/21/07                                          22,500    22,500
   Nissan Auto Receivables Owner Trust, Series 2006-A,
     Class A1,
       4.66%, 2/15/07                                           7,286     7,286
   Nissan Auto Receivables Owner Trust, Series 2006-B,
     Class A1,
       5.08%, 5/15/07                                          10,321    10,321
   Nissan Auto Receivables Owner Trust, Series 2006-C,
     Class A1,
       5.49%, 8/15/07                                          32,236    32,236
   Triad Auto Receivables Owner Trust, Series 2006-B,
     Class A1,
       5.14%, 6/12/07                                          11,097    11,097
-------------------------------------------------------------------------------
                                                                        176,918
-------------------------------------------------------------------------------
International Receivables - 2.6%
   Holmes Financing PLC, FRN, Series 9, Class 1A,
       5.30%, 9/15/06                                          87,000    87,000
   Holmes Financing PLC, FRN, Series 10A, Class 1A,
     /(1)/
       5.40%, 9/15/06                                          33,000    33,000
   Interstar Millenium Trust, FRN, Series 2006-2GA,
     Class A1, /(1)/
       5.38%, 9/27/06                                          65,000    65,000
   Mound Financing PLC, FRN, Series 5A, Class 1A, /(1)/
       5.32%, 9/8/06                                           31,000    31,000
   Paragon Mortgages PLC, FRN, Series 12A, Class A1,
     /(1)/
       5.31%, 9/15/06                                          48,000    48,000
   Permanent Financing PLC, FRN, Series 9A, Class 1A,
     /(1)/
       5.34%, 9/11/06                                          35,000    35,000
-------------------------------------------------------------------------------
                                                                        299,000
-------------------------------------------------------------------------------
Other Receivables - 0.5%
   Caterpillar Financial Asset Trust, Series 2006-A,
     Class A1,
       5.45%, 6/25/07                                          25,453    25,453
   CIT Equipment Collateral, Series 2006-VT1, Class A1,
       4.99%, 3/20/07                                          11,498    11,498
   CNH Equipment Trust, Series 2006-A, Class A1,
       4.99%, 4/5/07                                           17,391    17,391
-------------------------------------------------------------------------------
                                                                         54,342
-------------------------------------------------------------------------------
Total Asset-Backed Notes (Cost $530,260)                                530,260
-------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 19.8%
Domestic Depository Institutions - 2.3%
   American Express Centurion, FRCD,
       5.29%, 9/18/06                                          26,000    26,000
   Washington Mutual Bank, FRCD,
       5.39%, 11/20/06                                         58,000    58,000
       5.38%, 11/27/06                                         70,000    70,000
   Washington Mutual Bank, FA, Stockton, California,
       5.33%, 9/6/06                                           40,000    40,000

        MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                         AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   DIVERSIFIED ASSETS PORTFOLIO
(continued)

                                                             PRINCIPAL
                                                              AMOUNT    VALUE
-------------------------------------------------------------------------------
                                                              (000S)    (000S)
CERTIFICATES OF DEPOSIT - 19.8% - CONTINUED
Domestic Depository Institutions - 2.3% - (continued)
   Wells Fargo Bank, N.A., San Francisco, California,
       4.79%, 1/18/07                                         $35,000  $ 35,001
       4.87%, 1/31/07                                          40,000    39,995
-------------------------------------------------------------------------------
                                                                        268,996
-------------------------------------------------------------------------------
Foreign Depository Institutions - 17.5%
   ABN AMRO, London Branch,
       4.73%, 12/1/06                                          25,000    25,000
   Barclays Bank, London Branch,
       4.51%, 10/16/06                                         25,000    25,000
       4.69%, 11/3/06                                          65,000    65,000
       4.81%, 1/29/07                                          39,000    39,000
       5.14%, 3/14/07                                          25,000    25,000
       5.38%, 5/2/07                                           50,000    50,000
   Barclays Bank, New York Branch,
       5.09%, 2/26/07                                          43,000    43,000
   BNP Paribas, London Branch,
       4.74%, 11/27/06                                         33,000    33,000
       4.91%, 2/5/07                                           18,000    18,000
       5.11%, 3/7/07                                           50,000    50,000
       5.41%, 5/21/07                                          85,000    85,000
   CALYON, London Branch,
       4.78%, 11/16/06                                         60,000    60,000
       4.70%, 12/1/06                                          50,000    50,000
       4.75%, 1/8/07                                           47,000    47,000
   Canadian Imperial Bank of Commerce, New York Branch,
       5.38%, 6/4/07                                           30,000    30,000
   Credit Agricole, London Branch,
       4.54%, 10/17/06                                         20,000    20,000
       4.79%, 12/22/06                                         25,000    25,000
       5.10%, 3/6/07                                           35,000    35,000
       5.38%, 5/2/07                                           49,000    49,000
       5.37%, 5/25/07                                          50,000    50,000
   Credit Industriel et Commercial, London Branch,
       5.39%, 11/16/06                                         46,000    46,000
   Credit Suisse First Boston, New York Branch,
       4.73%, 11/3/06                                          12,000    12,000
       4.76%, 12/4/06                                          25,000    25,000
       5.00%, 2/8/07                                           15,000    15,000
       5.34%, 4/19/07                                          52,000    52,000
       5.40%, 6/4/07                                           28,000    28,000
   Deutsche Bank, London Branch,
       4.93%, 2/5/07                                           12,000    12,000
       5.42%, 5/21/07                                          45,000    45,001
   Deutsche Bank, New York Branch,
       4.50%, 10/12/06                                         25,000    25,000
       4.75%, 11/6/06                                          20,000    20,000
       4.80%, 1/29/07                                          35,000    35,000
       5.13%, 3/12/07                                          15,000    15,000
   Dexia Credit Local, New York Branch,
       4.80%, 1/16/07                                          50,000    50,000
   HBOS Treasury Services, London Branch,
       5.65%, 6/26/07                                          29,000    29,000

        MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                       AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
   DIVERSIFIED ASSETS PORTFOLIO (continued)

                                                           PRINCIPAL
                                                            AMOUNT     VALUE
-------------------------------------------------------------------------------
                                                            (000S)     (000S)
CERTIFICATES OF DEPOSIT - 19.8% - CONTINUED
Foreign Depository Institutions - 17.5% - (continued)
   HBOS Treasury Services, New York Branch,
       4.75%, 12/4/06                                      $ 25,000  $   25,000
       5.38%, 6/1/07                                         25,000      25,000
   National Australia Bank, London Branch,
       5.05%, 2/16/07                                        10,000      10,000
   Nordea Bank Finland, New York Branch,
       4.82%, 1/29/07                                        25,000      25,000
       5.15%, 3/14/07                                        24,000      24,000
   Royal Bank of Canada, New York Branch,
       4.75%, 12/4/06                                        40,000      40,000
   Royal Bank of Scotland, New York Branch,
       4.71%, 11/6/06                                        20,000      19,997
   Societe Generale, London Branch,
       4.50%, 10/13/06                                       35,000      35,000
       4.70%, 12/1/06                                       100,000     100,000
       4.81%, 12/15/06                                       73,000      73,000
       5.36%, 5/11/07                                        30,000      30,000
   Svenska Handelsbanken, Inc., New York Branch,
       4.75%, 12/4/06                                        53,000      53,000
       4.80%, 1/16/07                                        25,000      25,000
       5.04%, 2/16/07                                        35,000      35,000
   Toronto Dominion Bank, New York Branch,
       5.41%, 6/4/07                                         30,000      30,000
       5.54%, 6/18/07                                        48,000      48,000
       5.71%, 7/9/07                                         31,500      31,500
   UBS AG, Stamford Branch,
       4.96%, 2/7/07                                         55,500      55,500
   Unicredito Italiano, London Branch,
       5.29%, 11/24/06                                       40,000      40,000
   Unicredito Italiano, New York Branch,
       5.43%, 2/28/07                                        63,000      63,000
-------------------------------------------------------------------------------
                                                                      2,020,998
-------------------------------------------------------------------------------
Total Certificates of Deposit (Cost $2,289,994)                       2,289,994
-------------------------------------------------------------------------------
COMMERCIAL PAPER - 18.6%
Auto Receivables - 2.4%
   FCAR1 Owner Trust,
       4.85%, 9/1/06                                         53,000      53,000
       5.29%, 11/15/06                                       29,000      28,680
       5.35%, 2/2/07                                         25,000      24,428
   Ford Credit Floorplan Master Owner Trust A, Motown
     Funding LLC, Series 2002, /(1)/
       5.35%, 9/6/06                                         15,000      14,989
       5.35%, 9/7/06                                         50,000      49,955
       5.40%, 9/8/06                                         20,000      19,979
       5.31%, 10/23/06                                       66,900      66,387
   New Center Asset Trust,
       5.27%, 9/18/06                                        25,100      25,038
-------------------------------------------------------------------------------
                                                                        282,456
-------------------------------------------------------------------------------

        MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                         AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   DIVERSIFIED ASSETS PORTFOLIO (continued)

                                                             PRINCIPAL
                                                              AMOUNT    VALUE
-------------------------------------------------------------------------------
                                                              (000S)    (000S)
COMMERCIAL PAPER - 18.6% - CONTINUED
Credit Card Master Trusts - 1.1%
   Citibank Credit Card Master Trust, Dakota
     Certificates,
       5.28%, 10/16/06                                       $ 65,000  $ 64,571
   MBNA Credit Card Master Trust, Emerald Certificates,
     /(1)/
       5.29%, 9/7/06                                           30,000    29,974
       5.29%, 10/10/06                                         28,000    27,840
-------------------------------------------------------------------------------
                                                                        122,385
-------------------------------------------------------------------------------
Foreign Depository Institutions - 0.5%
   Greenwich Capital Holdings, FRCP,
       5.33%, 9/11/06                                          54,000    54,000
-------------------------------------------------------------------------------
Multi-Seller Conduits - 8.9%
   Amstel Funding Corp.,
       4.91%, 9/22/06                                          10,000     9,971
       5.15%, 11/22/06                                         50,000    49,413
   Charta Corp.,
       5.28%, 10/26/06                                         25,000    24,798
   Concord Minuteman Capital Co., /(1)/
       5.28%, 9/12/06, FRCP                                    35,000    34,999
       5.27%, 9/18/06                                          15,193    15,155
       5.28%, 9/20/06, FRCP                                    50,000    49,999
       5.29%, 2/21/07                                          10,000     9,746
   Crown Point Capital Co., FRCP, /(1) /
       5.22%, 9/8/06                                           20,000    20,000
       5.32%, 9/11/06                                          60,000    59,992
       5.28%, 9/22/06                                          35,000    34,997
   Fairway Finance Corp., FRCP,
       5.27%, 9/25/06                                          10,000    10,000
       5.28%, 9/26/06                                          25,000    25,000
   Gemini Securitization,
       5.36%, 9/5/06                                           10,304    10,298
   Gotham Funding Corp., /(1)/
       5.29%, 9/15/06                                          20,000    19,959
       5.27%, 9/19/06                                          15,000    14,960
       5.28%, 9/26/06                                          15,857    15,799
       5.28%, 9/28/06                                          25,000    24,901
   Jupiter Securitization Corp.,
       5.27%, 9/21/06                                           3,104     3,095
       5.27%, 9/26/06                                          12,394    12,349
   Legacy Capital LLC, /(1)/
       5.17%, 9/5/06                                           40,000    39,977
       5.27%, 9/25/06, FRCP                                    30,000    29,995
   Lexington Parker Capital,
       5.36%, 9/5/06, FRCP                                     20,000    19,998
       5.22%, 9/6/06, FRCP                                     35,000    35,000
       5.32%, 9/11/06, FRCP                                   100,000    99,992
       5.28%, 9/19/06, FRCP                                    20,000    19,998
       5.43%, 10/5/06, FRCP                                    45,000    44,997
       5.46%, 10/10/06, FRCP                                   33,000    32,998
       5.34%, 11/20/06, FRCP                                   38,000    37,998
       5.29%, 2/21/07                                          42,000    40,933

        MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
-------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   DIVERSIFIED ASSETS PORTFOLIO (continued)

                                                           PRINCIPAL
                                                            AMOUNT     VALUE
-------------------------------------------------------------------------------
                                                            (000S)     (000S)
COMMERCIAL PAPER - 18.6% - CONTINUED
Multi-Seller Conduits - 8.9% - (continued)
   Sheffield Receivables Corp.,
       5.28%, 9/1/06                                       $ 21,000  $   21,000
       5.27%, 9/21/06                                        80,000      79,766
   Thames Asset Global Securitization Number 1, Inc.,
       5.27%, 9/20/06                                        20,000      19,944
   Tulip Funding Corp., /(1)/
       5.27%, 9/29/06                                        30,967      30,840
   Variable Funding Capital, FRCP,
       5.36%, 9/1/06                                         30,000      30,000
-------------------------------------------------------------------------------
                                                                      1,028,867
-------------------------------------------------------------------------------
Other Receivables - 1.1%
   Thornburg Mortgage Capital Resources, /(1)/
       5.39%, 9/5/06                                         10,000       9,994
       5.35%, 9/6/06                                          9,000       8,993
       5.29%, 9/12/06                                        88,000      87,858
       5.30%, 9/15/06                                        20,000      19,959
-------------------------------------------------------------------------------
                                                                        126,804
-------------------------------------------------------------------------------
Structured Investment Vehicles - 4.6%
   Aquifer Funding LLC,
       5.30%, 9/7/06                                         33,652      33,622
   Cancara Asset Securitization, Ltd.,
       5.28%, 9/15/06, FRCP                                 150,000     149,991
       5.27%, 9/25/06                                        20,182      20,111
   Deer Valley Funding LLC,
       5.33%, 9/7/06 /(1)/                                   23,000      22,980
       5.33%, 9/8/06 /(1)/                                   25,000      24,974
       5.29%, 9/12/06                                        20,000      19,968
       5.28%, 9/15/06                                        10,000       9,979
       5.27%, 9/21/06                                        15,000      14,956
   North Sea Funding LLC,
       5.38%, 9/5/06                                         60,764      60,728
   Solitaire Funding LLC,
       5.28%, 10/23/06                                       48,000      47,634
   White Pine Finance LLC, FRCP, /(1)/
       5.35%, 9/5/06                                         55,000      54,995
       5.36%, 9/7/06                                         10,014      10,013
       5.29%, 9/12/06                                        22,000      21,998
       5.28%, 9/20/06                                        20,000      19,999
       5.28%, 9/22/06                                        25,993      25,991
-------------------------------------------------------------------------------
                                                                        537,939
-------------------------------------------------------------------------------
Total Commercial Paper (Cost $2,152,451)                              2,152,451
-------------------------------------------------------------------------------
CORPORATE NOTES/BONDS - 23.5%
Bank Holding Companies - 0.5%
   Citigroup Global Markets, FRN,
       5.41%, 9/12/06                                         5,000       5,002

        MONEY MARKET PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
-------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   DIVERSIFIED ASSETS PORTFOLIO (continued)

                                                             PRINCIPAL
                                                              AMOUNT    VALUE
-------------------------------------------------------------------------------
                                                              (000S)    (000S)
CORPORATE NOTES/BONDS - 23.5% - CONTINUED
Bank Holding Companies - 0.5% - (continued)
   HSBC U.S.A., Inc., FRN,
       5.31%, 9/15/06                                         $30,000  $ 30,000
   Wachovia Corp., FRN,
       5.59%, 10/23/06                                         19,750    19,767
-------------------------------------------------------------------------------
                                                                         54,769
-------------------------------------------------------------------------------
Chemicals and Allied Products - 0.4%
   Merck and Co., Inc., MTN, /(1)/
       4.52%, 2/22/07                                          50,000    49,805
-------------------------------------------------------------------------------
Domestic Depository Institutions - 3.5%
   American Express Bank, FSB, FRN,
       5.39%, 9/8/06                                           75,000    75,000
       5.33%, 9/18/06                                          25,000    25,002
       5.30%, 9/27/06                                          80,000    79,996
   American Express Centurion, FRN,
       5.42%, 9/19/06                                          18,250    18,268
   Bank of America, N.A., FRN,
       5.36%, 9/1/06                                           50,000    50,000
       5.44%, 10/26/06                                         50,000    50,000
   Marshall & Ilsley Bank, MTN,
       5.18%, 12/15/06                                         35,000    35,033
   Natinal City Bank Cleveland, FRN,
       5.46%, 10/4/06                                          19,250    19,250
   Suntrust Bank, FRN,
       5.28%, 9/14/06                                          22,000    21,995
   Wachovia Bank, N.A., FRN,
       5.22%, 9/5/06                                           35,000    35,000
-------------------------------------------------------------------------------
                                                                        409,544
-------------------------------------------------------------------------------
Foreign Depository Institutions - 1.7%
   Australia and New Zealand Banking Group, FRN, /(1)/
       5.39%, 9/7/06                                           20,000    20,000
       5.32%, 9/25/06                                          25,000    25,000
   Nordea Bank Finland, New York Branch, FRN, /(1)/
       5.34%, 9/11/06                                          33,000    33,000
   Royal Bank of Canada, FRN,
       5.40%, 9/11/06                                          28,000    28,001
   Royal Bank of Scotland PLC, FRN, /(1)/
       5.32%, 9/21/06                                          75,000    75,000
   Westpac Banking Corp., FRN,
       5.34%, 9/11/06                                          20,000    20,000
-------------------------------------------------------------------------------
                                                                        201,001
-------------------------------------------------------------------------------
Insurance Carriers - 1.4%
   Allstate Life Global Funding II, FRN, /(1)/
       5.42%, 9/18/06                                          30,000    30,000
   ASIF Global Financing XXXI, FRN, /(1)/
       5.40%, 11/24/06                                         75,000    75,003
   MET Life Global Funding I, FRN, /(1)/
       5.39%, 9/15/06                                          55,000    55,000
-------------------------------------------------------------------------------
                                                                        160,003
-------------------------------------------------------------------------------
Non-Depository Personal Credit - 4.7%
   American Express Credit Corp., FRN,
       5.33%, 9/11/06                                          70,000    70,000

        MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
-------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   DIVERSIFIED ASSETS PORTFOLIO (continued)

                                                             PRINCIPAL
                                                              AMOUNT    VALUE
-------------------------------------------------------------------------------
                                                              (000S)    (000S)
CORPORATE NOTES/BONDS - 23.5% - CONTINUED
Non-Depository Personal Credit - 4.7% - (continued)
   General Electric Capital Corp., FRN,
       5.27%, 9/8/06                                         $ 30,000  $ 30,004
       5.46%, 9/8/06                                           80,000    80,000
       5.49%, 9/11/06                                          48,000    48,000
       5.29%, 9/25/06                                          83,000    83,000
   Household Finance Corp., FRN,
       5.27%, 9/1/06                                           30,000    30,010
   HSBC Finance Corp., FRN,
       5.40%, 9/6/06                                           35,000    35,000
       5.36%, 9/25/06                                          40,000    40,000
       5.54%, 10/27/06                                         25,000    25,002
       5.44%, 11/28/06                                         20,000    20,007
   SLM Corp., FRN, /(1)/
       5.33%, 9/12/06                                          65,000    65,000
   Toyota Motor Credit Corp., FRN,
       5.27%, 9/15/06                                          24,000    24,000
-------------------------------------------------------------------------------
                                                                        550,023
-------------------------------------------------------------------------------
Security and Commodity Brokers - 4.2%
   Bear Stearns Co., Inc., FRN,
       5.49%, 9/5/06                                           25,000    25,000
   Lehman Brothers Holdings, FRN,
       5.48%, 9/22/06                                         120,000   120,000
       5.37%, 11/27/06                                         23,000    23,000
   Merrill Lynch & Co., FRN, MTN,
       5.46%, 9/5/06                                           55,000    55,000
       5.58%, 9/11/06                                          43,000    43,021
       5.31%, 9/25/06                                          30,000    30,000
       5.30%, 9/27/06                                          25,000    25,000
       5.37%, 11/29/06                                         15,000    15,000
   Morgan Stanley, FRN,
       5.39%, 9/15/06                                          30,000    30,000
       5.40%, 9/27/06                                         120,000   120,001
-------------------------------------------------------------------------------
                                                                        486,022
-------------------------------------------------------------------------------
Structured Investment Vehicles - 6.5%
   Beta Finance, Inc., FRN, MTN, /(1)/
       5.30%, 9/15/06                                         115,000   114,999
       5.34%, 9/15/06                                          40,000    40,005
       5.34%, 9/20/06                                          10,000    10,002
   CC U.S.A., Inc., FRN, MTN, /(1)/
       5.31%, 9/14/06                                          29,000    29,000
       5.41%, 11/15/06                                         30,000    30,002
       5.40%, 11/27/06                                         10,000    10,001
   Cullinan Finance Corp., FRN, /(1)/
       5.24%, 9/11/06                                          15,000    14,999
       5.29%, 9/15/06                                          25,000    24,999
       5.28%, 9/25/06                                         100,000    99,987
       5.37%, 11/15/06                                         10,000     9,999
   Dorada Finance, Inc., FRN, /(1)/
       5.30%, 9/15/06                                          29,000    29,000
   Five Finance, Inc., FRN, /(1)/
       5.28%, 9/15/06                                          20,000    19,998
       5.30%, 9/15/06                                          30,000    29,997

        MONEY MARKET PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
-------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   DIVERSIFIED ASSETS PORTFOLIO (continued)

                                                          PRINCIPAL
                                                           AMOUNT     VALUE
------------------------------------------------------------------------------
                                                           (000S)     (000S)
CORPORATE NOTES/BONDS - 23.5% - CONTINUED
Structured Investment Vehicles - 6.5% - (continued)
   Links Finance LLC, FRN, MTN, /(1)/
       5.29%, 9/12/06                                     $ 10,000  $   10,000
       5.29%, 9/14/06                                       50,000      49,999
       5.30%, 9/15/06                                       63,000      62,997
       5.29%, 9/26/06                                       25,000      24,998
       5.47%, 10/10/06                                      25,000      24,998
       5.47%, 10/11/06                                      22,000      21,999
       5.47%, 10/16/06                                      20,000      19,999
   Whistlejacket Capital LLC, FRN, MTN, /(1)/
       5.33%, 9/15/06                                       25,000      25,004
       5.32%, 9/20/06                                       25,000      25,003
   White Pine Finance LLC, FRN, /(1)/
       5.28%, 9/25/06                                       20,000      19,996
------------------------------------------------------------------------------
                                                                       747,981
------------------------------------------------------------------------------
Transportation Equipment - 0.6%
   American Honda Finance, FRN, /(1)/
       5.27%, 9/7/06                                        27,000      27,007
       5.45%, 10/26/06                                      20,000      20,000
       5.51%, 11/24/06                                      19,500      19,522
------------------------------------------------------------------------------
                                                                        66,529
------------------------------------------------------------------------------
Total Corporate Notes/Bonds (Cost $2,725,677)                        2,725,677
------------------------------------------------------------------------------
EURODOLLAR TIME DEPOSITS - 9.9%
Domestic Depository Institutions - 2.4%
   Bank of America, Toronto, Canada,
       5.28%, 9/1/06                                        75,000      75,000
   State Street Bank and Trust Co., Grand Cayman,
       5.28%, 9/1/06                                       208,411     208,411
------------------------------------------------------------------------------
                                                                       283,411
------------------------------------------------------------------------------
Foreign Depository Institutions - 7.5%
   Allied Irish Banks, Dublin,
       5.42%, 2/20/07                                       43,000      43,000
   Bank of Nova Scotia, Toronto, Canada,
       5.30%, 9/29/06                                       80,000      80,000
   CALYON, Grand Cayman,
       5.30%, 9/1/06                                        77,764      77,764
   Den Norske Bank, Grand Cayman,
       5.38%, 11/15/06                                      55,000      55,000
   Dexia Credit Local, Grand Cayman,
       5.29%, 9/1/06                                       158,374     158,374
   KBC Bank, N.V., London,
       5.30%, 9/1/06                                       160,000     160,000
   National Bank of Canada, Montreal, Canada,
       5.30%, 10/2/06                                       80,000      80,000
   Societe Generale, Grand Cayman,
       5.30%, 9/1/06                                       201,500     201,500
   Svenska Handlesbanken, Stockholm, Sweden,
       5.36%, 11/27/06                                       7,000       7,000
------------------------------------------------------------------------------
                                                                       862,638
------------------------------------------------------------------------------
Total Eurodollar Time Deposits (Cost $1,146,049)                     1,146,049
------------------------------------------------------------------------------

        MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
-------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   DIVERSIFIED ASSETS PORTFOLIO (continued)

                                                             PRINCIPAL
                                                              AMOUNT   VALUE
------------------------------------------------------------------------------
                                                              (000S)   (000S)
MUNICIPAL INVESTMENTS - 1.4%
Administration of Environmental and Housing Programs -
  0.3%
   Florida Housing Finance Corp., Taxable Revenue
     Bonds, Series 2002A, Affordable Housing (AMBAC
     Insured),
       5.30%, 9/11/06                                         $ 6,700  $ 6,700
   State of Texas G.O. Taxable, Veterans' Land
     Refunding Bonds, Series 2000,
       5.30%, 9/11/06                                          20,000   20,000
   State of Texas G.O. Taxable VRDB, Veterans' Land
     Refunding Bonds, Series 2002,
       5.30%, 9/11/06                                           9,850    9,850
------------------------------------------------------------------------------
                                                                        36,550
------------------------------------------------------------------------------
Amusement and Recreation Services - 0.1%
   Downtown Marietta, Georgia, Development Authority
     Taxable Revenue Bonds, Series A, Conference Center
     Project,
       5.40%, 9/11/06                                           1,000    1,000
   Harris County, Houston, Texas, Taxable Revenue
     Bonds, Series E, Sports Authority Junior Lien NFL
     (MBIA Insured),
       5.35%, 9/11/06                                           1,000    1,000
   HealthTrack Sports and Wellness, Taxable,
       Series 1997 (JPMorgan Chase Bank LOC),
       5.34%, 9/11/06                                           3,440    3,440
------------------------------------------------------------------------------
                                                                         5,440
------------------------------------------------------------------------------
Bank Holding Companies - 0.1%
   Illinois Student Assistance Commission Student Loan
     VRDB Taxable, Series D (Bank of America N.A. LOC),
       5.31%, 9/11/06                                          11,000   11,000
------------------------------------------------------------------------------
Communications - 0.2%
   New Media Technology LLC, VRDB Taxable, Series 2005
     (Regions Bank LOC), /(1) (2)/
       5.83%, 9/11/06                                          17,000   17,000
------------------------------------------------------------------------------
Educational Services - 0.1%
   North Texas Higher Education Authority, Inc. Student
     Loan VRDB Taxable, Series 2006C (AMBAC Insured),
       5.32%, 9/11/06                                          15,000   15,000
------------------------------------------------------------------------------
Executive, Legislative and General Government--0.3%
   Cook County, Illinois, G.O. Taxable Bonds, Series
     2002A,
       5.35%, 9/11/06                                          21,200   21,200
   Cook County, Illinois, G.O. Taxable Bonds, Series
     2004D,
       5.35%, 9/11/06                                          15,000   15,000
------------------------------------------------------------------------------
                                                                        36,200
------------------------------------------------------------------------------
Miscellaneous Retail - 0.1%
   Macon-Bibb County, Georgia, IDR, Taxable Revenue
     Bonds, Bass Pro Outdoor World LLC (General
     Electric Capital Corp. LOC), /(1)/
       5.33%, 9/11/06                                          13,000   13,000
------------------------------------------------------------------------------
Museums, Galleries and Gardens - 0.0%
   Illinois Educational Facilities Authority Taxable
     Revenue Bonds, Series 2000A, Art Institute of
     Chicago,
       5.34%, 9/11/06                                           4,800    4,800
------------------------------------------------------------------------------
Real Estate - 0.0%
   Alaska Industrial Development and Export Authority
     Taxable Revenue Bonds, Series 1988, Labar Property
     Lot 5 Project (Bank of America N.A. LOC),
       5.53%, 9/11/06                                             861      861
------------------------------------------------------------------------------

        MONEY MARKET PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   DIVERSIFIED ASSETS PORTFOLIO (continued)

                                                          PRINCIPAL
                                                           AMOUNT      VALUE
-------------------------------------------------------------------------------
                                                           (000S)      (000S)
MUNICIPAL INVESTMENTS - 1.4% - CONTINUED
Specialty Hospitals - 0.0%
   Arizona State University Taxable Revenue Bonds,
     Series 2004B, Nanotechnology Research Project
     (MBIA Insured),
       5.31%, 9/11/06                                     $    1,600 $    1,600
-------------------------------------------------------------------------------
Water Services - 0.2%
   Los Angeles, California, Department of Water and
     Power Waterworks Taxable VRDB, Series B-1,
       5.31%, 9/11/06                                         20,000     20,000
-------------------------------------------------------------------------------
Total Municipal Investments (Cost $161,451)                             161,451
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 1.7% /(3)/
FHLB - 0.6%
   FHLB Note,
       5.63%, 8/15/07                                         68,000     68,000
-------------------------------------------------------------------------------
Freddie Mac - 1.1%
   FHLMC Bond,
       4.76%, 2/9/07                                          20,000     20,000
   FHLMC Notes,
       4.25%, 4/5/07                                          12,700     12,640
       5.50%, 7/3/07                                          70,000     70,000
       5.50%, 7/9/07                                          25,000     25,000
-------------------------------------------------------------------------------
                                                                        127,640
-------------------------------------------------------------------------------
Total U.S. Government Agencies (Cost $195,640)                          195,640
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 20.3%
(Colld. at a minimum of 102%) /(4)/
Repurchase Agreements - 2.6%
   Bank of America Securities LLC, dated 8/31/06,
     repurchase price $99,600
       5.21%, 9/1/06                                          99,586     99,586
   Morgan Stanley & Co., Inc., New York Branch,
     dated 8/31/06, repurchase price $66,400
       5.22%, 9/1/06                                          66,390     66,390
   Societe Generale, New Branch, dated 8/31/06
     repurchase price $33,200
       5.20%, 9/1/06                                          33,195     33,195
   UBS Securities LLC, dated 8/31/06, repurchase
     price $99,600
       5.22%, 9/1/06                                          99,586     99,586
-------------------------------------------------------------------------------
                                                                        298,757
-------------------------------------------------------------------------------
(Colld. at a minimum of 102%) /(5)/
Repurchase Agreements - 17.7%
   Bank of America, N.A., dated 8/31/06, repurchase
     price $1,020,150
       5.28%, 9/1/06                                       1,020,000  1,020,000
   Bank of America Securities LLC, dated 8/31/06,
     repurchase price $130,019
       5.32%, 9/1/06                                         130,000    130,000
   BNP Paribas Securities Corp., dated 8/31/06,
     repurchase price $100,015
       5.29%, 9/1/06                                         100,000    100,000

       MONEY MARKET PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   DIVERSIFIED ASSETS PORTFOLIO (continued)

                                                          PRINCIPAL
                                                           AMOUNT     VALUE
-------------------------------------------------------------------------------
                                                           (000S)     (000S)
REPURCHASE AGREEMENTS - 20.3% - CONTINUED
(Colld. at a minimum of 102%) /(5)/
Repurchase Agreements - 17.7% - (continued)
   Credit Suisse First Boston Corp., dated 8/31/06,
     repurchase price $85,012
       5.29%, 9/1/06                                      $ 85,000  $    85,000
   Deutsche Bank Securities, Inc., dated 8/31/06,
     repurchase price $215,032
       5.29%, 9/1/06                                       215,000      215,000
   Goldman Sachs & Co., dated 8/31/06, repurchase
     price $50,007
       5.29%, 9/1/06                                        50,000       50,000
   Goldman Sachs & Co., dated 8/31/06, repurchase
     price $50,007
       5.35%, 9/1/06                                        50,000       50,000
   UBS Securities LLC, dated 8/31/06, repurchase
     price $400,059
       5.28%, 9/1/06                                       400,000      400,000
-------------------------------------------------------------------------------
                                                                      2,050,000
-------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $2,348,757)                         2,348,757
-------------------------------------------------------------------------------
Total Investments - 99.8% (Cost $11,550,279) /(6)/                   11,550,279
-------------------------------------------------------------------------------
Other Assets less Liabilities - 0.2%                                     20,140
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $11,570,419
-------------------------------------------------------------------------------

       MONEY MARKET PORTFOLIOS 11 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   DIVERSIFIED ASSETS PORTFOLIO (continued)
--------------------------------------------------------------------------------

/(1)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
/(2)/ Restricted security that has been deemed illiquid. At August 31, 2006, the value of this restricted illiquid security amounted to approximately $17,000,000 or 0.1% of net assets.

Additional information on the restricted illiquid security is as follows:

                                                        ACQUISITION ACQUISITION
SECURITY                                                   DATE        COST
-------------------------------------------------------------------------------
                                                                      (000S)
New Media Technology LLC,
   5.83%, 9/11/06                                         7/5/06      $17,000

/(3)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(4)/ The nature and terms of the collateral received for the joint repurchase agreements are as follows:

                                                  COUPON         MATURITY
NAME                                              RATES           DATES
------------------------------------------------------------------------------
U.S. Treasury Bonds                            2.38% - 8.13% 5/15/16 - 4/15/29
U.S. Treasury Notes                            2.00% - 5.50% 5/15/09 - 1/15/14

/(5)/ The nature and terms of the collateral received for the repurchase agreements are as follows:

                                                                  MATURITY
 NAME                                           COUPON RATES       DATES
 -----------------------------------------------------------------------------
 FHLB                                              4.63%          6/12/15
 FHLMC                                         0.00% - 10.00% 12/8/08 - 8/1/36
 FNMA                                          4.00% - 7.50%  5/1/15 - 8/1/36

/(6)/ The cost for federal income tax purposes was $11,550,279.

       MONEY MARKET PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
   ABBREVIATIONS AND OTHER INFORMATION              AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   DIVERSIFIED ASSETS PORTFOLIO (continued)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

AMBAC     American Municipal Bond Assurance Corporation

Colld.    Collateralized

FHLB      Federal Home Loan Bank

FHLMC     Federal Home Loan Mortgage Corporation

FNMA      Federal National Mortgage Association

FRCD      Floating Rate Certificates of Deposit

FRCP      Floating Rate Commercial Paper

FRN       Floating Rate Notes

FSB       Federal Savings Bank

G.O.      General Obligation

IDR       Industrial Development Revenue

LOC       Letter of Credit

MBIA      Municipal Bond Insurance Association

MTN       Medium Term Notes

VRDB      Variable Rate Demand Bonds

       MONEY MARKET PORTFOLIOS 13 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   GOVERNMENT PORTFOLIO

                                                           PRINCIPAL
                                                            AMOUNT     VALUE
-------------------------------------------------------------------------------
                                                            (000S)     (000S)
U.S. GOVERNMENT AGENCIES - 64.4% /(1)/
Fannie Mae - 35.7%
   FNMA Bond,
       4.00%, 10/16/06                                     $  3,250  $    3,247
   FNMA Discount Notes,
       4.91%, 10/2/06                                        45,000      44,810
       5.29%, 10/2/06                                        34,061      33,906
       5.30%, 10/2/06                                        20,000      19,909
       5.36%, 10/2/06                                        20,000      19,908
       5.35%, 11/1/06                                       149,966     148,607
       5.37%, 11/1/06                                       110,000     108,999
       5.06%, 11/22/06                                       20,000      19,769
       4.61%, 1/26/07                                        70,000      68,682
   FNMA FRN,
       5.29%, 9/7/06                                         65,000      65,000
       5.30%, 9/21/06                                        75,000      74,928
       5.31%, 9/22/06                                       155,000     154,980
   FNMA Notes,
       2.63%, 11/15/06                                       55,000      54,696
       2.69%, 1/30/07                                        95,000      94,229
       3.63%, 3/15/07                                        30,000      29,726
       4.00%, 5/23/07                                       101,471     100,498
-------------------------------------------------------------------------------
                                                                      1,041,894
-------------------------------------------------------------------------------
Federal Farm Credit Bank - 8.1%
   FFCB Discount Note,
       4.98%, 4/13/07                                        15,000      14,535
   FFCB FRN,
       5.24%, 9/1/06                                         50,000      49,962
       5.31%, 9/1/06                                         40,000      39,995
       5.21%, 9/19/06                                        85,000      84,990
       5.18%, 9/27/06                                        25,000      25,000
       5.19%, 9/30/06                                        20,000      19,996
-------------------------------------------------------------------------------
                                                                        234,478
-------------------------------------------------------------------------------
Federal Home Loan Bank - 12.2%
   FHLB Discount Notes,
       5.10%, 9/1/06                                        100,000     100,000
       4.45%, 9/5/06                                         15,000      14,993
   FHLB FRN,
       5.27%, 9/6/06                                         60,000      59,988
       5.35%, 10/10/06                                       20,000      19,989
   FHLB Notes,
       2.20%, 9/15/06                                        20,000      19,975
       2.73%, 9/29/06                                        60,000      59,874
       3.80%, 12/29/06                                       20,000      19,898
       2.63%, 2/16/07                                        45,000      44,478
       4.00%, 4/25/07                                        17,000      16,864
-------------------------------------------------------------------------------
                                                                        356,059
-------------------------------------------------------------------------------

        MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   GOVERNMENT PORTFOLIO (continued)

                                                           PRINCIPAL
                                                            AMOUNT     VALUE
-------------------------------------------------------------------------------
                                                            (000S)     (000S)
U.S. GOVERNMENT AGENCIES - 64.4% /(1)/ - CONTINUED
Freddie Mac - 8.4%
   FHLMC Discount Notes,
       5.06%, 11/21/06                                     $ 10,000  $    9,886
       5.18%, 11/28/06                                       16,965      16,750
       5.00%, 4/13/07                                        30,000      29,067
   FHLMC FRN,
       5.25%, 9/17/06                                       110,000     109,968
       5.35%, 10/6/06                                        35,000      34,989
   FHLMC Notes,
       3.75%, 11/15/06                                       25,000      24,954
       3.63%, 2/15/07                                        10,000       9,927
       3.75%, 3/15/07                                        10,000       9,915
-------------------------------------------------------------------------------
                                                                        245,456
-------------------------------------------------------------------------------
Total U.S. Government Agencies (Cost $1,877,887)                      1,877,887
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 35.7%
(Colld. at a minimum of 102%) /(2)/
Joint Repurchase Agreements - 4.8%
   Bank of America Securities LLC, dated 8/31/06,
     repurchase price $46,823
       5.21%, 9/1/06                                         46,816      46,816
   Morgan Stanley & Co., Inc., dated 8/31/06,
     repurchase price $31,215
       5.22%, 9/1/06                                         31,211      31,211
   Societe Generale, New York Branch, dated 8/31/06,
     repurchase price $15,608
       5.20%, 9/1/06                                         15,605      15,605
   UBS Securities LLC, dated 8/31/06, repurchase
     price $46,823
       5.22%, 9/1/06                                         46,816      46,816
-------------------------------------------------------------------------------
                                                                        140,448
-------------------------------------------------------------------------------
(Colld. at a minimum of 102%) /(3)/
Repurchase Agreements - 30.9%
   Bank of America Securities LLC, dated 8/31/06,
     repurchase price $70,010
       5.28%, 9/1/06                                         70,000      70,000
   Citigroup Global Markets, Inc., dated 8/31/06,
     repurchase price $355,052
       5.29%, 9/1/06                                        355,000     355,000
   Credit Suisse First Boston Corp., dated 8/31/06,
     repurchase price $105,015
       5.29%, 9/1/06                                        105,000     105,000
   Goldman Sachs & Co., dated 8/31/06, repurchase
     price $75,011
       5.26%, 9/1/06                                         75,000      75,000
   HSBC Securities U.S.A., Inc., dated 8/31/06,
     repurchase price $75,011
       5.29%, 9/1/06                                         75,000      75,000

        MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   GOVERNMENT PORTFOLIO (continued)

                                                          PRINCIPAL
                                                           AMOUNT     VALUE
-------------------------------------------------------------------------------
                                                           (000S)     (000S)
REPURCHASE AGREEMENTS - 35.7% - CONTINUED
(Colld. at a minimum of 102%) /(3)/
Repurchase Agreements - 30.9%
   Lehman Brothers, Inc., dated 8/31/06, repurchase
     price $126,830
       5.32%, 9/1/06                                      $126,811  $  126,811
   UBS Securities LLC, dated 8/31/06, repurchase
     price $95,014
       5.28%, 9/1/06                                        95,000      95,000
-------------------------------------------------------------------------------
                                                                       901,811
-------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $1,042,259)                        1,042,259
-------------------------------------------------------------------------------
Total Investments - 100.1% (Cost $2,920,146) /(4)/                   2,920,146
-------------------------------------------------------------------------------
Liabilities less Other Assets - (0.1)%                                  (2,744)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $2,917,402
-------------------------------------------------------------------------------

/(1)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(2)/ The nature and terms of the collateral received for the joint repurchase agreements are as follows:

                                                  COUPON          MATURITY
NAME                                              RATES            DATES
-------------------------------------------------------------------------------
U.S. Treasury Bonds                             2.38% - 8.13% 5/15/16 - 4/15/29
U.S. Treasury Notes                             2.00% - 5.50% 5/15/09 - 1/15/14

/(3)/ The nature and terms of the collateral received for the repurchase agreements are as follows:

                                                   COUPON          MATURITY
NAME                                               RATES            DATES
-------------------------------------------------------------------------------
FHLMC                                            0.00% - 7.00% 5/1/10 - 7/1/36
FNMA                                             4.00% - 8.50% 11/1/10 - 8/1/36
GNMA                                                 0.00%         7/20/34

/(4)/ The cost for federal income tax purposes was $2,920,146.

        MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
   ABBREVIATIONS AND OTHER INFORMATION              AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   GOVERNMENT PORTFOLIO (continued)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

Colld.     Collateralized

FFCB       Federal Farm Credit Bank

FHLB       Federal Home Loan Bank

FHLMC      Federal Home Loan Mortgage Corp.

FNMA       Federal National Mortgage Association

FRN        Floating Rate Notes

GNMA       Government National Mortgage Association

        MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   GOVERNMENT SELECT PORTFOLIO

                                                          PRINCIPAL
                                                           AMOUNT      VALUE
-------------------------------------------------------------------------------
                                                           (000S)      (000S)
U.S. GOVERNMENT AGENCIES - 93.9% - /(1)/
Federal Farm Credit Bank - 28.2%
   FFCB Discount Notes,
       5.17%, 9/14/06                                     $   35,000 $   34,935
       5.10%, 9/20/06                                         69,000     68,814
       4.16%, 10/12/06                                        35,000     34,834
       5.15%, 10/16/06                                        20,000     19,871
       4.95%, 10/25/06                                        20,000     19,851
       4.38%, 11/2/06                                         50,000     49,623
       5.19%, 11/15/06                                        15,000     14,838
       5.00%, 12/5/06                                         24,000     23,683
       5.01%, 12/8/06                                         24,523     24,189
       4.47%, 1/16/07                                         24,000     23,592
       4.96%, 2/15/07                                         20,000     19,540
       5.26%, 5/4/07                                          50,000     48,210
   FFCB FRN,
       5.24%, 9/1/06                                          70,000     69,947
       5.26%, 9/1/06                                         210,000    209,994
       5.27%, 9/1/06                                          50,000     49,996
       5.31%, 9/1/06                                          50,000     49,994
       5.33%, 9/1/06                                         100,000     99,998
       5.28%, 9/4/06                                          40,000     40,000
       5.33%, 9/4/06                                          75,000     74,999
       5.26%, 9/13/06                                         75,000     74,999
       5.21%, 9/19/06                                         75,000     74,991
       5.28%, 9/19/06                                         75,000     74,991
       5.19%, 9/25/06                                        115,000    114,990
       5.18%, 9/27/06                                         30,000     30,000
       5.19%, 9/30/06                                         55,000     54,988
   FFCB Notes,
       2.38%, 10/2/06                                         10,000      9,977
       4.35%, 10/19/06                                        10,000     10,000
-------------------------------------------------------------------------------
                                                                      1,421,844
-------------------------------------------------------------------------------
Federal Home Loan Bank - 64.9%
   FHLB Bond,
       5.00%, 4/3/07                                          10,000      9,995
   FHLB Discount Notes,
       4.98%, 9/1/06                                       1,140,865  1,140,865
       5.00%, 9/1/06                                         250,000    250,000
       5.21%, 9/1/06                                          30,500     30,500
       4.45%, 9/5/06                                          38,000     37,981
       5.18%, 9/6/06                                          13,500     13,490
       5.12%, 9/13/06                                        162,300    162,023
       5.13%, 9/13/06                                         72,672     72,548
       5.17%, 9/13/06                                         40,000     39,931
       5.12%, 9/15/06                                        100,000     99,801
       5.13%, 9/15/06                                         14,900     14,870
       5.11%, 9/20/06                                         28,000     27,924
       5.13%, 9/22/06                                         49,769     49,620
       5.23%, 10/6/06                                         40,000     39,797
       5.22%, 11/8/06                                        110,473    109,384
       5.16%, 11/15/06                                        30,000     29,677

        MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   GOVERNMENT SELECT PORTFOLIO (continued)

                                                          PRINCIPAL
                                                           AMOUNT     VALUE
-------------------------------------------------------------------------------
                                                           (000S)     (000S)
U.S. GOVERNMENT AGENCIES - 93.9% /(1)/ - CONTINUED
Federal Home Loan Bank - 64.9% - (continued)
   FHLB FRN,
       5.27%, 9/6/06                                      $150,000  $  149,969
       5.35%, 10/10/06                                     113,000     112,935
   FHLB Notes,
       2.20%, 9/15/06                                       35,000      34,957
       2.88%, 9/15/06                                       85,290      85,216
       3.50%, 9/15/06                                       14,945      14,934
       3.75%, 9/28/06                                       32,025      32,005
       2.73%, 9/29/06                                      100,000      99,791
       3.75%, 9/29/06                                       13,000      12,984
       3.13%, 11/15/06                                      50,250      50,087
       4.13%, 11/15/06                                       8,525       8,516
       3.88%, 12/1/06                                       45,000      44,868
       2.75%, 12/15/06                                      25,000      24,831
       3.80%, 12/29/06                                      15,000      14,936
       4.63%, 1/23/07                                       20,290      20,257
       4.63%, 1/30/07                                       50,000      49,963
       4.71%, 2/9/07                                        75,000      75,000
       2.63%, 2/16/07                                      128,000     126,513
       5.00%, 3/20/07                                       15,000      14,993
       4.00%, 4/25/07                                      144,500     143,259
       4.25%, 5/8/07                                        10,000       9,932
       4.88%, 5/15/07                                       20,000      19,933
-------------------------------------------------------------------------------
                                                                     3,274,285
-------------------------------------------------------------------------------
Tennessee Valley Authority - 0.8%
   Tennessee Valley Authority Discount Note,
       5.17%, 9/7/06                                        40,000      39,966
-------------------------------------------------------------------------------
                                                                        39,966
-------------------------------------------------------------------------------
Total U.S. Government Agencies (Cost $4,736,095)                     4,736,095
-------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 2.5%
   U.S. Treasury Bills,
       5.10%, 9/14/06                                       80,000      79,853
       5.07%, 9/21/06                                       45,000      44,873
-------------------------------------------------------------------------------
Total U.S. Government Obligations (Cost $124,726)                      124,726
-------------------------------------------------------------------------------
EURODOLLAR TIME DEPOSIT - 3.7%
   Fifth Third Bank, Grand Cayman
       5.27%, 9/1/06                                       188,759     188,759
-------------------------------------------------------------------------------
Total Eurodollar Time Deposit (Cost $188,759)                          188,759
-------------------------------------------------------------------------------
Total Investments - 100.1% (Cost $5,049,580) /(2)/                   5,049,580
-------------------------------------------------------------------------------
Liabilities less Other Assets - (0.1)%                                  (5,159)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $5,044,421
-------------------------------------------------------------------------------

/(1)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(2)/ The cost for federal income tax purposes was $5,049,580.

        MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
   ABBREVIATIONS AND OTHER INFORMATION              AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   GOVERNMENT SELECT PORTFOLIO (continued)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FFCB       Federal Farm Credit Bank

FHLB       Federal Home Loan Bank

FRN        Floating Rate Notes

        MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   TAX-EXEMPT PORTFOLIO

                                                              PRINCIPAL
                                                               AMOUNT   VALUE
-------------------------------------------------------------------------------
                                                               (000S)   (000S)
MUNICIPAL INVESTMENTS - 97.2%
Alabama - 2.1%
   Columbia IDB PCR Refunding VRDB, Series
     1999C, Alabama Power Company Project (Alabama Power
     Gtd.),
       3.60%, 9/1/06                                           $ 6,000  $ 6,000
   Jefferson County Obligation School Warrant Revenue
     Bonds, Series 2005B (AMBAC Insured),
       3.44%, 9/11/06                                            2,900    2,900
   Montgomery IDB Pollution Control and Solid Waste
     Disposal Refunding VRDB, Series 2005, General
     Electric Co. Project (General Electric Co. Gtd.),
       3.56%, 9/1/06                                             2,490    2,490
-------------------------------------------------------------------------------
                                                                         11,390
-------------------------------------------------------------------------------
Arizona - 0.7%
   Arizona Health Facilities Authority Revenue VRDB,
     Series A, Banner Health (MBIA Insured),
       3.40%, 9/11/06                                            1,300    1,300
   Salt River Project Agricultural Improvement and Power
     District Revenue Bonds, Citigroup Eagle Series
     2006-14, /(1)/
       3.63%, 9/11/06                                            2,300    2,300
-------------------------------------------------------------------------------
                                                                          3,600
-------------------------------------------------------------------------------
California - 1.1%
   California State Department of Water Resources Power
     Supply Revenue VRDB, Series 2002C-7 (FSA Corp.
     Insured),
       3.27%, 9/11/06                                            4,000    4,000
   California Statewide Communities Development
     Authority Revenue VRDB, University of San Diego
     (BNP Paribas LOC),
       3.39%, 9/11/06                                              200      200
   San Francisco City and County Redevelopment Agency
     Multifamily Housing Revenue VRDB, Series 1985B,
     Bayside Village Project (JPMorgan Chase Bank LOC),
       3.32%, 9/11/06                                            2,000    2,000
-------------------------------------------------------------------------------
                                                                          6,200
-------------------------------------------------------------------------------
Colorado - 6.8%
   Colorado Educational and Cultural Facilities
     Authority Revenue VRDB, Series 2005, Kent Denver
     School Project (Bank of New York LOC),
       3.47%, 9/11/06                                            4,950    4,950
   Colorado Health Facilities Authority Revenue
     Refunding VRDB, Covenant Retirement (LaSalle Bank
     N.A. LOC),
       3.41%, 9/11/06                                            6,000    6,000
   Colorado HFA, SFM Class 1, Series A-5 (SFM Class 1
     GIC),
       3.43%, 1/3/07                                             6,000    6,000
   Greenwood Village G.O. Refunding VRDB, Series 2003,
     City of Fiddlers Business Improvement District
     (U.S. Bank N.A. LOC),
       3.50%, 9/11/06                                            2,900    2,900
   Park Creek Metropolitan District Revenue Bonds,
     Merrill Lynch P-Floats 157 (Danske Bank Gtd.), /(1)
     (2)/
       3.50%, 2/15/07                                           17,500   17,500
-------------------------------------------------------------------------------
                                                                         37,350
-------------------------------------------------------------------------------
Connecticut - 3.1%
   Connecticut State Health and Educational Facility
     Authority Revenue VRDB, Series X-2, Yale University,
       3.35%, 9/11/06                                           16,900   16,900
-------------------------------------------------------------------------------
District of Columbia - 2.2%
   District of Columbia Revenue VRDB, Series 2001, Henry
     J. Kaiser Foundation,
       3.45%, 9/11/06                                            1,200    1,200

        MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   TAX-EXEMPT PORTFOLIO (continued)

                                                              PRINCIPAL
                                                               AMOUNT   VALUE
-------------------------------------------------------------------------------
                                                               (000S)   (000S)
MUNICIPAL INVESTMENTS - 97.2% - CONTINUED
District of Columbia - 2.2% - (continued)
   District of Columbia Water and Sewer Revenue Bonds,
     Citicorp Eagle Trust 8121A (FSA Corp. Insured),
     /(1)/
       3.46%, 9/11/06                                          $ 7,000  $ 7,000
   District of Columbia Water and Sewer Revenue Bonds,
     Series 1998, Citibank Eagle Trust 985201 (FSA Corp.
     Insured), /(1)/
       3.63%, 9/11/06                                            4,200    4,200
-------------------------------------------------------------------------------
                                                                         12,400
-------------------------------------------------------------------------------
Florida - 6.0%
   Florida State Department of Transportation Revenue
     Bonds, Series 2005-A22, Wachovia MERLOTS, /(1) (2)/
       3.35%, 11/15/06                                          12,460   12,460
   Highlands County Health Facilities Authority Revenue
     VRDB, Series 1996A, Adventist Health System Project
     (FGIC Insured),
       3.40%, 9/11/06                                            2,750    2,750
   Highlands County Health Facilities Authority Revenue
     VRDB, Series 2000-A, Adventist Health System
     Sunbelt (FGIC Insured),
       3.40%, 9/11/06                                              200      200
   Highlands County Health Facilities Authority Revenue
     VRDB, Series 2003A, Adventist Health System Project
     (SunTrust Bank LOC),
       3.42%, 9/11/06                                            1,600    1,600
   Lee County IDA Healthcare Facilities Revenue VRDB,
     Series 1999B, Shell Point Village Project (Bank of
     America N.A. LOC),
       3.40%, 9/11/06                                            2,000    2,000
   Lee County IDA Healthcare Facilities Revenue VRDB,
     Series 2002A, Shell Point Village Project (Bank of
     America N.A. LOC),
       3.40%, 9/11/06                                            2,360    2,360
   Orange County IDA Revenue VRDB, Series 2002, Catholic
     Diocese Project (SunTrust Bank LOC),
       3.41%, 9/11/06                                            3,000    3,000
   Palm Beach County Revenue VRDB, Series 2003, Morse
     Obligation Group (KeyBank N.A. LOC),
       3.42%, 9/11/06                                            8,605    8,605
-------------------------------------------------------------------------------
                                                                         32,975
-------------------------------------------------------------------------------
Georgia - 3.1%
   Clayton County Development Authority Revenue VRDB,
     Series 2000A, Delta Airlines Project (General
     Electric Capital Corp. LOC), /(1)/
       3.48%, 9/11/06                                              600      600
   Georgia State G.O. Bonds, Eagle Trust Series 97C1001,
     /(1)/
       3.46%, 9/11/06                                              340      340
   Macon-Bibb County Hospital Authority Revenue VRDB,
     Series 2003, Revenue Anticipation Certificates
       Medical Center of Central Georgia (SunTrust Bank
         LOC),
       3.41%, 9/11/06                                            2,700    2,700
   Macon Lease Revenue Refunding Bonds, Series 2004,
     Bibb County School District Project (Bibb County
     Gtd.),
       3.41%, 9/11/06                                            2,825    2,825
   Municipal Electric Authority Revenue VRDB, Series
     1994C, Project One (FSA Corp. Insured),
       3.35%, 9/11/06                                            6,470    6,470

        MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   TAX-EXEMPT PORTFOLIO (continued)

                                                              PRINCIPAL
                                                               AMOUNT   VALUE
-------------------------------------------------------------------------------
                                                               (000S)   (000S)
MUNICIPAL INVESTMENTS - 97.2% - CONTINUED
Georgia - 3.1% - (continued)
   Smyrna Housing Authority Multifamily Housing Revenue
     Bonds, Series 1997, F& M Villages Project (FNMA
     Gtd.),
       3.40%, 9/11/06                                          $ 4,070  $ 4,070
-------------------------------------------------------------------------------
                                                                         17,005
-------------------------------------------------------------------------------
Illinois - 15.7%
   Arlington Heights Multifamily Housing Revenue
     Refunding VRDB, Series 1997, Dunton Tower
     Apartments Project (Marshall & Ilsley Bank LOC),
       3.42%, 9/11/06                                            4,065    4,065
   Chicago Board of Education G.O., Series A, Merrill
     P-Floats PA-617, School Reform Board (FGIC
     Insured), /(1)/
       3.46%, 9/11/06                                            4,995    4,995
   Chicago Board of Education G.O. Variable Rate
     Certificates, Series 2000A, School Reform Board
     (FGIC Insured), /(1)/
       3.51%, 9/11/06                                            4,205    4,205
   Chicago G.O. Refunding Bonds, Series 1998, Citicorp
     Eagle Trust 981302 (FSA Corp. Insured), /(1)/
       3.63%, 9/11/06                                            1,000    1,000
   Chicago G.O. Tender Notes, Series 2006 (Bank of
     America N.A. LOC),
       3.35%, 12/7/06                                            5,000    5,000
   Chicago School Reform Board G.O. Bonds, Series 1996,
     Variable Rate Certificates, Bank of America
     Securities (MBIA Insured), /(1)/
       3.51%, 9/11/06                                            1,800    1,800
   Cook County Public Purpose Revenue VRDB, Series 1990,
     Claretian Association Neighborhood Office, Inc.
     Project (FHLB LOC),
       5.41%, 9/11/06                                            3,030    3,030
   Illinois Development Finance Authority Economic
     Development Revenue Bonds, Series 2003,
     Resurrection Center Project (Harris N.A. LOC),
       3.40%, 9/11/06                                            5,035    5,035
   Illinois Development Finance Authority Revenue Bonds,
     Series 1984, Enterprise Office Campus (Colld. by
     U.S. Treasury Securities),
       3.70%, 9/1/06                                             6,000    6,000
   Illinois Development Finance Authority Revenue Bonds,
     Series 2001, YMCA of Metropolitan Chicago Project
     (Harris N.A. LOC),
       3.48%, 9/11/06                                              500      500
   Illinois Finance Authority Revenue Notes, Jewish
     Charities (Harris N.A. LOC),
       3.45%, 9/1106                                             8,890    8,890
   Illinois Health Facilities Authority Revenue Bonds,
     Series 1997, Central Baptist Home for the Aged
     Project (Allied Irish Bank LOC),
       3.42%, 9/11/06                                            9,500    9,500
   Illinois Health Facilities Authority Revenue Bonds,
     Series 2003-B, Advocate Healthcare Network,
       3.40%, 1/4/07                                            10,000   10,000
   Illinois International Port District Revenue
     Refunding VRDB, Series 2003 (LaSalle Bank N.A. LOC),
       3.60%, 9/11/06                                            3,000    3,000
   Illinois State Sales TRB, Citigroup Series ROCS
     RR-II-R-4542,/ (1)/
       3.45%, 9/11/06                                            3,945    3,945
   Kane County Revenue Bonds, Series 1993, Glenwood
     School for Boys (Harris N.A. LOC),
       3.53%, 9/11/06                                            3,700    3,700

        MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   TAX-EXEMPT PORTFOLIO (continued)

                                                             PRINCIPAL
                                                              AMOUNT   VALUE
------------------------------------------------------------------------------
                                                              (000S)   (000S)
MUNICIPAL INVESTMENTS - 97.2% - CONTINUED
Illinois - 15.7% - (continued)
   Peoria IDR Bonds, Series 1997, Peoria Production
     Shop Project (JPMorgan Chase Bank LOC),
       3.65%, 9/11/06                                         $  645   $   645
   Rockford Revenue Bonds, Series 2002, Wesley Willows
     Obligation (Marshall & Ilsley Bank LOC),
       3.58%, 9/1/06                                           4,950     4,950
   Will County Revenue VRDB, Series 2004, Joliet
     Catholic Academy Project (Harris N.A. LOC),
       3.48%, 9/11/06                                          6,250     6,250
------------------------------------------------------------------------------
                                                                        86,510
------------------------------------------------------------------------------
Indiana - 5.0%
   Indiana Bond Bank Revenue Bonds, Series 2006A,
     Advanced Funding Program Notes,
       4.50%, 2/1/07                                           2,500     2,512
   Indiana Development Finance Authority Revenue VRDB,
     Series 2002, Indianapolis Museum of Art (JPMorgan
     Chase Bank LOC),
       3.46%, 9/11/06                                          1,700     1,700
   Indiana Health and Educational Facilities Finance
     Authority Revenue Bonds, Series 2005A, Howard
     Regional Health System Project (Comerica Bank LOC),
       3.62%, 9/1/06                                           1,000     1,000
   Indiana Health Facility Financing Authority Revenue
     VRDB, Series 2000, Senior Living Greencroft
     Project (LaSalle Bank N.A. LOC),
       3.41%, 9/11/06                                          1,176     1,176
   Indiana Health Facility Financing Authority Revenue
     VRDB, Series 2002B, Fayette Memorial Hospital
     Association (Fifth Third Bank LOC),
       3.62%, 9/1/06                                           3,200     3,200
   Indiana Health Facility Financing Authority Revenue
     VRDB, Series 2004A, Margaret Mary Community
     Hospital Project (Fifth Third Bank LOC),
       3.62%, 9/1/06                                             900       900
   Indiana Public Improvement Bond Bank Revenue VRDB,
     Series A, ABN AMRO Munitops Certificate Trust
     Series 2002-7 (MBIA Insured), /(1)/
       3.45%, 9/11/06                                          7,500     7,500
   Perry Township Building Corp. Revenue Bonds, Series
     2005, ABN AMRO Munitops Certificate Trust 2005-6
     (FSA Corp. Insured), /(1)/
       3.46%, 9/11/06                                          9,810     9,810
------------------------------------------------------------------------------
                                                                        27,798
------------------------------------------------------------------------------
Iowa - 1.5%
   Iowa Finance Authority Revenue VRDB, Series 2000,
     YMCA and Rehab Center Project (Bank of America
     N.A. LOC),
       3.46%, 9/11/06                                          2,000     2,000
   Iowa Finance Authority Revenue VRDB, Series 2003A,
     St. Luke's Health Foundation of Sioux City Project
     (General Electric Capital Corp. LOC),
       3.42%, 9/11/06                                          3,100     3,100
   Iowa Higher Education Loan Authority Revenue Bonds,
     Series 2002, Luther College Project (U.S. Bank
     N.A. LOC),
       3.40%, 9/11/06                                          3,000     3,000
   Iowa Higher Education Loan Authority Revenue VRDB,
     Private College, Series 2003, Des Moines
     University Project (Allied Irish Bank LOC),
       3.62%, 9/1/06                                             200       200
------------------------------------------------------------------------------
                                                                         8,300
------------------------------------------------------------------------------

        MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   TAX-EXEMPT PORTFOLIO (continued)

                                                              PRINCIPAL
                                                               AMOUNT   VALUE
 ------------------------------------------------------------------------------
                                                               (000S)   (000S)
 MUNICIPAL INVESTMENTS - 97.2% - CONTINUED
 Kansas - 1.8%
    Kansas Development Finance Authority Revenue VRDB,
      Series 2004C, Adventist Health System/ Sunbelt
      (SunTrust Bank LOC),
        3.43%, 9/11/06                                         $5,000   $ 5,000
    Kansas State Department of Transportation Highway
      Revenue Bonds, Series 2004C-1,
        3.37%, 9/11/06                                            230       230
    Olathe Senior Living Facility Revenue VRDB, Series
      C-1, Catholic Care Campus (LaSalle Bank N.A. LOC),
        3.41%, 9/11/06                                          1,100     1,100
    University of Kansas Hospital Authority Revenue
      VRDB, KU Health Systems (Harris N.A. LOC),
        3.57%, 9/1/06                                           3,810     3,810
 ------------------------------------------------------------------------------
                                                                         10,140
 ------------------------------------------------------------------------------
 Kentucky - 0.6%
    Fort Mitchell League of Cities Revenue VRDB, Series
      2002A, Trust Lease Program (U.S. Bank N.A. LOC),
        3.60%, 9/11/06                                          2,250     2,250
    Morehead League of Cities Revenue VRDB, Series
      2004A, Trust Lease Program (U.S. Bank N.A. LOC),
        3.60%, 9/11/06                                          1,244     1,244
 ------------------------------------------------------------------------------
                                                                          3,494
 ------------------------------------------------------------------------------
 Louisiana - 0.3%
    Jefferson Parish Hospital Revenue Refunding VRDB,
      Series 2004, East Jefferson General Hospital
      (JPMorgan Chase Bank LOC),
        3.48%, 9/11/06                                          1,900     1,900
 ------------------------------------------------------------------------------
 Maryland - 1.6%
    Gaithersburg Economic Development Revenue Bonds,
      Series 1997A, Asbury Methodist (MBIA Insured),
        3.40%, 9/11/06                                          9,050     9,050
 ------------------------------------------------------------------------------
 Massachusetts - 0.2%
    Massachusetts State G.O. Refunding VRDB, Series
      2005A,
        3.40%, 9/11/06                                          1,000     1,000
 ------------------------------------------------------------------------------
 Michigan - 4.5%
    Detroit School Building and Site Improvement G.O.,
      Series 2002A, ABN AMRO Munitops Certificate Trust,
      Series 2003-10 (FGIC Insured), /(1)/
        3.43%, 9/11/06                                          4,495     4,495
    Jackson County Economic Development Corp. Limited
      Obligation Revenue Refunding VRDB, Series 2001A,
      Vista Grande Villa (LaSalle Bank N.A. LOC),
        3.55%, 9/1/06                                             100       100
    Macomb County Hospital Finance Authority Revenue
      Refunding VRDB, Series 2003A-1, Mount Clemens
      General (Comerica Bank LOC),
        3.60%, 9/1/06                                           2,600     2,600
    Michigan Municipal Bond Authority Revenue Notes,
      Series B-2 (Bank of Nova Scotia LOC),
        4.50%, 8/20/07                                          5,000     5,038
    Michigan State Hospital Finance Authority Revenue
      Refunding VRDB, Series 2003A, Crittenton Hospital
      (Comerica Bank LOC),
        3.57%, 9/1/06                                           2,400     2,400

        MONEY MARKET PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   TAX-EXEMPT PORTFOLIO (continued)

                                                             PRINCIPAL
                                                              AMOUNT   VALUE
------------------------------------------------------------------------------
                                                              (000S)   (000S)
MUNICIPAL INVESTMENTS - 97.2% - CONTINUED
Michigan - 4.5% - (continued)
   Michigan State Hospital Finance Authority Revenue
     VRDB, Series 2004B, Holland Community Hospital
     (JPMorgan Chase Bank LOC),
       3.41%, 9/11/06                                         $5,500   $ 5,500
   Michigan State Hospital Finance Authority Revenue
     VRDB, Series 2005F, Trinity Health Credit,
       3.60%, 9/1/06                                           4,500     4,500
------------------------------------------------------------------------------
                                                                        24,633
------------------------------------------------------------------------------
Minnesota - 0.4%
   Center City, Minnesota Healthcare Facilities Revenue
     VRDB, Series 2002, Hazelden Foundation Project
     (Allied Irish Bank LOC),
       3.44%, 9/11/06                                          2,500     2,500
------------------------------------------------------------------------------
Mississippi - 0.9%
   Medical Center Educational Building Corp. Revenue
     VRDB, Adult Hospital Project (AMBAC Insured),
       3.40%, 9/1/06                                           3,235     3,235
   Mississippi Business Finance Corp. Revenue VRDB,
     Series 2000, St. Andrew's Episcopal School Project
     (Allied Irish Bank LOC),
       3.44%, 9/11/06                                          1,590     1,590
------------------------------------------------------------------------------
                                                                         4,825
------------------------------------------------------------------------------
Missouri - 4.7%
   Chesterfield IDA Educational Facilities Revenue
     VRDB, Series 2003, Gateway Academy, Inc. Project
     (U.S. Bank N.A. LOC),
       3.62%, 9/1/06                                             400       400
   Curators of the University of Missouri Revenue
     Notes, Series FY, Capital Project Notes,
       4.50%, 6/29/07                                          7,500     7,551
   Kirkwood Tax Increment Revenue Refunding VRDB,
     Series 2004, Kirkwood Commons Project (U.S. Bank
     N.A. LOC),
       3.62%, 9/1/06                                           2,500     2,500
   Missouri State Health and Educational Facilities
     Authority Revenue VRDB, Series 1999B, St. Louis
     University,
       3.60%, 9/1/06                                           2,915     2,915
   Missouri State Health and Educational Facilities
     Authority Revenue VRDB, Series 2001, Missouri
     Valley College (U.S. Bank N.A. LOC),
       3.62%, 9/1/06                                           5,885     5,885
   Missouri State Health and Educational Facilities
     Authority Revenue VRDB, Series 2001B, Bethesda
     Health Group (U.S. Bank N.A. LOC),
       3.62%, 9/1/06                                           4,385     4,385
   Missouri State Health and Educational Facilities
     Authority Revenue VRDB, Series 2002, Missouri
     Baptist College (U.S. Bank N.A. LOC),
       3.62%, 9/1/06                                           2,200     2,200
------------------------------------------------------------------------------
                                                                        25,836
------------------------------------------------------------------------------
Nebraska - 1.4%
   Douglas County School District G.O., Series 2003,
     Citigroup ROCS-RR-II-R-4058, /(1)/
       3.45%, 9/11/06                                          4,930     4,930
   Lincoln Electric System Revenue Bonds, Series 2001,
     MERLOTS Series 2003-B01, /(1)/
       3.45%, 9/11/06                                          2,880     2,880
------------------------------------------------------------------------------
                                                                         7,810
------------------------------------------------------------------------------

        MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   TAX-EXEMPT PORTFOLIO (continued)

                                                             PRINCIPAL
                                                              AMOUNT   VALUE
------------------------------------------------------------------------------
                                                              (000S)   (000S)
MUNICIPAL INVESTMENTS - 97.2% - CONTINUED
Nevada - 0.3%
   Clark County Revenue Refunding Bonds, Series 1993A,
     Airport Improvement (MBIA Insured),
       3.40%, 9/11/06                                         $1,400   $ 1,400
------------------------------------------------------------------------------
New Mexico - 0.9%
   Bernalillo County Gross TRB 1996B, Series 2004B
     Macon Variable Certificates (MBIA Insured), /(1)/
       3.45%, 9/11/06                                          5,160     5,160
------------------------------------------------------------------------------
North Carolina - 0.6%
   New Hanover County G.O. School Bonds, Series 1995,
       3.50%, 9/11/06                                          2,250     2,250
   University of North Carolina Revenue Bonds,
     Citigroup Eagle 720053014 Class 2005A, /(1)/
       3.63%, 9/11/06                                            800       800
------------------------------------------------------------------------------
                                                                         3,050
------------------------------------------------------------------------------
North Dakota - 0.7%
   Ward County Healthcare Facilities Revenue Bonds,
     Series 2002A, Trinity Obligation Group (U.S. Bank
     N.A. LOC),
       3.62%, 9/1/06                                           3,915     3,915
------------------------------------------------------------------------------
Ohio - 1.5%
   Hamilton County Healthcare Facilities Revenue VRDB,
     Series 2003A, Twin Towers and Twin Lakes Project
     (U.S. Bank N.A. LOC),
       3.61%, 9/11/06                                          6,000     6,000
   Middletown Development Revenue Bonds, Series 2003,
     Bishop Fenwick High School Project (JPMorgan Chase
     Bank LOC),
       3.53%, 9/11/06                                          2,450     2,450
------------------------------------------------------------------------------
                                                                         8,450
------------------------------------------------------------------------------
Oklahoma - 1.4%
   Edmond EDA Student Housing Revenue VRDB, Series
     2001A, Edmond Project (Allied Irish Bank N.A. LOC),
       3.43%, 9/11/06                                          4,200     4,200
   Tulsa Industrial Authority Revenue Bonds, Series
     2000B, University of Tulsa (MBIA Insured),
       3.48%, 9/11/06                                          3,785     3,785
------------------------------------------------------------------------------
                                                                         7,985
------------------------------------------------------------------------------
Pennsylvania - 2.2%
   Allegheny County Hospital Development Authority
     Revenue Bonds, Series 1988 B-2, Presbyterian
     University Hospital (JPMorgan Chase Bank LOC),
       3.45%, 9/11/06                                          1,185     1,185
   Beaver County IDA PCR Refunding VRDB, First Energy
     Generation (Barclays Bank PLC LOC),
       3.56%, 9/1/06                                             900       900
   Cumberland County Municipal Authority Revenue Bonds,
     Series 2002C, Wesley Affliliated Services (Lloyds
     TSB Bank LOC),
       3.40%, 9/11/06                                          5,000     5,000
   Philadelphia TRANS,
       4.50%, 6/29/07                                          5,000     5,029
------------------------------------------------------------------------------
                                                                        12,114
------------------------------------------------------------------------------
Tennessee - 2.8%
   Metropolitan Government Nashville and Davidson
     County Electric Revenue Bonds, Citicorp Eagle
     Trust Series 984201, /(1)/
       3.63%, 9/11/06                                          1,600     1,600

        MONEY MARKET PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   TAX-EXEMPT PORTFOLIO (continued)

                                                             PRINCIPAL
                                                              AMOUNT   VALUE
------------------------------------------------------------------------------
                                                              (000S)   (000S)
MUNICIPAL INVESTMENTS - 97.2% - CONTINUED
Tennessee - 2.8% - (continued)
   Metropolitan Government Nashville and Davidson
     County Health and Educational Facilities Board
     Revenue Bonds, Series 2001B2, Ascension Health
     Credit,
       3.40%, 1/4/07                                          $ 5,000  $ 5,000
   Metropolitan Government Nashville and Davidson
     County IDB Revenue Refunding VRDB, Series 2002,
     University of Nashville Project (SunTrust Bank
     LOC),
       3.41%, 9/11/06                                           2,000    2,000
   Montgomery County Public Building Authority Pooled
     Financing Revenue Bonds, Tennessee County Loan
     Pool (Bank of America N.A. LOC),
       3.58%, 9/1/06                                            4,400    4,400
   Williamson County IDB Revenue Bonds, Series 2003,
     Currey Ingram Academy Project (SunTrust Bank LOC),
       3.53%, 9/11/06                                           2,350    2,350
------------------------------------------------------------------------------
                                                                        15,350
------------------------------------------------------------------------------
Texas - 13.6%
   Comal Independent School District VRDB, Series
     1999-9, ABN AMRO Munitops Certificate Trust (PSF
     of Texas Gtd.), /(1)/
       3.44%, 9/11/06                                           6,500    6,500
   Conroe Independent School District, G.O., Series
     2002-1, ABN AMRO Munitops Certificate Trust (PSF
     of Texas Gtd.), /(1)/
       3.46%, 9/11/06                                           9,995    9,995
   Granbury Independent School District G.O., Series
     1999 SG-129 (PSF of Texas Gtd.), /(1)/
       3.44%, 9/11/06                                           4,815    4,815
   Harris County Health Facilities Development Corp.
     Revenue VRDB, Series A, Methodist Hospital System,
       3.60%, 9/1/06                                            7,300    7,300
   Keller Independent School District G.O., Series
     2001-26, ABN AMRO Munitops Certificate Trust (PSF
     of Texas Gtd.), /(1)/
       3.45%, 9/11/06                                           4,000    4,000
   Princeton Independent School District G.O., Soc Gen
     Series 2003 SGB-41 (PSF of Texas Gtd.), /(1)/
       3.45%, 9/11/06                                           4,750    4,750
   San Antonio City Electric and Gas, Wachovia MERLOTS
     Series 2001A68 (Colld. by U.S. Treasury
     Securities), /(1) /
       3.45%, 9/11/06                                           3,625    3,625
   State of Texas Transportation Mobility G.O.,
     Citigroup Eagle 720050055, /(1)/
       3.63%, 9/11/06                                           5,085    5,085
   State of Texas TRANS, Series 2006,
       4.50%, 8/31/07                                          20,000   20,183
   Texas A&M University Revenue Bonds, Series 2003A
     RR-II-R-4005 ROCS, /(1)/
       3.45%, 9/11/06                                           4,760    4,760
   Texas City Industrial Development Corp., Wachovia
     MERLOTS Series 2000-A34, Arco Pipeline Project
     (Wachovia Bank N.A. LOC), /(1)/
       3.45%, 9/11/06                                           3,880    3,880
------------------------------------------------------------------------------
                                                                        74,893
------------------------------------------------------------------------------
Utah - 1.7%
   Utah Water Finance Agency Revenue VRDB, Series
     2002A2 (AMBAC Insured),
       3.47%, 9/11/06                                           5,330    5,330

        MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   TAX-EXEMPT PORTFOLIO (continued)

                                                             PRINCIPAL
                                                              AMOUNT    VALUE
-------------------------------------------------------------------------------
                                                              (000S)    (000S)
MUNICIPAL INVESTMENTS - 97.2% - CONTINUED
Utah - 1.7% - (continued)
   Utah Water Finance Agency Revenue VRDB, Series
     2005A-14, Tender Options (AMBAC Insured),
       3.47%, 9/11/06                                         $4,100   $  4,100
-------------------------------------------------------------------------------
                                                                          9,430
-------------------------------------------------------------------------------
Washington - 4.2%
   Seattle Light and Power Revenue Refunding Bonds,
     Citigroup ROCS II-R Series 50 (FSA Corp. Insured),
     /(1)/
       3.45%, 9/11/06                                          6,495      6,495
   Tacoma Water System Revenue Bonds, Series 2002-36,
     ABN AMRO Munitops Certificate Trust (MBIA
     Insured), /(1)/
       3.46%, 9/11/06                                          8,680      8,680
   Washington State G.O., Series 2004D, ABN AMRO
     Munitops Certificate Trust Series 2004-13 (AMBAC
     Insured), /(1)/
       3.46%, 9/11/06                                            355        355
   Washington State Housing Finance Commission
     Nonprofit Housing Revenue VRDB, Series 2003,
       Gonzaga Preparatory School Project (Bank of
         America N.A. LOC),
       3.46%, 9/11/06                                          1,935      1,935
   Washington State Housing Finance Commission Revenue
     Refunding VRDB, Series 1997, Panorama City Project
     (KeyBank N.A. LOC),
       3.62%, 9/1/06                                           1,000      1,000
   Washington State Housing Finance Commission Revenue
     VRDB, Museum of History and Industry (Bank of
     America N.A. LOC),
       3.65%, 9/1/06                                           2,500      2,500
   Washington State Housing Finance Commission Revenue
     VRDB, Series 2000, Living Care Centers Project
     (Wells Fargo Bank N.A. LOC),
       3.62%, 9/11/06                                          2,115      2,115
-------------------------------------------------------------------------------
                                                                         23,080
-------------------------------------------------------------------------------
Wisconsin - 3.6%
   Madison Metropolitan School District TRANS,
       4.00%, 9/8/06                                           2,000      2,001
   Milwaukee Redevelopment Authority Revenue VRDB,
     Series 2005, University of Wisconsin Kenilworth
     Project (Depfa Bank PLC LOC),
       3.38%, 9/11/06                                          7,750      7,750
   Wisconsin Health and Educational Facilities
     Authority Revenue Bonds, Series 2002, Meriter
     Hospital, Inc. Project (Marshall & Ilsley Bank
     LOC),
       3.62%, 9/1/06                                           3,250      3,250
   Wisconsin Health and Educational Facilities
     Authority Revenue Bonds, Series 2004C, EastCastle
     Place, Inc. (LaSalle Bank N.A. LOC),
       3.40%, 9/11/06                                          4,100      4,100
   Wisconsin Health and Educational Facilities
     Authority Revenue Bonds, St. Joseph Community
     Hospital Project (Marshall & Ilsley Bank LOC),
       3.43%, 9/11/06                                            565        565
   Wisconsin Health and Educational Facilities
     Authority Revenue VRDB Series 2002A, Capital
     Access Pool, Vernon Memorial Hospital
       (U.S. Bank N.A. LOC),
       3.62%, 9/1/06                                           1,770      1,770
   Wisconsin Health and Educational Facilities
     Authority Revenue Refunding VRDB, Series 2003,
     Oakwood Village Project (Marshall & Ilsley Bank
     LOC),
       3.42%, 9/11/06                                            605        605
-------------------------------------------------------------------------------
                                                                         20,041
-------------------------------------------------------------------------------
Total Municipal Investments (Cost $536,484)                             536,484
-------------------------------------------------------------------------------

        MONEY MARKET PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   TAX-EXEMPT PORTFOLIO (continued)

                                                             NUMBER
                                                            OF SHARES   VALUE
-------------------------------------------------------------------------------
                                                                        (000S)
INVESTMENT COMPANIES - 2.5%
AIM Tax-Exempt Cash Fund                                    13,046,160 $ 13,046
Dreyfus Tax-Exempt Cash Management Fund                        417,259      417
-------------------------------------------------------------------------------
Total Investment Companies (Cost $13,463)                                13,463
-------------------------------------------------------------------------------

Total Investments - 99.7% (Cost $549,947) /(3)/                         549,947
-------------------------------------------------------------------------------
Other Assets less Liabilities - 0.3%                                      1,816
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $551,763
-------------------------------------------------------------------------------

/(1)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
/(2)/ Restricted security that has been deemed illiquid. At August 31, 2006, the value of these restricted illiquid securities amounted to approximately $29,960,000 or 5.4% of net assets. Additional information on each restricted illiquid security is as follows:

                                                     ACQUISITION    ACQUISITION
SECURITY                                                DATE           COST
-------------------------------------------------------------------------------
                                                                      (000S)
   Park Creek Metropolitan District Revenue
     Bonds (CO),
       3.50%, 2/15/07                             9/30/05 - 2/13/06   $17,500
   Florida State Department of
     Transportation Revenue Bonds (FL),
       3.35%, 11/15/06                                     11/15/05    12,460

/(3)/ The cost for federal income tax purposes was $549,947.

At August 31, 2006, the industry sectors for the Tax-Exempt Portfolio were:

INDUSTRY SECTOR                                                 % OF NET ASSETS
-------------------------------------------------------------------------------
Air, Water Services and Solid Waste Management                         7.9%
Educational Services                                                  19.3%
Electric Services, Gas and Combined Utilities                          5.4%
Executive, Legislative and General Government                         23.8%
General Medical, Surgical and Nursing and Personal Care               16.3%
Health Services and Residential Care                                  10.6%
All other sectors less than 5%                                        16.7%
-------------------------------------------------------------------------------
Total                                                                100.0%

       MONEY MARKET PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
   ABBREVIATIONS AND OTHER INFORMATION              AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   TAX-EXEMPT PORTFOLIO (continued)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

AMBAC      American Municipal Bond Assurance Corporation

Colld.     Collateralized

EDA        Economic Development Authority

FGIC       Financial Guaranty Insurance Corporation

FHLB       Federal Home Loan Bank

FNMA       Fannie Mae

FSA        Financial Security Assurance

GIC        Guaranteed Investment Contract

G.O.       General Obligation

Gtd.       Guaranteed

HFA        Housing Finance Authority

IDA        Industrial Development Authority

IDB        Industrial Development Board

IDR        Industrial Development Revenue

LOC        Letter of Credit

MBIA       Municipal Bond Insurance Association

MERLOTS    Municipal Exempt Receipts Liquidity Optional Tender

PCR        Pollution Control Revenue

P-Floats   Puttable Floating Rate Security

PSF        Permanent School Fund

ROCS       Reset Option Certificates

       MONEY MARKET PORTFOLIOS 11 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
   ABBREVIATIONS AND OTHER INFORMATION              AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   TAX-EXEMPT PORTFOLIO (continued)

SFM        Single Family Mortgage

SGB        Societe Generale Bank

Soc        Gen Societe Generale

TRANS      Tax and Revenue Anticipation Notes

TRB        Tax Revenue Bonds

TSB        Trustee Savings Bank

VRDB       Variable Rate Demand Bonds

       MONEY MARKET PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   MUNICIPAL PORTFOLIO

                                                             PRINCIPAL
                                                              AMOUNT    VALUE
-------------------------------------------------------------------------------
                                                              (000S)    (000S)
MUNICIPAL INVESTMENTS - 99.1%
Alabama - 2.3%
   Alabama HFA Multifamily Revenue Refunding VRDB,
     Series 1996A, Rime Village Hoover Project (FNMA
     Gtd.),
       3.45%, 9/11/06                                         $ 4,200  $  4,200
   Jefferson County Obligation School Warrant Revenue
     Bonds, Series 2005B (AMBAC Insured),                      44,200    44,200
       3.44%, 9/11/06
   Montgomery IDB Revenue Refunding VRDB, Series 2005,
     General Electric Co. Project (General Electric Co.
     Gtd.),
       3.56%, 9/1/06                                            2,800     2,800
   Taylor-Ryan Improvement District Number 2, Series
     2005, Special Assessments Variable Improvement
     Bonds (Wachovia Bank N.A. LOC),
       3.45%, 9/11/06                                          12,000    12,000
-------------------------------------------------------------------------------
                                                                         63,200
-------------------------------------------------------------------------------
Alaska - 0.3%
   Alaska International Airport Revenue Bonds, Series
     2006-9, ABN AMRO Munitops Certificate Trust (MBIA
     Insured), /(1)/
       3.46%, 9/11/06                                           8,100     8,100
-------------------------------------------------------------------------------
Arizona - 4.0%
   Arizona Health Facilities Authority Revenue VRDB,
     Series A, Banner Health (MBIA Insured),
       3.40%, 9/11/06                                          84,100    84,100
   Pima County IDA Revenue VRDB, Series 2002A, Senior
     Living Facilities La Posada (LaSalle Bank N.A.
     LOC),
       3.40%, 9/11/06                                          21,030    21,030
   Scottsdale IDA Revenue VRDB, Scottsdale Healthcare
     (FSA Corp. Insured),
       3.40%, 9/11/06                                           1,800     1,800
-------------------------------------------------------------------------------
                                                                        106,930
-------------------------------------------------------------------------------
Arkansas - 0.2%
   Boone County Hospital Revenue VRDB, North Arkansas
     Regional Medical Center Project (Bank of America
     N.A. LOC),
       3.41%, 9/11/06                                           5,400     5,400
-------------------------------------------------------------------------------
California - 0.9%
   ABN AMRO Munitops Certificate Trust, Series 2006-21,
     /(1)/
       3.44%, 9/11/06                                          13,995    13,995
   California Department of Water Resources Revenue
     VRDB, Series 2002C-7, Power Supply Revenue Bonds
     (FSA Corp. Insured),
       3.27%, 9/11/06                                             900       900
   California State G.O., Series 2003B-4 (Bank of New
     York LOC),
       3.28%, 9/11/06                                           4,550     4,550
   Los Angeles County California Housing Authority
     Multifamily Revenue VRDB, Series 1985, Malibu
     Canyon Apartments (FHLMC LOC),
       3.49%, 9/11/06                                           1,000     1,000
   Orange County Development Revenue Refunding VRDB,
     Issue G of 1998 Series 3, WLCO LF Partners Project
     (FNMA LOC),
       3.35%, 9/11/06                                             100       100
   San Francisco City and County Redevelopment Agency
     Multifamily Housing Revenue VRDB, Series 1985A,
     Bayside Village Project (JPMorgan Chase Bank LOC),
       3.32%, 9/11/06                                             600       600
   San Francisco City and County Redevelopment Agency
     Multifamily Housing Revenue VRDB, Series 1985B,
     Bayside Village Project (JPMorgan Chase Bank LOC),
       3.32%, 9/11/06                                           2,300     2,300
-------------------------------------------------------------------------------
                                                                         23,445
-------------------------------------------------------------------------------
Colorado - 2.6%
   Broomfield Urban Renewal Authority, Series 2005,
     Event Center Project (BNP Paribas LOC),
       3.43%, 9/11/06                                          12,000    12,000

        MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   MUNICIPAL PORTFOLIO (continued)

                                                              PRINCIPAL
                                                               AMOUNT   VALUE
-------------------------------------------------------------------------------
                                                               (000S)   (000S)
MUNICIPAL INVESTMENTS - 99.1% - CONTINUED
Colorado - 2.6% - (continued)
   Colorado Educational and Cultural Facilities
     Authority Revenue VRDB, Series 2003A-2, National
     Jewish Federation Bond Program (Bank of America
     N.A. LOC),
       3.60%, 9/1/06                                           $ 2,345  $ 2,345
   Colorado Health Facilities Authority Revenue VRDB,
     Series 2004B, Adventist Health Sunbelt (SunTrust
     Bank LOC),
       3.40%, 9/11/06                                            4,100    4,100
   Colorado HFA, SFM Class 1 (SFM Class 1 GIC),
       3.43%, 1/3/07                                             7,000    7,000
   Denver City and County Airport Revenue Bonds, Series
     63 (FGIC Insured), /(1)/
       3.45%, 9/11/06                                            9,500    9,500
   Greenwood Village G.O. Refunding VRDB, Series 2003,
     City of Fiddlers Business Improvement District
     (U.S. Bank N.A. LOC),
       3.50%, 9/11/06                                            2,900    2,900
   Larkridge G.O. VRDB, Series 2004, Metropolitan
     District Number 1 (U.S. Bank N.A. LOC),
       3.46%, 9/11/06                                           10,000   10,000
   Park Creek Metropolitan District Revenue Bonds,
     Merrill Lynch P-Floats 157 (Danske Bank Gtd.), /(1)
     (2)/
       3.50%, 2/15/07                                           22,500   22,500
-------------------------------------------------------------------------------
                                                                         70,345
-------------------------------------------------------------------------------
Connecticut - 0.1%
   Connecticut State Health and Educational Facility
     Authority Revenue VRDB, Series X-2, Yale University,
       3.35%, 9/11/06                                            3,200    3,200
-------------------------------------------------------------------------------
District of Columbia - 0.3%
   District of Columbia Revenue VRDB, Series 2001, Henry
     J. Kaiser Foundation,
       3.45%, 9/11/06                                            4,700    4,700
   District of Columbia Revenue VRDB, Series 2003,
     American Psychological Association Project (Bank of
     America N.A. LOC),
       3.46%, 9/11/06                                            2,560    2,560
-------------------------------------------------------------------------------
                                                                          7,260
-------------------------------------------------------------------------------
Florida - 4.9%
   Broward County Educational Facilities Authority
     Revenue Bonds, Series 2004C, Nova Southeastern
     (Bank of America N.A. LOC),
       3.57%, 9/1/06                                            10,000   10,000
   Collier County Health Facilities Authority Revenue
     VRDB, Series 2003C1, Cleveland Clinic Health
     (JPMorgan Chase Bank LOC),
       3.58%, 9/1/06                                             2,500    2,500
   Florida State Board of Education G.O., Eagle
     720050054 - Class A, /(1)/
       3.63%, 9/11/06                                           10,000   10,000
   Florida State Board of Education Revenue Bonds,
     Series 2004, Citigroup ROCS-RR-II-6037, /(1)/
       3.45%, 9/11/06                                            6,285    6,285
   Florida State Department of Transportation Revenue
     Bonds, Series 2005-A22, Wachovia MERLOTS, /(1) (2)/
       3.35%, 11/15/06                                          12,460   12,460
   Highlands County Health Facilities Authority Revenue
     VRDB, Series 1996A, Adventist Health System Sunbelt
     (SunTrust Bank LOC),
       3.40%, 9/11/06                                            1,735    1,735
   Highlands County Health Facilities Authority Revenue
     VRDB, Series 2000-A, Adventist Health System
     Sunbelt (FGIC Insured),
       3.40%, 9/11/06                                           15,400   15,400

        MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   MUNICIPAL PORTFOLIO (continued)

                                                             PRINCIPAL
                                                              AMOUNT    VALUE
-------------------------------------------------------------------------------
                                                              (000S)    (000S)
MUNICIPAL INVESTMENTS - 99.1% - CONTINUED
Florida - 4.9% - (continued)
   Jackson County PCR Refunding Bonds, Series 1997,
     Gulf Power Co. Project,
       3.62%, 9/1/06                                          $ 2,000  $  2,000
   Jacksonville Health Facilities Authority Revenue
     VRDB, Series 1997C, Charity Obligation Group (MBIA
     Insured),
       3.55%, 9/11/06                                           4,600     4,600
   Lee County IDA Healthcare Facilities Revenue VRDB,
     Series 1999B, Shell Point Village Project (Bank of
     America N.A. LOC),
       3.40%, 9/11/06                                             600       600
   Lee County IDA Healthcare Facilities Revenue VRDB,
     Series 2002, Shell Point Village Project (Bank of
     America N.A. LOC),
       3.40%, 9/11/06                                          14,150    14,150
   Orange County Housing Finance Authority Multifamily
     Revenue Refunding VRDB, Series 1997, Post
     Fountains Project (FNMA Gtd.),
       3.45%, 9/11/06                                           2,550     2,550
   Palm Beach County Health Facilities Authority
     Revenue VRDB, Series 2001, Bethesda Healthcare
     Systems Project (SunTrust Bank LOC),
       3.57%, 9/1/06                                            7,700     7,700
   Palm Beach County Revenue VRDB, Series 2003, Morse
     Obligation Group Project (KeyBank N.A. LOC),
       3.42%, 9/11/06                                           8,110     8,110
   State of Florida Department of Transportation Bridge
     Construction Revenue Bonds, Series 2002A, ABN AMRO
     Munitops Certificate Trust 2002-20 (MBIA Insured),
     /(1)/
       3.62%, 9/11/06                                           9,845     9,845
   University of South Florida College COPS VRDB,
     Series A-1, Medicine Health Facilities Lease
     Program (SunTrust Bank LOC),
       3.47%, 9/11/06                                          23,650    23,650
-------------------------------------------------------------------------------
                                                                        131,585
-------------------------------------------------------------------------------
Georgia - 1.2%
   Burke County Development Authority PCR VRDB, Series
     1999B, Oglethorpe Power Corp. (AMBAC Insured),
       3.57%, 9/1/06                                            6,800     6,800
   Clayton County Development Authority Revenue VRDB,
     Series 2000A, Delta Airlines Project (General
     Electric Capital Corp. LOC), /(1)/
       3.48%, 9/11/06                                          20,000    20,000
   Cobb County Housing Authority Revenue Bonds, Post
     Mill Project (Colld. by FNMA),
       3.40%, 9/11/06                                           2,000     2,000
   Floyd County Development Authority Revenue VRDB,
     Series 2000, Darlington School Project (SunTrust
     Bank LOC),
       3.46%, 9/11/06                                           3,000     3,000
   Rockdale County Hospital Authority Revenue
     Anticipation Certificates, Series 2002, Rockdale
     Hospital (SunTrust Bank LOC),
       3.40%, 9/11/06                                             860       860
   Roswell Housing Authority Multifamily Revenue
     Refunding VRDB, Series 2002, Chambrel at Roswell
     Project (FNMA Gtd.),
       3.42%, 9/11/06                                             100       100
-------------------------------------------------------------------------------
                                                                         32,760
-------------------------------------------------------------------------------
Illinois - 8.5%
   Chicago Board of Education G.O. Series A PA 616
     Unlimited School Reform Board (FGIC Insured), /(1)/
       3.46%, 9/11/06                                             500       500
   Chicago G.O. Refunding Bonds, Series 1998, Citicorp
     Eagle Trust 981302 (FSA Corp. Insured), /(1)/
       3.63%, 9/11/06                                             500       500

        MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   MUNICIPAL PORTFOLIO (continued)

                                                            PRINCIPAL
                                                             AMOUNT   VALUE
-----------------------------------------------------------------------------
                                                             (000S)   (000S)
MUNICIPAL INVESTMENTS - 99.1% - CONTINUED
Illinois - 8.5% - (continued)
   Chicago G.O. Tender Notes, Series 2006 (Bank of
     America N.A. LOC),
       3.35%, 12/7/06                                        $ 5,000  $ 5,000
   Chicago Metropolitan Water Reclamation
     District--Greater Chicago G.O., Series 59, /(1)/
       3.45%, 9/11/06                                         14,000   14,000
   Chicago School Reform Board G.O. Bonds, Series
     1996, Bank of America Securities Variable Rate
     Certificates (MBIA Insured), /(1)/
       3.51%, 9/11/06                                          4,900    4,900
   City of Aurora Revenue VRDB, Series 2003, Community
     Counseling Center of Fox Valley Project (Harris
     N.A. LOC),
       3.48%, 9/11/06                                          3,210    3,210
   Evanston, Illinois G.O., Series 2002A, Sherman
     Plaza,
       3.43%, 9/11/06                                         26,300   26,300
   Illinois Development Finance Authority Revenue
     VRDB, Series 1994, Aurora Central Catholic High
     School Project (Allied Irish Bank LOC),
       3.69%, 9/11/06                                          1,000    1,000
   Illinois Development Finance Authority Revenue
     VRDB, Series 1998C, Provena Health System (MBIA
     Insured),
       3.39%, 9/11/06                                          6,000    6,000
   Illinois Development Finance Authority Revenue
     VRDB, Series 1999B-1, AMR Pooled Financing
     Program (JPMorgan Chase Bank LOC),
       3.52%, 9/11/06                                          5,195    5,195
   Illinois Development Finance Authority Revenue
     VRDB, Series 2001, Oak Park Residence Project
     (LaSalle Bank N.A. LOC),
       3.45%, 9/11/06                                          1,650    1,650
   Illinois Educational Facilities Authority Revenue
     Bonds, Northwestern University, Eagle 20060095
     Class A, /(1)/
       3.63%, 9/11/06                                         10,395   10,395
   Illinois Educational Facilities Authority Revenue
     Bonds, Series 1985, Cultural Pool (JPMorgan Chase
     Bank LOC),
       3.45%, 9/11/06                                          7,000    7,000
   Illinois Educational Facilities Authority Revenue
     Bonds, Series 2000, Shedd Aquarium Society
     (JPMorgan Chase Bank LOC),
       3.45%, 9/11/06                                          1,900    1,900
   Illinois Educational Facilities Authority Revenue
     Bonds, Series 2003B, Augustana College Project
     (LaSalle Bank N.A. LOC),
       3.43%, 9/11/06                                          7,090    7,090
   Illinois Finance Authority Revenue Anticipation
     Notes, Series A, Higher Education Loan,
       4.75%, 3/30/07                                          4,370    4,393
   Illinois Finance Authority Revenue Bonds, Nazareth
     Academy Project (Harris N.A. LOC),
       3.44%, 9/11/06                                          5,250    5,250
   Illinois Finance Authority Revenue VRDB, Landing at
     Plymouth (Lloyds TSB Bank LOC),
       3.40%, 9/11/06                                          5,000    5,000
   Illinois Finance Authority Revenue VRDB, Series D,
     The Clare At Water Tower Project (ABN AMRO Bank
     N.V. LOC),
       3.41%, 9/11/06                                          8,950    8,950
   Illinois Finance Authority Revenue VRDB, WBEZ
     Alliance Income Project (LaSalle Bank N.A. LOC),
       3.44%, 9/11/06                                          8,500    8,500

        MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
-------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   MUNICIPAL PORTFOLIO (continued)

                                                             PRINCIPAL
                                                              AMOUNT    VALUE
-------------------------------------------------------------------------------
                                                              (000S)    (000S)
MUNICIPAL INVESTMENTS - 99.1% - CONTINUED
Illinois - 8.5% - (continued)
   Illinois Health Facilities Authority Revenue Bonds,
     Advocate Healthcare Network,
       Series 2003-B,
       3.40%, 1/4/07                                          $15,000  $ 15,000
   Series 2003-C,
       3.50%, 3/2/07                                           17,240    17,240
   Illinois Health Facilities Authority Revenue
     Refunding Bonds, Series 1996, Franciscan Eldercare
     Village (LaSalle Bank N.A. LOC),
       3.40%, 9/11/06                                           1,500     1,500
   Illinois Health Facilities Authority Revenue VRDB,
     Series 1998, University of Chicago Hospitals
     Project (MBIA Insured),
       3.60%, 9/1/06                                            9,700     9,700
   Illinois State G.O. Bonds Series 2006, Citigroup
     ROCS-II-R-1072, /(1)/
       3.45%, 9/11/06                                           4,995     4,995
   Illinois State G.O., Citigroup Eagle 720053002
     Class A, /(1)/
       3.63%, 9/11/06                                           8,000     8,000
   Illinois State Tollway Highway, Series A2, ABN AMRO
     Munitops Certificate Trust 2006-44 (FSA Corp.
     Insured), /(1)/
       3.63%, 9/11/06                                          40,000    40,000
   Regional Transportation Authority Revenue Bonds,
     Bank of America Variable Certificates, Macon 2004A
     (MBIA Insured), /(1)/
       3.45%, 9/11/06                                           3,330     3,330
   Rockford Revenue Bonds, Series 2002, Wesley Willows
     Obligation (Marshall & Ilsley Bank LOC),
       3.58%, 9/1/06                                            3,600     3,600
-------------------------------------------------------------------------------
                                                                        230,098
-------------------------------------------------------------------------------
Indiana - 4.9%
   Indiana Bond Bank Revenue Bonds, Series 2006A,
     Advanced Funding Program Notes,
       4.50%, 2/1/07                                            5,000     5,024
   Indiana Health and Educational Facilities Finance
     Authority Revenue Bonds, Schneck Memorial Hospital
     Project (Fifth Third Bank LOC),
       3.57%, 9/1/06                                            5,000     5,000
   Indiana Health and Educational Facilities Finance
     Authority Revenue Bonds, Series 2005A, Howard
     Regional Health System Project (Comerica Bank LOC),
       3.62%, 9/1/06                                            1,700     1,700
   Indiana Health and Educational Facilities Finance
     Authority Revenue VRDB, Series 2005A, Parkview
     Health Systems (AMBAC Insured),
       3.40%, 9/11/06                                          33,900    33,900
   Indiana Health Facility Financing Authority Revenue
     Bonds, Series 2001-A-4, Ascension Health Credit
     Group Project,
       3.50%, 3/1/07                                           20,000    20,000
   Indiana Health Facility Financing Authority Revenue
     Bonds, Series 2004, Riverview Hospital Project
     (National City Bank of Indiana LOC),
       3.41%, 9/11/06                                           4,950     4,950
   Indiana Health Facility Financing Authority Revenue
     VRDB, Series 2001, Franciscan Eldercare Village
     Project (LaSalle Bank N.A. LOC),
       3.40%, 9/11/06                                             300       300
   Indiana Health Facility Financing Authority Revenue
     VRDB, Series 2004A, Margaret Mary Community
     Hospital Project (Fifth Third Bank LOC),
       3.62%, 9/1/06                                            2,700     2,700
   Indiana Public School Building Corp. Revenue Bonds,
     Series 2003-15, ABN AMRO Munitops Certificate
     Trust (MBIA Insured), /(1)/
       3.46%, 9/11/06                                           5,700     5,700

        MONEY MARKET PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
-------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   MUNICIPAL PORTFOLIO (continued)

                                                             PRINCIPAL
                                                              AMOUNT    VALUE
 ------------------------------------------------------------------------------
                                                              (000S)    (000S)
 MUNICIPAL INVESTMENTS - 99.1% - CONTINUED
 Indiana - 4.9% - (continued)
    Indiana Development Finance Authority Revenue VRDB,
      Series 2002, Indianapolis Museum of Art (JPMorgan
      Chase Bank LOC),
        3.46%, 9/11/06                                        $ 6,200  $  6,200
    Indiana State Development Finance Authority Revenue
      VRDB, Series 2003, YMCA of Southwest Indiana
      Project (Wells Fargo Bank N.A. LOC),
        3.40%, 9/11/06                                          3,400     3,400
    Indiana State Educational Facilities Authority
      Revenue VRDB, Series 2003, Franklin College
      (JPMorgan Chase Bank LOC),
        3.62%, 9/1/06                                           8,000     8,000
    Indiana State Finance Authority Revenue VRDB,
      Series B (AMT), PSI Energy, Inc. Project (CALYON
      LOC),
        3.46%, 9/11/06                                         10,500    10,500
    Indianapolis Local Public Improvement Bond Bank
      Revenue Notes, Series E,
        4.50%, 1/4/07                                           7,000     7,016
    Perry Township Building Corp. Revenue Bonds, Series
      2005, ABN AMRO Munitops Certificate Trust 2005-6
      (FSA Corp. Insured), /(1)/
        3.46%, 9/11/06                                          9,000     9,000
    Vincennes Economic Development Revenue VRDB, Knox
      County Association (Wells Fargo Bank N.A. LOC),
        3.40%, 9/11/06                                          2,500     2,500
    Zionsville Community Schools Building Corp. Revenue
      Bonds, P-Floats PT 2869 (FSA Corp. Insured), /(1)/
        3.45%, 9/11/06                                          6,615     6,615
 ------------------------------------------------------------------------------
                                                                        132,505
 ------------------------------------------------------------------------------
 Iowa - 2.6%
    Grinnell Hospital Revenue Refunding VRDB, Series
      2001, Grinnell Regional Medical Center Project
      (U.S. Bank N.A. LOC),
        3.62%, 9/1/06                                           3,400     3,400
    Iowa Finance Authority Economic Development Revenue
      VRDB, Series 2002, Iowa West Foundation Project
      (U.S. Bank N.A. LOC),
        3.42%, 9/11/06                                          5,755     5,755
    Iowa Finance Authority Healthcare Facilities
      Revenue VRDB, Care Initiatives Project (KBC Bank
      N.V. LOC),
        3.62%, 9/1/06                                           2,260     2,260
    Iowa Finance Authority Healthcare Facilities
      Revenue VRDB, Series A3, Iowa Health System (FGIC
      Insured),
        3.40%, 9/11/06                                         30,000    30,000
    Iowa Finance Authority Private College Revenue
      VRDB, Series 2001, Morningside College Project
      (U.S. Bank N.A. LOC),
        3.62%, 9/1/06                                           4,805     4,805
    Iowa Finance Authority Retirement Community Revenue
      VRDB, Series 2003B, Deerfield Retirement Services
      Project (LaSalle Bank N.A. LOC),
        3.40%, 9/11/06                                            750       750
    Iowa Finance Authority Retirement Community Revenue
      VRDB, Series 2003B, Wesley Retirement Services
      Project (Wells Fargo Bank N.A. LOC),
        3.40%, 9/11/06                                          4,010     4,010
    Iowa Finance Authority Revenue VRDB, Series 2003,
      Museum of Art Foundation Project (U.S. Bank N.A.
      LOC),
        3.62%, 9/1/06                                           4,150     4,150
    Iowa Higher Education Loan Authority Revenue Bonds,
      Series 2002, Luther College Project (U.S. Bank
      N.A. LOC),
        3.40%, 9/11/06                                          4,500     4,500
    Iowa Higher Education Loan Authority Revenue VRDB,
      Series 2004, Private College-Dubuque (Bank of
      America N.A. LOC),
        3.62%, 9/1/06                                          10,780    10,780
 ------------------------------------------------------------------------------
                                                                         70,410
 ------------------------------------------------------------------------------

        MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
-------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   MUNICIPAL PORTFOLIO (continued)

                                                              PRINCIPAL
                                                               AMOUNT   VALUE
-------------------------------------------------------------------------------
                                                               (000S)   (000S)
MUNICIPAL INVESTMENTS - 99.1% - CONTINUED
Kansas - 1.3%
   Johnson County Unified School District No. 512 G.O.,
     Series 2001-A92, Wachovia MERLOTS, /(1)/
       3.45%, 9/11/06                                          $ 9,485  $ 9,485
   Kansas Development Finance Authority Multifamily
     Revenue Refunding VRDB, Chesapeake Apartments
     Project (FHLMC LOC),
       3.46%, 9/11/06                                            5,000    5,000
   Kansas Development Finance Authority Revenue VRDB,
     Series 2004C, Adventist Health System- Sunbelt
     (SunTrust Bank LOC),
       3.43%, 9/11/06                                            1,500    1,500
   Kansas State Department of Transportation Highway
     Revenue Bonds, Series 2004C-1,
       3.37%, 9/11/06                                            9,980    9,980
   Olathe Multifamily Housing Revenue Refunding VRDB,
     Jefferson Place Apartments Project (FHLMC GIC),
       3.44%, 9/11/06                                            7,780    7,780
   University Kansas Hospital Authority Revenue VRDB, KU
     Health Systems (Harris N.A. LOC),
       3.57%, 9/1/06                                               195      195
-------------------------------------------------------------------------------
                                                                         33,940
-------------------------------------------------------------------------------
Kentucky - 1.1%
   Fort Mitchell League of Cities Revenue VRDB, Series
     2002A, Trust Lease Program (U.S. Bank N.A. LOC),
       3.60%, 9/11/06                                            9,600    9,600
   Kenton County Airport Board Revenue VRDB, Series
     2000B, Delta Air, Inc. Project (General Electric
     Capital Corp. LOC),
       3.48%, 9/11/06                                            7,700    7,700
   Mason County PCR Bonds, Series 1984B-1, East Kentucky
     Power Project,
       3.52%, 9/11/06                                              605      605
   Morehead League of Cities Revenue VRDB, Series 2004A,
     Trust Lease Program (U.S. Bank N.A. LOC),
       3.60%, 9/11/06                                           10,446   10,446
   Shelby County Revenue VRDB, Series 2004A, Kentucky
     Association of Counties Leasing Trust (U.S. Bank
     N.A. LOC),
       3.60%, 9/1/06                                               900      900
-------------------------------------------------------------------------------
                                                                         29,251
-------------------------------------------------------------------------------
Louisiana - 2.6%
   Louisiana Local Government Environmental Revenue
     VRDB, Series 2004C, University LaMonroe (Regions
     Bank LOC),
       3.43%, 9/11/06                                           10,000   10,000
   Louisiana Public Facilities Authority Revenue
     Refunding VRDB, Series 1988, Multifamily (FNMA LOC),
       3.41%, 9/11/06                                            7,000    7,000
   Louisiana State Municipal Natural Gas Purchasing and
     District Authority, Revenue Bonds, Putters Series
     1411Q (JPMorgan Chase & Co. LOC), /(1)/
       3.47%, 9/11/06                                           51,695   51,695
   Louisiana State Offshore Terminal Authority Deepwater
     Revenue Refunding Bonds, Series 2003A, LOOP LLC
     Project (SunTrust Bank LOC),
       3.57%, 9/1/06                                               800      800
-------------------------------------------------------------------------------
                                                                         69,495
-------------------------------------------------------------------------------
Maryland - 0.9%
   Maryland State Economic Development Corp. Revenue
     VRDB, Catholic Relief Services (Bank of America
     N.A. LOC),
       3.41%, 9/11/06                                           10,000   10,000
   Maryland State Health and Higher Educational
     Facilities Authority Revenue Bonds, Series A,
     Charleston Community (Bank of America N.A. LOC),
       3.40%, 9/11/06                                            4,800    4,800

        MONEY MARKET PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   MUNICIPAL PORTFOLIO (continued)

                                                             PRINCIPAL
                                                              AMOUNT    VALUE
-------------------------------------------------------------------------------
                                                              (000S)    (000S)
MUNICIPAL INVESTMENTS - 99.1% - CONTINUED
Maryland - 0.9% - (continued)
   Montgomery County Economic Development Revenue VRDB,
     Series 2004, Riderwood Village, Inc. Project
     (Manufacturers & Traders Trust Co. LOC),
       3.43%, 9/11/06                                         $   500  $    500
   Prince Georges County Revenue Refunding VRDB, Series
     A, Collington Episcopal (LaSalle Bank N.A. LOC),
       3.40%, 9/11/06                                          10,000    10,000
-------------------------------------------------------------------------------
                                                                         25,300
-------------------------------------------------------------------------------
Massachusetts - 4.7%
   Massachusetts State Development Finance Agency
     Revenue VRDB, Series B-1, Harvard University,
       3.30%, 9/1/06                                           40,400    40,400
   Massachusetts State G.O. Refunding VRDB, Series
     2005A,
       3.40%, 9/11/06                                          80,000    80,000
   Massachusetts State Water Resources Revenue Bonds,
     Eagle 2006-68 Class A, /(1)/
       3.63%, 9/11/06                                           7,500     7,500
-------------------------------------------------------------------------------
                                                                        127,900
-------------------------------------------------------------------------------
Michigan - 2.5%
   Detroit School Building and Site Improvement G.O.,
     Series 2002A, ABN AMRO Munitops Certificate Trust,
     Series 2003-10 (FGIC Insured), /(1)/
       3.43%, 9/11/06                                           4,000     4,000
   Detroit Sewer Disposal Revenue VRDB, Series A,
     Second Lien (FGIC Insured),
       3.41%, 9/11/06                                          12,200    12,200
   Detroit TANS (Bank of Nova Scotia LOC),
       4.50%, 3/1/07                                           10,000    10,037
   Georgetown Township Economic Development Corp.
     Revenue Bonds, Sunset Manor Project (LaSalle Bank
     N.A. LOC),
       3.40%, 9/11/06                                           6,860     6,860
   Grand Rapids Economic Development Corp. Revenue
     Refunding Bonds, Series 1991A, Amway Hotel
     (Standard Federal Bank N.A. LOC),
       3.42%, 9/11/06                                           3,575     3,575
   Jackson County Economic Development Corp. Limited
     Obligation Revenue Refunding VRDB, Series 2001A,
     Vista Grande Villa (LaSalle Bank N.A. LOC),
       3.55%, 9/1/06                                            3,350     3,350
   Macomb County Hospital Finance Authority Revenue
     Refunding VRDB, Series 2003A-1, Mount Clemens
     General (Comerica Bank LOC),
       3.60%, 9/1/06                                           13,600    13,600
   Michigan Municipal Bond Authority Revenue Notes,
     Series B-2 (Bank of Nova Scotia LOC),
       4.50%, 8/20/07                                          10,000    10,077
   Michigan State Hospital Finance Authority Revenue
     Refunding VRDB, Series 2003A, Crittenton Hospital
     (Comerica Bank LOC),
       3.57%, 9/1/06                                            3,600     3,600
-------------------------------------------------------------------------------
                                                                         67,299
-------------------------------------------------------------------------------
Minnesota - 1.6%
   Duluth EDA Healthcare Facilities Revenue VRDB,
     Series 1997, Miller-Dwan Medical Center Project
     (U.S. Bank N.A. LOC),
       3.62%, 9/1/06                                              800       800
   Mankato Multifamily Housing Revenue VRDB, Series
     1997, Highland Hills Project (LaSalle Bank N.A.
     LOC),
       3.62%, 9/1/06                                            1,000     1,000
   Maple Grove Economic Development Revenue Bonds,
     Series 2004, Heritage Christian Academy (U.S. Bank
     N.A. LOC),
       3.40%, 9/11/06                                           3,920     3,920

        MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   MUNICIPAL PORTFOLIO (continued)

                                                             PRINCIPAL
                                                              AMOUNT   VALUE
------------------------------------------------------------------------------
                                                              (000S)   (000S)
MUNICIPAL INVESTMENTS - 99.1% - CONTINUED
Minnesota - 1.6% - (continued)
   Minnesota State G.O., Series 2003, Citigroup
     ROCS-RR-II-R Series 4309, /(1)/
       3.45%, 9/11/06                                         $ 3,635  $ 3,635
   Minnesota State Higher Education Facilities
     Authority Revenue VRDB, Series 20045Z, University
     St. Thomas (LaSalle Bank N.A. LOC),
       3.44%, 9/11/06                                           9,400    9,400
   Minnesota State Housing Finance Agency, Residential
     Housing Finance Notes,
       3.70%, 5/24/07                                           5,000    5,000
   Minneapolis Student Housing Revenue VRDB, Series
     2003, Riverton Community Housing Project (LaSalle
     Bank N.A. LOC),
       3.63%, 9/1/06                                            7,200    7,200
   Rochester Health Facilities Revenue Bonds, Series
     2000 II-R-28, Citigroup ROCS, /(1)/
       3.45%, 9/11/06                                          10,470   10,470
   St. Paul Housing and Redevelopment Authority Revenue
     VRDB, Series 2002, Public Radio Project (Allied
     Irish Bank LOC),
       3.62%, 9/1/06                                            1,300    1,300
   St. Paul Port Authority District Revenue VRDB,
     Series 2001-1-M (Dexia Credit Local LOC),
       3.62%, 9/1/06                                            1,300    1,300
------------------------------------------------------------------------------
                                                                        44,025
------------------------------------------------------------------------------
Mississippi - 0.6%
   Mississippi Hospital Equipment and Facilities
     Authority Revenue VRDB, Series 2006, Mississippi
     Baptist Health System (Amsouth Bank Birmingham
     LOC),
       3.51%, 9/11/06                                           8,500    8,500
   University of Mississippi Building Corp. Revenue
     VRDB, Series 2000-A, Campus Improvement Project
     (MBIA Insured),
       3.44%, 9/11/06                                           7,300    7,300
------------------------------------------------------------------------------
                                                                        15,800
------------------------------------------------------------------------------
Missouri - 2.5%
   Chesterfield IDA Educational Facilities Revenue
     VRDB, Series 2003, Gateway Academy, Inc. Project
     (U.S. Bank N.A. LOC),
       3.62%, 9/1/06                                              700      700
   Independence IDA Multifamily Housing Revenue
     Refunding VRDB, Series 2005, The Mansions Project
     (FHLMC LOC),
       3.42%, 9/11/06                                           2,900    2,900
   Kansas City IDA Revenue VRDB, Series B, Downtown
     Redevelopment District (AMBAC Insured),
       3.57%, 9/11/06                                          10,000   10,000
   Missouri State Health and Educational Facilities
     Authority Revenue VRDB, Series A, St. Francis
     Medical Center (Bank of America N.A. LOC),
       3.57%, 9/1/06                                            2,900    2,900
   Missouri State Health and Educational Facilities
     Authority Revenue VRDB, Series A, The Washington
     University (Washington University Health and
     Educational LOC),
       3.60%, 9/1/06                                            2,900    2,900
   Missouri State Health and Educational Facilities
     Authority Revenue VRDB, Series 1999, Pooled
     Hospital Freeman Health System (KBC Bank N.V. LOC),
       3.43%, 9/11/06                                           3,750    3,750
   Missouri State Health and Educational Facilities
     Authority Revenue VRDB, Series 1999B, St. Louis
     University,
       3.60%, 9/1/06                                            4,880    4,880
   Missouri State Health and Educational Facilities
     Authority Revenue VRDB, Series 2002, De Smet
     Jesuit High School (U.S. Bank N.A. LOC),
       3.62%, 9/1/06                                            3,400    3,400
   Missouri State Health and Educational Facilities
     Authority Revenue VRDB, Series 2003, Southwest
     Baptist University Project (Bank of America N.A.
     LOC),
       3.62%, 9/1/06                                            1,650    1,650

        MONEY MARKET PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   MUNICIPAL PORTFOLIO (continued)

                                                             PRINCIPAL
                                                              AMOUNT   VALUE
------------------------------------------------------------------------------
                                                              (000S)   (000S)
MUNICIPAL INVESTMENTS - 99.1% - CONTINUED
Missouri - 2.5% - (continued)
   Missouri State Health and Educational Facilities
     Authority Revenue VRDB, Series 2004, Bethesda
     Health Group Project (U.S. Bank N.A. LOC),
       3.62%, 9/1/06                                          $ 3,295  $ 3,295
   Missouri State Health and Educational Facilities
     Authority Revenue VRDB, Series 2004A, St. Joseph -
     St. Pius (Allied Irish Bank LOC),
       3.47%, 9/11/06                                           2,680    2,680
   St. Charles County IDA Revenue Refunding VRDB,
     Country Club Apartments Project (FNMA LOC),
       3.43%, 9/11/06                                          25,000   25,000
   St. Louis County IDA Revenue Bonds, Series 2004,
     Friendship Village West County Project (LaSalle
     Bank N.A. LOC),
       3.40%, 9/11/06                                             500      500
   St. Louis General Fund TRANS,
       4.50%, 6/29/07                                           3,000    3,018
------------------------------------------------------------------------------
                                                                        67,573
------------------------------------------------------------------------------
Nebraska - 0.3%
   Lincoln Electric System Revenue Bonds, Series 2001,
     MERLOTS Series 2003-B01, /(1)/
       3.45%, 9/11/06                                           8,900    8,900
------------------------------------------------------------------------------
Nevada - 0.7%
   Clark County Revenue Refunding Bonds, Series 1993A,
     Airport Improvement (MBIA Insured),
       3.40%, 9/11/06                                           7,500    7,500
   Nevada State Municipal Bond Bank G.O., Series
     1997-SGB 31 (FGIC Insured), /(1)/
       3.44%, 9/11/06                                          12,365   12,365
------------------------------------------------------------------------------
                                                                        19,865
------------------------------------------------------------------------------
New Hampshire - 0.5%
   New Hampshire Health and Educational Facilities
     Authority Revenue VRDB, Riverwoods at Exeter (Bank
     of America N.A. LOC),
       3.54%, 9/11/06                                          12,360   12,360
------------------------------------------------------------------------------
New York - 3.1%
   New York City G.O. VRDB, Subseries 2004-H3,
       3.40%, 9/11/06                                          10,800   10,800
   New York City Transitional Finance Authority Revenue
     VRDB, Subseries 2D,
       3.43%, 9/11/06                                           7,170    7,170
   Triborough Bridge & Tunnel Authority New York
     Revenue Refunding VRDB, Series F,
       3.37%, 9/11/06                                          10,500   10,500
   Triborough Bridge & Tunnel Authority New York
     Revenue Refunding VRDB, Subseries B-2,
       3.37%, 9/11/06                                          56,100   56,100
------------------------------------------------------------------------------
                                                                        84,570
------------------------------------------------------------------------------
North Carolina - 5.6%
   Charlotte-Mecklenberg Hospital Authority Revenue
     VRDB, Series 1996D, Healthcare,
       3.39%, 9/11/06                                          12,100   12,100
   Charlotte Water and Sewer System Revenue VRDB,
     Series B,
       3.38%, 9/11/06                                          89,000   89,000
   City of Greensboro Street Improvement, G.O. VRDB,
       3.41%, 9/11/06                                          10,000   10,000
   North Carolina Medical Care Commission Revenue
     Refunding VRDB, Series B, Duke University Health
     System,
       3.39%, 9/11/06                                          22,300   22,300

       MONEY MARKET PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   MUNICIPAL PORTFOLIO (continued)

                                                             PRINCIPAL
                                                              AMOUNT    VALUE
-------------------------------------------------------------------------------
                                                              (000S)    (000S)
MUNICIPAL INVESTMENTS - 99.1% - CONTINUED
North Carolina - 5.6% - (continued)
   University of North Carolina Revenue Bonds,
     Citigroup Eagle 720053014 Class 2005A, /(1)/
       3.63%, 9/11/06                                         $18,400  $ 18,400
-------------------------------------------------------------------------------
                                                                        151,800
-------------------------------------------------------------------------------
North Dakota - 0.1%
   Ward County Healthcare Facilities Revenue Bonds,
     Series 2002A, Trinity Obligation Group (U.S. Bank
     N.A. LOC),
       3.62%, 9/1/06                                            1,275     1,275
-------------------------------------------------------------------------------
Ohio - 0.5%
   Franklin County Healthcare Facilities Revenue
     Refunding Bonds, Series 2005, Chelsea First
     Community (KBC Bank N.V. LOC),
       3.42%, 9/11/06                                           7,800     7,800
   Knox County Hospital Facility Revenue VRDB, Series
     2004, Community Hospital Project (National City
     Bank Cleveland LOC),
       3.42%, 9/11/06                                           4,975     4,975
-------------------------------------------------------------------------------
                                                                         12,775
-------------------------------------------------------------------------------
Oklahoma - 0.8%
   Edmond EDA Student Housing Revenue VRDB, Series
     2001A (Allied Irish Bank N.A. LOC),
       3.43%, 9/11/06                                           4,105     4,105
   Garfield County Industrial Authority PCR Refunding
     Bonds, Series A, Oklahoma Gas & Electric Co.
     Project,
       3.58%, 9/11/06                                          10,000    10,000
   Oklahoma State Industries Authority Revenue
     Refunding VRDB, Series 1999B, Integris Baptist
     Project (MBIA Insured),
       3.60%, 9/1/06                                            6,540     6,540
-------------------------------------------------------------------------------
                                                                         20,645
-------------------------------------------------------------------------------
Oregon - 0.9%
   Clackamas County Hospital Facility Authority Revenue
     Refunding VRDB, Willamette Series A-1 (Bank of New
     York LOC),
       3.40%, 9/11/06                                           3,300     3,300
   Oregon State Facilities Authority Revenue VRDB,
     Series 2005A, Quatama Crossing Housing (FNMA LOC),
       3.40%, 9/11/06                                          19,600    19,600
-------------------------------------------------------------------------------
                                                                         22,900
-------------------------------------------------------------------------------
Pennsylvania - 2.4%
   Beaver County IDA PCR Refunding VRDB, First Energy
     Generation (Barclays Bank PLC LOC),
       3.56%, 9/1/06                                            5,800     5,800
       3.58%, 9/1/06                                           16,600    16,600
   Easton Area School District G.O., Series 2006 (FSA
     Corp. Insured),
       3.41%, 9/11/06                                           7,000     7,000
   Pennsylvania Intergovernmental Cooperative Authority
     Special Tax Revenue Refunding Bonds, Series 2003,
     Philadelphia Funding Program (AMBAC Insured),
       3.43%, 9/11/06                                          11,600    11,600
   Philadelphia Hospital and Higher Education
     Facilities Authority Revenue Refunding VRDB,
     Series 2002, Philadelphia Protestant Home (Bank of
     America N.A. LOC),
       3.41%, 9/11/06                                           9,270     9,270
   Philadelphia Hospital and Higher Education
     Facilities Authority Revenue VRDB, Series 1999B,
     Jefferson Health System,
       3.60%, 2/5/07                                           10,000    10,000
   Philadelphia TRANS,
       4.50%, 6/28/07                                           5,000     5,029
-------------------------------------------------------------------------------
                                                                         65,299
-------------------------------------------------------------------------------

       MONEY MARKET PORTFOLIOS 11 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   MUNICIPAL PORTFOLIO (continued)

                                                             PRINCIPAL
                                                              AMOUNT   VALUE
------------------------------------------------------------------------------
                                                              (000S)   (000S)
MUNICIPAL INVESTMENTS - 99.1% - CONTINUED
South Carolina - 0.6%
   Charleston Educational Excellence Finance Corp.
     Revenue Bonds, Citigroup ROCS 497M, /(1)/
       3.45%, 9/11/06                                         $ 9,115  $ 9,115
   Medical University Hospital Authority Revenue VRDB,
     Series 2005A-5, Austin Variable Certificates (MBIA
     Insured), /(1)/
       3.46%, 9/11/06                                           6,000    6,000
   Oconee County PCR Refunding VRDB, Series 1993, Duke
     Energy Corp. (SunTrust Bank LOC),
       3.41%, 9/11/06                                           1,700    1,700
------------------------------------------------------------------------------
                                                                        16,815
------------------------------------------------------------------------------
Tennessee - 5.6%
   Blount County Public Building Authority Revenue
     VRDB, Local Government Public Improvement Bonds
     (AMBAC Insured), Series 2004A-9-B,
       3.43%, 9/1/06                                            1,465    1,465
   Series 2004A-9-C,
       3.43%, 9/1/06                                            1,275    1,275
   City of Chattanooga 21st Century G.O., ABN AMRO
     Munitops Certificate Trust 2002-25 (MBIA Insured),
     /(1)/
       3.45%, 9/11/06                                           7,685    7,685
   City of Jackson Hospital Revenue Refunding VRDB,
     Series B, Jackson Madison Hospital (AMBAC Insured),
       3.40%, 9/11/06                                          10,000   10,000
   Clarksville Public Building Authority Revenue VRDB,
     Series 2001, Tennessee Municipal Bond Fund (Bank
     of America N.A. LOC),
       3.58%, 9/1/06                                            4,535    4,535
   Hendersonville IDB Multifamily Housing Revenue
     Refunding VRDB, Windsor Park (Colld. by FNMA),
       3.45%, 9/11/06                                           1,995    1,995
   McMinn County IDB Revenue VRDB, Series 2002 (AMT),
     Tennessee Wesleyan College Project (Regions Bank
     LOC),
       3.46%, 9/11/06                                           2,345    2,345
   Metropolitan Government Nashville and Davidson
     County Electric Revenue Bonds, Citicorp Eagle
     Trust Series 984201, /(1)/
       3.63%, 9/11/06                                          17,370   17,370
   Metropolitan Government Nashville and Davidson
     County Health and Educational Facilities Board
     Revenue Bonds, Series 2001B2, Ascension Health
     Credit,
       3.40%, 1/4/07                                           10,000   10,000
   Metropolitan Government Nashville and Davidson
     County Health and Educational Facilities Revenue
     Refunding Bonds, Richland Place, Inc. Project
     (SunTrust Bank LOC),
       3.41%, 9/11/06                                           6,000    6,000
   Metropolitan Government Nashville and Davidson
     County IDB Revenue Refunding VRDB, Series 2002,
     University of Nashville Project (SunTrust Bank
     LOC),
       3.41%, 9/11/06                                             600      600
   Montgomery County Public Building Authority Pooled
     Financing Revenue Bonds, Tennessee County Loan
     Pool (Bank of America N.A. LOC),
       3.58%, 9/1/06                                            3,100    3,100

       MONEY MARKET PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   MUNICIPAL PORTFOLIO (continued)

                                                             PRINCIPAL
                                                              AMOUNT    VALUE
-------------------------------------------------------------------------------
                                                              (000S)    (000S)
MUNICIPAL INVESTMENTS - 99.1% - CONTINUED
Tennessee - 5.6% - (continued)
   Sevier County Public Building Authority, Local
     Government Public Improvement Revenue Bonds,
     Series 2000 IV-B-4 (FSA Corp. Insured),
       3.61%, 9/1/06                                          $ 1,200  $  1,200
   Series 2000 IV-B-12 (FSA Corp. Insured),
       3.61%, 9/1/06                                              300       300
   Series 2000 IV-C-3 (FSA Corp. Insured),
       3.61%, 9/1/06                                            2,000     2,000
   Series 2000 IV-E-1 (AMBAC Insured),
       3.61%, 9/1/06                                            5,100     5,100
   Series 2000 IV-E-6 (AMBAC Insured),
       3.61%, 9/1/06                                            1,090     1,090
   Series 2000 IV-F-1 (AMBAC Insured),
       3.61%, 9/1/06                                            5,860     5,860
   Series 2001 IV-H-3 (AMBAC Insured),
       3.61%, 9/1/06                                            3,000     3,000
   Series 2002 IV-I-4 (AMBAC Insured),
       3.61%, 9/1/06                                            2,020     2,020
   Series 2002 IV-J-3 (AMBAC Insured),
       3.61%, 9/1/06                                              535       535
   Series 2006 IV-A1,
       3.60%, 9/1/06                                           25,200    25,200
   Shelby County Health, Educational and Housing
     Facilities Board Revenue VRDB, Series 2003, St.
     Benedict High School Project (Amsouth Bank
     Birmingham LOC),
       3.43%, 9/11/06                                           9,800     9,800
   Tennergy Corp. Gas Revenue Bonds, Series 1258Q,
     Putters (JPMorgan Chase & Co. LOC), /(1)/
       3.47%, 9/11/06                                          14,000    14,000
   Tennessee Energy Acquisition Corp. Revenue Bonds,
     ROCS-RR-II-R-598,
       3.45%, 9/11/06                                          15,000    15,000
-------------------------------------------------------------------------------
                                                                        151,475
-------------------------------------------------------------------------------
Texas - 10.4%
   Bastrop Independent School District G.O., Series
     1997, Soc Gen Municipal Securities Trust Receipts,
     Series SGB-37 (PSF of Texas Gtd.), /(1)/
       3.44%, 9/11/06                                             400       400
   Bexar County Health Facilities Development Corp.
     Revenue VRDB, Air Force Village (Bank of America
     N.A. LOC),
       3.40%, 9/11/06                                          36,600    36,600
   Comal Independent School District, Series 1999-9,
     ABN AMRO Munitops Certificate Trust (PSF of Texas
     Gtd.), /(1)/
       3.44%, 9/11/06                                           1,300     1,300
   Fort Bend School District G.O., Series 2004A-03,
     Wachovia MERLOTS (PSF of Texas Gtd.), /(1)/
       3.45%, 9/11/06                                           7,040     7,040
   Grand Prairie Independent School District G.O. VRDB,
       3.82%, 8/1/07                                           15,000    15,000
   Harris County Health Facilities Development Corp.
     Revenue Bonds, YMCA of Greater Houston (JPMorgan
     Chase Bank LOC), Series 1999,
       3.60%, 9/1/06                                            2,800     2,800
   Harris County Health Facilities Development Corp.
     Revenue VRDB, Baylor College of Medicine (AMBAC
     Insured),
       3.40%, 9/11/06                                          34,500    34,500
   Harris County Health Facilities Development Corp.
     Revenue VRDB, Series A, Methodist Hospital System,
       3.60%, 9/1/06                                           26,200    26,200

       MONEY MARKET PORTFOLIOS 13 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
-------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   MUNICIPAL PORTFOLIO (continued)

                                                             PRINCIPAL
                                                              AMOUNT    VALUE
-------------------------------------------------------------------------------
                                                              (000S)    (000S)
MUNICIPAL INVESTMENTS - 99.1% - CONTINUED
Texas - 10.4% - (continued)
   Harris County Toll Road State G.O., Series 2003B,
     Citigroup ROCS-RR-II-4541, /(1)/
       3.45%, 9/11/06                                         $ 7,805  $  7,805
   Keller Independent School District G.O., Series
     2001-26, ABN AMRO Munitops Certificate Trust (PSF
     of Texas Gtd.), /(1)/
       3.45%, 9/11/06                                           2,650     2,650
   Lower Neches Valley Authority Industrial Development
     Corp. Revenue Refunding VRDB, Series 2001A,
     ExxonMobil Project (ExxonMobil Corp. Gtd.),
       3.40%, 9/1/06                                           19,450    19,450
   North Central Health Facility Development Corp.
     Revenue VRDB, Series A, Baylor Healthcare Project,
       3.35%, 9/11/06                                           6,000     6,000
   North East Independent School District G.O., Series
     2000 PT-3156, School Building Bonds (PSF of Texas
     Gtd.), /(1)/
       3.45%, 9/11/06                                           1,380     1,380
   Plano Health Facilities Development Corp. Revenue
     Bonds, Series 2000, YMCA of Metro Dallas Project
     (Bank of America N.A. LOC),
       3.53%, 9/11/06                                          10,150    10,150
   State of Texas G.O. Refunding, Vets Housing
     Assistance - Fund I (Texas State G.O. Gtd.),
       3.39%, 9/11/06                                          16,315    16,315
   State of Texas G.O., Series 2005-58-A, Soc Gen
     Municipal Securities Trust, /(1)/
       3.45%, 9/11/06                                           5,900     5,900
   State of Texas TRANS, Series 2006,
       4.50%, 8/31/07                                          45,000    45,410
   Tarrant County Health Facilities Development Corp.
     Revenue VRDB, Series A, Adventist Health System -
     Sunbelt (SunTrust Bank LOC),
       3.40%, 9/11/06                                           7,860     7,860
   Texas State G.O., Putter Series 1361, /(1)/
       3.45%, 9/11/06                                           8,600     8,600
   Texas State Transportation Community Revenue Bonds,
     Citigroup Eagle 20060085 Class A, /(1)/
       3.63%, 9/11/06                                          10,855    10,855
   Travis County Health Facilities Development Corp.
     Revenue VRDB, Querencia Barton Creek (LaSalle Bank
     N.A. LOC),
       3.40%, 9/11/06                                          10,000    10,000
   University of Texas Permanent University Fund
     Revenue Bonds, Series 2002B, Citigroup ROCS RR II
     R 6519, /(1)/
       3.45%, 9/11/06                                           5,140     5,140
-------------------------------------------------------------------------------
                                                                        281,355
-------------------------------------------------------------------------------
Utah - 7.3%
   Intermountain Power Agency Revenue Refunding VRDB,
     Subseries A (FGIC Insured),
       3.38%, 9/11/06                                          75,000    75,000
   Murray City Hospital Revenue VRDB, Series A, IHC
     Health Services,
       3.39%, 9/11/06                                          30,000    30,000
   St. George Housing Revenue VRDB, Series A, OK
     Foundation Project (FNMA Gtd.),
       3.41%, 9/11/06                                           2,400     2,400
   Utah Transit Authority Sales Tax Revenue Bonds,
     Series 2006A (Fortis Bank LOC),
       3.55%, 9/1/06                                            6,000     6,000
   Utah Transit Authority Sales Tax Revenue Bonds,
     Subseries B (Fortis Bank LOC),
       3.44%, 9/1/06                                           54,050    54,050

       MONEY MARKET PORTFOLIOS 14 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
-------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   MUNICIPAL PORTFOLIO (continued)

                                                             PRINCIPAL
                                                              AMOUNT    VALUE
-------------------------------------------------------------------------------
                                                              (000S)    (000S)
MUNICIPAL INVESTMENTS - 99.1% - CONTINUED
Utah - 7.3% - (continued)
   Utah Water Finance Agency Revenue VRDB, Series
     2004A-10
   (AMBAC Insured),
       3.47%, 9/11/06                                         $ 2,335  $  2,335
   Utah Water Finance Agency Revenue VRDB, Series
     2005A-11,
   Tender Options (AMBAC Insured),
       3.47%, 9/11/06                                          12,300    12,300
   Utah Water Finance Agency Revenue VRDB, Series
     2005A-14,
   Tender Options (AMBAC Insured),
       3.47%, 9/11/06                                           4,000     4,000
   Utah Water Finance Agency Revenue VRDB, Series A-15
   (AMBAC Insured),
       3.46%, 9/11/06                                           9,700     9,700
-------------------------------------------------------------------------------
                                                                        195,785
-------------------------------------------------------------------------------
Virginia - 1.7%
   Fairfax County Water Authority Revenue Bonds,
     Citigroup Eagle 200691 Class A, /(1)/
       3.63%, 9/11/06                                          14,835    14,835
   Norfolk EDA Revenue Bonds--Sentara Health, Series
     2004 II R-322-1, Citigroup ROCS, /(1)/
       3.45%, 9/11/06                                          13,475    13,475
   University of Virginia Revenue Bonds, Citigroup
     Eagle 2006 2006-17, /(1)/
       3.63%, 9/11/06                                          12,000    12,000
   Virginia College Building Authority Revenue VRDB,
     Series 2004, University of Richmond Project,
       3.41%, 9/11/06                                           5,000     5,000
-------------------------------------------------------------------------------
                                                                         45,310
-------------------------------------------------------------------------------
Washington - 3.5%
   Port of Seattle Intermediate Lien Revenue Refunding
     Bonds, Series 2005-28, ABN AMRO Munitops
     Certificate Trust (MBIA Insured), /(1)/
       3.46%, 9/11/06                                          10,000    10,000
   Washington State G.O., Series 1993B, Smith Barney
     Soc Gen Trust SGB-13, /(1)/
       3.45%, 9/11/06                                           1,350     1,350
   Washington State G.O. Bonds, Series 2000B, Eagle
     Trust Series 20004701, /(1) /
       3.46%, 9/11/06                                           2,300     2,300
   Washington State G.O. Bonds, Series 2004D, ABN AMRO
     Munitops Certificate Trust Series 2004-13 (AMBAC
     Insured), /(1)/
       3.46%, 9/11/06                                          13,200    13,200
   Washington State Healthcare Facilities Authority
     Revenue Bonds, Series 510CE, Citigroup ROCS
     (Citibank N.A. Gtd.), /(1)/
       3.47%, 9/11/06                                           9,145     9,145
   Washington State Healthcare Facilities Authority
     Revenue VRDB, Seattle Cancer Care (KeyBank N.A.
     LOC),
       3.43%, 9/11/06                                           9,400     9,400
   Washington State Healthcare Facilities Authority
     Revenue VRDB, Series 2003, Association of
     Community and Migrant Health Centers (U.S. Bank
     N.A. LOC),
       3.47%, 9/11/06                                           2,500     2,500
   Washington State Higher Education Facilities
     Authority Revenue VRDB, Series B, Puget Sound
     Project (Bank of America N.A. LOC),
       3.44%, 9/11/06                                           6,000     6,000
   Washington State Higher Education Facilities
     Authority Revenue VRDB, Series 2003A, Cornish
     College of Arts Project (Bank of America N.A. LOC),
       3.50%, 9/11/06                                           1,900     1,900

       MONEY MARKET PORTFOLIOS 15 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
-------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   MUNICIPAL PORTFOLIO (continued)

                                                              PRINCIPAL
                                                               AMOUNT   VALUE
 ------------------------------------------------------------------------------
                                                               (000S)   (000S)
 MUNICIPAL INVESTMENTS - 99.1% - CONTINUED
 Washington - 3.5% - (continued)
    Washington State Housing Finance Commission
      Nonprofit Revenue Refunding,
    VRDB, Series 2003, Emerald Heights Project (Bank of
      America N.A. LOC),
        3.58%, 9/1/06                                          $22,055  $22,055
    Washington State Housing Finance Commission
      Nonprofit Revenue VRDB,
    Bertschi School Project (Bank of America N.A. LOC),
        3.44%, 9/11/06                                           5,500    5,500
    Washington State Housing Finance Commission
      Nonprofit Revenue VRDB,
    Series, 2005, Seattle Art Museum Project (Allied
      Irish Bank LOC),
        3.59%, 9/1/06                                           10,000   10,000
 ------------------------------------------------------------------------------
                                                                         93,350
 ------------------------------------------------------------------------------
 West Virginia - 0.5%
    Monongalia County Building Commission Revenue
      Refunding VRDB,
    Series 2005B, Monongalia General Hospital (JPMorgan
      Chase Bank LOC),
        3.42%, 9/11/06                                          13,500   13,500
    West Virginia State Hospital Financial Authority
      Revenue VRDB,
    Pallottine Health Services Project,
        3.42%, 9/11/06                                             300      300
 ------------------------------------------------------------------------------
                                                                         13,800
 ------------------------------------------------------------------------------
 Wisconsin - 3.2%
    Madison Metropolitan School District TRANS,
        4.00%, 9/11/06                                           2,000    2,000
    Milwaukee School Revenue Anticipatory Notes,
        4.50%, 8/30/07                                           1,000    1,009
    Pleasant Prairie Kenosha County G.O. VRDB, Series
      2004 (XLCA Insured),
        3.47%, 9/11/06                                           4,900    4,900
    Wauwatosa Housing Authority Revenue Refunding Bonds,
      Series 1995B, San Camillo, Inc. Project (U.S. Bank
      N.A. LOC),
        3.40%, 9/11/06                                           1,700    1,700
    Wisconsin Health and Educational Facilities
      Authority Revenue Bonds, Series 2004, Wisconsin
      Institute of Torah Study, Inc. Project (Harris
      N.A. LOC),
        3.40%, 9/11/06                                           3,315    3,315
    Wisconsin Health and Educational Facilities
      Authority Revenue Bonds, Series 2004C, EastCastle
      Place (LaSalle Bank N.A. LOC),
        3.40%, 9/11/06                                           5,000    5,000
    Wisconsin Health and Educational Facilities
      Authority Revenue VRDB, Capital Access Pool,
      Vernon Memorial Hospital (U.S. Bank N.A. LOC),
    Series 2002A,
        3.62%, 9/1/06                                              845      845
    Series 2002B,
        3.62%, 9/1/06                                            2,115    2,115
    Wisconsin Health and Educational Facilities
      Authority Revenue VRDB, Goodwill Industries
      Southeastern (JPMorgan Chase Bank LOC),
        3.42%, 9/11/06                                             700      700
    Wisconsin Health and Educational Facilities
      Authority Revenue VRDB, Gundersen Lutheran (FGIC
      Insured),
        3.65%, 12/1/06                                           9,500    9,500
    Wisconsin Health and Educational Facilities
      Authority Revenue VRDB, Series B, Southwest Health
      Center (Fifth Third Bank LOC),
        3.42%, 9/11/06                                           6,040    6,040
    Wisconsin Health and Educational Facilities
      Authority Revenue VRDB, Series 1997, Alverno
      College Project (Allied Irish Bank LOC),
        3.62%, 9/1/06                                            1,000    1,000
    Wisconsin Health and Educational Facilities
      Authority Revenue VRDB, Series 2002H, Pooled Loan
      Financing Program (U.S. Bank N.A. LOC),
        3.43%, 9/11/06                                           5,000    5,000

       MONEY MARKET PORTFOLIOS 16 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   MUNICIPAL PORTFOLIO (continued)

                                                          PRINCIPAL
                                                           AMOUNT      VALUE
-------------------------------------------------------------------------------
                                                           (000S)      (000S)
MUNICIPAL INVESTMENTS - 99.1% - CONTINUED
Wisconsin - 3.2% - (continued)
   Wisconsin Health and Educational Facilities
     Authority Revenue Refunding VRDB, Series 2003,
     Oakwood Village Project (Marshall & Ilsley
     Bank LOC),
       3.42%, 9/11/06                                    $    10,865 $   10,865
   Wisconsin Health and Educational Facilities
     Authority Revenue VRDB, Series 2005, Hospice
     Care Holdings, Inc. Project (Marshall & Ilsley
     Bank LOC),
       3.42%, 9/11/06                                          4,510      4,510
   Wisconsin Public Power, Inc. System Revenue
     Bonds, Putters Series 1150 (AMBAC Insured),
     /(1)/
       3.45%, 9/11/06                                         11,700     11,700
   Wisconsin Rural Water Construction Loan Program,
     Revenue Bond Anticipation Notes,
       4.75%, 8/15/07                                          7,175      7,245
   Wisconsin School Districts Cash Flow Program
     Lease COPS, Series 2005-B1,
       4.50%, 11/1/06                                         10,000     10,019
-------------------------------------------------------------------------------
                                                                         87,463
-------------------------------------------------------------------------------
Multiple States Pooled Security - 0.8%
   Lehman Brothers Pooled Municipal Trust Receipts
     Revenue Bonds (MBIA Insured), /(1) /
       3.47%, 9/11/06                                         22,155     22,155
-------------------------------------------------------------------------------
Total Municipal Investments (Cost $2,673,718)                         2,673,718
-------------------------------------------------------------------------------

                                                          NUMBER OF
                                                           SHARES      VALUE
-------------------------------------------------------------------------------
                                                                       (000S)
INVESTMENT COMPANIES - 0.5%
AIM Tax-Exempt Cash Fund                                  12,393,457     12,393
Dreyfus Tax-Exempt Cash Management Fund                      715,626        716
-------------------------------------------------------------------------------
Total Investment Companies (Cost $13,109)                                13,109
-------------------------------------------------------------------------------
Total Investments - 99.6% (Cost $2,686,827) /(3)/                     2,686,827
-------------------------------------------------------------------------------
Other Assets less Liabilities - 0.4%                                     10,222
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $2,697,049
-------------------------------------------------------------------------------

/(1)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
/(2)/ Restricted security that has been deemed illiquid. At August 31, 2006, the value of these restricted illiquid securities amounted to approximately $34,960,000 or 1.3% of net assets. Additional information on each restricted illiquid security is as follows:

                                                 ACQUISITION    ACQUISITION
SECURITY                                            DATE           COST
---------------------------------------------------------------------------
                                                                  (000S)
Park Creek Metropolitan District Revenue
  Bonds (CO),
   3.50%, 2/15/07                             9/30/05 - 2/13/06   $22,500
Florida State Department of Transportation
  Revenue Bonds (FL),
   3.35%, 11/15/06                                     11/15/05    12,460
---------------------------------------------------------------------------

/(3)/ The cost for federal income tax purposes was $2,686,827.

       MONEY MARKET PORTFOLIOS 17 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   MUNICIPAL PORTFOLIO (continued)

At August 31, 2006, the industry sectors for the Municipal Portfolio were:

                                                                        % OF
INDUSTRY SECTOR                                                      NET ASSETS
-------------------------------------------------------------------------------
Administration of Environment and Housing                                5.1%
Air, Water Services and Solid Waste Management                           5.9%
Educational Services                                                    14.2%
Electric Services, Gas and Combined Utilities                            8.0%
Executive, Legislative and General Government                           23.9%
General Medical, Surgical and Nursing and Personal Care                 17.6%
Health Services and Residential Care                                     9.8%
Urban and Community Development, Housing Programs and Social
  Services                                                               5.2%
All other sectors less than 5%                                          10.3%
-------------------------------------------------------------------------------
Total                                                                  100.0%

       MONEY MARKET PORTFOLIOS 18 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
   ABBREVIATIONS AND OTHER INFORMATION              AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   MUNICIPAL PORTFOLIO (continued)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

AMBAC      American Municipal Bond Assurance Corporation

AMT        Alternative Minimum Tax

Colld.     Collateralized

COPS       Certificates of Participation

EDA        Economic Development Authority

FGIC       Financial Guaranty Insurance Corporation

FHLMC      Freddie Mac

FNMA       Fannie Mae

FSA        Financial Security Assurance

GIC        Guaranteed Investment Contract

G.O.       General Obligation

Gtd.       Guaranteed

HFA        Housing Finance Authority

IDA        Industrial Development Authority

IDB        Industrial Development Board

LOC        Letter of Credit

MBIA       Municipal Bond Insurance Association

MERLOTS    Municipal Exempt Receipts Liquidity Optional Tender

PCR        Pollution Control Revenue

P-Floats   Puttable Floating Rate Security

PSF        Permanent School Fund

ROCS       Reset Option Certificates

SFM        Single Family Mortgage

SGB        Societe Generale Bank

Soc Gen    Societe Generale

       MONEY MARKET PORTFOLIOS 19 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
   ABBREVIATIONS AND OTHER INFORMATION              AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
   MUNICIPAL PORTFOLIO (continued)

TANS       Tax Anticipation Notes

TRANS      Tax and Revenue Anticipation Notes

TSB        Trustee Savings Bank

VRDB       Variable Rate Demand Bonds

XLCA       XL Capital Assurance

       MONEY MARKET PORTFOLIOS 20 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   PRIME OBLIGATIONS PORTFOLIO                      AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT   VALUE
-------------------------------------------------------------------------------
                                                               (000S)   (000S)
ASSET-BACKED NOTES - 4.2%
Auto Receivables - 1.5%
   Capital One Auto Finance Trust, Series 2006-A, Class
     A1,
       5.12%, 5/15/07                                          $ 2,338  $ 2,338
   DaimlerChrysler Auto Trust, Series 2006-B, Class A1,
     /(1)/
       5.12%, 6/8/07                                             3,874    3,874
   Ford Credit Auto Owner Trust, Series 2006-B, Class
     A1, /(1)/
       5.43%, 9/15/07                                            7,000    7,000
   Nissan Auto Receivables Owner Trust, Series 2006-A,
     Class A1,
       4.66%, 2/15/07                                            1,969    1,969
   Nissan Auto Receivables Owner Trust, Series 2006-B,
     Class A1,
       5.08%, 5/15/07                                            2,580    2,580
   Nissan Auto Receivables Owner Trust, Series 2006-C,
     Class A1,
       5.49%, 8/15/07                                            6,099    6,099
   Triad Auto Receivables Owner Trust, Series 2006-B,
     Class A1,
       5.14%, 6/12/07                                            2,774    2,774
-------------------------------------------------------------------------------
                                                                         26,634
-------------------------------------------------------------------------------
International Receivables - 2.1%
   Holmes Financing PLC, FRN, Series 9, Class 1A,
       5.30%, 9/15/06                                           13,000   13,000
   Holmes Financing PLC, FRN, Series 10A, Class 1A, /(1)/
       5.40%, 9/15/06                                            5,000    5,000
   Mound Financing PLC, FRN, Series 5A, Class 1A, /(1)/
       5.32%, 9/8/06                                             7,000    7,000
   Paragon Mortgages PLC, FRN, Series 12A, Class A1,
     /(1)/
       5.31%, 9/15/06                                            7,000    7,000
   Permanent Financing PLC, FRN, Series 9A, Class 1A,
     /(1)/
       5.34%, 9/11/06                                            5,000    5,000
-------------------------------------------------------------------------------
                                                                         37,000
-------------------------------------------------------------------------------
Other Receivables - 0.6%
   Caterpillar Financial Asset Trust, Series 2006-A,
     Class A1,
       5.45%, 6/25/07                                            3,743    3,743
   CIT Equipment Collateral, Series 2006-VT1, Class A1,
       4.99%, 3/20/07                                            2,300    2,300
   CNH Equipment Trust, Series 2006-A, Class A1,
       4.99%, 4/5/07                                             3,478    3,478
-------------------------------------------------------------------------------
                                                                          9,521
-------------------------------------------------------------------------------
Total Asset-Backed Notes (Cost $73,155)                                  73,155
-------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 12.1%
Domestic Depository Institutions - 1.9%
   Washington Mutual Bank, FA, Stockton, California,
       5.33%, 9/6/06                                             5,000    5,000
   Washington Mutual Bank, FRCD,
       5.39%, 11/20/06                                          10,000   10,000
       5.38%, 11/27/06                                          10,000   10,000
   Wells Fargo Bank, N.A., San Francisco, California,
       4.74%, 1/10/07                                            5,000    5,000
       4.79%, 1/18/07                                            3,000    3,000
-------------------------------------------------------------------------------
                                                                         33,000
-------------------------------------------------------------------------------
Foreign Depository Institutions - 10.2%
   ABN AMRO, London Branch,
       4.73%, 12/1/06                                            5,000    5,000

    PRIME OBLIGATIONS PORTFOLIO 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   PRIME OBLIGATIONS PORTFOLIO (continued)          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                              AMOUNT   VALUE
------------------------------------------------------------------------------
                                                              (000S)   (000S)
CERTIFICATES OF DEPOSIT - 12.1% - CONTINUED
Foreign Depository Institutions - 10.2% - (continued)
   Barclays Bank, London Branch,
       4.51%, 10/16/06                                        $ 2,000  $ 2,000
       4.69%, 11/3/06                                           5,000    5,000
       5.38%, 5/2/07                                            5,000    5,000
   Barclays Bank, New York Branch,
       5.09%, 2/26/07                                           5,000    5,000
   BNP Paribas, London Branch,
       5.11%, 3/7/07                                            1,000    1,000
       5.41%, 5/21/07                                          10,000   10,000
   CALYON, London Branch,
       4.77%, 11/16/06                                          8,000    8,000
       4.75%, 1/8/07                                            7,000    7,000
   Credit Agricole, London Branch,
       4.54%, 10/17/06                                          5,000    5,000
       4.79%, 12/22/06                                          5,000    5,000
       5.10%, 3/6/07                                            5,000    5,000
       5.38%, 5/2/07                                            6,000    6,000
       5.37%, 5/25/07                                           5,000    5,000
   Credit Industriel et Commercial, London Branch,
       5.39%, 11/16/06                                          7,000    7,000
   Credit Suisse First Boston, New York Branch,
       4.73%, 11/3/06                                           1,500    1,500
       4.79%, 1/3/07                                            7,000    7,000
       5.00%, 2/8/07                                            2,000    2,000
       5.34%, 4/19/07                                           6,000    6,000
   Deutsche Bank, London Branch,
       5.42%, 5/21/07                                           5,000    5,000
   Deutsche Bank, New York Branch,
       4.50%, 10/12/06                                          3,000    3,000
   Dexia Credit Local, New York Branch,
       4.80%, 1/16/07                                           5,000    5,000
   HBOS Treasury Services, London Branch,
       5.65%, 6/26/07                                           3,000    3,000
   HBOS Treasury Services, New York Branch,
       4.75%, 12/4/06                                           5,000    5,000
       5.38%, 6/1/07                                            3,000    3,000
   Nordea Bank Finland, New York Branch,
       5.15%, 3/14/07                                           2,000    2,000
   Royal Bank of Scotland, London Branch,
       4.75%, 1/10/07                                           5,000    5,000
   Societe Generale, London Branch,
       4.50%, 10/13/06                                          2,000    2,000
       4.70%, 12/1/06                                           5,000    5,000
       4.81%, 12/15/06                                          5,000    5,000
       5.36%, 5/11/07                                           3,000    3,000
   Svenska Handelsbanken, Inc., New York Branch,
       4.75%, 12/4/06                                           2,000    2,000
       4.80%, 1/16/07                                           5,000    5,000
       5.04%, 2/16/07                                           5,000    5,000

    PRIME OBLIGATIONS PORTFOLIO 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   PRIME OBLIGATIONS PORTFOLIO (continued)          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                              AMOUNT    VALUE
-------------------------------------------------------------------------------
                                                              (000S)    (000S)
CERTIFICATES OF DEPOSIT - 12.1% - CONTINUED
Foreign Depository Institutions - 10.2% - (continued)
   Toronto Dominion Bank, New York Branch,
       5.41%, 6/4/07                                          $ 3,000  $  3,000
       5.71%, 7/9/07                                            6,000     6,000
   UBS AG, Stamford Branch,
       4.96%, 2/7/07                                            2,500     2,500
   Unicredito Italiano, London Branch,
       5.29%, 11/24/06                                          6,000     6,000
   Unicredito Italiano, New York Branch,
       5.43%, 2/28/07                                           7,000     7,000
-------------------------------------------------------------------------------
                                                                        180,000
-------------------------------------------------------------------------------
Total Certificates of Deposit (Cost $213,000)                           213,000
-------------------------------------------------------------------------------
COMMERCIAL PAPER - 20.6%
Auto Receivables - 4.1%
   FCAR1 Owner Trust,
       4.85%, 9/1/06                                            7,000     7,000
       5.29%, 11/15/06                                         10,000     9,890
   Ford Credit Floorplan Master Owner Trust A, Motown
     Funding LLC, Series 2002, /(1)/
       5.35%, 9/7/06                                            5,000     4,995
       5.40%, 9/8/06                                            3,000     2,997
       5.31%, 10/23/06                                          5,000     4,962
   New Center Asset Trust,
       5.27%, 9/18/06                                          20,000    19,950
   New Center Asset Trust, Plus Program,
       5.26%, 9/15/06                                          21,750    21,705
-------------------------------------------------------------------------------
                                                                         71,499
-------------------------------------------------------------------------------
Credit Card Master Trust - 1.1%
   Citibank Credit Card Master Trust, Dakota
     Certificates,
       5.28%, 10/16/06                                         10,000     9,934
   MBNA Credit Card Master Trust, Emerald Certificates,
     /(1)/
       5.29%, 9/7/06                                            2,000     1,998
       5.29%, 10/10/06                                          7,000     6,960
-------------------------------------------------------------------------------
                                                                         18,892
-------------------------------------------------------------------------------
Multi-Seller Conduits - 11.5%
   Amstel Funding Corp.,
       4.91%, 9/22/06                                           5,000     4,986
       5.15%, 11/22/06                                          5,000     4,941
   Charta Corp.,
       5.28%, 10/26/06                                          5,000     4,960
   Concord Minuteman Capital Co., /(1)/
       5.28%, 9/12/06, FRCP                                     6,000     6,000
       5.27%, 9/18/06                                           5,000     4,987
       5.29%, 2/21/07                                           3,000     2,924
   Crown Point Capital Co., FRCP, /(1)/
       5.22%, 9/8/06                                            2,000     2,000
       5.32%, 9/11/06                                           5,000     4,999
       5.28%, 9/22/06                                           7,000     6,999
   Fairway Finance Corp., FRCP,
       5.27%, 9/25/06                                           5,000     5,000
       5.28%, 9/26/06                                           5,000     5,000

    PRIME OBLIGATIONS PORTFOLIO 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   PRIME OBLIGATIONS PORTFOLIO (continued)          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                              AMOUNT    VALUE
-------------------------------------------------------------------------------
                                                              (000S)    (000S)
COMMERCIAL PAPER - 20.6% - CONTINUED
Multi-Seller Conduits - 11.5% - (continued)
   Jupiter Securitization Corp.,
       5.27%, 9/26/06                                         $10,000  $  9,963
   Legacy Capital LLC, /(1)/
       5.17%, 9/5/06                                            5,000     4,997
   Lexington Parker Capital,
       5.22%, 9/6/06, FRCP                                      5,000     5,000
       5.32%, 9/11/06, FRCP                                     5,000     5,000
       5.28%, 9/19/06, FRCP                                     5,000     4,999
       5.43%, 10/5/06, FRCP                                    10,000     9,999
       5.46%, 10/10/06, FRCP                                    2,000     2,000
       5.34%, 11/20/06, FRCP                                    9,000     9,000
       5.29%, 2/21/07                                          10,000     9,746
   Sheffield Receivables Corp.,
       5.28%, 9/1/06                                           25,000    25,000
       5.27%, 9/21/06                                          15,000    14,956
   Thames Asset Global Securitization Number 1, Inc.,
       5.27%, 9/1/06                                           25,000    25,000
       5.27%, 9/20/06                                           5,000     4,986
   Tulip Funding Corp., /(1)/
       5.27%, 9/29/06                                           5,000     4,979
   Variable Funding Capital, FRCP,
       5.36%, 9/1/06                                            5,000     5,000
   Victory Receivables Corp.,
       5.33%, 9/6/06                                            8,000     7,994
-------------------------------------------------------------------------------
                                                                        201,415
-------------------------------------------------------------------------------
Other Receivables - 0.3%
   Thornburg Mortgage Capital Resources, /(1)/
       5.31%, 9/15/06                                           5,000     4,990
-------------------------------------------------------------------------------
Single Seller Conduits - 0.8%
   Blue Spice LLC,
       5.27%, 9/21/06                                          15,000    14,956
-------------------------------------------------------------------------------
Structured Investment Vehicles - 2.8%
   Aquifer Funding LLC,
       5.30%, 9/7/06                                            5,000     4,995
   Cancara Asset Securitization, Ltd.,
       5.28%, 9/15/06, FRCP                                     5,000     5,000
       5.27%, 9/25/06                                           5,000     4,982
   North Sea Funding LLC,
       5.38%, 9/5/06                                            5,000     4,997
   Solitaire Funding LLC,
       5.28%, 10/23/06                                          7,000     6,947
   Surrey Funding Corp.,
       5.37%, 9/5/06                                            7,000     6,996
   White Pine Finance LLC, FRCP, /(1)/
       5.35%, 9/5/06                                           10,000     9,999
       5.29%, 9/12/06                                           3,000     3,000
       5.28%, 9/22/06                                           3,000     3,000
-------------------------------------------------------------------------------
                                                                         49,916
-------------------------------------------------------------------------------
Total Commercial Paper (Cost $361,668)                                  361,668
-------------------------------------------------------------------------------

    PRIME OBLIGATIONS PORTFOLIO 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   PRIME OBLIGATIONS PORTFOLIO (continued)          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT   VALUE
-------------------------------------------------------------------------------
                                                               (000S)   (000S)
CORPORATE NOTES/BONDS - 16.5%
Bank Holding Companies - 0.5%
   HSBC U.S.A., Inc., FRN,
       5.31%, 9/15/06                                          $ 5,000  $ 5,000
   Wachovia Corp., FRN,
       5.59%, 10/23/06                                           3,000    3,003
-------------------------------------------------------------------------------
                                                                          8,003
-------------------------------------------------------------------------------
Chemicals and Allied Products - 0.6%
   Merck and Co., Inc., MTN, /(1)/
       4.52%, 2/22/07                                           10,000    9,961
-------------------------------------------------------------------------------
Domestic Depository Institutions - 2.4%
   American Express Bank, FSB, FRN,
       5.39%, 9/8/06                                            10,000   10,000
       5.33%, 9/18/06                                            3,000    3,000
       5.30%, 9/27/06                                            8,000    8,000
   Bank of America, N.A., FRN,
       5.36%, 9/1/06                                             7,000    7,000
       5.44%, 10/26/06                                           5,000    5,000
   Marshall & Ilsley Bank, MTN,
       5.18%, 12/15/06                                           3,000    3,003
   National City Bank Cleveland, FRN,
       5.46%, 10/4/06                                            4,000    4,000
   Wachovia Bank, N.A., FRN,
       5.22%, 9/5/06                                             3,000    3,000
-------------------------------------------------------------------------------
                                                                         43,003
-------------------------------------------------------------------------------
Foreign Depository Institutions - 1.5%
   Australia and New Zealand Banking Group, FRN, /(1)/
       5.39%, 9/7/06                                             5,000    5,000
       5.32%, 9/25/06                                            1,000    1,000
   Nordea Bank Finland, New York Branch, FRN, /(1)/
       5.34%, 9/11/06                                            2,000    2,000
   Royal Bank of Canada, FRN,
       5.40%, 9/11/06                                            8,000    8,000
   Royal Bank of Scotland PLC, FRN, /(1)/
       5.32%, 9/21/06                                            5,000    5,000
       5.41%, 11/24/06                                           5,000    5,000
   Westpac Banking Corp., FRN,
       5.34%, 9/11/06                                            1,000    1,000
-------------------------------------------------------------------------------
                                                                         27,000
-------------------------------------------------------------------------------
Insurance Carriers - 0.8%
   ASIF Global Financing XXXI, FRN, /(1)/
       5.40%, 11/24/06                                           4,000    4,000
   MET Life Global Funding I, FRN, /(1)/
       5.39%, 9/15/06                                           10,000   10,000
-------------------------------------------------------------------------------
                                                                         14,000
-------------------------------------------------------------------------------
Non-Depository Personal Credit - 3.6%
   American Express Credit Corp., FRN,
       5.33%, 9/11/06                                            7,000    7,000
   General Electric Capital Corp., FRN,
       5.27%, 9/8/06                                             5,000    5,000
       5.46%, 9/8/06                                            10,000   10,000
       5.49%, 9/11/06                                            2,000    2,000
       5.29%, 9/25/06                                            9,000    9,000

    PRIME OBLIGATIONS PORTFOLIO 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   PRIME OBLIGATIONS PORTFOLIO (continued)          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT   VALUE
-------------------------------------------------------------------------------
                                                               (000S)   (000S)
CORPORATE NOTES/BONDS - 16.5% - CONTINUED
Non-Depository Personal Credit - 3.6% - (continued)
   Household Finance Corp., FRN,
       5.27%, 9/1/06                                           $ 2,000  $ 2,001
   HSBC Finance Corp., FRN,
       5.40%, 9/6/06                                             8,000    8,000
       5.36%, 9/25/06                                            5,000    5,000
       5.54%, 10/27/06                                           5,000    5,000
       5.44%, 11/28/06                                           5,000    5,002
   Toyota Motor Credit Corp., FRN,
       5.27%, 9/15/06                                            5,000    5,000
-------------------------------------------------------------------------------
                                                                         63,003
-------------------------------------------------------------------------------
Security and Commodity Brokers - 1.4%
   Merrill Lynch & Co., FRN, MTN,
       5.46%, 9/5/06                                             5,000    5,000
       5.58%, 9/11/06                                            2,000    2,001
       5.31%, 9/25/06                                            5,000    5,000
       5.30%, 9/27/06                                            5,000    5,000
   Morgan Stanley, FRN,
       5.39%, 9/15/06                                            3,000    3,000
       5.40%, 9/27/06                                            5,000    5,000
-------------------------------------------------------------------------------
                                                                         25,001
-------------------------------------------------------------------------------
Structured Investment Vehicles - 5.2%
   Beta Finance, Inc., FRN, MTN, /(1)/
       5.30%, 9/15/06                                           10,000   10,000
       5.34%, 9/15/06                                            5,000    5,001
   CC U.S.A., Inc., FRN, MTN, /(1)/
       5.31%, 9/14/06                                            2,000    2,000
       5.40%, 11/27/06                                           3,000    3,000
   Cullinan Finance Corp., FRN, /(1)/
       5.29%, 9/15/06                                            5,000    5,000
       5.28%, 9/25/06                                            7,000    6,999
       5.37%, 11/15/06                                           2,000    2,000
   Dorada Finance, Inc., FRN, /(1)/
       5.30%, 9/15/06                                            3,000    3,000
   Five Finance, Inc., FRN, /(1)/
       5.28%, 9/15/06                                            5,000    4,999
       5.30%, 9/15/06                                            3,000    3,000
   Links Finance LLC, FRN, MTN, /(1)/
       5.29%, 9/12/06                                            5,000    5,000
       5.29%, 9/14/06                                            5,000    5,000
       5.30%, 9/15/06                                            7,000    7,000
       5.29%, 9/26/06                                            3,000    3,000
       5.47%, 10/10/06                                           5,000    5,000
       5.47%, 10/11/06                                           2,000    2,000
       5.47%, 10/16/06                                           5,000    5,000
   Whistlejacket Capital LLC, FRN, MTN, /(1)/
       5.33%, 9/15/06                                            5,000    5,001
       5.32%, 9/20/06                                            5,000    5,001
   White Pine Finance LLC, FRN, /(1)/
       5.28%, 9/25/06                                            5,000    4,999
-------------------------------------------------------------------------------
                                                                         92,000
-------------------------------------------------------------------------------

    PRIME OBLIGATIONS PORTFOLIO 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
   PRIME OBLIGATIONS PORTFOLIO (continued)          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                              AMOUNT    VALUE
-------------------------------------------------------------------------------
                                                              (000S)    (000S)
CORPORATE NOTES/BONDS - 16.5% - CONTINUED
Transportation Equipment - 0.5%
   American Honda Finance, FRN, /(1)/
       5.27%, 9/7/06                                          $ 3,000  $  3,001
       5.45%, 10/26/06                                          5,000     5,000
-------------------------------------------------------------------------------
                                                                          8,001
-------------------------------------------------------------------------------
Total Corporate Notes/Bonds (Cost $289,972)                             289,972
-------------------------------------------------------------------------------
EURODOLLAR TIME DEPOSITS - 7.4%
Domestic Depository Institutions - 2.8%
   Bank of America, Toronto, Canada,
       5.28%, 9/1/06                                            5,000     5,000
   Manufacturers & Traders Trust Co.,
       5.28%, 9/1/06                                           15,000    15,000
   State Street Bank & Trust Co., Grand Cayman,
       5.28%, 9/1/06                                           30,000    30,000
-------------------------------------------------------------------------------
                                                                         50,000
-------------------------------------------------------------------------------
Foreign Depository Institutions - 4.6%
   Allied Irish Banks, Dublin,
       5.42%, 2/20/07                                           5,000     5,000
   Bank of Nova Scotia, Toronto, Canada,
       5.30%, 9/29/06                                          10,000    10,000
   CALYON, Grand Cayman,
       5.30%, 9/1/06                                           15,000    15,000
   Den Norske Bank, Grand Cayman,
       5.38%, 11/15/06                                          5,000     5,000
   KBC Bank N.V., London,
       5.30%, 9/1/06                                           10,000    10,000
   National Bank of Canada, Montreal, Canada,
       5.30%, 10/2/06                                          10,000    10,000
   Societe Generale, Grand Cayman,
       5.30%, 9/1/06                                           20,000    20,000
   Svenska Handlesbanken, Stockholm, Sweden,
       5.36%, 11/27/06                                          5,000     5,000
-------------------------------------------------------------------------------
                                                                         80,000
-------------------------------------------------------------------------------
Total Eurodollar Time Deposits (Cost $130,000)                          130,000
-------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 0.3%
Administration of Environmental and Housing Programs -
  0.3%
   State of Texas G.O. Taxable, Veterans' Land
     Refunding Bonds, Series 2000,
       5.30%, 9/11/06                                           5,000     5,000
-------------------------------------------------------------------------------
Total Municipal Investments (Cost $5,000)                                 5,000
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 1.4% /(2)/
FHLB - 0.6%
   FHLB Note,
       5.63%, 8/15/07                                          10,000    10,000
-------------------------------------------------------------------------------
Freddie Mac - 0.8%
   FHLMC Bond,
       4.76%, 2/9/07                                            5,000     5,000
   FHLMC Note,
       5.50%, 7/3/07                                           10,000    10,000
-------------------------------------------------------------------------------
                                                                         15,000
-------------------------------------------------------------------------------
Total U.S. Government Agencies (Cost $25,000)                            25,000
-------------------------------------------------------------------------------

    PRIME OBLIGATIONS PORTFOLIO 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
   PRIME OBLIGATIONS PORTFOLIO (continued)          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT     VALUE
-------------------------------------------------------------------------------
                                                           (000S)     (000S)
REPURCHASE AGREEMENTS - 37.5%
(Colld. at a minimum of 102%) /(3)/
   Bank of America Securities LLC, dated 8/31/06,
     repurchase price $155,023
       5.28%, 9/1/06                                      $155,000  $  155,000
   Bank of America Securities LLC, dated 8/31/06,
     repurchase price $110,016
       5.32%, 9/1/06                                       110,000     110,000
   Deutsche Bank Securities, Inc., dated 8/31/06,
     repurchase price $35,005
       5.29%, 9/1/06                                        35,000      35,000
   HSBC Securities USA, Inc., dated 8/31/06,
     repurchase price $70,010
       5.29%, 9/1/06                                        70,000      70,000
   Lehman Brothers, Inc., dated 8/31/06, repurchase
     price $33,969
       5.32%, 9/1/06                                        33,964      33,964
   UBS Securities LLC, dated 8/31/06, repurchase
     price $255,037
       5.28%, 9/1/06                                       255,000     255,000
-------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $658,964)                            658,964
-------------------------------------------------------------------------------
Total Investments - 100.0% (Cost $1,756,759) /(4)/                   1,756,759
-------------------------------------------------------------------------------
Liabilities less Other Assets - (0.0)%                                     (50)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $1,756,709
-------------------------------------------------------------------------------

/(1)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
/(2)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(3)/ The nature and terms of the collateral received for the repurchase agreements are as follows:

                                                                  MATURITY
NAME                                            COUPON RATES       DATES
-------------------------------------------------------------------------------
FHLMC                                          5.00% - 10.00% 3/17/08 - 7/1/36
FNMA                                           0.00% - 7.00%   2/1/08 - 7/1/36
GNMA                                           5.00% - 7.00%  4/15/36 - 8/15/36

/(4)/ The cost for federal income tax purposes was $1,756,759.

    PRIME OBLIGATIONS PORTFOLIO 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
ABBREVIATIONS AND OTHER INFORMATION
-------------------------------------------------------------------------------
   PRIME OBLIGATIONS PORTFOLIO (continued)          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS


Colld. Collateralized

FHLB   Federal Home Loan Bank

FHLMC  Federal Home Loan Mortgage Corporation

FNMA   Federal National Mortgage Association

FRCD   Floating Rate Certificates of Deposit

FRCP   Floating Rate Commercial Paper

FRN    Floating Rate Notes

FSB    Federal Savings Bank

GNMA   Government National Mortgage Association

G.O.   General Obligation

MTN    Medium Term Notes

    PRIME OBLIGATIONS PORTFOLIO 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   LIQUID ASSETS PORTFOLIO                          AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                              AMOUNT    VALUE
-------------------------------------------------------------------------------
                                                              (000S)    (000S)
ASSET-BACKED NOTES - 3.9%
Auto Receivables - 1.4%
   Capital One Auto Finance Trust, Series 2006-A, Class
     A1,
       5.12%, 5/15/07                                         $ 7,015  $  7,015
   DaimlerChrysler Auto Trust, Series 2006-B, Class A1,
     /(1)/
       5.12%, 6/8/07                                            3,874     3,874
   Ford Credit Auto Owner Trust, Series 2006-B, Class
     A1, /(1)/
       5.43%, 9/15/07                                          13,000    13,000
   Nissan Auto Receivables Owner Trust, Series 2006-A,
     Class A1,
       4.66%, 2/15/07                                             985       985
   Nissan Auto Receivables Owner Trust, Series 2006-B,
     Class A1,
       5.08%, 5/15/07                                           2,580     2,580
   Nissan Auto Receivables Owner Trust, Series 2006-C,
     Class A1,
       5.49%, 8/15/07                                           8,712     8,712
   Triad Auto Receivables Owner Trust, Series 2006-B,
     Class A1,
       5.14%, 6/12/07                                           2,774     2,774
-------------------------------------------------------------------------------
                                                                         38,940
-------------------------------------------------------------------------------
International Receivables - 2.2%
   Holmes Financing PLC, FRN, Series 9, Class 1A,
       5.30%, 9/15/06                                          15,000    15,000
   Holmes Financing PLC, FRN, Series 10A, Class 1A,
     /(1)/
       5.40%, 9/15/06                                           7,000     7,000
   Interstar Millennium Trust, FRN, Series 2006-2GA,
     Class A1, /(1)/
       5.38%, 9/27/06                                          15,000    15,000
   Mound Financing PLC, FRN, Series 5A, Class 1A, /(1)/
       5.32%, 9/8/06                                            7,000     7,000
   Paragon Mortgages PLC, FRN, Series 12A, Class A1,
     /(1)/
       5.31%, 9/15/06                                          10,000    10,000
   Permanent Financing PLC, FRN, Series 9A, Class 1A,
     /(1)/
       5.34%, 9/11/06                                           5,000     5,000
-------------------------------------------------------------------------------
                                                                         59,000
-------------------------------------------------------------------------------
Other Receivables - 0.3%
   Caterpillar Financial Asset Trust, Series 2006-A,
     Class A1,
       5.45%, 6/25/07                                           5,240     5,240
   CIT Equipment Collateral, Series 2006-VT1, Class A1,
       4.99%, 3/20/07                                           2,300     2,300
-------------------------------------------------------------------------------
                                                                          7,540
-------------------------------------------------------------------------------
Total Asset-Backed Notes (Cost $105,480)                                105,480
-------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 14.0%
Domestic Depository Institutions - 3.1%
   American Express Centurion, FRCD,
       5.29%, 9/18/06                                           7,000     7,000
   Washington Mutual Bank, FA, Stockton, California,
       5.33%, 9/6/06                                            7,000     7,000

        LIQUID ASSETS PORTFOLIO 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   LIQUID ASSETS PORTFOLIO (continued)              AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                              AMOUNT   VALUE
------------------------------------------------------------------------------
                                                              (000S)   (000S)
CERTIFICATES OF DEPOSIT - 14.0% - CONTINUED
Domestic Depository Institutions - 3.1% - (continued)
   Washington Mutual Bank, FRCD,
       5.39%, 11/20/06                                        $15,000  $15,000
       5.38%, 11/27/06                                         10,000   10,000
   Wells Fargo Bank, N.A., San Francisco, California,
       4.74%, 12/4/06                                          10,000   10,000
       4.74%, 1/10/07                                          10,000   10,000
       4.79%, 1/18/07                                          10,000   10,000
       4.81%, 1/29/07                                          15,000   15,000
------------------------------------------------------------------------------
                                                                        84,000
------------------------------------------------------------------------------
Foreign Depository Institutions - 10.9%
   ABN AMRO, London Branch,
       4.73%, 12/1/06                                          15,000   15,000
   Barclays Bank, London Branch,
       4.51%, 10/16/06                                          5,000    5,000
       4.69%, 11/3/06                                          15,000   15,000
   Barclays Bank, New York Branch,
       5.09%, 2/26/07                                           5,000    5,000
   BNP Paribas, London Branch,
       4.74%, 11/27/06                                         22,000   22,000
       4.91%, 2/5/07                                           12,000   12,000
       5.41%, 5/21/07                                          15,000   15,000
   Credit Agricole, London Branch,
       5.37%, 5/25/07                                           7,000    7,000
   Credit Industriel et Commercial, London Branch,
       5.39%, 11/16/06                                         15,000   15,000
   Credit Suisse First Boston, New York Branch,
       4.73%, 11/3/06                                          15,000   15,000
   Deutsche Bank, London Branch,
       4.93%, 2/5/07                                            7,000    7,000
       5.42%, 5/21/07                                           7,000    7,000
   Deutsche Bank, New York Branch,
       5.13%, 3/12/07                                          10,000   10,000
   HBOS Treasury Services, London Branch,
       5.65%, 6/26/07                                           7,000    7,000
   HBOS Treasury Services, New York Branch,
       4.74%, 11/27/06                                         10,000   10,000
       4.75%, 12/4/06                                          10,000   10,000
   Nordea Bank Finland, New York Branch,
       5.11%, 3/7/07                                           10,000   10,000
       5.15%, 3/14/07                                           5,000    5,000
   Royal Bank of Scotland, New York Branch, FRCD,
       5.34%, 9/4/06                                            5,000    5,000
   Societe Generale, London Branch,
       4.50%, 10/13/06                                          7,000    7,000
       4.81%, 12/15/06                                         15,000   15,000
       4.75%, 1/8/07                                           10,000   10,000
   Svenska Handelsbanken, Inc., New York Branch,
       4.80%, 1/16/07                                           5,000    5,000
   Toronto Dominion Bank, New York Branch,
       5.41%, 6/4/07                                            5,000    5,000
       5.54%, 6/18/07                                           3,000    3,000
       5.71%, 7/9/07                                           10,000   10,000

        LIQUID ASSETS PORTFOLIO 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   LIQUID ASSETS PORTFOLIO (continued)              AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                              AMOUNT    VALUE
-------------------------------------------------------------------------------
                                                              (000S)    (000S)
CERTIFICATES OF DEPOSIT - 14.0% - CONTINUED
Foreign Depository Institutions - 10.9% - (continued)
   UBS AG, Stamford Branch,
       4.96%, 2/7/07                                          $15,000  $ 15,000
   Unicredito Italiano, London Branch,
       5.29%, 11/24/06                                         15,000    15,000
   Unicredito Italiano, New York Branch,
       5.43%, 2/28/07                                          13,000    13,000
-------------------------------------------------------------------------------
                                                                        295,000
-------------------------------------------------------------------------------
Total Certificates of Deposit (Cost $379,000)                           379,000
-------------------------------------------------------------------------------
COMMERCIAL PAPER - 18.3%
Auto Receivables - 3.1%
   FCAR1 Owner Trust,
       4.85%, 9/1/06                                           15,000    15,000
       5.29%, 11/15/06                                         15,000    14,835
   Ford Credit Floorplan Master Owner Trust A, Motown
     Funding LLC, Series 2002, /(1)/
       5.35%, 9/7/06                                           20,000    19,982
       5.40%, 9/8/06                                            3,000     2,997
       5.31%, 10/23/06                                         10,000     9,923
   New Center Asset Trust,
       5.27%, 9/18/06                                          20,000    19,950
-------------------------------------------------------------------------------
                                                                         82,687
-------------------------------------------------------------------------------
Credit Card Master Trusts - 1.1%
   Citibank Credit Card Master Trust, Dakota
     Certificates,
       5.28%, 10/16/06                                         15,000    14,901
   MBNA Credit Card Master Trust, Emerald Certificates,
     /(1)/
       5.29%, 9/7/06                                            5,000     4,995
       5.29%, 10/10/06                                         10,000     9,943
-------------------------------------------------------------------------------
                                                                         29,839
-------------------------------------------------------------------------------
Foreign Depository Institutions - 0.4%
   Greenwich Capital Holdings, FRCP,
       5.33%, 9/11/06                                          10,000    10,000
-------------------------------------------------------------------------------
Multi-Seller Conduits - 8.3%
   Amstel Funding Corp.,
       5.15%, 11/22/06                                         15,000    14,824
   Concord Minuteman Capital Co., /(1)/
       5.28%, 9/12/06, FRCP                                    10,000    10,000
       5.27%, 9/18/06                                          10,000     9,975
       5.29%, 2/21/07                                           5,000     4,873
   Crown Point Capital Co., FRCP, /(1)/
       5.22%, 9/8/06                                            3,000     3,000
       5.32%, 9/11/06                                          10,000     9,998
       5.28%, 9/22/06                                          13,000    12,999
   Fairway Finance Corp., FRCP,
       5.35%, 9/1/06                                           10,000    10,000
   Gotham Funding Corp., /(1)/
       5.28%, 9/28/06                                           3,572     3,558
   Jupiter Securitization Corp.,
       5.27%, 9/26/06                                          20,000    19,927
   Legacy Capital LLC, /(1)/
       5.17%, 9/5/06                                           10,000     9,994

        LIQUID ASSETS PORTFOLIO 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   LIQUID ASSETS PORTFOLIO (continued)              AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                              AMOUNT    VALUE
-------------------------------------------------------------------------------
                                                              (000S)    (000S)
COMMERCIAL PAPER - 18.3% - CONTINUED
Multi-Seller Conduits - 8.3% - (continued)
   Lexington Parker Capital,
       5.22%, 9/6/06, FRCP                                    $ 5,000  $  5,000
       5.32%, 9/11/06, FRCP                                     5,000     5,000
       5.28%, 9/19/06, FRCP                                     5,000     5,000
       5.43%, 10/5/06, FRCP                                    10,000     9,999
       5.46%, 10/10/06, FRCP                                   13,000    12,999
       5.29%, 2/21/07                                          10,000     9,746
   Sheffield Receivables Corp.,
       5.27%, 9/21/06                                          25,000    24,927
   Thames Asset Global Securitization Number 1, Inc.,
       5.27%, 9/1/06                                           20,000    20,000
   Variable Funding Capital, FRCP,
       5.36%, 9/1/06                                           15,000    15,000
   Victory Receivables Corp.,
       5.33%, 9/6/06                                            8,000     7,994
-------------------------------------------------------------------------------
                                                                        224,813
-------------------------------------------------------------------------------
Other Receivables - 0.5%
   Thornburg Mortgage Capital Resources, /(1)/
       5.39%, 9/5/06                                            5,000     4,997
       5.35%, 9/6/06                                            5,000     4,996
       5.31%, 9/15/06                                           5,000     4,990
-------------------------------------------------------------------------------
                                                                         14,983
-------------------------------------------------------------------------------
Security and Commodity Brokers - 0.2%
   Morgan Stanley, FRCP,
       5.36%, 9/1/06                                            5,000     5,000
-------------------------------------------------------------------------------
Single Seller Conduits - 0.3%
   Blue Spice LLC,
       5.27%, 9/21/06                                           8,000     7,976
-------------------------------------------------------------------------------
Structured Investment Vehicles - 4.4%
   Aquifer Funding LLC,
       5.30%, 9/7/06                                            7,000     6,994
   Cancara Asset Securitization Ltd.,
       5.28%, 9/15/06, FRCP                                    10,000     9,999
       5.27%, 9/25/06                                           5,000     4,982
   Deer Valley Funding LLC,
       5.33%, 9/7/06 /(1)/                                      7,000     6,994
       5.29%, 9/12/06                                          10,000     9,984
       5.27%, 9/21/06                                          10,000     9,971
   Grampian Funding Ltd.,
       5.16%, 11/17/06                                         10,000     9,890
   North Sea Funding LLC,
       5.38%, 9/5/06                                           15,000    14,991
   Solitaire Funding LLC,
       5.28%, 10/23/06                                         10,000     9,924
   White Pine Finance LLC, FRCP, /(1)/
       5.35%, 9/5/06                                           10,000     9,999
       5.29%, 9/12/06                                           5,000     5,000
       5.28%, 9/20/06                                           5,000     5,000
       5.28%, 9/22/06                                           5,000     5,000
       5.28%, 9/25/06                                          10,000     9,999
-------------------------------------------------------------------------------
                                                                        118,727
-------------------------------------------------------------------------------
Total Commercial Paper (Cost $494,025)                                  494,025
-------------------------------------------------------------------------------

        LIQUID ASSETS PORTFOLIO 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   LIQUID ASSETS PORTFOLIO (continued)              AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                              AMOUNT   VALUE
------------------------------------------------------------------------------
                                                              (000S)   (000S)
CORPORATE NOTES/BONDS - 18.7%
Bank Holding Companies - 0.4%
   HSBC U.S.A., Inc., FRN,
       5.31%, 9/15/06                                         $ 5,000  $ 5,000
   Wachovia Corp., FRN,
       5.59%, 10/23/06                                          5,000    5,004
------------------------------------------------------------------------------
                                                                        10,004
------------------------------------------------------------------------------
Chemicals and Alied Products - 0.3%
   Merck and Co., Inc., MTN, /(1)/
       4.52%, 2/22/07                                           7,000    6,973
------------------------------------------------------------------------------
Domestic Depository Institutions - 3.0%
   American Express Bank, FSB, FRN,
       5.30%, 9/27/06                                          20,000   19,999
   American Express Centurion, FRN,
       5.38%, 9/5/06                                           10,000   10,000
   Bank of America, N.A.,
       5.35%, 6/5/07                                           20,000   20,000
   Bank of America, N.A., FRN,
       5.36%, 9/1/06                                           10,000   10,000
       5.44%, 10/26/06                                         15,000   15,000
   Wachovia Bank, N.A., FRN,
       5.22%, 9/5/06                                            7,000    7,000
------------------------------------------------------------------------------
                                                                        81,999
------------------------------------------------------------------------------
Foreign Depository Institutions - 2.0%
   Australia and New Zealand Banking Group, FRN, /(1)/
       5.32%, 9/25/06                                           3,000    3,000
   Nordea Bank Finland, New York Branch, FRN, /(1)/
       5.34%, 9/11/06                                           7,000    7,000
   Royal Bank of Canada, FRN,
       5.40%, 9/11/06                                          15,000   15,000
   Royal Bank of Scotland PLC, FRN, /(1)/
       5.32%, 9/21/06                                          15,000   15,000
       5.41%, 11/24/06                                          5,000    5,000
   Westpac Banking Corp., FRN,
       5.34%, 9/11/06                                          10,000   10,000
------------------------------------------------------------------------------
                                                                        55,000
------------------------------------------------------------------------------
Insurance Carriers - 1.1%
   Allstate Life Global Funding II, FRN, /(1)/
       5.39%, 9/15/06                                          10,000   10,000
   ASIF Global Financing XXXI, FRN, /(1)/
       5.40%, 11/24/06                                         10,000   10,000
   MET Life Global Funding I, FRN, /(1)/
       5.39%, 9/15/06                                          10,000   10,000
------------------------------------------------------------------------------
                                                                        30,000
------------------------------------------------------------------------------
Non-Depository Personal Credit - 5.0%
   American Express Credit Corp., FRN,
       5.33%, 9/11/06                                          13,000   13,000
   General Electric Capital Corp., FRN,
       5.27%, 9/8/06                                            6,800    6,801
       5.46%, 9/8/06                                           20,000   20,000
       5.49%, 9/11/06                                          15,000   15,000
       5.53%, 9/18/06                                          18,000   18,001
       5.29%, 9/25/06                                          18,000   18,000

        LIQUID ASSETS PORTFOLIO 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   LIQUID ASSETS PORTFOLIO (continued)              AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                              AMOUNT    VALUE
-------------------------------------------------------------------------------
                                                              (000S)    (000S)
CORPORATE NOTES/BONDS - 18.7% - CONTINUED
Non-Depository Personal Credit - 5.0% - (continued)
   Household Finance Corp., FRN,
       5.27%, 9/1/06                                          $ 5,000  $  5,002
   HSBC Finance Corp., FRN,
       5.40%, 9/6/06                                            2,000     2,000
       5.36%, 9/25/06                                          25,000    25,000
       5.44%, 11/28/06                                          5,000     5,002
   SLM Corp., FRN, /(1)/
       5.33%, 9/12/06                                           6,000     6,000
-------------------------------------------------------------------------------
                                                                        133,806
-------------------------------------------------------------------------------
Security and Commodity Brokers - 1.6%
   Lehman Brothers Holdings, FRN,
       5.48%, 9/22/06                                           5,000     5,000
       5.37%, 11/27/06                                          5,000     5,000
   Merrill Lynch & Co., FRN, MTN,
       5.58%, 9/11/06                                          15,000    15,007
       5.30%, 9/27/06                                           5,000     5,000
   Morgan Stanley, FRN,
       5.40%, 9/27/06                                          12,000    12,000
-------------------------------------------------------------------------------
                                                                         42,007
-------------------------------------------------------------------------------
Structured Investment Vehicles - 4.6%
   Beta Finance, Inc., FRN, MTN, /(1)/
       5.30%, 9/15/06                                          25,000    25,000
       5.34%, 9/15/06                                          10,000    10,001
   CC U.S.A., Inc., FRN, MTN, /(1)/
       5.31%, 9/14/06                                           6,000     6,000
       5.40%, 11/27/06                                         10,000    10,001
   Cullinan Finance Corp., FRN, /(1)/
       5.28%, 9/25/06                                           5,000     5,000
       5.37%, 11/15/06                                          3,000     3,000
   Dorada Finance, Inc., FRN, /(1)/
       5.30%, 9/15/06                                           6,000     6,000
   Five Finance, Inc., FRN, /(1)/
       5.30%, 9/15/06                                           7,000     6,999
   Links Finance LLC, FRN, MTN, /(1)/
       5.29%, 9/14/06                                           5,000     5,000
       5.30%, 9/15/06                                          15,000    14,999
       5.29%, 9/26/06                                           3,000     3,000
       5.47%, 10/10/06                                         10,000     9,999
       5.47%, 10/11/06                                          5,000     5,000
   Whistlejacket Capital LLC, FRN, MTN, /(1)/
       5.32%, 9/20/06                                          10,000    10,001
   White Pine Finance LLC, FRN, /(1)/
       5.28%, 9/25/06                                           5,000     4,999
-------------------------------------------------------------------------------
                                                                        124,999
-------------------------------------------------------------------------------
Transportation Equipment - 0.7%
   American Honda Finance, FRN, /(1)/
       5.27%, 9/7/06                                            5,000     5,001
       5.45%, 9/21/06                                          10,000    10,001
       5.45%, 10/26/06                                          5,000     5,000
-------------------------------------------------------------------------------
                                                                         20,002
-------------------------------------------------------------------------------
Total Corporate Notes/Bonds (Cost $504,790)                             504,790
-------------------------------------------------------------------------------

        LIQUID ASSETS PORTFOLIO 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   LIQUID ASSETS PORTFOLIO (continued)              AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                              AMOUNT    VALUE
-------------------------------------------------------------------------------
                                                              (000S)    (000S)
EURODOLLAR TIME DEPOSITS - 13.3%
Domestic Depository Institutions - 4.0%
   Bank of America, Toronto, Canada,
       5.28%, 9/1/06                                          $20,000  $ 20,000
   State Street Bank and Trust Co., Grand Cayman,
       5.28%, 9/1/06                                           30,000    30,000
   Wachovia Bank, N.A., Grand Cayman,
       5.26%, 9/1/06                                           57,277    57,277
-------------------------------------------------------------------------------
                                                                        107,277
-------------------------------------------------------------------------------
Foreign Depository Institutions - 9.3%
   Allied Irish Banks, Dublin,
       5.42%, 2/20/07                                          10,000    10,000
   Bank of Nova Scotia, Toronto, Canada,
       5.30%, 9/29/06                                          20,000    20,000
   CALYON, Grand Cayman,
       5.30%, 9/1/06                                           30,000    30,000
   Den Norske Bank, Grand Cayman,
       5.38%, 11/15/06                                         13,000    13,000
   Dexia Credit Local, Grand Cayman,
       5.29%, 9/1/06                                           49,636    49,636
   KBC Bank N.V., London,
       5.30%, 9/1/06                                           40,000    40,000
   National Bank of Canada, Montreal, Canada,
       5.30%, 10/2/06                                          15,000    15,000
   Rabobank Nederland, Grand Cayman,
       5.29%, 9/1/06                                           20,000    20,000
   Societe Generale, Grand Cayman,
       5.30%, 9/1/06                                           40,000    40,000
   Svenska Handlesbanken, Stockholm, Sweden,
       5.36%, 11/27/06                                         13,000    13,000
-------------------------------------------------------------------------------
                                                                        250,636
-------------------------------------------------------------------------------
Total Eurodollar Time Deposits (Cost $357,913)                          357,913
-------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 2.0%
Administration of Environmental and Housing Programs -
  0.7%
   State of Texas G.O. Taxable VRDB, Veterans' Land,
     Series 2000A,
       5.30%, 9/11/06                                          18,670    18,670
-------------------------------------------------------------------------------
Educational Services - 0.2%
   Savannah, Georgia, College of Art and Design,
     Taxable Revenue Bonds, Series 2004 (Bank of
     America, N.A. LOC),
       5.33%, 9/11/06                                           5,400     5,400
-------------------------------------------------------------------------------
Electric Services - 0.2%
   M-S-R Public Power Agency, California, Taxable
     Revenue Bonds, Series 1998G, San Juan Project
     (MBIA Insured),
       5.33%, 9/11/06                                           5,700     5,700
-------------------------------------------------------------------------------
Executive, Legislative and General Government - 0.2%
   Cook County, Illinois, G.O. Taxable Bonds, Series
     2004D,
       5.35%, 9/11/06                                           5,000     5,000
-------------------------------------------------------------------------------
Public Finance, Tax and Monetary - 0.2%
   Oakland-Alameda County Coliseum Authority CP
     Taxable, Series 1996 A-1, Oakland Coliseum Arena
     (Allied Irish Bank LOC),
       5.41%, 12/1/06                                           5,000     5,000
-------------------------------------------------------------------------------

        LIQUID ASSETS PORTFOLIO 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   LIQUID ASSETS PORTFOLIO (continued)              AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                              AMOUNT    VALUE
-------------------------------------------------------------------------------
                                                              (000S)    (000S)
MUNICIPAL INVESTMENTS - 2.0% - CONTINUED
Real Estate - 0.3%
   Fiore Capital LLC, Taxable VRN, Series 2005A
     (Marshall & Ilsley Bank LOC),
       5.33%, 9/11/06                                        $  8,245  $  8,245
-------------------------------------------------------------------------------
Water Services - 0.2%
   Olivenhain, California Municipal Water District COP
     Taxable VRDB, Series 2002 (Bank of America, N.A.
     LOC),
       5.37%, 9/11/06                                           7,040     7,040
-------------------------------------------------------------------------------
Total Municipal Investments (Cost $55,055)                               55,055
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 1.1% /(2)/
FHLB - 0.4%
   FHLB Note,
       5.63%, 8/15/07                                          10,000    10,000
-------------------------------------------------------------------------------
Freddie Mac - 0.7%
   FHLMC Notes,
       5.50%, 7/3/07                                           15,000    15,000
       5.50%, 7/9/07                                            5,000     5,000
-------------------------------------------------------------------------------
                                                                         20,000
-------------------------------------------------------------------------------
Total U.S. Government Agencies (Cost $30,000)                            30,000
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 28.7%
(Colld. at a minimum of 102%) /(3)/
Joint Repurchase Agreements - 1.9%
   Bank of America Securities LLC, dated 8/31/06,
     repurchase price $16,710
       5.21%, 9/1/06                                           16,708    16,708
   Morgan Stanley & Co., Inc., dated 8/31/06,
     repurchase price $11,140
       5.22%, 9/1/06                                           11,139    11,139
   Societe Generale, New York Branch, dated 8/31/06,
     repurchase price $5,570
       5.20%, 9/1/06                                            5,569     5,569
   UBS Securities LLC, dated 8/31/06, repurchase price
     $16,710
       5.22%, 9/1/06                                           16,708    16,708
-------------------------------------------------------------------------------
                                                                         50,124
-------------------------------------------------------------------------------
(Colld. at a minimum of 102%) /(4)/
Repurchase Agreements - 26.8%
   Bank of America, N.A., dated 8/31/06 repurchase
     price $10,001
       5.28%, 9/1/06                                           10,000    10,000
   Citigroup Global Markets, Inc., dated 8/31/06
     repurchase price $320,047
       5.29%, 9/1/06                                          320,000   320,000

        LIQUID ASSETS PORTFOLIO 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   LIQUID ASSETS PORTFOLIO (continued)              AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                            AMOUNT     VALUE
-------------------------------------------------------------------------------
                                                            (000S)     (000S)
REPURCHASE AGREEMENTS - 28.7% - CONTINUED
(Colld. at a minimum of 102%) /(4)/
Repurchase Agreements - 26.8% - (continued)
   Lehman Brothers, Inc., dated 8/31/06 repurchase
     price $95,014
       5.32%, 9/1/06                                       $ 95,000  $   95,000
   UBS securities LLC, dated 8/31/06 repurchase price
     $300,044
       5.28%, 9/1/06                                        300,000     300,000
-------------------------------------------------------------------------------
                                                                        725,000
-------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $775,124)                             775,124
-------------------------------------------------------------------------------
Total Investments - 100.0% (Cost $2,701,387) /(5)/                    2,701,387
-------------------------------------------------------------------------------
Other Assets less Liabilities - 0.0%                                        888
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $2,702,275
-------------------------------------------------------------------------------

/(1)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
/(2)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(3)/ The nature and terms of the collateral received for the joint repurchase agreements are as follows:

                                                  COUPON          MATURITY
NAME                                              RATES            DATES
-------------------------------------------------------------------------------
U.S. Treasury Bonds                             2.38% - 8.13% 5/15/16 - 4/15/29
U.S. Treasury Notes                             2.00% - 5.50%  5/15/09 -1/15/14

/(4)/ The nature and terms of the collateral received for the repurchase agreements are as follows:

                                                   COUPON          MATURITY
NAME                                               RATES            DATES
-------------------------------------------------------------------------------
FHLMC                                            0.00% - 5.50% 7/1/21 - 8/15/36
FNMA                                             0.00% - 6.50%  6/1/18 - 8/1/36

/(5)/ The cost for federal income tax purposes was $2,701,387.

        LIQUID ASSETS PORTFOLIO 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
ABBREVIATIONS AND OTHER INFORMATION
--------------------------------------------------------------------------------
   LIQUID ASSETS PORTFOLIO (continued)              AUGUST 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

Colld.     Collateralized

CP         Commercial Paper

COP        Certificate of Participation

FHLB       Federal Home Loan Bank

FHLMC      Federal Home Loan Mortgage Corporation

FNMA       Federal National Mortgage Association

FRCD       Floating Rate Certificates of Deposit

FRCP       Floating Rate Commercial Paper

FRN        Floating Rate Notes

FSB        Federal Savings Bank

G.O.       General Obligation

LOC        Letter of Credit

MBIA       Municipal Bond Insurance Association

MTN        Medium Term Notes

VRDB       Variable Rate Demand Bonds

VRN        Variable Rate Note

       LIQUID ASSETS PORTFOLIO 10 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

Item 2. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern
Institutional Funds

By: /s/ Lloyd A. Wennlund
    ------------------------------
    Lloyd A. Wennlund, President
    (Principal Executive Officer)

Date: October 27, 2006

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant) Northern
Institutional Funds

By: /s/ Lloyd A. Wennlund
    ------------------------------
    Lloyd A. Wennlund, President
    (Principal Executive Officer)

Date: October 27, 2006


By: /s/ Stuart N. Schuldt
    --------------------------
    Stuart N. Schuldt,
    Treasurer
    (Principal Financial and
    Accounting Officer)

Date: October 27, 2006